UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-342-5734

Date of fiscal year end: December 31, 2017

Date of reporting period: December 31, 2017

Item 1.	Reports to Stockholders.

The KP Funds

KP Retirement Path 2015 Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Annual Report

December 31, 2017

THE KP FUNDS	December 31, 2017

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	December 31, 2017

Dear Shareholder,

2017 was a very favorable year for investment market participants of all types. Stock markets hit a number of record highs, adding trillions of dollars to global market capitalization. U.S. consumer confidence remained near a 17-year high and unemployment at a 17-year low. Risk appetite was robust, fueling returns for traditional and non-traditional assets. In the public realm, emerging market equities outperformed developed markets. High yield corporate bonds posted the best returns within fixed income. Large Cap US stocks as measured by the Russell 1000 Index returned 21.69% for the year. Non-US equity markets fared even better with the MSCI ACWI ex-US IMI Equity Index gaining 27.81% for the year and the MSCI Emerging Markets Equity Index returning 37.75%. Fixed income returns were positive for the year with the Bloomberg Barclays Aggregate Index returning 3.54%. US REITs (as measured by the MSCI US REIT Index) returned 5.07% for the year, while Commodities (as measured by the Bloomberg Commodity Index) increased by 0.75%. The year closed with the passage of the largest tax reform bill in 30 years, lending further support to stocks given the significant cut in corporate tax rates. Estimates as to the likely effect of the package on U.S. annual GDP growth vary from "negligible" to upwards of 3%, while the package is expected to add $1.5 trillion to the budget deficit over 10 years.

The KP Retirement Path Funds were launched during the early part of January 2014 to provide participants in KP-sponsored defined contribution plans with diversified exposure to all of these asset classes, as well as a number of others including small cap US equity, natural resource equity, global listed infrastructure, Treasury Inflation Protected Securities, floating rate bank loans, emerging market debt, and short term bonds. Each of the 10 KP Retirement Path Funds is designed with a specific retirement date in mind, and the asset allocation is automatically adjusted over time to help shareholders achieve the appropriate balance between long-term capital growth, inflation protection, capital preservation and current income for each stage of their savings and investing career.

Since the KP Retirement Path Funds’ inception we have been pleased with the performance of the operational infrastructure that was assembled to coordinate the activities of the 21 different investment management organizations responsible for the management of the Funds’ assets. We have also been satisfied from an investment performance perspective. In terms of absolute performance, fiscal year 2017 was characterized by strong returns across the major asset classes. Consequently the returns for the KP Retirement Path Funds were all positive for the year, ranging from 10.03% (2015 Fund) to 21.66% (2060 Fund). The Funds outperformed their strategic benchmarks in fiscal year 2017, and as a result, also outperformed their benchmarks by between 0.03%-0.17% since their inception in January of 2014 (through December 31, 2017).

We continue to believe that the KP Retirement Path Funds are well-designed and include a diverse set of complementary asset classes and strategies managed by a highly capable team of sub-advisors. We remain confident that the Funds are well-positioned to achieve their objectives going into 2018 and beyond.

Respectfully Submitted,

Gregory C. Allen	Ivan S. Cliff, CFA
Portfolio Manager	Portfolio Manager
CEO, President, Chief Research Officer	Director of Research

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2017

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Performance for the KP Retirement Path Funds for Fiscal Year 2017 was positive across the board on an absolute basis as well as relative to the Funds’ strategic benchmarks. In order to better understand the sources of outperformance for the year, it is helpful to review the design of the Funds.

Each of the KP Retirement Path Funds is itself a “fund-of-funds”. This means that each of the Funds is composed of a collection of sub-funds, each with a specific purpose that contributes to the overall design. At the highest level these sub-funds can be grouped into six major categories which include: large cap US equities, small cap US equities, international equities, broad fixed income, real (or inflation sensitive) assets, and short-term fixed income. Each of the KP Retirement Path Funds varies its exposure to these asset categories over time to ensure that it is achieving the appropriate balance of capital appreciation, current income, inflation protection, and capital preservation. The 2060 Fund, for example, is primarily invested in large cap US equity, small cap US equity, and international equity. The 2015 Fund, on the other hand, has a much greater emphasis on broad fixed income, real assets, and short-term fixed income.

The performance of each Fund is compared to its own strategic benchmark. The strategic benchmarks are designed to reflect the target asset allocation for each Fund, while also assuming that each of the underlying asset classes is implemented using a passive index. While Management makes extensive use of passive strategies in the Funds’ implementation to keep costs low, we also employ a number of active strategies in our attempt to add value relative to the strategic benchmarks. Management does not attempt to add value by trying to time markets using tactical asset allocation. As a result, most of the relative performance of the Funds versus their strategic benchmarks can be explained by the relative performance of the strategies within each of the six underlying asset classes. Given this understanding, we can now put the relative performance of the KP Retirement Path Funds into perspective by examining the relative performance of each of the underlying asset classes.

The KP Retirement Path Funds achieve their large cap US equity exposure through the use of the KP Large Cap Equity Fund. This Fund is benchmarked to the Russell 1000 Index. The Fund employs five strategies including: a passive S&P 500 index strategy; an active large cap growth strategy; an active large cap value strategy; and two active large cap blend strategies. The Fund returned 23.84% for the year versus 21.69% for the benchmark. This outperformance of 2.15% at the Fund level was largely explained by the outperformance of the active large cap growth strategy and the active large cap value strategy. These strategies beat their benchmarks for the year by 8.26% and 4.76% respectively. Since large cap is a significant part of the asset allocation for all of the KP Retirement Path Funds, this was a meaningful source of outperformance across the entire fund family.

The KP Retirement Path Funds achieve their small cap US equity exposure through the use of the KP Small Cap Equity Fund. This Fund is benchmarked to the Russell 2000 Index. The Fund employs seven strategies including a passive S&P 600 strategy, two active small cap growth strategies, two active small cap value strategies, and two active small cap blend strategies. The Fund returned 17.95% for the year versus 14.65% for the benchmark. The outperformance of 3.30% was largely explained by the outperformance of one active growth strategy, both of the actively managed value strategies, and one of the active small cap blend strategies. These strategies beat their benchmarks by a range of 4.57% to 13.09% with an average outperformance of 7.89%. Small cap is a relatively small part of the asset allocation for the KP Retirement Path Funds, but in combination with the relatively large outperformance versus its index, this contributed to the outperformance across the fund family.

The KP Retirement Path Funds achieve their international equity exposure through the use of the KP International Equity Fund. This Fund is benchmarked to the MSCI ACWI ex-US IMI Index. The Fund employs seven strategies including two passive strategies: MSCI World ex-US and MSCI World ex-US Small Cap Index strategies. The Fund also employs five active strategies including two active MSCI EAFE strategies, an active MSCI ACWI ex-US strategy, and two active emerging markets strategies. The Fund returned 28.95% for the year versus 27.66% for the benchmark. This outperformance of 1.29% was largely attributable to an active EAFE strategy which outpaced its benchmark by 3.92% and an emerging markets strategy, which outperformed its benchmark by 4.32%. Because international equity is a large part of the asset allocation for the KP Retirement Path Funds, this was a noteworthy source of relative outperformance across the fund family.

The KP Retirement Path Funds achieve their broad fixed income exposure through the use of the KP Fixed Income Fund. This Fund is benchmarked to the Bloomberg Barclays Capital US Aggregate Bond Index. The Fund employs four strategies including a passive Bloomberg Barclays Capital US Aggregate Bond Index strategy, an active Bloomberg

THE KP FUNDS	December 31, 2017

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Barclays Aggregate strategy, an active emerging markets debt strategy, and an active bank loan strategy. The KP Fixed Income Fund returned 4.41% for the year versus 3.54% for the benchmark. This outperformance of 0.87% was primarily due to the outperformance of the active emerging markets debt strategy, which outperformed its benchmark by 2.56%, as well as the contributions of the active Bloomberg Barclays and active bank loan strategies. Because fixed income is a large part of the asset allocation for the KP Retirement Path Funds, this outperformance had a positive impact on the relative performance of the KP Retirement Path Fund series.

The KP Retirement Path Funds achieve their real assets exposure through the use of a diversified collection of non-affiliated sub-funds each specializing in a different inflation-sensitive strategy. Collectively these strategies returned 7.26% over the measurement period versus 8.52% for their composite benchmark. The seven underlying real assets funds had a wide range of returns, from 2.73% for the commodities fund to 20.80% for the global listed infrastructure fund. Because real assets are a relatively small part of the asset allocation for the KP Retirement Path Funds, they had only a modest impact on the relative performance across the series.

The KP Retirement Path Funds achieve their short-term fixed income exposure through the use of low-cost index strategies. These sub-funds performed in line with their benchmarks and did not have a material effect on the relative performance across the series.

The tables that follow detail the performance of each of the KP Retirement Path Funds over various periods ended December 31, 2017.

To determine if one of these funds is an appropriate investment for you, carefully consider the fund's investment objectives, risk factors, charges, and expenses before investing. This and other information may be found in the fund's summary and full prospectuses, which may be obtained by calling (855)4-KPFNDS or by visiting the website at www.kp-funds.com. Please read the prospectus carefully before investing.

The KP Retirement Path Funds and the KP Core Funds are mutual funds. They are part of The KP Funds Series Trust, an open-end management investment company that offers shares of diversified portfolios. The funds are advised by Callan LLC, a registered investment advisor. They are administered by SEI Investments Global Funds Services and distributed by SEI investments Distribution Co., which are not affiliated with Callan LLC.

Only participants in the Kaiser Permanente defined contribution plans and 403(b) plans can invest in the funds.

There can be no assurance that a Fund will achieve its stated objectives. An investor may experience losses, at any time, including near, at or after the Fund's target year. In addition, there is no guarantee that an investor's investment in the fund will provide any income at or through the years following the Fund's target year in amounts adequate to meet the investor's goals or retirement needs.

Investing involves risk including loss of principal. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. Mortgage-backed securities are subject to pre-payment and extension risk and therefore react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Non-investment grade bonds involve greater risks of default and are more volatile than investment grade securities, due to the speculative nature of the investment. International investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. These risks are heightened when investing in emerging markets or in a single state.

Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected. The use of leverage by the fund managers may accelerate the velocity of potential losses. Furthermore, the use of derivatives are often more volatile than other investments and magnify the Fund's gains or losses. Diversification does not protect against market loss.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2017

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Definition of Comparitive Indices

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the Russell 3000 Index.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The MSCI ACWI ex-US Index captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries. With 1,866 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex-US Investable Market Index (IMI) captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries. With 6,216 constituents, the index covers approximately 99% of the global equity opportunity set outside the US.

The MSCI EAFE Index captures large, mid, small and micro cap representation across 21 Developed Markets countries (excluding Canada and the United States).

The MSCI Emerging Markets Equity Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based and measures the performance of the U.S. investment grade bond market. It invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States – including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

The S&P 500 Index is based on market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2015 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Retirement Path 2015 Fund, Institutional Class	10.03%	5.06%	4.78%
S&P 500 Index	21.83%	11.41%	12.13%
Custom Retirement 2015 Fund Benchmark	9.17%	4.49%	4.62%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2020 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Retirement Path 2020 Fund, Institutional Class	12.04%	5.84%	5.40%
S&P 500 Index	21.83%	11.41%	12.13%
Custom Retirement 2020 Fund Benchmark	10.98%	5.24%	5.23%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2025 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Retirement Path 2025 Fund, Institutional Class	14.59%	6.79%	6.11%
S&P 500 Index	21.83%	11.41%	12.13%
Custom Retirement 2025 Fund Benchmark	13.27%	6.18%	5.95%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2030 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Retirement Path 2030 Fund, Institutional Class	16.93%	7.67%	6.73%
S&P 500 Index	21.83%	11.41%	12.13%
Custom Retirement 2030 Fund Benchmark	15.53%	7.08%	6.64%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2035 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Retirement Path 2035 Fund, Institutional Class	18.93%	8.42%	7.31%
S&P 500 Index	21.83%	11.41%	12.13%
Custom Retirement 2035 Fund Benchmark	17.37%	7.84%	7.24%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2040 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Retirement Path 2040 Fund, Institutional Class	20.28%	8.89%	7.68%
S&P 500 Index	21.83%	11.41%	12.13%
Custom Retirement 2040 Fund Benchmark	18.58%	8.31%	7.60%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2045 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Retirement Path 2045 Fund, Institutional Class	21.00%	9.14%	7.82%
S&P 500 Index	21.83%	11.41%	12.13%
Custom Retirement 2045 Fund Benchmark	19.29%	8.57%	7.79%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2050 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Retirement Path 2050 Fund, Institutional Class	21.52%	9.32%	7.95%
S&P 500 Index	21.83%	11.41%	12.13%
Custom Retirement 2050 Fund Benchmark	19.72%	8.71%	7.90%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2055 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Retirement Path 2055 Fund, Institutional Class	21.59%	9.36%	8.00%
S&P 500 Index	21.83%	11.41%	12.13%
Custom Retirement 2055 Fund Benchmark	19.85%	8.75%	7.93%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2060 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Retirement Path 2060 Fund, Institutional Class	21.66%	9.37%	8.04%
S&P 500 Index	21.83%	11.41%	12.13%
Custom Retirement 2060 Fund Benchmark	19.85%	8.75%	7.93%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Large Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Large Cap Equity Fund, Institutional Class	23.84%	11.93%	11.84%
Russell 1000 Index	21.69%	11.23%	11.85%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Small Cap Equity Fund, Institutional Class	17.95%	9.98%	8.53%
Russell 2000 Index	14.65%	9.96%	8.70%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP International Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP International Equity Fund, Institutional Class	28.95%	8.90%	5.60%
International Equity Benchmark†	27.66%	7.96%	5.17%
MSCI ACWI ex-US IMI Index	27.81%	8.38%	5.40%
MSCI ACWI ex-US Index	27.19%	7.83%	5.07%

*	The Fund commenced operations on January 10, 2014.

†	The Fund changed its benchmark index to the MSCI ACWI ex-US IMI Index as of April 1, 2017. The International Equity Benchmark consists of the MSCI ACWI ex-US Index through March 31, 2017 and MSCI ACWI ex-US IMI Index going forward. The new benchmark index more closely aligns with the strategy and investments of the Fund.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2017*
	One Year Return	Three Year Return	Annualized Inception to Date
KP Fixed Income Fund, Institutional Class	4.41%	3.00%	2.94%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.24%	2.99%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2015 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 73.0%
KP Fixed Income Fund	17,816,627	$179,057
KP International Equity Fund	3,269,944	36,623
KP Large Cap Equity Fund	6,883,016	89,342
KP Small Cap Equity Fund	1,338,309	16,167

Total Affiliated Registered Investment Companies (Cost $298,681) (000)		321,189

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 27.0%
DFA Commodity Strategy Portfolio	727,914	4,338
DFA International Real Estate Securities Portfolio	869,267	4,520
Lazard Global Listed Infrastructure Portfolio	264,119	4,226
T. Rowe Price Institutional Floating Rate Fund	424,537	4,254

Description	Shares	Value (000)
T. Rowe Price New Era Fund, Cl I	122,909	$4,486
Vanguard Inflation-Protected Securities Fund	1,287,745	13,431
Vanguard REIT Index Fund	491,610	8,943
Vanguard Short-Term Bond Index Fund	4,000,162	41,522
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,339,957	32,802

Total Unaffiliated Registered Investment Companies (Cost $116,625) (000)		118,522

Total Investments In Securities — 100.0% (Cost $415,306) (000)		$439,711

Percentages are based on Net Assets of $439,687 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$159,878	$66,534	$(50,705)	$2,707	$643	$179,057	$4,206	$53
KP International Equity Fund	27,218	14,044	(12,954)	7,385	930	36,623	839	161
KP Large Cap Equity Fund	79,257	23,145	(26,504)	7,560	5,884	89,342	1,182	4,580
KP Small Cap Equity Fund	13,182	6,382	(4,666)	372	897	16,167	84	1,345

Totals	$279,535	$110,105	$(94,829)	$18,024	$8,354	$321,189	$6,311	$6,139

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 76.7%
KP Fixed Income Fund	30,834,878	$309,890
KP International Equity Fund	9,044,483	101,298
KP Large Cap Equity Fund	16,590,079	215,339
KP Small Cap Equity Fund	3,844,911	46,447

Total Affiliated Registered Investment Companies (Cost $615,588) (000)		672,974

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 23.3%
DFA Commodity Strategy Portfolio	1,488,030	8,869
DFA International Real Estate Securities Portfolio	1,773,858	9,224
Lazard Global Listed Infrastructure Portfolio	539,675	8,635
T. Rowe Price Institutional Floating Rate Fund	867,419	8,692

Description	Shares	Value (000)
T. Rowe Price New Era Fund, Cl I	250,913	$9,158
Vanguard Inflation-Protected Securities Fund	2,496,573	26,039
Vanguard REIT Index Fund	952,829	17,331
Vanguard Short-Term Bond Index Fund	6,436,374	66,810
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,036,260	49,848

Total Unaffiliated Registered Investment Companies (Cost $201,960) (000)		204,606

Total Investments In Securities — 100.0% (Cost $817,548) (000)		$877,580

Percentages are based on Net Assets of $877,534 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$243,375	$98,937	$(37,085)	$4,172	$491	$309,890	$7,276	$90
KP International Equity Fund	78,221	25,522	(24,087)	19,701	1,941	101,298	2,320	443
KP Large Cap Equity Fund	150,728	73,551	(37,720)	20,138	8,642	215,339	2,848	10,986
KP Small Cap Equity Fund	42,361	9,080	(8,384)	1,708	1,682	46,447	239	3,845

Totals	$514,685	$207,090	$(107,276)	$45,719	$12,756	$672,974	$12,683	$15,364

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 81.4%
KP Fixed Income Fund	30,612,325	$307,654
KP International Equity Fund	14,720,255	164,867
KP Large Cap Equity Fund	24,148,051	313,441
KP Small Cap Equity Fund	6,414,296	77,485

Total Affiliated Registered Investment Companies (Cost $778,219) (000)		863,447

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 18.6%
DFA Commodity Strategy Portfolio	1,813,076	10,806
DFA International Real Estate Securities Portfolio	2,160,657	11,235
Lazard Global Listed Infrastructure Portfolio	657,656	10,522
T. Rowe Price Institutional Floating Rate Fund	1,057,036	10,592

Description	Shares	Value (000)
T. Rowe Price New Era Fund, Cl I	305,590	$11,154
Vanguard Inflation-Protected Securities Fund	2,973,717	31,016
Vanguard REIT Index Fund	1,134,769	20,642
Vanguard Short-Term Bond Index Fund	5,111,473	53,057
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,589,117	38,901

Total Unaffiliated Registered Investment Companies (Cost $195,309) (000)		197,925

Total Investments In Securities — 100.0% (Cost $973,528) (000)		$1,061,372

Percentages are based on Net Assets of $1,061,313 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$219,574	$99,287	$(15,279)	$3,822	$250	$307,654	$7,207	$89
KP International Equity Fund	141,328	24,904	(35,501)	32,142	1,994	164,867	3,771	719
KP Large Cap Equity Fund	196,194	111,437	(33,234)	31,199	7,845	313,441	4,139	15,955
KP Small Cap Equity Fund	71,689	16,806	(16,303)	2,386	2,907	77,485	399	6,400

Totals	$628,785	$252,434	$(100,317)	$69,549	$12,996	$863,447	$15,516	$23,163

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 86.3%
KP Fixed Income Fund	23,771,810	$238,907
KP International Equity Fund	18,192,363	203,754
KP Large Cap Equity Fund	25,987,145	337,314
KP Small Cap Equity Fund	7,799,680	94,220

Total Affiliated Registered Investment Companies (Cost $776,445) (000)		874,195

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 13.7%
DFA Commodity Strategy Portfolio	1,631,110	9,721
DFA International Real Estate Securities Portfolio	1,943,561	10,106
Lazard Global Listed Infrastructure Portfolio	591,658	9,467
T. Rowe Price Institutional Floating Rate Fund	951,166	9,531

Description	Shares	Value (000)
T. Rowe Price New Era Fund, Cl I	274,789	$10,030
Vanguard Inflation-Protected Securities Fund	2,644,108	27,578
Vanguard REIT Index Fund	1,008,896	18,351
Vanguard Short-Term Bond Index Fund	2,603,643	27,026
Vanguard Short-Term Inflation-Protected Securities Index Fund	711,996	17,430

Total Unaffiliated Registered Investment Companies (Cost $136,938) (000)		139,240

Total Investments In Securities — 100.0% (Cost $913,383) (000)		$1,013,435

Percentages are based on Net Assets of $1,013,379 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$155,165	$90,654	$(9,898)	$2,788	$198	$238,907	$5,590	$69
KP International Equity Fund	190,200	33,375	(62,092)	40,821	1,450	203,754	4,656	888
KP Large Cap Equity Fund	210,598	112,088	(26,246)	34,655	6,219	337,314	4,450	17,160
KP Small Cap Equity Fund	89,053	22,414	(23,530)	2,314	3,969	94,220	485	7,777

Totals	$645,016	$258,531	$(121,766)	$80,578	$11,836	$874,195	$15,181	$25,894

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 90.5%
KP Fixed Income Fund	21,591,121	$216,991
KP International Equity Fund	24,750,672	277,208
KP Large Cap Equity Fund	31,100,176	403,680
KP Small Cap Equity Fund	10,589,761	127,924

Total Affiliated Registered Investment Companies (Cost $900,158) (000)		1,025,803

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 9.5%
DFA Commodity Strategy Portfolio	1,623,450	9,676
DFA International Real Estate Securities Portfolio	1,934,539	10,060
Lazard Global Listed Infrastructure Portfolio	588,924	9,423
T. Rowe Price Institutional Floating Rate Fund	946,743	9,486

Description	Shares	Value (000)
T. Rowe Price New Era Fund, Cl I	273,496	$9,983
Vanguard Inflation-Protected Securities Fund	2,638,166	27,516
Vanguard REIT Index Fund	1,006,562	18,308
Vanguard Short-Term Bond Index Fund	830,590	8,622
Vanguard Short-Term Inflation-Protected Securities Index Fund	176,623	4,324

Total Unaffiliated Registered Investment Companies (Cost $104,972) (000)		107,398

Total Investments In Securities — 100.0% (Cost $1,005,130) (000)		$1,133,201

Percentages are based on Net Assets of $1,133,140 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$132,082	$89,991	$(7,672)	$2,443	$147	$216,991	$5,085	$63
KP International Equity Fund	248,350	46,186	(73,415)	54,715	1,372	277,208	6,342	1,209
KP Large Cap Equity Fund	263,591	116,601	(24,911)	42,566	5,833	403,680	5,332	20,547
KP Small Cap Equity Fund	115,902	31,996	(28,293)	3,537	4,782	127,924	659	10,565

Totals	$759,925	$284,774	$(134,291)	$103,261	$12,134	$1,025,803	$17,418	$32,384

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 93.3%
KP Fixed Income Fund	16,391,554	$164,735
KP International Equity Fund	25,930,409	290,421
KP Large Cap Equity Fund	29,734,507	385,954
KP Small Cap Equity Fund	10,955,463	132,342

Total Affiliated Registered Investment Companies (Cost $849,451) (000)		973,452

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 6.7%
DFA Commodity Strategy Portfolio	1,209,582	7,209
DFA International Real Estate Securities Portfolio	1,441,482	7,496
Lazard Global Listed Infrastructure Portfolio	438,820	7,021

Description	Shares	Value (000)
T. Rowe Price Institutional Floating Rate Fund	705,519	$7,069
T. Rowe Price New Era Fund, Cl I	203,738	7,436
Vanguard Inflation-Protected Securities Fund	1,961,531	20,459
Vanguard REIT Index Fund	748,298	13,612

Total Unaffiliated Registered Investment Companies (Cost $68,347) (000)		70,302

Total Investments In Securities — 100.0% (Cost $917,798) (000)		$1,043,754

Percentages are based on Net Assets of $1,043,698 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$88,789	$80,686	$(6,622)	$1,749	$133	$164,735	$3,860	$48
KP International Equity Fund	248,249	52,293	(67,622)	56,163	1,338	290,421	6,644	1,266
KP Large Cap Equity Fund	261,814	100,312	(22,017)	40,745	5,100	385,954	5,098	19,652
KP Small Cap Equity Fund	113,607	36,372	(25,957)	3,903	4,417	132,342	681	10,934

Totals	$712,459	$269,663	$(122,218)	$102,560	$10,988	$973,452	$16,283	$31,900

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.7%
KP Fixed Income Fund	10,251,299	$103,026
KP International Equity Fund	20,268,054	227,002
KP Large Cap Equity Fund	22,421,360	291,029
KP Small Cap Equity Fund	8,680,151	104,856

Total Affiliated Registered Investment Companies (Cost $634,648) (000)		725,913

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.3%
DFA Commodity Strategy Portfolio	711,795	4,242
DFA International Real Estate Securities Portfolio	847,657	4,408
Lazard Global Listed Infrastructure Portfolio	258,151	4,130

Description	Shares	Value (000)
T. Rowe Price Institutional Floating Rate Fund	415,042	$4,159
T. Rowe Price New Era Fund, Cl I	119,854	4,375
Vanguard Inflation-Protected Securities Fund	1,132,835	11,815
Vanguard REIT Index Fund	432,143	7,861

Total Unaffiliated Registered Investment Companies (Cost $39,851) (000)		40,990

Total Investments In Securities — 100.0% (Cost $674,499) (000)		$766,903

Percentages are based on Net Assets of $766,861 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$45,430	$61,135	$(4,605)	$975	$91	$103,026	$2,415	$30
KP International Equity Fund	186,139	48,360	(50,807)	42,664	646	227,002	5,195	988
KP Large Cap Equity Fund	195,581	78,140	(16,216)	29,795	3,729	291,029	3,846	14,792
KP Small Cap Equity Fund	80,834	32,449	(14,677)	3,597	2,653	104,856	540	8,648

Totals	$507,984	$220,084	$(86,305)	$77,031	$7,119	$725,913	$11,996	$24,458

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%
KP Fixed Income Fund	4,729,993	$47,536
KP International Equity Fund	11,304,959	126,616
KP Large Cap Equity Fund	12,416,162	161,162
KP Small Cap Equity Fund	4,820,316	58,229

Total Affiliated Registered Investment Companies (Cost $348,269) (000)		393,543

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.9%
DFA Commodity Strategy Portfolio	361,358	2,154
DFA International Real Estate Securities Portfolio	429,939	2,236
Lazard Global Listed Infrastructure Portfolio	131,030	2,096

Description	Shares	Value (000)
T. Rowe Price Institutional Floating Rate Fund	210,627	$2,110
T. Rowe Price New Era Fund, Cl I	60,826	2,220
Vanguard Inflation-Protected Securities Fund	556,564	5,805
Vanguard REIT Index Fund	212,297	3,862

Total Unaffiliated Registered Investment Companies (Cost $19,953) (000)		20,483

Total Investments In Securities — 100.0% (Cost $368,222) (000)		$414,026

Percentages are based on Net Assets of $414,001 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$20,319	$28,827	$(2,015)	$364	$41	$47,536	$1,115	$14
KP International Equity Fund	90,509	37,376	(23,783)	22,377	137	126,616	2,899	549
KP Large Cap Equity Fund	95,036	57,380	(8,377)	15,179	1,944	161,162	2,131	8,174
KP Small Cap Equity Fund	38,852	22,950	(6,683)	1,917	1,193	58,229	300	4,793

Totals	$244,716	$146,533	$(40,858)	$39,837	$3,315	$393,543	$6,445	$13,530

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%
KP Fixed Income Fund	1,190,474	$11,964
KP International Equity Fund	3,091,412	34,624
KP Large Cap Equity Fund	3,384,114	43,926
KP Small Cap Equity Fund	1,300,588	15,711

Total Affiliated Registered Investment Companies (Cost $95,877) (000)		106,225

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.9%
DFA Commodity Strategy Portfolio	100,907	601
DFA International Real Estate Securities Portfolio	119,778	623
Lazard Global Listed Infrastructure Portfolio	36,551	585

Description	Shares	Value (000)
T. Rowe Price Institutional Floating Rate Fund	58,755	$589
T. Rowe Price New Era Fund, Cl I	16,964	619
Vanguard Inflation-Protected Securities Fund	144,761	1,510
Vanguard REIT Index Fund	55,196	1,004

Total Unaffiliated Registered Investment Companies (Cost $5,450) (000)		5,531

Total Investments In Securities —100.0% (Cost $101,327) (000)		$111,756

Percentages are based on Net Assets of $111,748 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$4,327	$8,225	$(654)	$66	$—	$11,964	$281	$3
KP International Equity Fund	19,263	15,671	(5,657)	5,263	84	34,624	795	150
KP Large Cap Equity Fund	20,224	22,299	(2,533)	3,567	369	43,926	581	2,219
KP Small Cap Equity Fund	8,265	8,578	(1,814)	467	215	15,711	81	1,288

Totals	$52,079	$54,773	$(10,658)	$9,363	$668	$106,225	$1,738	$3,660

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%
KP Fixed Income Fund	244,981	$2,462
KP International Equity Fund	636,009	7,123
KP Large Cap Equity Fund	695,827	9,032
KP Small Cap Equity Fund	267,460	3,231

Total Affiliated Registered Investment Companies (Cost $20,285) (000)		21,848

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.9%
DFA Commodity Strategy Portfolio	21,445	128
DFA International Real Estate Securities Portfolio	25,416	132
Lazard Global Listed Infrastructure Portfolio	7,762	124

Description	Shares	Value (000)
T. Rowe Price Institutional Floating Rate Fund	12,479	$125
T. Rowe Price New Era Fund, Cl I	3,601	131
Vanguard Inflation-Protected Securities Fund	28,660	299
Vanguard REIT Index Fund	10,925	199

Total Unaffiliated Registered Investment Companies (Cost $1,125) (000)		1,138

Total Investments In Securities — 100.0% (Cost $21,410) (000)		$22,986

Percentages are based on Net Assets of $22,985 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$718	$2,063	$(326)	$3	$4	$2,462	$58	$1
KP International Equity Fund	3,197	4,589	(1,642)	774	205	7,123	163	30
KP Large Cap Equity Fund	3,356	6,225	(1,245)	512	184	9,032	118	452
KP Small Cap Equity Fund	1,371	2,366	(618)	(22)	134	3,231	17	263

Totals	$8,642	$15,243	$(3,831)	$1,267	$527	$21,848	$356	$746

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Large Cap Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 98.1%
Consumer Discretionary — 12.5%
Advance Auto Parts	6,533	$651
Amazon.com*	50,842	59,458
AMC Networks, Cl A*	13,063	706
Aptiv*	82,267	6,979
AutoZone*	832	592
Bed Bath & Beyond	6,790	149
Best Buy	36,617	2,507
BorgWarner	5,697	291
Brunswick	10,048	555
Burlington Stores*	3,621	446
CalAtlantic Group	2,811	159
CarMax*	5,489	352
Carnival	44,109	2,928
CBS, Cl B	10,641	628
Charter Communications, Cl A*	5,800	1,949
Chipotle Mexican Grill, Cl A*	751	217
Comcast, Cl A	389,529	15,601
Darden Restaurants	14,123	1,356
Delphi Technologies	24,846	1,304
Discovery Communications, Cl A*	4,793	107
Discovery Communications, Cl C*	5,393	114
DISH Network, Cl A*	6,700	320
Dollar General	83,614	7,777
Dollar Tree*	21,611	2,319
Domino's Pizza	4,452	841
DR Horton	13,544	692

Description	Shares	Value (000)
Expedia	15,496	$1,856
Extended Stay America	56,847	1,080
Foot Locker	7,174	336
Ford Motor	133,257	1,664
Fossil Group*	700	5
GameStop, Cl A	6,188	111
Gap	6,762	230
Garmin	3,349	200
General Motors	72,321	2,964
Genuine Parts	4,215	400
Goodyear Tire & Rubber	6,830	221
Graham Holdings, Cl B	341	190
H&R Block	27,978	734
Hanesbrands	92,111	1,926
Harley-Davidson	16,878	859
Hasbro	37,265	3,387
Hilton Worldwide Holdings	76,271	6,091
Home Depot	72,828	13,803
Hyatt Hotels, Cl A*	4,976	366
International Game Technology	9,210	244
Interpublic Group of Companies	135,525	2,732
John Wiley & Sons, Cl A	30,743	2,021
Johnson Controls International	207,103	7,893
Kohl's	5,151	279
L Brands	7,325	441
Las Vegas Sands	27,058	1,880
Lear	10,129	1,789
Leggett & Platt	4,046	193
Lennar, Cl A	6,095	385
Live Nation Entertainment*	33,314	1,418
LKQ*	8,800	358
Lowe's	81,294	7,555
Macy's	14,137	356
Marriott International, Cl A	9,134	1,240
Mattel	9,790	151
McDonald's	39,275	6,760
MGM Resorts International	15,000	501
Michael Kors Holdings*	31,964	2,012
Michaels*	68,002	1,645
Mohawk Industries*	1,901	525
Netflix*	30,070	5,772
Newell Brands	50,852	1,571
News, Cl A	11,668	189
News, Cl B	3,100	51
NIKE, Cl B	72,551	4,538
Nordstrom	3,649	173
Norwegian Cruise Line Holdings*	5,100	272

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Large Cap Equity Fund

Description	Shares	Value (000)
NVR*	489	$1,716
Omnicom Group	92,623	6,746
O'Reilly Automotive*	2,469	594
priceline.com*	12,132	21,082
PulteGroup	8,202	273
PVH	28,499	3,910
Ralph Lauren, Cl A	24,979	2,590
Restaurant Brands International	50,000	3,074
Ross Stores	57,772	4,636
Royal Caribbean Cruises	20,836	2,485
Scripps Networks Interactive, Cl A	2,791	238
Signet Jewelers	1,800	102
Skechers U.S.A., Cl A*	24,090	912
Starbucks	45,246	2,599
Tapestry	8,289	367
Target	16,102	1,051
TEGNA	27,851	392
Tesla*	10,350	3,223
Thor Industries	3,796	572
Tiffany	2,992	311
Time Warner	41,207	3,769
TJX	33,872	2,590
Tractor Supply	3,743	280
TripAdvisor*	2,893	100
Tupperware Brands	10,622	666
Twenty-First Century Fox	13,100	447
Twenty-First Century Fox, Cl A	46,814	1,617
Ulta Beauty*	1,700	380
Under Armour, Cl A*	4,700	68
Under Armour, Cl C*	4,720	63
Vail Resorts	673	143
VF	9,514	704
Viacom, Cl B	14,096	434
Visteon*	8,348	1,045
Walt Disney	68,253	7,338
Whirlpool	10,844	1,829
Wyndham Worldwide	3,065	355
Wynn Resorts	2,291	386
Yum! Brands	46,959	3,832

		281,284

Consumer Staples — 7.2%
Altria Group	108,394	7,740
Archer-Daniels-Midland	172,089	6,897
Brown-Forman, Cl B	5,764	396
Bunge	21,605	1,449
Campbell Soup	22,443	1,080

Description	Shares	Value (000)
Church & Dwight	7,200	$361
Clorox	3,725	554
Coca-Cola	137,584	6,312
Colgate-Palmolive	25,831	1,949
Conagra Brands	120,282	4,531
Constellation Brands, Cl A	7,040	1,609
Costco Wholesale	12,847	2,391
Coty, Cl A	89,400	1,778
CVS Health	130,217	9,441
Danone	21,953	1,842
Diageo	123,798	4,555
Dr Pepper Snapple Group	5,230	508
Estee Lauder, Cl A	6,671	849
General Mills	106,067	6,289
Hershey	4,061	461
Hormel Foods	7,670	279
Ingredion	10,157	1,420
JM Smucker	15,409	1,914
Kellogg	7,203	490
Kimberly-Clark	10,387	1,253
Kraft Heinz	17,739	1,379
Kroger	26,300	722
McCormick	3,630	370
Molson Coors Brewing, Cl B	6,965	572
Mondelez International, Cl A	65,264	2,793
Monster Beverage*	12,020	761
Nestle	72,476	6,233
Nu Skin Enterprises, Cl A	16,481	1,124
PepsiCo	128,069	15,358
Philip Morris International	229,456	24,242
Pilgrim's Pride*	24,085	748
Pinnacle Foods	44,353	2,638
Procter & Gamble	149,029	13,693
Reckitt Benckiser Group	22,284	2,082
Rite Aid*	11,397	22
Sysco	34,189	2,076
Tyson Foods, Cl A	78,189	6,339
Walgreens Boots Alliance	40,521	2,943
Wal-Mart Stores	120,451	11,895

		162,338

Energy — 4.4%
Anadarko Petroleum	68,356	3,667
Andeavor	4,232	484
Apache	10,896	460
Baker Hughes	18,209	576
Cabot Oil & Gas	48,202	1,379

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Large Cap Equity Fund

Description	Shares	Value (000)
Chesapeake Energy*	28,581	$113
Chevron	96,205	12,044
Cimarex Energy	2,800	342
Concho Resources*	4,400	661
ConocoPhillips	96,693	5,307
Devon Energy	76,823	3,180
Energen*	4,196	242
EOG Resources	55,001	5,935
EQT	7,363	419
ExxonMobil	259,921	21,740
Halliburton	78,740	3,848
Helmerich & Payne	3,287	212
Hess	7,896	375
Kinder Morgan	57,023	1,030
Marathon Oil	134,690	2,280
Marathon Petroleum	48,921	3,228
Murphy Oil	6,989	217
National Oilwell Varco	11,046	398
Newfield Exploration*	5,837	184
Noble Energy	14,126	412
Occidental Petroleum	62,678	4,617
ONEOK	11,160	596
Phillips 66	12,545	1,269
Pioneer Natural Resources	6,795	1,175
QEP Resources*	29,377	281
Range Resources	6,085	104
Schlumberger	135,693	9,144
Southwestern Energy*	146,777	819
TechnipFMC	13,112	411
Valero Energy	78,408	7,206
Williams	133,294	4,064
World Fuel Services	29,607	833

		99,252

Financials — 16.0%
Affiliated Managers Group	1,600	328
Aflac	31,653	2,779
Allstate	71,422	7,479
American Express	97,949	9,727
American Financial Group	4,627	502
American International Group	26,633	1,587
Ameriprise Financial	36,402	6,169
Annaly Capital Management‡	64,020	761
Aon	55,043	7,376
Arch Capital Group*	4,044	367
Arthur J Gallagher	5,100	323
Assurant	13,018	1,313

Description	Shares	Value (000)
Assured Guaranty	51,977	$1,760
Axis Capital Holdings	14,487	728
Bank of America	692,161	20,433
Bank of New York Mellon	109,668	5,907
BB&T	25,410	1,263
Berkshire Hathaway, Cl B*	91,925	18,221
BlackRock, Cl A	12,941	6,648
Brighthouse Financial*	2,732	160
Capital One Financial	43,214	4,303
Cboe Global Markets	3,400	424
Charles Schwab	77,198	3,966
Chimera Investment‡	79,811	1,475
Chubb	89,320	13,052
Cincinnati Financial	4,257	319
Citigroup	239,369	17,811
Citizens Financial Group	107,969	4,533
CME Group, Cl A	10,050	1,468
Comerica	10,504	912
Discover Financial Services	45,473	3,498
E*TRADE Financial*	7,801	387
Everest Re Group	17,366	3,842
Federated Investors, Cl B	30,034	1,084
Fifth Third Bancorp	21,614	656
First Horizon National	37,840	756
FNF Group	45,623	1,790
Franklin Resources	66,308	2,873
Goldman Sachs Group	50,217	12,793
Hanover Insurance Group	7,490	810
Hartford Financial Services Group	23,117	1,301
Huntington Bancshares	31,348	456
Intercontinental Exchange	91,710	6,471
Invesco	12,173	445
JPMorgan Chase	378,796	40,508
KeyCorp	31,863	643
Leucadia National	9,447	250
Lincoln National	10,807	831
Loews	8,033	402
M&T Bank	9,800	1,676
Marsh & McLennan	15,101	1,229
MetLife	117,317	5,932
Moody's	23,732	3,503
Morgan Stanley	156,783	8,226
Morningstar	588	57
Nasdaq	50,061	3,846
Navient	7,808	104
Northern Trust	6,292	629
Old Republic International	12,430	266

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Large Cap Equity Fund

Description	Shares	Value (000)
People's United Financial	9,454	$177
PNC Financial Services Group	99,464	14,352
Popular	5,331	189
Principal Financial Group	7,977	563
Progressive	17,262	972
Prudential Financial	52,446	6,030
Raymond James Financial	3,700	330
Regions Financial	74,625	1,290
Reinsurance Group of America, Cl A	16,363	2,551
S&P Global	33,087	5,605
State Street	65,539	6,397
SunTrust Banks	70,147	4,531
Synchrony Financial	50,898	1,965
Synovus Financial	39,933	1,914
T Rowe Price Group	24,321	2,552
TD Ameritrade Holding	64,660	3,306
Torchmark	3,187	289
Travelers	90,154	12,228
Unum Group	6,555	360
US Bancorp	216,681	11,610
Voya Financial	25,590	1,266
Wells Fargo	430,039	26,090
Western Alliance Bancorp*	23,750	1,345
Willis Towers Watson	22,409	3,377
WR Berkley	23,371	1,675
XL Group	7,593	267
Zions Bancorporation	41,438	2,106

		360,695

Health Care — 14.9%
Abbott Laboratories	143,759	8,204
AbbVie	69,039	6,677
Aetna	31,568	5,695
Agilent Technologies	51,201	3,429
Alexion Pharmaceuticals*	44,624	5,337
Align Technology*	2,200	489
Allergan	18,645	3,050
Alnylam Pharmaceuticals*	23,799	3,024
AmerisourceBergen, Cl A	4,801	441
Amgen	50,561	8,793
Anthem	33,510	7,540
Baxter International	119,927	7,752
Becton Dickinson	46,759	10,009
Biogen*	33,676	10,728
Bioverativ*	9,449	509
Boston Scientific*	40,528	1,005
Bristol-Myers Squibb	93,207	5,712

Description	Shares	Value (000)
Cardinal Health	9,295	$569
Celgene*	79,073	8,252
Centene*	41,395	4,176
Cerner*	9,215	621
Charles River Laboratories International*	1,935	212
Cigna	91,282	18,538
Cooper	1,400	305
Danaher	121,855	11,311
DaVita*	4,448	321
DENTSPLY SIRONA	6,649	438
Edwards Lifesciences*	6,282	708
Eli Lilly	60,665	5,124
Envision Healthcare*	3,366	116
Exelixis*	39,889	1,213
Express Scripts Holding*	122,870	9,171
Gilead Sciences	127,676	9,147
HCA Healthcare*	8,500	747
Henry Schein*	4,600	321
Hill-Rom Holdings	12,701	1,071
Hologic*	8,200	350
Humana	36,701	9,104
IDEXX Laboratories*	2,500	391
Illumina*	4,300	939
Incyte*	24,007	2,274
Intuitive Surgical*	28,612	10,442
IQVIA Holdings*	4,200	411
Johnson & Johnson	230,993	32,274
Laboratory Corp of America Holdings*	2,952	471
McKesson	40,723	6,351
Medtronic	178,863	14,443
Merck	292,313	16,448
Mettler-Toledo International*	800	496
Mylan*	15,767	667
Novartis	10,430	882
Patterson	2,145	77
PerkinElmer	3,296	241
Perrigo	3,932	343
Pfizer	552,044	19,995
Quest Diagnostics	3,954	389
Regeneron Pharmaceuticals*	3,259	1,225
ResMed	4,300	364
Roche Holding	4,193	1,061
Stryker	47,784	7,399
Thermo Fisher Scientific	36,147	6,864
United Therapeutics*	5,995	887
UnitedHealth Group	120,857	26,644

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Large Cap Equity Fund

Description	Shares	Value (000)
Universal Health Services, Cl B	2,500	$283
Varian Medical Systems*	2,729	303
Vertex Pharmaceuticals*	68,221	10,224
Waters*	2,335	451
WellCare Health Plans*	4,075	819
Zimmer Biomet Holdings	5,898	712
Zoetis, Cl A	14,472	1,043

		336,022

Industrials — 10.1%
3M	54,399	12,804
Acuity Brands	1,200	211
AECOM*	14,602	542
AGCO	1,573	112
Alaska Air Group	34,854	2,562
Allegion	2,856	227
Allison Transmission Holdings	22,214	957
American Airlines Group	126,229	6,568
AMETEK	6,827	495
AO Smith	4,100	251
Arconic	12,755	348
Boeing	121,987	35,975
BWX Technologies, Cl W	17,422	1,054
Canadian National Railway	24,266	2,002
Caterpillar	41,455	6,533
CH Robinson Worldwide	4,064	362
Cintas	2,476	386
Crane	28,209	2,517
CSX	26,104	1,436
Cummins	16,037	2,833
Deere	9,467	1,482
Delta Air Lines	51,139	2,864
Dover	4,697	474
Dun & Bradstreet	15,929	1,886
Eaton	61,306	4,844
Emerson Electric	51,618	3,597
Equifax	20,481	2,415
Expeditors International of Washington	5,158	334
Fastenal	8,576	469
FedEx	13,436	3,353
Flowserve	4,043	170
Fluor	4,185	216
Fortive	36,517	2,642
Fortune Brands Home & Security	4,500	308
General Dynamics	8,122	1,652
General Electric	335,957	5,862
HD Supply Holdings*	18,319	733

Description	Shares	Value (000)
Honeywell International	87,942	$13,487
Huntington Ingalls Industries	7,891	1,860
IHS Markit*	10,800	488
Illinois Tool Works	30,435	5,078
Ingersoll-Rand	83,158	7,417
ITT	17,606	940
Jacobs Engineering Group	13,822	912
JB Hunt Transport Services	2,500	287
Kansas City Southern	14,557	1,532
KAR Auction Services	2,593	131
L3 Technologies	13,888	2,748
Lockheed Martin	19,697	6,324
ManpowerGroup	10,681	1,347
Masco	9,222	405
MSC Industrial Direct, Cl A	1,224	118
Nielsen Holdings	9,700	353
Norfolk Southern	22,296	3,231
Northrop Grumman	25,192	7,732
Oshkosh	4,584	417
Owens Corning	14,882	1,368
PACCAR	16,183	1,150
Parker-Hannifin	3,860	770
Pentair	4,747	335
Quanta Services*	4,576	179
Raytheon	17,261	3,243
Regal Beloit	10,305	789
Republic Services, Cl A	9,610	650
Robert Half International	23,429	1,301
Rockwell Automation	10,830	2,126
Rockwell Collins	4,736	642
Roper Technologies	2,973	770
Ryder System	2,294	193
Snap-on	1,729	301
Southwest Airlines	44,151	2,890
Spirit AeroSystems Holdings, Cl A	54,236	4,732
Stanley Black & Decker	18,797	3,190
Stericycle*	2,621	178
Terex	9,059	437
Textron	7,590	430
Timken	5,356	263
TransDigm Group	1,400	384
TransUnion*	23,714	1,303
Union Pacific	64,265	8,618
United Continental Holdings*	20,428	1,377
United Parcel Service, Cl B	42,584	5,074
United Rentals*	3,957	680
United Technologies	71,645	9,140

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Large Cap Equity Fund

Description	Shares	Value (000)
Valmont Industries	2,272	$377
Verisk Analytics, Cl A*	4,700	451
WABCO Holdings*	1,314	189
Waste Connections	53,850	3,820
Waste Management	29,528	2,548
WESCO International*	6,683	455
WW Grainger	1,565	370
Xylem	5,222	356

		227,362

Information Technology — 24.0%
Accenture, Cl A	111,444	17,061
Activision Blizzard	59,434	3,763
Adobe Systems*	46,770	8,196
Advanced Micro Devices*	23,600	243
Akamai Technologies*	10,408	677
Alibaba Group Holding ADR*	58,200	10,035
Alliance Data Systems	1,380	350
Alphabet, Cl A*	36,762	38,725
Alphabet, Cl C*	28,833	30,171
Amdocs	27,597	1,807
Amphenol, Cl A	8,852	777
Analog Devices	21,804	1,941
ANSYS*	2,500	369
Apple	397,232	67,224
Applied Materials	160,137	8,186
ARRIS International*	27,839	715
ASML Holding, Cl G	9,600	1,669
Autodesk*	6,508	682
Automatic Data Processing	12,968	1,520
Avnet	4,287	170
Booz Allen Hamilton Holding, Cl A	4,847	185
Broadcom	33,362	8,571
CA	53,248	1,772
Cadence Design Systems*	47,965	2,006
CDW	10,585	736
Cisco Systems	226,592	8,678
Citrix Systems*	17,963	1,581
Cognizant Technology Solutions, Cl A	58,290	4,140
CoreLogic*	17,435	806
Corning	25,923	829
CSRA	4,957	148
Dell Technologies, Cl V*	16,588	1,348
Dolby Laboratories, Cl A	20,122	1,248
DST Systems	5,966	370
DXC Technology	42,130	3,998
eBay*	96,725	3,650

Description	Shares	Value (000)
Electronic Arts*	37,772	$3,968
F5 Networks*	16,942	2,223
Facebook, Cl A*	249,607	44,046
Fidelity National Information Services	70,626	6,645
First Solar*	11,059	747
Fiserv*	26,332	3,453
FLIR Systems	28,655	1,336
Fortinet*	16,468	719
Gartner*	2,600	320
Genpact	7,853	249
Global Payments	41,912	4,201
Harris	3,586	508
Hewlett Packard Enterprise	47,845	687
HP	76,310	1,603
IAC*	14,297	1,748
Intel	202,223	9,335
International Business Machines	59,158	9,076
Intuit	44,102	6,958
Juniper Networks	56,827	1,620
KLA-Tencor	48,616	5,108
Lam Research	16,245	2,990
Mastercard, Cl A	27,438	4,153
Maxim Integrated Products	42,869	2,241
Microchip Technology	6,946	610
Micron Technology*	104,902	4,314
Microsoft	717,930	61,412
Motorola Solutions	4,685	423
NCR*	22,163	753
NetApp	7,794	431
NVIDIA	27,962	5,411
ON Semiconductor*	60,999	1,277
Oracle	169,404	8,009
Paychex	9,367	638
PayPal Holdings*	132,362	9,744
Qorvo*	3,900	260
QUALCOMM	65,711	4,207
Red Hat*	64,328	7,726
salesforce.com*	89,530	9,153
Seagate Technology	8,669	363
ServiceNow*	29,841	3,891
Shopify, Cl A*	13,249	1,338
Skyworks Solutions	14,413	1,369
Symantec	18,537	520
Synopsys*	24,861	2,119
Take-Two Interactive Software*	4,736	520
TE Connectivity	10,415	990
Tencent Holdings ADR	97,800	5,078

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Large Cap Equity Fund

Description	Shares	Value (000)
Teradata*	17,864	$687
Teradyne	20,942	877
Texas Instruments	150,004	15,666
Total System Services	69,101	5,465
Twitter*	9,350	225
VeriSign*	2,557	293
Visa, Cl A	211,301	24,093
VMware, Cl A*	37,797	4,737
Western Digital	30,684	2,440
Western Union	13,763	262
Workday, Cl A*	19,000	1,933
Xerox	44,814	1,306
Xilinx	48,048	3,239
Zynga, Cl A*	158,277	633

		540,693

Materials — 2.6%
Air Products & Chemicals	21,274	3,491
Albemarle	3,200	409
Alcoa	14,929	804
AptarGroup	4,359	376
Avery Dennison	2,668	306
Ball	10,104	382
Cabot	35,175	2,166
Celanese, Cl A	35,955	3,850
CF Industries Holdings	6,850	291
Chemours	29,679	1,486
Crown Holdings*	31,334	1,763
DowDuPont	91,060	6,485
Eastman Chemical	17,934	1,661
Ecolab	7,709	1,034
FMC	3,932	372
Freeport-McMoRan*	66,375	1,259
Graphic Packaging Holding	28,533	441
Huntsman	31,406	1,046
International Flavors & Fragrances	2,242	342
International Paper	11,976	694
LyondellBasell Industries, Cl A	44,984	4,963
Martin Marietta Materials	1,800	398
Monsanto	29,985	3,502
Mosaic	9,981	256
Newmont Mining	22,925	860
Nucor	9,355	595
Olin	16,748	596
Packaging Corp of America	2,800	338
PPG Industries	70,009	8,178
Praxair	8,414	1,302

Description	Shares	Value (000)
Sealed Air	5,542	$273
Sherwin-Williams	10,611	4,351
Vulcan Materials	3,827	491
WestRock	45,054	2,848
WR Grace	6,573	461

		58,070

Real Estate — 1.8%
Alexandria Real Estate Equities‡	2,900	379
American Tower, Cl A‡	12,588	1,796
Apartment Investment & Management, Cl A‡	4,754	208
AvalonBay Communities‡	4,012	716
Boston Properties‡	4,567	594
Brixmor Property Group‡	24,482	457
CBRE Group, Cl A*	22,045	955
Crown Castle International‡	54,582	6,059
Digital Realty Trust‡	6,100	695
Duke Realty‡	46,779	1,273
Equinix‡	2,294	1,040
Equity LifeStyle Properties‡	35,062	3,121
Equity Residential‡	10,984	700
Essex Property Trust‡	1,932	466
Extra Space Storage‡	3,600	315
Federal Realty Investment Trust‡	2,200	292
Gaming and Leisure Properties‡	37,790	1,398
GGP‡	18,643	436
HCP‡	13,595	354
Host Hotels & Resorts‡	21,518	427
Iron Mountain‡	8,486	320
Kimco Realty‡	12,145	220
Liberty Property Trust‡	14,160	609
Macerich‡	3,145	207
Mid-America Apartment Communities‡	3,400	342
Park Hotels & Resorts‡	73,555	2,115
Prologis‡	71,151	4,590
Public Storage‡	11,158	2,332
Realty Income‡	8,400	479
Regency Centers‡	4,500	311
Retail Properties of America, Cl A‡	13,028	175
SBA Communications, Cl A‡ *	15,107	2,468
Simon Property Group‡	9,104	1,563
SL Green Realty‡	2,900	293
UDR‡	7,600	293
Ventas‡	10,413	625
Vornado Realty Trust‡	5,003	391
Weingarten Realty Investors‡	6,722	221

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Large Cap Equity Fund

Description	Shares	Value (000)
Welltower‡	10,803	$689
Weyerhaeuser‡	21,882	772

		40,696

Telecommunication Services — 1.3%
AT&T	331,844	12,902
CenturyLink	29,030	484
T-Mobile US*	58,900	3,741
Verizon Communications	220,526	11,673

		28,800

Utilities — 3.3%
AES	19,337	209
Alliant Energy	6,500	277
Ameren	102,087	6,022
American Electric Power	92,534	6,808
American Water Works	27,600	2,525
Avangrid	26,032	1,317
CenterPoint Energy	112,226	3,183
CMS Energy	8,164	386
Consolidated Edison	25,466	2,163
Dominion Energy	19,115	1,549
DTE Energy	29,893	3,272
Duke Energy	79,189	6,661
Edison International	98,606	6,236
Entergy	35,477	2,888
Eversource Energy	12,173	769
Exelon	115,705	4,560
FirstEnergy	13,233	405
Hawaiian Electric Industries	42,898	1,551
NextEra Energy	18,691	2,919
NiSource	9,446	243
NRG Energy	8,364	238
PG&E	48,881	2,191
Pinnacle West Capital	23,367	1,990
PPL	19,899	616
Public Service Enterprise Group	80,807	4,162
SCANA	4,045	161
Sempra Energy	28,096	3,004
Southern	61,924	2,978
Vistra Energy*	73,435	1,345
WEC Energy Group	9,220	613
Xcel Energy	46,708	2,247

		73,488

Total Common Stock (Cost $1,766,166) (000)		2,208,700

Description	Shares	Value (000)
PREFERRED STOCK — 0.2%
Air BNB, Ser D* (A) (B)	11,406	$1,335
Air BNB, Ser E* (A) (B)	6,939	812
Dropbox, Cl A* (A) (B)	29,866	350
Dropbox, Cl C* (A) (B)	1,097	13
Flipkart Online Services* (A) (B)	579	51
Flipkart Online Services, Ser A* (A) (B)	199	17
Flipkart Online Services, Ser C* (A) (B)	349	30
Flipkart Online Services, Ser E* (A) (B)	650	57
Flipkart Online Services, Ser G* (A) (B)	3,027	358
Magic Leap* (A) (B)	5,553	150
Magic Leap, Ser C* (A) (B)	13,521	365
Uber Technologies, Cl E* (A) (B)	21,072	727
Uber Technologies, Cl G* (A) (B)	7,921	273

Total Preferred Stock (Cost $3,817) (000)		4,538

EXCHANGE TRADED FUND — 0.1%
iShares Russell 1000 ETF	13,405	1,992

Total Exchange Traded Fund (Cost $1,957) (000)		1,992

SHORT-TERM INVESTMENT — 1.5%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.160% (C)	32,637,039	32,637

Total Short-Term Investment (Cost $32,637) (000)		32,637

Total Investments In Securities — 99.9% (Cost $1,804,577) (000)		$2,247,867

Percentages are based on net assets of $2,250,917 (000).

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	151	Mar-2018	$19,980	$20,204	$224

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2017, was $4,538 (000) and represented 0.2% of Net Assets.
(B)	Currently, no stated interest rate.
(C)	The rate reported is the 7-day effective yield as of December 31, 2017.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Large Cap Equity Fund

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$2,208,700	$—	$—	$2,208,700
Preferred Stock	—	—	4,538	4,538
Exchange Traded Fund	1,992	—	—	1,992
Short-Term Investment	32,637	—	—	32,637

Total Investments in Securities	$2,243,329	$—	$4,538	$2,247,867

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$224	$—	$—	$224

Total Other Financial Instruments	$224	$—	$—	$224

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2017 there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Sector Weightings† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.7%
Consumer Discretionary — 14.9%
1-800-Flowers.com, Cl A*	178,221	$1,907
Abercrombie & Fitch, Cl A	16,444	287
Acushnet Holdings	122,970	2,592
Adtalem Global Education*	17,405	732
AH Belo, Cl A	197,880	950
American Axle & Manufacturing Holdings*	23,721	404
American Eagle Outfitters	66,980	1,259
American Public Education*	3,665	92
Asbury Automotive Group*	4,452	285
Ascena Retail Group*	38,430	90
Barnes & Noble	12,889	86
Barnes & Noble Education*	8,826	73
Belmond, Cl A*	20,230	248
Big 5 Sporting Goods	5,300	40
Biglari Holdings*	234	97
BJ's Restaurants	4,236	154
BMC Stock Holdings*	44,593	1,128
BorgWarner	37,218	1,901
Boyd Gaming	19,670	689
Bravo Brio Restaurant Group*	78,090	195
Buckle	6,505	154
Caleres	97,239	3,256
Callaway Golf	22,741	317
Capella Education	2,724	211
Career Education*	15,857	192

Description	Shares	Value (000)
Carter's	23,273	$2,734
Cato, Cl A	5,313	85
Cavco Industries*	2,043	312
Century Casinos*	93,014	849
Chegg*	256,320	4,183
Chico's FAS	30,780	271
Children's Place	4,173	607
Chuy's Holdings*	121,042	3,395
Columbia Sportswear	32,811	2,358
Conn's*	27,105	964
Cooper Tire & Rubber	105,372	3,725
Cooper-Standard Holdings*	3,809	467
Core-Mark Holding	11,091	350
Crocs*	16,422	208
Darden Restaurants	12,674	1,217
Dave & Buster's Entertainment*	9,866	544
Del Frisco's Restaurant Group*	144,546	2,204
DineEquity	4,340	220
Dixie Group*	214,108	824
Dorman Products*	7,080	433
DR Horton	62,238	3,178
DSW, Cl A	61,621	1,319
El Pollo Loco Holdings*	6,356	63
Ethan Allen Interiors	6,111	175
EW Scripps, Cl A*	13,363	209
Express*	229,574	2,330
Fiesta Restaurant Group*	6,155	117
Finish Line, Cl A	9,150	133
Five Below*	13,162	873
Floor & Decor Holdings, Cl A*	17,693	861
Fossil Group*	10,026	78
Fox Factory Holding*	9,043	351
Francesca's Holdings*	8,462	62
Fred's, Cl A*	10,499	42
FTD*	5,124	37
Gannett	27,351	317
Genesco*	4,822	157
Gentherm*	8,834	280
G-III Apparel Group*	181,262	6,687
Goodyear Tire & Rubber	106,000	3,425
Grand Canyon Education*	17,285	1,548
Group 1 Automotive	4,709	334
Guess?	208,648	3,522
Habit Restaurants, Cl A*	214,478	2,048
Haverty Furniture	4,912	111
Hibbett Sports*	4,899	100
Installed Building Products*	5,041	383

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Description	Shares	Value (000)
iRobot*	6,692	$513
JC Penney*	74,994	237
John Wiley & Sons, Cl A	81,592	5,365
Kirkland's*	188,173	2,251
La-Z-Boy, Cl Z	11,625	363
LCI Industries	5,981	778
LGI Homes*	4,154	312
Lindblad Expeditions Holdings*	139,872	1,369
Lions Gate Entertainment, Cl A*	42,407	1,434
Lithia Motors, Cl A	5,763	655
Lululemon Athletica*	14,987	1,178
Lumber Liquidators Holdings*	31,474	988
M/I Homes*	6,497	223
Marcus	4,360	119
MarineMax*	5,534	105
Marriott Vacations Worldwide	5,643	763
MDC Holdings	108,978	3,474
MDC Partners, Cl A*	131,666	1,284
Melco Resorts & Entertainment ADR	79,400	2,306
Meredith	26,740	1,766
Meritage Homes*	9,105	466
Modine Manufacturing*	189,141	3,821
Mohawk Industries*	7,477	2,063
Monarch Casino & Resort*	2,567	115
Monro	34,815	1,983
Motorcar Parts of America*	4,759	119
Movado Group	3,551	114
Nautilus*	7,867	105
New Media Investment Group	12,872	216
Nexstar Media Group, Cl A	35,816	2,801
Norwegian Cruise Line Holdings*	57,107	3,041
Nutrisystem	7,219	380
Ollie's Bargain Outlet Holdings*	11,789	628
Oxford Industries	6,301	474
Penn National Gaming*	20,035	628
Penske Automotive Group	52,769	2,525
Perry Ellis International*	2,900	73
PetMed Express	4,970	226
Pier 1 Imports	467,861	1,937
Planet Fitness, Cl A*	45,455	1,574
Polaris Industries	15,043	1,865
Red Robin Gourmet Burgers*	3,166	179
Regis*	7,934	122
Rent-A-Center, Cl A*	13,743	153
RH*	4,517	389
Ruth's Hospitality Group	6,701	145
Scholastic	6,639	266

Description	Shares	Value (000)
Scientific Games, Cl A*	51,135	$2,623
SeaWorld Entertainment*	239,560	3,251
Shake Shack, Cl A*	4,429	191
Shoe Carnival	2,568	69
Shutterfly*	8,008	398
Skechers U.S.A., Cl A*	60,406	2,286
Sleep Number*	9,489	357
Sonic	9,595	264
Sonic Automotive, Cl A	6,360	117
Standard Motor Products	4,754	213
Steven Madden*	12,719	594
Strayer Education	2,489	223
Sturm Ruger	20,015	1,118
Superior Industries International	5,299	79
Tailored Brands	11,851	259
Texas Roadhouse, Cl A	10,670	562
Tile Shop Holdings	7,998	77
Time	23,925	441
TopBuild*	34,583	2,619
Tractor Supply	9,118	682
Unifi*	3,879	139
Universal Electronics*	3,304	156
Vail Resorts	10,477	2,226
Vera Bradley*	4,356	53
Vista Outdoor*	253,821	3,698
Visteon*	9,355	1,171
Vitamin Shoppe*	6,954	31
Wendy's	30,665	503
William Lyon Homes, Cl A*	6,732	196
Wingstop, Cl A	7,009	273
Winnebago Industries	72,884	4,052
Wolverine World Wide	22,949	732
World Wrestling Entertainment, Cl A	75,877	2,320
Wynn Resorts	16,700	2,815
Yum China Holdings	45,300	1,813
Zumiez*	4,073	85

		160,606

Consumer Staples — 2.7%
Andersons	128,980	4,018
B&G Foods	101,682	3,574
Bob Evans Farms	4,820	380
Calavo Growers	3,700	312
Cal-Maine Foods*	7,163	318
Central Garden & Pet*	2,327	91
Central Garden & Pet, Cl A*	8,405	317
Chefs' Warehouse*	57,460	1,178

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Description	Shares	Value (000)
Coca-Cola Bottling Consolidated	1,105	$238
Darling Ingredients*	239,767	4,347
Energizer Holdings	58,660	2,815
Flowers Foods	164,653	3,179
Herbalife*	14,398	975
Inter Parfums	38,677	1,681
J&J Snack Foods	3,584	544
John B Sanfilippo & Son	2,253	142
Medifast	2,538	177
Nu Skin Enterprises, Cl A	19,014	1,297
Seneca Foods, Cl A*	1,835	56
SpartanNash	8,916	238
SUPERVALU*	8,931	193
Universal	53,422	2,805
WD-40	3,293	389

		29,264

Energy — 3.4%
Archrock	17,183	180
Ardmore Shipping*	326,539	2,612
Bill Barrett*	22,971	118
Bristow Group*	7,236	97
Callon Petroleum*	337,270	4,098
Capital Product Partners (A)	129,622	436
CARBO Ceramics*	6,259	64
Carrizo Oil & Gas*	18,595	396
Cloud Peak Energy*	17,000	76
CONSOL Energy*	6,200	245
Denbury Resources*	97,124	215
Diamondback Energy*	28,489	3,597
Dorian LPG*	15,631	128
Eclipse Resources*	621,143	1,491
Energen*	63,730	3,669
Era Group*	5,800	62
Exterran*	7,682	241
Geospace Technologies*	3,914	51
Green Plains	8,956	151
Gulf Island Fabrication	3,100	42
Helix Energy Solutions Group*	33,465	252
Jones Energy, Cl A*	2	—
Keane Group*	57,394	1,091
Matador Resources*	54,490	1,696
Matrix Service*	6,071	108
McDermott International*	67,939	447
Newpark Resources*	20,777	179
Noble*	59,029	267
Oceaneering International*	25,220	533

Description	Shares	Value (000)
Oil States International*	12,287	$348
Par Pacific Holdings*	5,800	112
Patterson-UTI Energy	51,355	1,182
PDC Energy*	15,795	814
Pioneer Energy Services*	22,674	69
Resolute Energy*	64,803	2,039
REX American Resources*	1,475	122
Ring Energy*	124,054	1,724
RPC	43,742	1,117
RSP Permian*	34,975	1,423
SEACOR Holdings*	74,580	3,447
SRC Energy*	158,439	1,351
TETRA Technologies*	26,276	112
Unit*	12,736	280

		36,682

Financials — 17.7%
Access National	76,817	2,139
American Equity Investment Life Holding	62,055	1,907
American Financial Group	34,955	3,794
Ameris Bancorp	8,895	429
AMERISAFE	58,666	3,614
Apollo Commercial Real Estate Finance‡	22,963	424
ARMOUR Residential‡	10,090	260
Aspen Insurance Holdings	105,672	4,290
Atlantic Capital Bancshares*	91,851	1,617
Banc of California	57,575	1,189
Bank Mutual	9,633	103
Bank of Hawaii	40,050	3,432
Banner	25,860	1,425
Berkshire Hills Bancorp	34,993	1,281
BofI Holding*	13,490	403
Boston Private Financial Holdings	20,273	313
Brookline Bancorp	18,456	290
Byline Bancorp*	47,342	1,087
Capstar Financial Holdings*	114,728	2,383
Capstead Mortgage‡	23,201	201
Carolina Financial	38,539	1,432
Central Pacific Financial	7,000	209
Chemical Financial	23,861	1,276
City Holding	3,764	254
Civista Bancshares	56,665	1,247
CoBiz Financial	147,041	2,939
Cohen & Steers	11,614	549
Columbia Banking System	32,079	1,394
Comerica	41,380	3,592

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Description	Shares	Value (000)
Commerce Bancshares	60,984	$3,405
Commerce Union Bancshares	35,582	912
Community Bank System	12,083	649
Community Bankers Trust*	222,324	1,812
Customers Bancorp*	66,824	1,737
CVB Financial	174,165	4,103
Dime Community Bancshares	7,083	148
Donnelley Financial Solutions*	7,700	150
E*TRADE Financial*	65,456	3,245
Eagle Bancorp Montana	34,296	719
East West Bancorp	35,100	2,135
eHealth*	3,700	64
Employers Holdings	7,801	346
Encore Capital Group*	27,287	1,149
Enova International*	8,572	130
Entegra Financial*	12,505	366
Equity Bancshares, Cl A*	42,562	1,507
Evans Bancorp	40,747	1,707
Evercore, Cl A	9,259	833
EZCORP, Cl A*	11,734	143
FB Financial*	36,813	1,546
Fidelity Southern	5,012	109
Financial Engines	15,148	459
First BanCorp*	43,810	223
First Bancorp NC	21,139	746
First Commonwealth Financial	23,463	336
First Financial Bancorp	54,946	1,448
First Financial Bankshares	15,773	711
First Horizon National	93,473	1,869
First Internet Bancorp	55,908	2,133
First Midwest Bancorp	99,534	2,390
FirstCash	65,276	4,403
FNB	298,792	4,129
Glacier Bancorp	18,571	732
Great Western Bancorp	27,086	1,078
Green Bancorp*	27,249	553
Green Dot, Cl A*	50,443	3,040
Greenhill	5,550	108
Guaranty Bancorp	88,647	2,451
Guaranty Bancshares	17,868	548
Hanmi Financial	7,814	237
Hannon Armstrong Sustainable Infrastructure Capital‡	95,319	2,293
Hanover Insurance Group	5,922	640
HCI Group	1,800	54
Heritage Commerce	126,496	1,938
Heritage Financial	122,480	3,772

Description	Shares	Value (000)
HomeStreet*	6,497	$188
Hope Bancorp	30,896	564
Horace Mann Educators	27,915	1,231
IBERIABANK	53,501	4,146
Independent Bank	6,592	460
Infinity Property & Casualty	2,581	274
International. FCStone*	3,597	153
Invesco Mortgage Capital‡	26,700	476
Investar Holding	37,567	905
Investment Technology Group	89,578	1,724
LegacyTexas Financial Group	10,124	427
LendingTree*	1,797	612
LPL Financial Holdings	26,660	1,523
Luther Burbank*	33,014	398
Maiden Holdings	16,265	107
MarketAxess Holdings	4,072	822
Meta Financial Group	2,194	203
National Bank Holdings, Cl A	81,306	2,637
Navigators Group	5,433	265
NBT Bancorp	10,436	384
NMI Holdings, Cl A*	12,890	219
Northfield Bancorp	11,267	192
Northwest Bancshares	24,559	411
OFG Bancorp	10,009	94
Old Line Bancshares	44,383	1,307
Old National Bancorp	120,799	2,108
OM Asset Management	160,338	2,686
Opus Bank*	62,458	1,705
Oritani Financial	8,986	147
Orrstown Financial Services	15,045	380
Pacific Premier Bancorp*	9,200	368
PacWest Bancorp	25,169	1,269
Piper Jaffray	3,420	295
PRA Group*	10,887	361
Primerica	40,650	4,128
ProAssurance	12,742	728
Prosperity Bancshares	59,756	4,187
Provident Financial Services	14,508	391
Radian Group	90,900	1,873
RLI	9,308	565
S&T Bancorp	8,374	333
Safety Insurance Group	3,664	295
Santander Consumer USA Holdings	108,750	2,025
Selective Insurance Group	13,899	816
ServisFirst Bancshares	10,809	449
Shore Bancshares	55,922	934
Sierra Bancorp	12,985	345

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Description	Shares	Value (000)
Simmons First National, Cl A	9,396	$537
SmartFinancial*	19,959	433
Solar Capital	52,347	1,058
Southern First Bancshares*	4,601	190
Southern National Bancorp of Virginia	121,976	1,955
Southside Bancshares	6,654	224
State Auto Financial	32,498	946
State Bank Financial	86,828	2,591
Sterling Bancorp*	51,396	653
Stewart Information Services	5,723	242
Sunshine Bancorp*	47,384	1,087
SVB Financial Group*	7,690	1,798
Synovus Financial	37,840	1,814
TCF Financial	100,510	2,060
Texas Capital Bancshares*	5,965	530
Third Point Reinsurance*	20,934	307
Tompkins Financial	2,902	236
TriCo Bancshares	26,853	1,017
TrustCo Bank	23,196	213
UMB Financial	26,712	1,921
Umpqua Holdings	192,967	4,014
United Community Banks	17,294	487
United Fire Group	5,103	233
United Insurance Holdings	5,302	91
Universal Insurance Holdings	7,471	204
Veritex Holdings*	20,727	572
Virtus Investment Partners	1,677	193
Waddell & Reed Financial, Cl A	20,011	447
Walker & Dunlop*	6,718	319
WashingtonFirst Bankshares	48,489	1,661
WesBanco	42,008	1,708
Westamerica Bancorporation	36,806	2,192
Western Alliance Bancorp*	31,555	1,787
WisdomTree Investments	27,662	347
World Acceptance*	1,494	121
Zions Bancorporation	62,000	3,151

		190,128

Health Care — 8.6%
Abaxis	5,491	272
Acadia Healthcare*	32,258	1,053
Aceto	6,810	70
Acorda Therapeutics*	11,268	242
Aerie Pharmaceuticals*	38,622	2,308
Almost Family*	2,900	161
AMAG Pharmaceuticals*	9,091	120
Amedisys*	6,855	361

Description	Shares	Value (000)
AMN Healthcare Services*	11,467	$565
Amphastar Pharmaceuticals*	8,112	156
Analogic	2,917	244
AngioDynamics*	8,403	140
ANI Pharmaceuticals*	2,047	132
Anika Therapeutics*	3,399	183
AxoGen*	56,766	1,606
BioTelemetry*	7,415	222
Bluebird Bio*	11,456	2,040
Cambrex*	7,715	370
Cantel Medical	8,546	879
Catalent*	36,080	1,482
Charles River Laboratories International*	10,614	1,162
Chemed	12,611	3,065
Community Health Systems*	29,874	127
Computer Programs & Systems	2,615	79
CONMED	6,002	306
Corcept Therapeutics*	22,400	405
CorVel*	2,500	132
Cross Country Healthcare*	115,459	1,473
CryoLife*	60,619	1,161
Cutera*	13,580	616
Cytokinetics*	11,598	95
Depomed*	14,885	120
Diplomat Pharmacy*	11,625	233
Eagle Pharmaceuticals*	1,944	104
Emergent BioSolutions*	8,458	393
Enanta Pharmaceuticals*	3,297	193
Ensign Group	11,592	257
Envision Healthcare*	37,108	1,282
FibroGen*	17,010	806
Foundation Medicine*	3,055	208
GenMark Diagnostics*	275,086	1,147
Haemonetics*	30,875	1,793
Halozyme Therapeutics*	54,665	1,107
HealthEquity*	12,339	576
HealthSouth	111,413	5,505
HealthStream*	5,977	138
Heska*	1,541	124
HMS Holdings*	48,408	821
ICU Medical*	8,596	1,857
Impax Laboratories*	17,839	297
Innoviva*	17,151	243
Inogen*	4,110	489
Insulet*	41,364	2,854
Integer Holdings*	6,784	307

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Description	Shares	Value (000)
Integra LifeSciences Holdings*	15,245	$730
Intersect ENT*	25,960	841
Invacare	7,493	126
K2M Group Holdings*	77,145	1,389
Kindred Healthcare*	20,387	198
Lannett*	7,285	169
Lantheus Holdings*	41,247	843
LeMaitre Vascular	3,700	118
LHC Group*	3,922	240
Ligand Pharmaceuticals*	15,113	2,069
LivaNova*	10,460	836
Luminex	9,944	196
Magellan Health*	5,771	557
Medicines*	15,295	418
MEDNAX*	31,468	1,682
Meridian Bioscience	9,833	138
Merit Medical Systems*	66,744	2,883
MiMedx Group*	24,570	310
Momenta Pharmaceuticals*	18,416	257
Myriad Genetics*	16,633	571
NanoString Technologies*	113,350	847
Natus Medical*	7,620	291
Nektar Therapeutics, Cl A*	57,462	3,432
Neogen*	9,060	745
NeoGenomics*	188,708	1,672
Neurocrine Biosciences*	15,819	1,227
Novocure*	42,785	864
Omnicell*	37,765	1,832
OraSure Technologies*	14,612	276
Orthofix International*	4,381	240
Oxford Immunotec Global*	107,713	1,505
PetIQ, Cl A*	35,504	775
Phibro Animal Health, Cl A	4,740	159
Portola Pharmaceuticals, Cl A*	11,675	568
PRA Health Sciences*	20,845	1,898
Prestige Brands Holdings*	32,377	1,438
Progenics Pharmaceuticals*	15,997	95
Providence Service*	35,888	2,130
Puma Biotechnology*	7,890	780
Quality Systems*	11,435	155
Quidel*	51,284	2,223
Quorum Health*	6,400	40
Repligen*	9,029	328
Sage Therapeutics*	4,450	733
Sarepta Therapeutics*	28,575	1,590
Select Medical Holdings*	25,473	450
Spectrum Pharmaceuticals*	21,775	413

Description	Shares	Value (000)
Sucampo Pharmaceuticals, Cl A*	6,000	$108
Supernus Pharmaceuticals*	12,136	484
Surmodics*	3,000	84
Tabula Rasa HealthCare*	35,570	998
Tactile Systems Technology*	3,300	96
Teladoc*	78,789	2,746
Tivity Health*	8,187	299
US Physical Therapy	3,008	217
Varex Imaging*	9,069	364
WellCare Health Plans*	17,560	3,531

		92,285

Industrials — 20.8%
AAON	9,717	357
AAR	36,483	1,433
ABM Industries	13,251	500
Actuant, Cl A	14,386	364
Advanced Drainage Systems	108,430	2,586
Aegion, Cl A*	7,604	193
AerCap Holdings*	42,490	2,235
Aerojet Rocketdyne Holdings*	17,952	560
Aerovironment*	5,109	287
Air Transport Services Group*	141,765	3,280
Alamo Group	2,277	257
Albany International, Cl A	27,858	1,712
Allegiant Travel, Cl A	2,962	458
Altra Industrial Motion	59,999	3,024
American Woodmark*	3,436	448
AMETEK	50,800	3,681
Apogee Enterprises	67,728	3,097
Applied Industrial Technologies	9,315	634
ArcBest	43,879	1,569
Astec Industries	4,614	270
Atlas Air Worldwide Holdings*	6,120	359
Axon Enterprise*	12,733	337
AZZ	19,927	1,018
Barnes Group	38,247	2,420
Beacon Roofing Supply*	20,640	1,316
Brady, Cl A	11,538	437
Briggs & Stratton	10,328	262
Brink's	56,845	4,474
Builders FirstSource*	92,725	2,020
BWX Technologies, Cl W	24,525	1,484
CAI International*	52,054	1,474
Casella Waste Systems, Cl A*	79,693	1,835
Celadon Group	354,458	2,269
Chart Industries*	44,192	2,071

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Description	Shares	Value (000)
CIRCOR International	3,816	$186
Columbus McKinnon	110,159	4,404
Comfort Systems USA	8,768	383
Commercial Vehicle Group*	158,875	1,698
Covanta Holding	160,476	2,712
Covenant Transportation Group, Cl A*	120,662	3,467
CPI Aerostructures*	165,592	1,482
Cubic	5,953	351
Daseke*	52,485	750
Deluxe	42,400	3,258
DXP Enterprises*	90,152	2,666
Dycom Industries*	20,905	2,329
Echo Global Logistics*	100,198	2,806
EMCOR Group	51,280	4,192
Encore Wire	5,018	244
Engility Holdings*	4,529	128
EnPro Industries	23,424	2,190
ESCO Technologies	6,212	374
Essendant	8,525	79
Exponent	6,201	441
Federal Signal	14,400	289
Forrester Research	2,211	98
Forward Air	24,475	1,406
Franklin Electric	9,206	423
FTI Consulting*	9,000	387
GATX	48,990	3,045
Generac Holdings*	22,755	1,127
General Cable	77,730	2,301
Genesee & Wyoming, Cl A*	20,935	1,648
Gibraltar Industries*	12,121	400
Global Brass & Copper Holdings	20,814	689
Greenbrier	6,901	368
Griffon	6,978	142
Harsco*	19,323	360
Hawaiian Holdings	12,537	500
Healthcare Services Group	17,405	918
Heartland Express	12,062	282
Heidrick & Struggles International	4,300	106
Herc Holdings*	21,960	1,375
Hillenbrand	15,120	676
HNI	70,598	2,723
Hub Group, Cl A*	93,334	4,471
InnerWorkings*	180,409	1,810
Insperity	8,909	511
Insteel Industries	4,085	116
Interface, Cl A	94,915	2,387
ITT	155,248	8,286

Description	Shares	Value (000)
John Bean Technologies	33,037	$3,661
Kaman	6,687	393
KBR	190,771	3,783
Kelly Services, Cl A	7,314	199
Kennametal	22,300	1,080
Korn	13,543	560
Lindsay	2,471	218
LSC Communications	8,000	121
Lydall*	4,162	211
Marten Transport	150,155	3,048
Matson	9,933	296
Matthews International, Cl A	32,937	1,739
McGrath RentCorp	117,749	5,532
Mercury Systems*	71,886	3,691
Meritor*	74,180	1,740
Middleby*	15,124	2,041
Milacron Holdings*	202,170	3,870
Mobile Mini	84,650	2,920
Moog, Cl A*	47,782	4,150
Mueller Industries	13,804	489
Multi-Color	3,351	251
MYR Group*	3,800	136
National Presto Industries	1,301	129
Navigant Consulting*	10,783	209
Navistar International*	27,675	1,187
On Assignment*	76,722	4,931
Orbital ATK	7,907	1,040
Orion Group Holdings*	8,200	64
Owens Corning	18,100	1,664
Patrick Industries*	5,741	399
PGT Innovations*	11,992	202
Powell Industries	2,010	58
Proto Labs*	5,946	612
Quanex Building Products	8,393	196
Quanta Services*	41,445	1,621
Raven Industries	8,715	299
RBC Bearings*	13,532	1,710
Resources Connection	7,100	110
Revolution Lighting Technologies*	231,829	763
Roadrunner Transportation Systems*	8,889	69
RR Donnelley & Sons	16,300	152
Rush Enterprises, Cl A*	32,875	1,670
Saia*	35,304	2,498
Simpson Manufacturing	79,458	4,562
SkyWest	12,399	658
Snap-on	21,370	3,725
SP Plus*	49,888	1,851

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Description	Shares	Value (000)
SPX*	10,253	$322
SPX FLOW*	10,183	484
Standex International	2,996	305
Steelcase, Cl A	188,537	2,866
Student Transportation	140,069	860
Team*	73,622	1,097
Tennant	4,292	312
Terex	33,819	1,631
Tetra Tech	13,370	644
Titan International	11,351	146
Titan Machinery*	23,000	487
TransUnion*	28,700	1,577
Trex*	7,045	764
Triton International	39,535	1,481
Triumph Group	135,738	3,692
TrueBlue*	9,713	267
UniFirst	3,754	619
Univar*	46,000	1,424
Universal Forest Products	14,684	552
US Ecology	5,264	268
Valmont Industries	9,340	1,549
Veritiv*	2,473	71
Viad	4,916	272
Vicor*	3,700	77
Wabash National	67,368	1,462
WABCO Holdings*	21,379	3,068
Wabtec	15,940	1,298
WageWorks*	9,496	589
Watts Water Technologies, Cl A	6,668	506
Werner Enterprises	37,695	1,457
YRC Worldwide*	225,381	3,241

		223,601

Information Technology — 16.3%
2U*	40,808	2,633
8x8*	22,125	312
ACI Worldwide*	111,155	2,520
ADTRAN	11,603	225
Advanced Energy Industries*	29,065	1,961
Agilysys*	4,400	54
Alarm.com Holdings*	6,000	227
Alpha & Omega Semiconductor*	300	5
Amkor Technology*	342,450	3,442
Anixter International*	6,887	523
Applied Optoelectronics*	4,734	179
Aspen Technology*	17,405	1,152
Attunity*	131,200	916

Description	Shares	Value (000)
Axcelis Technologies*	7,579	$218
Badger Meter	7,000	335
Bandwidth, Cl A*	40,043	926
Barracuda Networks*	9,815	270
Bazaarvoice*	394,082	2,148
Bel Fuse, Cl B	2,556	64
Belden	25,332	1,955
Benchmark Electronics*	44,768	1,303
Blucora*	11,119	246
Bottomline Technologies*	59,638	2,068
Box, Cl A*	47,455	1,002
Brooks Automation	16,713	399
Cabot Microelectronics	6,086	573
CACI International, Cl A*	5,904	781
CalAmp*	80,597	1,727
Cardtronics*	11,033	204
CEVA*	5,121	236
Cognex	28,984	1,773
Coherent*	4,110	1,160
Cohu	6,900	151
Comtech Telecommunications	5,400	119
Control4*	4,776	142
CoStar Group*	6,295	1,869
Cray*	9,751	236
Cree*	25,200	936
CSG Systems International	7,914	347
CTS	7,986	206
Cypress Semiconductor	94,950	1,447
Daktronics	9,800	89
DHI Group*	14,897	28
Diebold Nixdorf	157,148	2,569
Digi International*	6,116	58
Diodes*	9,285	266
DSP Group*	5,000	62
DST Systems	50,800	3,153
Ebix	24,846	1,969
Electro Scientific Industries*	8,145	175
Electronics For Imaging*	180,108	5,319
Envestnet*	30,890	1,540
ePlus*	3,388	255
Euronet Worldwide*	25,535	2,152
Everi Holdings*	297,936	2,246
ExlService Holdings*	8,151	492
Extreme Networks*	87,490	1,095
Fabrinet*	9,059	260
FARO Technologies*	26,294	1,236
First Solar*	17,257	1,165

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Description	Shares	Value (000)
Five9*	110,999	$2,762
FLIR Systems	59,145	2,757
Gartner*	8,773	1,080
Glu Mobile*	256,170	932
Gogo*	141,973	1,601
GrubHub*	34,145	2,452
GTT Communications*	42,320	1,987
Harmonic*	18,427	77
Hortonworks*	86,560	1,741
IAC*	13,400	1,639
II-VI*	13,034	612
Infinera*	74,211	470
Insight Enterprises*	29,250	1,120
Integrated Device Technology*	54,365	1,616
InterXion Holding*	32,285	1,903
IPG Photonics*	10,370	2,221
Itron*	34,083	2,324
KEMET*	11,859	179
Knowles*	72,340	1,060
Kopin*	17,900	57
Kulicke & Soffa Industries*	17,000	414
Liquidity Services*	40,039	194
LivePerson*	94,321	1,085
Lumentum Holdings*	14,858	727
ManTech International, Cl A	6,210	312
Marvell Technology Group	53,085	1,140
Mattersight*	657,797	1,677
MaxLinear, Cl A*	14,648	387
Methode Electronics	8,809	353
Microsemi*	48,636	2,512
MicroStrategy, Cl A*	2,245	295
Mimecast*	93,645	2,685
MKS Instruments	23,937	2,262
Model N*	77,781	1,225
Monotype Imaging Holdings	10,062	242
MTS Systems	4,288	230
Nanometrics*	5,858	146
NETGEAR*	7,595	446
New Relic*	21,680	1,252
NIC	15,964	265
Novanta*	26,951	1,348
Nutanix, Cl A*	31,530	1,112
Oclaro*	40,659	274
OSI Systems*	4,295	277
Park Electrochemical	4,278	84
PDF Solutions*	6,900	108
Perficient*	8,081	154

Description	Shares	Value (000)
PFSweb*	83,652	$622
Photronics*	15,800	135
Plexus*	8,062	490
Power Integrations	7,112	523
Progress Software	11,467	488
Proofpoint*	8,495	754
Pure Storage, Cl A*	74,605	1,183
Qualys*	7,652	454
QuinStreet*	8,000	67
Radware*	53,965	1,047
Rambus*	26,239	373
RealPage*	43,345	1,920
RingCentral, Cl A*	86,505	4,187
Rogers*	34,325	5,558
Rudolph Technologies*	7,265	174
Sanmina*	17,304	571
ScanSource*	6,152	220
Semtech*	15,829	541
ServiceNow*	12,054	1,572
Shopify, Cl A*	7,963	804
Shutterstock*	4,249	183
SMART Global Holdings*	24,765	835
SolarEdge Technologies*	8,694	326
Splunk*	14,614	1,211
SPS Commerce*	4,014	195
Square, Cl A*	54,575	1,892
Stamps.com*	3,899	733
Super Micro Computer*	9,215	193
Sykes Enterprises*	9,604	302
Synchronoss Technologies*	11,214	100
Take-Two Interactive Software*	7,623	837
TeleTech Holdings	3,273	132
Teradyne	81,075	3,395
TiVo	65,300	1,019
Trimble*	58,250	2,367
TTM Technologies*	21,966	344
Universal Display	45,962	7,935
USA Technologies*	107,470	1,048
Varonis Systems*	33,745	1,638
VASCO Data Security International*	6,863	95
Veeco Instruments*	11,143	165
VeriFone Systems*	68,977	1,222
Viavi Solutions*	54,397	475
Virtusa*	29,940	1,320
Vishay Intertechnology	167,020	3,466
Vocera Communications*	82,882	2,505
XO Group*	6,175	114

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Description	Shares	Value (000)
Xperi	224,463	$5,477
Zebra Technologies, Cl A*	20,702	2,149
Zendesk*	32,050	1,085
Zynga, Cl A*	83,765	335

		175,691

Materials — 6.4%
A Schulman	7,148	266
AdvanSix*	7,325	308
AK Steel Holding*	75,605	428
Alamos Gold, Cl A	60,822	396
American Vanguard	5,985	118
AptarGroup	35,260	3,042
Avery Dennison	34,535	3,967
Balchem	7,658	617
Bemis	54,050	2,583
Boise Cascade	9,265	370
Calgon Carbon	12,244	261
Carpenter Technology	17,438	889
Celanese, Cl A	11,900	1,274
Century Aluminum*	12,012	236
Chemours	46,400	2,323
Clearwater Paper*	3,972	180
Commercial Metals	277,604	5,918
Compass Minerals International	60,407	4,364
Deltic Timber	2,573	236
Eagle Materials	14,980	1,697
Ferroglobe*	278,442	4,511
Flotek Industries*	15,998	75
FMC	49,500	4,686
FutureFuel	6,638	94
Hawkins	2,181	77
Haynes International	2,865	92
HB Fuller	12,010	647
Ingevity*	10,059	709
Innophos Holdings	4,714	220
Innospec	5,771	407
Kaiser Aluminum	4,015	429
KapStone Paper and Packaging	20,925	475
KMG Chemicals	11,279	745
Koppers Holdings*	4,830	246
Kraton*	63,218	3,045
LSB Industries*	5,985	52
Materion	4,833	235
Mercer International	110,898	1,586
Myers Industries	4,972	97
Neenah Paper	4,044	367

Description	Shares	Value (000)
Olin	23,117	$822
Olympic Steel	2,649	57
PH Glatfelter	169,463	3,633
Quaker Chemical	3,194	482
Rayonier Advanced Materials	12,482	255
Schweitzer-Mauduit International	7,391	335
Silgan Holdings	147,773	4,343
Steel Dynamics	38,000	1,639
Stepan	4,754	375
Summit Materials, Cl A*	57,265	1,800
SunCoke Energy*	15,568	187
TimkenSteel*	9,121	139
Tredegar	5,776	111
US Concrete*	23,928	2,002
US Silica Holdings	19,416	632
Westlake Chemical	36,440	3,882

		68,962

Real Estate — 3.7%
Acadia Realty Trust‡	19,977	547
Agree Realty‡	7,026	361
American Assets Trust‡	9,903	379
Armada Hoffler Properties‡	10,319	160
Brandywine Realty Trust‡	110,519	2,010
CareTrust‡	18,226	306
CatchMark Timber Trust, Cl A‡	128,973	1,693
CBL & Associates Properties‡	41,251	234
Cedar Realty Trust‡	19,754	120
Chatham Lodging Trust‡	10,945	249
Chesapeake Lodging Trust‡	14,445	391
Community Healthcare Trust‡	54,527	1,532
Cousins Properties‡	171,744	1,589
DiamondRock Hospitality‡	47,937	541
Easterly Government Properties‡	10,400	222
EastGroup Properties‡	8,185	723
Education Realty Trust‡	76,524	2,672
Four Corners Property Trust‡	14,722	378
Franklin Street Properties‡	25,831	277
Getty Realty‡	7,968	216
Government Properties Income Trust‡	23,821	442
Hersha Hospitality Trust, Cl A‡	8,987	156
HFF, Cl A*	8,822	429
Independence Realty Trust‡	20,166	204
Kite Realty Group Trust‡	20,091	394
Lexington Realty Trust‡	51,782	500
LTC Properties‡	9,517	415

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

Description	Shares	Value (000)
MedEquities Realty Trust‡	119,545	$1,341
National Storage Affiliates Trust‡	11,723	320
Outfront Media‡	162,504	3,770
Pennsylvania‡	16,887	201
PS Business Parks‡	4,774	597
QTS Realty Trust, Cl A‡	43,620	2,362
Ramco-Gershenson Properties Trust‡	19,115	282
Rayonier‡	89,201	2,821
RE/MAX Holdings, Cl A	4,128	200
Retail Opportunity Investments‡	215,525	4,300
RLJ Lodging Trust‡	92,457	2,031
Saul Centers‡	2,807	173
STAG Industrial‡	48,372	1,322
Summit Hotel Properties‡	25,020	381
Taubman Centers‡	35,205	2,304
Universal Health Realty Income Trust‡	2,938	221
Urstadt Biddle Properties, Cl A‡	6,803	148
Whitestone, Cl B‡	9,000	130

		40,044

Telecommunication Services — 0.9%
ATN International	2,565	142
Boingo Wireless*	71,566	1,610
Cincinnati Bell*	10,181	212
Cogent Communications Holdings	9,942	450
Consolidated Communications Holdings	15,535	189
Frontier Communications	18,600	126
General Communication, Cl A*	6,372	249
Hawaiian Telcom Holdco*	18,385	567
Iridium Communications*	20,082	237
Loral Space & Communications*	68,830	3,032
Spok Holdings	4,500	71
Vonage Holdings*	244,945	2,491

		9,376

Utilities — 1.3%
ALLETE	40,817	3,035
American States Water	8,816	511
AquaVenture Holdings*	65,807	1,021
Avista	15,333	789
California Water Service Group	11,489	521
Dynegy, Cl A*	347,566	4,119
El Paso Electric	9,697	537
Northwest Natural Gas	6,863	409
South Jersey Industries	19,074	596
Spire	11,485	863

Description	Shares	Value (000)
Unitil	24,861	$1,134

		13,535

Total Common Stock (Cost $895,225) (000)		1,040,174

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 ETF	10,889	1,660
iShares Russell 2000 Value ETF	10,996	1,383

Total Exchange Traded Funds (Cost $2,557) (000)		3,043

RIGHTS — 0.0%
	Number of Rights
Chelsea Therapeutics International*† (B)	2,000	—
Durata Therapeutics*† (B)	900	—
Dyax, Expires 12/31/2019* (B)	12,613	31
Media General*† (B)	9,318	1
Tobira Therapeutics, Expires 12/31/2028* (B)	900	—

Total Rights (Cost $—) (000)		32

SHORT-TERM INVESTMENT — 3.2%
	Shares
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.160% (C)	34,334,138	34,334

Total Short-Term Investment (Cost $34,334) (000)		34,334

Total Investments In Securities — 100.2% (Cost $932,116) (000)		$1,077,583

Percentages are based on net assets of $1,075,158 (000).

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	110	Mar-2018	$8,411	$8,451	$40

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Currently, expiration date is unavailable.
(A)	Security considered Master Limited Partnership. At December 31, 2017, this security amounted to $436 (000) or 0.0% of Net Assets.
(B)	Level 3 security fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2017, was $32 (000) and represented 0.0% of Net Assets.
(C)	The rate reported is the 7-day effective yield as of December 31, 2017.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Small Cap Equity Fund

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,040,174	$—	$—	$1,040,174
Exchange Traded Funds	3,043	—	—	3,043
Rights	—	—	32	32
Short-Term Investment	34,334	—	—	34,334

Total Investments in Securities	$1,077,551	$—	$32	$1,077,583

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$40	$—	$—	$40

Total Other Financial Instruments	$40	$—	$—	$40

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2017, there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.1%
Australia — 3.0%
Abacus Property Group‡	18,202	$59
Accent Group	15,190	10
Aconex*	8,021	48
Adelaide Brighton	21,328	109
AGL Energy	11,117	211
Ainsworth Game Technology*	5,399	9
ALS	140,835	768
Altium	5,875	61
Alumina	470,141	891
Amcor	32,754	394
AMP	50,603	205
Ansell	7,351	140
APA Group	18,722	122
APN Outdoor Group	7,424	29
ARB	3,836	56
Ardent Leisure Group	22,473	35
Aristocrat Leisure	9,435	174
Asaleo Care	280,915	329
ASX	3,148	135
Aurizon Holdings	33,365	129
Ausdrill	25,524	52
AusNet Services	26,599	37
Austal	12,906	18
Australia & New Zealand Banking Group	166,512	3,733

Description	Shares	Value (000)
Australian Agricultural*	20,716	$21
Australian Pharmaceutical Industries	19,473	26
Automotive Holdings Group	12,095	34
Aventus Retail Property Fund‡	11,201	20
Aveo Group	21,860	46
Bank of Queensland	6,607	66
Bapcor	14,045	62
Beach Energy	108,085	105
Bega Cheese	8,574	48
Bellamy’s Australia*	3,993	33
Bendigo & Adelaide Bank	8,051	73
BHP Billiton	68,359	1,576
Blackmores	676	89
BlueScope Steel	100,169	1,200
Boral	20,132	122
Brambles	26,961	212
Breville Group	4,591	45
Brickworks	4,260	49
BT Investment Management	9,345	82
BWP Trust‡	30,570	74
Caltex Australia	17,869	475
carsales.com	57,124	645
Cedar Woods Properties	2,353	11
Centuria Industrial‡	11,160	22
Challenger	9,778	107
Charter Hall Group‡	22,471	106
Charter Hall Long Wale‡	5,923	19
Charter Hall Retail‡	16,316	53
CIMIC Group	1,699	68
Cleanaway Waste Management	858,909	1,005
Coca-Cola Amatil	112,192	745
Cochlear	935	125
Commonwealth Bank of Australia	29,665	1,860
Computershare	7,832	100
Corporate Travel Management	3,588	58
Costa Group Holdings	12,822	66
Credit Group	2,528	44
Cromwell Property Group‡	74,113	58
Crown Resorts	5,974	61
CSL	7,764	856
CSR	24,573	91
Dexus‡	17,094	130
Domain Holdings Australia*	65,240	175
Domino’s Pizza Enterprises	914	33
Donaco International	25,064	7
Downer EDI	30,087	163
DuluxGroup	96,833	578

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Eclipx Group	12,958	$41
Estia Health	12,273	33
Evolution Mining	58,645	121
Fairfax Media	652,410	398
FlexiGroup	14,134	19
Flight Centre Travel Group	1,077	37
Folkestone Education Trust‡	8,496	19
Fortescue Metals Group	26,803	102
Freedom Foods Group	3,672	15
G8 Education	20,732	55
Galaxy Resources*	18,998	57
Gateway Lifestyle	16,502	28
GDI Property Group‡	19,097	19
Genworth Mortgage Insurance Australia	14,780	35
Goodman Group‡	30,546	200
GPT Group‡	30,983	124
GrainCorp, Cl A	12,152	77
Greencross	4,688	23
Growthpoint Properties Australia‡	13,544	36
GUD Holdings	57,902	551
GWA Group	7,400	16
Hansen Technologies	6,846	21
Harvey Norman Holdings	11,807	38
Healthscope	33,196	54
HT&E	13,604	20
IDP Education	5,550	27
Iluka Resources	48,185	382
Incitec Pivot	28,454	87
Independence Group NL	24,101	90
Infigen Energy*	49,136	26
Inghams Group	8,068	22
Insurance Australia Group	40,117	227
Investa Office Fund‡*	26,337	94
InvoCare	5,573	70
IOOF Holdings	14,794	124
IPH	37,919	163
IRESS	7,670	69
James Hardie Industries	7,566	134
Japara Healthcare	11,253	17
JB Hi-Fi	5,744	112
Karoon Gas Australia*	10,804	11
Lend Lease Group	9,531	122
Link Administration Holdings	23,073	152
Macquarie Atlas Roads Group	29,949	147
Macquarie Group	5,448	424
Magellan Financial Group	5,960	125

Description	Shares	Value (000)
Mantra Group	15,612	$48
Mayne Pharma Group*	61,782	34
McMillan Shakespeare	3,811	52
Medibank	47,218	121
Mesoblast*	16,915	19
Metcash	170,755	416
Michael Hill International	10,400	10
Mineral Resources	7,968	131
Mirvac Group‡	63,705	117
Monadelphous Group	4,546	62
Myer Holdings	38,418	20
MYOB Group	19,451	55
Nanosonics*	14,941	32
National Australia Bank	111,210	2,565
National Storage‡	32,269	39
Navitas	12,319	52
Newcrest Mining	51,254	913
NEXTDC*	14,296	67
Nine Entertainment Holdings	36,217	43
Northern Star Resources	30,348	144
Nufarm	12,548	86
OFX Group	10,103	11
Oil Search	23,064	140
oOh!media	7,485	26
Orica	130,293	1,839
Origin Energy*	29,766	219
Orocobre*	8,564	47
Orora	91,113	241
OZ Minerals	15,079	108
Pact Group Holdings	11,705	52
Perpetual	2,404	91
Pilbara Minerals*	61,940	54
Platinum Asset Management	11,702	70
Premier Investments	5,104	59
Primary Health Care	22,786	64
QBE Insurance Group	63,750	531
Qube Holdings	94,277	191
Ramsay Health Care	2,379	131
REA Group	970	58
Regis Healthcare	9,607	26
Regis Resources	23,419	79
Reliance Worldwide	19,301	59
Resolute Mining	32,105	29
Retail Food Group	7,033	14
Rio Tinto	7,151	423
Sandfire Resources NL	8,287	45
Santos*	58,486	249

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Saracen Mineral Holdings*	38,988	$51
Scentre Group‡	89,934	293
SEEK	5,755	85
Select Harvests	3,187	12
Seven Group Holdings	5,914	71
Seven West Media	46,648	22
SG Fleet Group	4,472	14
Shopping Centres Australasia Property Group‡	42,072	76
Sigma Healthcare	193,146	150
Sims Metal Management	8,463	104
Sirtex Medical	2,990	39
SmartGroup	4,068	34
Sonic Healthcare	6,823	122
South32	82,516	225
Southern Cross Media Group	39,666	37
Spark Infrastructure Group	86,330	170
SpeedCast International	9,445	40
St. Barbara	25,708	77
Star Entertainment Grp	39,579	188
Steadfast Group	39,053	86
Stockland‡	39,328	137
Suncorp Group	21,886	237
Super Retail Group	6,649	43
Sydney Airport	18,902	104
Syrah Resources*	13,134	46
Tabcorp Holdings	33,306	145
Tassal Group	9,223	27
Technology One	12,851	50
Telstra	72,181	205
Tox Free Solutions	8,146	22
TPG Telecom	6,725	34
Transurban Group	34,687	336
Treasury Wine Estates	12,848	160
Vicinity Centres‡	57,907	123
Village Roadshow*	3,387	10
Virtus Health	3,028	12
Viva Energy‡	25,338	45
Vocus Communications	32,193	76
Washington H Soul Pattinson	8,510	118
Webjet	4,926	40
Wesfarmers	19,473	674
Western Areas	12,164	31
Westfield‡	33,463	247
Westgold Resources*	9,066	13
Westpac Banking	58,167	1,423
Whitehaven Coal	25,874	90

Description	Shares	Value (000)
WiseTech Global	4,090	$45
Woodside Petroleum	14,518	375
Woolworths Group	149,518	3,184
WorleyParsons*	12,750	143
WPP AUNZ	14,271	10

		44,145

Austria — 0.2%
ANDRITZ	4,428	250
AT&S Austria Technologie & Systemtechnik	1,415	40
BUWOG*	5,357	185
DO & CO	293	17
Erste Group Bank*	5,100	221
EVN	2,278	46
FACC*	847	18
Immobilien Anlagen	4,026	125
IMMOFINANZ	42,036	108
Kapsch TrafficCom	173	10
Lenzing	677	86
Oesterreichische Post	7,890	354
OMV	2,562	162
Porr Ag	491	16
Raiffeisen Bank International*	2,496	90
Rhi Magnesita*	1,300	68
S IMMO	2,508	49
Schoeller-Bleckmann Oilfield Equipment*	570	58
Semperit Holding	396	11
Telekom Austria, Cl A*	8,717	81
UNIQA Insurance Group	6,958	74
Vienna Insurance Group Wiener Versicherung Gruppe	2,049	63
Voestalpine	1,933	116
Wienerberger	26,817	648
Zumtobel Group	1,488	18

		2,914

Belgium — 0.6%
Ablynx*	3,484	87
Ackermans & van Haaren	1,189	206
Aedifica‡	836	79
Ageas	3,280	160
AGFA-Gevaert*	8,255	38
Anheuser-Busch InBev	24,464	2,734
Barco	490	52
Befimmo‡	1,222	79
Bekaert	1,854	81
Biocartis* (A)	861	12

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
bpost	5,086	$155
Cie d’Entreprises CFE	388	57
Cofinimmo‡	1,140	150
Colruyt	897	47
D’ieteren	1,278	58
Econocom Group*	6,368	46
Elia System Operator	1,744	100
Euronav	6,350	58
EVS Broadcast Equipment	832	29
Exmar*	1,664	13
Fagron*	2,058	28
Gimv	1,200	73
Greenyard	625	15
Groupe Bruxelles Lambert	1,312	142
Intervest Offices & Warehouses‡	370	10
Ion Beam Applications	910	26
KBC Ancora	1,710	108
KBC Group	37,912	3,235
Kinepolis Group	847	57
Melexis	1,058	107
Nyrstar*	3,628	29
Ontex Group	4,363	144
Orange Belgium	1,549	33
Proximus	2,600	85
Sioen Industries	310	11
Sofina	786	124
Solvay	1,288	179
Telenet Group Holding*	923	64
Tessenderlo Group*	1,528	71
UCB	2,198	175
Umicore	3,096	147
Van de Velde	209	11
Warehouses De Pauw CVA‡	892	100

		9,215

Brazil — 1.7%
Ambev ADR	676,472	4,369
Arezzo Industria e Comercio	22,100	364
Atacadao Distribuicao Comercio e Industria Ltda*	215,600	991
B2W Cia Digital*	54,815	339
Banco Bradesco ADR*	410,300	4,201
Banco BTG Pactual*	51,079	292
Banco do Brasil*	30,100	289
BM&FBovespa — Bolsa de Valores Mercadorias e Futuros*	197,800	1,358
Embraer	40,197	242
Estacio Participacoes	49,600	491

Description	Shares	Value (000)
Grendene	122,100	$1,047
IRB Brasil Resseguros S*	20,000	205
Lojas Renner	102,300	1,095
LPS Brasil Consultoria de Imoveis*	120,635	203
Magazine Luiza	9,100	220
MRV Engenharia e Participacoes	187,200	849
Natura Cosmeticos	113,827	1,134
Porto Seguro*	103,313	1,132
Qualicorp	28,200	264
Raia Drogasil*	75,100	2,079
TOTVS	81,400	733
Ultrapar Participacoes	40,500	916
Vale*	36,300	441
Vale, Cl B ADR*	120,124	1,469
Via Varejo*	105,000	775
Vulcabras Azaleia*	13,000	36

		25,534

Canada — 4.5%
Advantage Oil & Gas*	9,800	42
Aecon Group	3,200	51
Ag Growth International	900	38
AGF Management, Cl B	3,300	21
Agnico Eagle Mines	3,800	175
Agrium	2,300	265
AGT Food & Ingredients	1,100	18
Aimia*	8,100	24
Alacer Gold*	16,300	29
Alamos Gold, Cl A	26,370	172
Alaris Royalty	2,000	33
Algonquin Power & Utilities	19,500	219
Alimentation Couche-Tard, Cl B	26,058	1,361
Allied Properties‡	2,300	77
AltaGas	3,000	68
Altius Minerals	2,300	27
Altus Group	1,800	53
Aphria*	7,500	112
ARC Resources	6,200	73
Aritzia*	3,200	32
Artis‡	3,700	42
Atco, Cl I	1,300	47
Athabasca Oil*	23,900	20
Atlantic Power*	6,900	16
ATS Automation Tooling Systems*	3,900	48
Aurora Cannabis*	17,800	136
AutoCanada	1,400	25
Avigilon*	2,100	35

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
B2Gold*	48,800	$151
Badger Daylighting	1,900	41
Ballard Power Systems*	10,900	48
Bank of Montreal	11,100	888
Bank of Nova Scotia	56,600	3,653
Barrick Gold	69,157	1,000
Baytex Energy*	13,200	40
BCE	16,510	793
Birchcliff Energy	11,900	42
Bird Construction	2,100	17
BlackBerry*	8,700	97
Boardwalk‡	1,100	38
Bombardier*	33,500	81
Bonavista Energy	13,700	25
Bonterra Energy	1,100	13
Boralex	3,000	56
Brookfield Asset Management, Cl A	64,141	2,792
BRP	2,100	77
CAE	185,800	3,451
Cameco	6,900	64
Canaccord Genuity Group	6,500	30
Canacol Energy*	7,100	25
Canada Goose Holdings*	2,300	73
Canadian Apartment Properties‡	3,300	98
Canadian Imperial Bank of Commerce	7,500	731
Canadian National Railway	12,900	1,064
Canadian Natural Resources	71,975	2,572
Canadian Pacific Railway	7,582	1,385
Canadian Real Estate Investment Trust‡	1,800	66
Canadian Tire, Cl A	1,100	143
Canadian Utilities, Cl A	2,200	65
Canadian Western Bank	4,500	141
Canfor*	3,600	71
Canfor Pulp Products	1,700	18
Canopy Growth*	8,300	195
Capital Power	5,300	103
Cara Operations	1,400	29
Cardinal Energy	5,400	22
Cascades	3,500	38
CCL Industries, Cl B	2,400	110
Celestica*	6,000	64
Cenovus Energy	18,200	166
Centerra Gold*	11,300	58
CES Energy Solutions	13,500	69
CGI Group, Cl A*	3,500	190

Description	Shares	Value (000)
China Gold International Resources*	14,300	$27
Choice Properties‡	2,300	24
Chorus Aviation	1,500	12
CI Financial	4,500	107
Cineplex	3,200	95
Clearwater Seafoods	2,200	13
Cogeco	300	22
Cogeco Communications	800	55
Colliers International Group	1,700	102
Cominar‡	4,500	52
Computer Modelling Group	4,600	35
Constellation Software	1,770	1,073
Corby Spirit and Wine, Cl A	600	11
Corus Entertainment	6,000	56
Cott	7,100	119
Crescent Point Energy	9,500	72
Crew Energy*	6,200	16
Crombie‡	2,200	24
CT‡	1,600	18
Descartes Systems Group*	4,000	114
Detour Gold*	8,900	105
DIRTT Environmental Solutions*	5,300	28
Dollarama	1,800	225
Dorel Industries, Cl B	1,400	35
Dream Global‡	4,100	40
Dream Industrial‡	1,300	9
Dream Office‡	1,820	32
DREAM Unlimited, Cl A*	3,900	24
ECN Capital	20,000	63
Eldorado Gold	40,900	59
Element Financial	5,800	44
Emera	1,100	41
Empire	3,000	58
Enbridge	28,200	1,103
Enbridge Income Fund Holdings	5,900	140
Encana	16,500	220
Endeavour Mining*	3,600	73
Endeavour Silver*	7,200	17
Enercare	5,300	86
Enerflex	4,400	54
Enerplus	12,500	122
Enghouse Systems	1,000	49
Ensign Energy Services	7,500	39
Entertainment One	19,514	86
Equitable Group	700	40
Evertz Technologies	1,000	14
Exchange Income	400	11

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Exco Technologies	1,300	$10
Extendicare	4,500	33
Fairfax Financial Holdings	5,670	3,020
Fiera Capital, Cl A	2,700	28
Finning International	2,600	66
First Capital Realty	2,800	46
First Majestic Silver*	8,500	57
First National Financial	900	21
First Quantum Minerals	11,800	165
FirstService	1,700	118
Fortis	7,100	261
Fortuna Silver Mines*	8,500	44
Franco-Nevada	9,953	795
Freehold Royalties	5,100	57
Genworth MI Canada	2,100	73
George Weston	800	69
Gibson Energy	6,900	100
Gildan Activewear	14,424	466
Gluskin Sheff + Associates	1,700	23
Goldcorp	15,000	191
Granite‡	1,100	43
Great Canadian Gaming*	2,600	70
Great-West Lifeco	5,000	140
Guyana Goldfields*	9,000	36
H&R‡	2,100	36
High Liner Foods	1,200	14
Home Capital Group, Cl B*	3,300	45
Hudbay Minerals	13,900	123
Hudson’s Bay	4,000	36
Husky Energy*	6,100	86
Hydro One (A)	5,100	91
IAMGOLD*	23,100	135
IGM Financial	1,300	46
Imperial Oil	5,100	159
Industrial Alliance Insurance & Financial Services	1,800	86
Innergex Renewable Energy	5,100	58
Intact Financial	2,300	192
Inter Pipeline	6,100	126
Interfor*	3,600	60
InterRent‡	1,600	12
Intertape Polymer Group	2,900	50
Ivanhoe Mines, Cl A*	31,300	106
Jean Coutu Group PJC, Cl A	1,100	21
Just Energy Group	4,900	21
Kelt Exploration*	8,300	47
Keyera	3,500	99

Description	Shares	Value (000)
Killam Apartment‡	3,500	$40
Kinaxis*	1,100	67
Kinder Morgan Canada (A)	6,000	81
Kinross Gold*	21,600	93
Kirkland Lake Gold	9,000	138
Klondex Mines*	9,500	25
Knight Therapeutics*	5,800	39
Labrador Iron Ore Royalty	3,400	74
Laurentian Bank of Canada	2,000	90
Linamar	1,000	58
Lithium Americas*	3,800	34
Loblaw	26,336	1,429
Lucara Diamond	15,500	35
Lundin Gold*	4,300	15
Lundin Mining	10,500	70
MAG Silver*	3,800	47
Magellan Aerospace	700	12
Magna International	16,007	907
Major Drilling Group International*	4,800	27
Manulife Financial	34,000	709
Maple Leaf Foods	4,400	125
Martinrea International	4,900	63
Maxar Technologies	2,900	187
Medical Facilities	1,300	15
MEG Energy*	12,500	51
Methanex	1,500	91
Metro, Cl A	3,700	118
Morguard‡	1,400	15
Morneau Shepell	2,700	48
MTY Food Group	900	40
Mullen Group	5,500	69
National Bank of Canada	5,900	294
Nevsun Resources	16,900	41
New Flyer Industries	2,600	113
New Gold*	29,400	97
NexGen Energy*	15,700	40
Norbord	2,100	71
North West	2,500	60
Northern Dynasty Minerals*	16,900	30
Northland Power	6,100	114
Northview Apartment‡	1,200	24
NorthWest Healthcare Properties‡	2,200	20
Novagold Resources*	12,800	50
NuVista Energy*	9,600	61
Obsidian Energy*	26,600	33
OceanaGold	31,100	80
Onex	1,300	95

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Open Text	4,300	$153
Osisko Gold Royalties	5,900	68
Osisko Mining*	8,300	22
Painted Pony Energy*	7,400	16
Pan American Silver	7,600	118
Paramount Resources, Cl A*	3,793	59
Parex Resources*	7,900	114
Parkland Fuel	6,600	141
Pason Systems	4,000	58
Pembina Pipeline	8,472	307
Pengrowth Energy*	25,600	20
Peyto Exploration & Development	9,100	109
Potash Corp of Saskatchewan	14,200	291
Power Corp of Canada	5,900	152
Power Financial	4,300	118
PrairieSky Royalty	23,493	599
Precision Drilling*	16,600	50
Premier Gold Mines*	10,700	31
Premium Brands Holdings	1,300	107
Pretium Resources*	7,800	89
ProMetic Life Sciences*	31,100	32
Pure Industrial‡	6,600	36
Quebecor, Cl B	8,400	158
Raging River Exploration*	12,000	76
Restaurant Brands International	3,800	234
RioCan‡	2,400	47
Ritchie Bros Auctioneers	33,631	1,007
Rogers Communications, Cl B	18,541	945
Rogers Sugar	4,600	23
Royal Bank of Canada	33,618	2,745
Russel Metals	3,400	79
Sandstorm Gold*	8,400	42
Saputo	3,600	129
Seabridge Gold*	2,300	26
Secure Energy Services	9,000	63
SEMAFO*	17,600	50
Seven Generations Energy*	4,400	62
Shaw Communications, Cl B	7,100	162
ShawCor	3,500	76
Shopify*	1,400	142
Sienna Senior Living	2,100	30
Sierra Wireless*	1,700	35
Silvercorp Metals	9,100	24
Sleep Country Canada Holdings (A)	1,900	50
SmartCentres‡	900	22
SNC-Lavalin Group	2,900	132
Spartan Energy*	9,666	55

Description	Shares	Value (000)
Spin Master* (A)	1,385	$60
Sprott	9,400	18
SSR Mining*	6,200	55
Stantec	5,800	162
Stars Group*	6,200	144
Stella-Jones	2,300	93
Stornoway Diamond*	30,200	16
Student Transportation	4,800	30
Sun Life Financial	10,600	437
Suncor Energy	154,252	5,663
Superior Plus	7,200	68
Surge Energy	15,600	26
Tahoe Resources*	15,700	75
Tamarack Valley Energy*	4,700	11
Teck Resources, Cl B	9,900	259
TELUS	3,200	121
TFI International	4,600	120
Thomson Reuters	4,800	209
Timbercreek Financial	3,700	28
TMAC Resources*	1,800	14
TMX Group	1,900	106
TORC Oil & Gas	7,100	43
Torex Gold Resources*	4,100	39
Toromont Industries	4,000	174
Toronto-Dominion Bank	59,050	3,460
Total Energy Services	2,300	27
Tourmaline Oil*	4,000	72
TransAlta	15,100	90
TransAlta Renewables	5,100	54
TransCanada	26,500	1,290
Transcontinental, Cl A	3,200	63
Trevali Mining*	44,900	54
Trican Well Service*	15,050	49
Tricon Capital Group	6,100	56
Trinidad Drilling*	16,400	22
Turquoise Hill Resources*	15,100	52
Uni-Select	1,900	43
Uranium Participation*	7,200	24
Valeant Pharmaceuticals International*	5,600	117
Valener	1,900	34
Vermilion Energy	2,000	73
Wajax	1,000	20
West Fraser Timber	1,100	68
Western Forest Products	20,000	39
WestJet Airlines	1,500	31
Westshore Terminals Investment	2,800	59

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Wheaton Precious Metals	7,400	$164
Whitecap Resources	18,700	133
Winpak	1,600	60
WPT Industrial‡	1,700	22
WSP Global	4,400	210
Yamana Gold	52,600	164

		66,257

Chile — 0.3%
CAP	11,219	143
Cia Cervecerias Unidas	60,116	902
Cia Cervecerias Unidas ADR	9,921	293
Cia Sud Americana de Vapores*	3,944,588	213
Empresas CMPC	78,470	267
Enaex	19,531	289
Quinenco	301,074	1,052
Sociedad Quimica y Minera de Chile ADR	20,011	1,187

		4,346

China — 2.1%
58.com ADR*	3,507	251
Alibaba Group Holding ADR*	66,300	11,433
Autohome ADR*	19,444	1,257
Baidu ADR*	13,491	3,160
CECEP COSTIN New Materials Group*	1,134,000	1
China Lodging Group ADR	5,896	852
China Resources Beer Holdings	319,073	1,145
Ctrip.com International ADR*	36,074	1,591
Momo ADR*	3,242	79
NetEase ADR	4,900	1,691
TAL Education Group ADR*	47,194	1,402
Tsingtao Brewery, Cl H	98,000	506
Weibo ADR*	16,781	1,736
Yum China Holdings	160,697	6,431

		31,535

Colombia — 0.1%
Almacenes Exito	41,819	232
Bancolombia ADR	15,279	606
Ecopetrol ADR	4,300	63

		901

Czech Republic — 0.0%
Komercni Banka	10,933	470

Denmark — 1.4%
ALK-Abello	331	39
Alm Brand	3,559	46
Ambu, Cl B	1,489	133

Description	Shares	Value (000)
AP Moeller — Maersk, Cl A	65	$109
AP Moeller — Maersk, Cl B	111	194
Bang & Olufsen*	1,871	45
Bavarian Nordic*	1,647	60
Carlsberg, Cl B	22,369	2,686
Chr Hansen Holding	1,721	161
Coloplast, Cl B	22,264	1,772
D/S Nordern*	1,342	25
Danske Bank	17,464	680
Dfds	1,648	88
DSV	3,215	253
FLSmidth	2,002	116
Genmab*	1,010	167
GN Store Nord	43,460	1,404
H Lundbeck	1,171	60
IC Group	439	10
ISS	7,306	283
Jyske Bank	3,278	187
Matas	2,098	27
Nets* (A)	6,223	164
Nilfisk Holding*	1,394	81
NKT*	1,394	64
NNIT (A)	484	13
Novo Nordisk, Cl B	145,471	7,843
Novozymes, Cl B	3,835	220
Orsted (A)	3,287	179
Pandora	1,854	202
Per Aarsleff Holding	1,234	39
Rockwool International, Cl B	421	119
Royal Unibrew	2,448	147
Scandinavian Tobacco Group (A)	3,243	63
Schouw	612	57
SimCorp	1,909	109
Solar, Cl B	341	22
Spar Nord Bank	4,602	53
Sydbank	3,605	145
TDC	13,694	84
Topdanmark*	2,881	125
TORM	974	8
Tryg	2,135	53
Vestas Wind Systems	26,737	1,848
William Demant Holding*	37,245	1,041
Zealand Pharma*	1,211	17

		21,241

Egypt — 0.0%
Telecom Egypt	129,194	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Finland — 0.8%
Amer Sports*	16,355	$453
Cargotec, Cl B	1,974	112
Caverion*	4,850	34
Citycon	18,366	47
Cramo	2,180	51
DNA	3,122	59
Elisa	2,439	95
Finnair	2,745	42
Fortum	7,223	143
F-Secure	4,129	19
Huhtamaki	4,606	193
Kemira	5,541	76
Kesko, Cl B	3,353	182
Kone, Cl B	5,712	307
Konecranes, Cl A	3,333	153
Lehto Group	791	12
Metsa Board	9,809	84
Metso	1,965	67
Neste	2,162	138
Nokia	71,378	333
Nokian Renkaat	67,930	3,082
Oriola, Cl B	5,893	20
Orion, Cl B	1,760	66
Outokumpu	16,041	149
Outotec*	7,346	63
Ponsse	362	11
Ramirent	4,456	42
Sampo, Cl A	44,332	2,436
Sanoma	4,368	57
Stockmann Abp, Cl B*	1,290	7
Stora Enso, Cl R	9,598	152
Technopolis	8,502	43
Tieto	2,939	92
Tikkurila	93,507	1,999
Tokmanni Group	1,866	16
UPM-Kymmene	9,024	281
Uponor	3,160	64
Valmet	6,577	130
Wartsila, Cl B	8,469	534
YIT	6,213	48

		11,892

France — 6.4%
Accor	3,267	169
Aeroports de Paris	501	95
Air France-KLM*	8,521	139

Description	Shares	Value (000)
Air Liquide	101,834	$12,837
Airbus Group	21,094	2,101
Albioma	1,587	40
ALD* (A)	5,636	87
Alstom	2,594	107
Altamir	1,526	28
Alten	1,514	126
Altran Technologies	7,745	129
Amundi (A)	968	82
Arkema	1,144	139
Assystem	389	14
Atos	1,602	233
AXA	55,464	1,646
Axway Software	357	10
Beneteau	2,029	49
BioMerieux	663	59
BNP Paribas	35,275	2,635
Boiron	395	35
Bollore	14,811	80
Bonduelle SCA	714	38
Bourbon	1,188	10
Bouygues	3,721	193
Bureau Veritas	4,548	124
Capital Gemini	2,713	322
Carrefour	9,853	213
Casino Guichard Perrachon	975	59
Cellectis*	1,293	37
Chargeurs	768	23
Cie de Saint-Gobain	8,675	479
Cie des Alpes	351	14
Cie Generale des Etablissements Michelin	2,885	414
Cie Plastic Omnium	2,976	135
CNP Assurances	2,995	69
Coface*	5,144	55
Credit Agricole	19,211	318
Danone	57,909	4,860
Dassault Aviation	43	67
Dassault Systemes	20,276	2,155
DBV Technologies*	844	43
Derichebourg	3,492	38
Devoteam	206	19
Direct Energie	409	19
Edenred	21,920	636
Eiffage	1,195	131
Electricite de France	9,366	117
Elior Group (A)	5,631	116

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Elis*	11,194	$311
Engie	213,879	3,679
Eramet*	517	61
Essilor International Cie Generale d’Optique	17,364	2,396
Esso Francaise*	145	10
Euler Hermes Group	827	121
Eurazeo	666	62
Eurofins Scientific	1,769	1,078
Europcar Groupe (A)	4,513	56
Eutelsat Communications	2,944	68
Faurecia	1,216	95
FFP	331	40
Fnac Darty*	850	103
Fonciere Des Regions‡	581	66
Gaztransport Et Technigaz	1,156	69
Gecina‡	766	141
Genfit*	1,295	37
Getlink	50,115	645
GL Events	335	10
Groupe Crit	109	10
Guerbet	297	28
Haulotte Group	555	11
Hermes International	1,458	781
ICADE‡	562	55
ID Logistics Group*	115	19
Iliad	454	109
Imerys	1,714	162
Ingenico Group	985	105
Innate Pharma*	2,180	12
Interparfums	493	20
Ipsen	634	76
IPSOS	1,884	69
Jacquet Metal Service	510	17
JCDecaux	8,491	342
Kaufman & Broad	709	34
Kering	1,302	614
Klepierre‡	3,829	169
Korian	2,360	83
LafargeHolcim*	1,512	85
Lagardere	1,990	64
Legrand	45,417	3,498
LISI	1,055	51
LNA Sante	236	17
L’Oreal	15,861	3,520
LVMH Moet Hennessy Louis Vuitton	20,010	5,892
Maisons du Monde (A)	2,182	99

Description	Shares	Value (000)
Manitou BF	418	$15
Marie Brizard Wine & Spirits*	691	10
Mercialys‡	3,076	68
Mersen	603	27
Metropole Television	1,525	39
MGI Coutier	382	15
Natixis	16,193	128
Naturex*	348	37
Neopost	9,252	266
Nexans	1,511	93
Nexity	2,241	133
Nokia	26,897	126
Oeneo	1,058	13
Orange	34,281	595
Orpea	2,098	248
Parrot*	790	8
Pernod Ricard	44,809	7,095
Peugeot	9,979	203
Pierre & Vacances*	189	10
Plastivaloire	396	9
Publicis Groupe	3,509	239
Rallye	1,467	26
Remy Cointreau	399	55
Renault	3,244	327
Rexel	5,114	93
Rubis SCA	4,228	299
Safran	5,732	591
Sanofi	22,077	1,904
Sartorius Stedim Biotech	1,373	99
Schneider Electric	84,456	7,180
Science*	1,023	10
SCOR	2,976	120
SEB	393	73
SES, Cl A	6,287	98
Societe BIC	426	47
Societe Generale	13,177	681
Sodexo	1,535	206
SOITEC*	815	58
Solocal Group*	26,668	27
Solutions 30*	1,555	48
Sopra Steria Group	758	142
SPIE	5,668	148
SRP Groupe* (A)	660	5
Stallergenes Greer*	21	1
Ste Industrielle d’Aviation Latecoere*	2,789	19
STMicroelectronics	10,792	236
Suez	6,329	111

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Synergie	300	$16
Tarkett	1,629	68
Technicolor	18,675	64
TechnipFMC	3,593	111
Teleperformance	3,716	532
Television Francaise 1	2,239	33
Thales	5,967	643
TOTAL	183,140	10,118
Trigano	395	69
Ubisoft Entertainment*	1,010	78
Valeo	4,049	303
Vallourec*	32,278	195
Veolia Environnement	8,123	207
Vicat	3,338	263
Vinci	8,657	885
Virbac*	453	67
Vivendi	17,773	479
Wendel	476	82
Worldline* (A)	1,932	94
X-Fab Silicon Foundries* (A)	4,225	49
Zodiac Aerospace	28,122	841

		93,712

Germany — 5.6%
Aareal Bank	2,745	124
adidas	7,335	1,470
ADLER Real Estate*	791	13
ADO Properties (A)	1,731	88
ADVA Optical Networking*	1,691	12
AIXTRON*	5,982	83
Allianz	7,700	1,770
alstria office‡	7,154	111
Amadeus Fire	328	30
AURELIUS Equity Opportunities & KGaA	1,268	87
Aurubis	1,724	160
Axel Springer	10,724	838
BASF	38,553	4,244
Bayer	80,165	10,003
Bayerische Motoren Werke	71,948	7,495
BayWa	921	35
Bechtle	1,682	140
Beiersdorf	44,505	5,228
Bertrandt	318	39
bet-at-home.com	120	15
Bilfinger	1,727	82
Borussia Dortmund GmbH & KGaA	2,535	19
Brenntag	16,638	1,054

Description	Shares	Value (000)
CANCOM	797	$66
Capital Stage	4,956	38
Carl Zeiss Meditec	2,048	128
CECONOMY	8,975	136
CENTROTEC Sustainable	165	3
Cewe Stiftung & KGAA	313	33
comdirect bank	785	11
Commerzbank*	17,997	270
CompuGroup Medical	1,166	77
Continental	1,892	511
Covestro (A)	2,061	213
CTS Eventim & KGaA	12,324	574
Daimler	16,500	1,402
Deutsche Bank	35,491	676
Deutsche Beteiligungs	676	38
Deutsche Boerse	3,253	378
Deutsche EuroShop	2,388	97
Deutsche Lufthansa	4,015	148
Deutsche Pfandbriefbank (A)	5,991	96
Deutsche Post	16,663	795
Deutsche Telekom	111,162	1,973
Deutsche Wohnen	5,999	262
Deutz	5,203	47
DIC Asset	3,070	39
Diebold Nixdorf	388	34
DMG Mori	884	49
Draegerwerk & KGaA	73	5
Drillisch	849	70
Duerr	1,375	176
E.ON	37,077	404
Elmos Semiconductor	433	12
ElringKlinger	1,480	33
Evonik Industries	2,787	105
Evotec*	6,134	99
Ferratum	502	18
Fielmann	2,484	219
Fraport Frankfurt Airport Services Worldwide	723	80
Freenet	6,278	232
Fresenius & KGaA	7,146	558
Fresenius Medical Care & KGaA	23,064	2,429
GEA Group	6,062	291
Gerresheimer	3,099	257
Gerry Weber International	1,013	12
GFT Technologies	660	10
Grammer	505	31
Grand City Properties	5,339	126

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
GRENKE	1,335	$127
H&R GmbH & KGaA*	694	12
Hamborner‡	4,822	57
Hamburger Hafen und Logistik	1,309	37
Hannover Rueck	2,198	277
Hapag-Lloyd* (A)	2,140	86
HeidelbergCement	2,516	272
Heidelberger Druckmaschinen*	13,201	46
Henkel & KGaA	1,761	211
Hochtief	325	58
Hornbach Baumarkt	435	16
HUGO BOSS	1,069	91
Hypoport*	140	24
Indus Holding	1,064	76
Infineon Technologies	19,527	534
Innogy (A)	2,382	93
Isra Vision	171	44
Jenoptik	2,663	88
Jungheinrich	2,620	124
K+S	3,228	80
KION Group	1,221	105
Kloeckner	3,893	48
Koenig & Bauer	701	53
Krones	798	110
KWS Saat	109	44
LANXESS	1,567	125
LEG Immobilien	3,188	364
Leoni	1,612	121
Linde*	12,977	3,031
MAN	614	70
Manz*	231	9
Merck KGaA	27,623	2,975
METRO	3,146	63
MLP	2,216	15
MorphoSys*	1,372	126
MTU Aero Engines	9,524	1,707
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,668	578
Nemetschek	947	85
Nordex*	2,995	32
Norma Group	1,695	114
OHB	258	14
OSRAM Licht	1,637	146
PATRIZIA Immobilien*	2,031	47
Pfeiffer Vacuum Technology	369	69
ProSiebenSat.1 Media	54,801	1,887
QIAGEN*	39,213	1,233

Description	Shares	Value (000)
Rational	160	$103
Rheinmetall	2,233	284
RHOEN-KLINIKUM	1,341	48
RIB Software	1,897	56
Rocket Internet* (A)	2,656	67
RWE*	8,783	179
S&T	1,839	40
SAF-Holland	2,523	54
Salzgitter	1,995	114
SAP	107,851	12,093
Scout24 (A)	5,628	229
Senvion*	1,099	14
SGL Carbon*	3,188	44
Siemens	13,103	1,826
Siltronic*	1,065	155
Sixt	938	84
Sixt Leasing	519	12
SLM Solutions Group*	532	30
SMA Solar Technology	569	25
Software	2,678	151
Stabilus	9,857	886
STADA Arzneimittel	2,163	229
STO & KGaA	96	15
STRATEC Biomedical	209	16
Stroeer & KGaA	1,423	105
Suedzucker	3,679	79
Surteco	337	11
Symrise	7,421	638
TAG Immobilien	5,802	110
Takkt	1,685	38
Telefonica Deutschland Holding	12,541	63
ThyssenKrupp	7,392	215
TLG Immobilien	4,512	120
TUI	14,616	301
Uniper*	3,223	101
United Internet	2,000	138
VERBIO Vereinigte BioEnergie	974	10
Volkswagen	547	111
Vonovia	8,175	407
Vossloh*	602	34
VTG	598	34
Wacker Chemie	737	143
Wacker Neuson	1,362	49
Washtec	1,002	95
Wirecard	1,991	223
Wuestenrot & Wuerttembergische	1,183	33
XING	157	51

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Zalando* (A)	1,877	$99
zooplus*	673	122

		82,009

Greece — 0.3%
Aegean Airlines	27,543	273
Alpha Bank AE*	92,360	198
Fourlis Holdings*	54,497	376
Grivalia Properties REIC AE‡	86,436	954
Hellenic Petroleum	8,507	78
JUMBO	20,851	373
Motor Oil Hellas Corinth Refineries	58,239	1,312
OPAP	12,092	152

		3,716

Hong Kong — 5.7%
Agile Group Holdings	204,000	310
Agricultural Bank of China, Cl H	4,839,000	2,254
AIA Group	1,456,600	12,426
Ajisen China Holdings	483,000	230
ASM Pacific Technology	4,600	64
Bank of China, Cl H	6,656,000	3,271
Bank of East Asia	20,604	89
Beijing Jingkelong, Cl H	172,000	49
BOC Hong Kong Holdings	62,500	317
Bright Smart Securities & Commodities Group	32,000	10
Brightoil Petroleum Holdings*	155,000	30
Brilliance China Automotive Holdings	520,000	1,391
BYD Electronic International	544,000	1,185
Cafe de Coral Holdings	18,000	49
Champion‡	103,000	76
China Construction Bank, Cl H	4,649,000	4,285
China Financial International Investments*	310,000	9
China LNG Group*	100,000	16
China Mengniu Dairy*	315,000	937
China Merchants Holdings International	84,253	221
China Mobile	423,000	4,291
China National Materials	221,000	165
China Overseas Grand Oceans Group	226,000	124
China Overseas Land & Investment	192,000	619
China Sunshine Paper Holdings	134,000	34
China Trustful Group*	36,000	16
Chong Hing Bank	9,000	19
Chow Sang Sang Holdings International	15,000	36

Description	Shares	Value (000)
CITIC Telecom International Holdings	71,000	$19
CK Asset Holdings	50,722	443
CK Hutchison Holdings	180,384	2,266
CK Infrastructure Holdings	11,000	95
CK Life Sciences Int’l Holdings	126,000	10
CLP Holdings	205,000	2,097
CMBC Capital Holdings*	640,000	44
Convoy Global Holdings*	402,000	9
Country Garden Holdings	276,000	526
CSI Properties	230,000	12
CSPC Pharmaceutical Group	790,000	1,596
Dah Sing Banking Group	25,200	55
Dah Sing Financial Holdings	8,000	51
Digital Domain Holdings*	620,000	14
Emperor Capital Group	126,000	9
Emperor International Holdings	48,000	16
Esprit Holdings*	1,553,777	832
Fairwood Holdings	2,500	10
Far East Consortium International	72,000	43
FDG Kinetic*	62,000	6
FIH Mobile	320,000	97
First Pacific	442,000	300
Freeman FinTech*	260,000	17
Galaxy Entertainment Group*	40,000	321
Geely Automobile Holdings	564,000	1,956
Giordano International	62,000	33
Global Brands Group Holding*	260,000	21
Goodbaby International Holdings	286,000	157
Great Eagle Holdings	13,240	69
G-Resources Group*	897,000	11
Guangnan Holdings	210,000	26
Guotai Junan International Holdings	137,000	43
Haitong International Securities Group	110,908	63
Hang Lung Group	15,000	55
Hang Lung Properties	34,000	83
Hang Seng Bank	12,900	320
Health and Happiness H&H International Holdings*	13,500	90
Henderson Land Development	20,982	138
Hengan International Group	72,458	805
HK Electric Investments & HK Electric Investments (A)	48,658	45
HKBN	52,000	66
HKT Trust	63,740	80
Hong Kong & China Gas	141,917	278

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Hong Kong Exchanges and Clearing	20,111	$618
Hongkong & Shanghai Hotels	191,569	284
Hopewell Holdings	31,000	114
HSBC Holdings	739,875	7,572
Huarong International Financial Holdings*	30,000	10
Hutchison Telecommunications Hong Kong Holdings	62,000	25
Hysan Development	11,000	58
Industrial & Commercial Bank of China, Cl H	4,269,000	3,438
Johnson Electric Holdings	18,000	75
Kerry Logistics Network	35,000	50
Kerry Properties	11,500	52
Kingboard Chemical Holdings	314,500	1,702
Kingboard Laminates Holdings	1,027,500	1,602
Kingston Financial Group	66,000	64
Lai Sun Development	9,600	16
Landing International Development*	3,780,000	150
Langham Hospitality Investments and Langham Hospitality Investments	32,000	14
Li & Fung	100,000	55
Li Bao Ge Group	10,000	1
Li Ning*	1,050,791	851
Link‡	37,000	343
Liu Chong Hing Investment	6,000	10
Luk Fook Holdings International	18,000	77
Macau Legend Development*	74,000	11
Man Wah Holdings	77,600	74
Mason Group Holdings*	1,040,000	17
Melco International Development	38,000	112
Melco Resorts & Entertainment ADR	4,173	121
MGM China Holdings	14,000	42
Microport Scientific	16,000	15
Minth Group	12,000	72
MTR	26,180	153
Neo Telemedia	268,000	8
New World Development	116,965	176
NewOcean Energy Holdings*	38,000	10
Nine Dragons Paper Holdings	7,000	11
NWS Holdings	26,252	47
Pacific Basin Shipping*	186,000	40
Pacific Textiles Holdings	46,000	49
PCCW	80,136	47
Ping An Insurance Group of China, Cl H	390,500	4,066

Description	Shares	Value (000)
Poly Property Group*	135,000	$70
Power Assets Holdings	23,500	198
Prosperity‡	84,000	36
Regal‡	32,000	10
Regina Miracle International Holdings (A)	15,000	15
Sa Sa International Holdings	44,000	17
Sands China	41,200	213
Scud Group* (B) (C)	252,000	—
Shangri-La Asia	22,000	50
Shenzhou International Group Holdings	171,579	1,635
Shui On Land	170,000	47
Shun Tak Holdings	70,000	27
Sino Land	55,554	98
Sino-Ocean Group Holding	169,000	117
Sinotruk Hong Kong	854,500	962
SITC International Holdings	67,485	67
SJM Holdings	43,000	39
SmarTone Telecommunications Holdings	82,447	99
Stella International Holdings	182,948	276
Sun Hung Kai	19,000	12
Sun Hung Kai Properties	24,893	415
SUNeVision Holdings	43,000	33
Sunlight‡	65,000	45
Swire Pacific, Cl A	8,500	79
Swire Properties	19,800	64
Tai United Holdings	65,000	8
Techtronic Industries	23,500	153
Television Broadcasts	130,500	469
Tencent Holdings	134,500	6,989
Texwinca Holdings	44,000	24
Tingyi Cayman Islands Holding	527,014	1,025
Town Health International Medical Group	154,000	14
United Laboratories International Holdings*	30,000	24
Value Partners Group	51,000	54
Vision Fame International Holding*	140,000	5
VSTECS Holdings	36,000	22
VTech Holdings	8,400	110
Want Want China Holdings	1,348,996	1,131
Weichai Power, Cl H	153,000	168
WH Group (A)	153,101	173
Wharf Holdings	19,000	66
Wharf Real Estate Investment*	21,000	140
Wheelock	14,000	100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Wynn Macau	26,800	$85
Xinyi Glass Holdings	94,000	123
Yue Yuen Industrial Holdings	11,000	43

		83,552

Hungary — 0.1%
OTP Bank	42,255	1,749

India — 2.6%
Asian Paints	75,850	1,377
Axis Bank	105,154	929
Bajaj Finance	50,588	1,392
Bharti Airtel	102,965	854
Bharti Infratel	268,089	1,591
Eicher Motors	2,733	1,299
HDFC Bank	47,715	1,400
HDFC Bank ADR	11,898	1,210
Hindalco Industries	447,834	1,919
Hinduja Global Solutions	7,976	112
Housing Development Finance	207,468	5,560
Indian Oil	282,132	1,717
Indraprastha Gas	184,135	969
IndusInd Bank	58,651	1,515
Infosys ADR	204,500	3,317
Jindal Stainless Hisar*	34,449	122
Maruti Suzuki India	18,359	2,799
MRF	1,761	1,997
NIIT Technologies	17,799	180
Redington India	151,579	415
Sharda Motor Industries	943	37
Shriram Transport Finance	12,797	297
Tata Consultancy Services	98,929	4,186
Vakrangee	339,984	2,239
Venky’s India	7,651	334
Wipro	97,369	479

		38,246

Indonesia — 0.6%
Adaro Energy	1,540,100	211
Bank Negara Indonesia Persero	3,501,400	2,556
Bank Pembangunan Daerah Jawa Timur	467,000	24
Bank Rakyat Indonesia Persero	7,083,700	1,900
Gudang Garam	11,400	70
Media Nusantara Citra	3,214,443	304
Telekomunikasi Indonesia Persero	7,379,200	2,416
Unilever Indonesia	326,200	1,344

		8,825

Description	Shares	Value (000)
Ireland — 0.6%
AIB Group	13,039	$86
Bank of Ireland Group*	108,095	920
C&C Group	16,802	57
CRH	153,283	5,509
Dalata Hotel Group*	10,136	77
Glanbia	9,278	166
Green‡	34,343	64
Hibernia‡	36,731	67
Irish Continental Group	58,431	404
Irish Residential Properties‡	20,446	37
Origin Enterprises	6,692	51
Paddy Power Betfair	5,121	609
Permanent TSB Group Holdings*	5,460	15
Ryanair Holdings ADR*	496	52
Smurfit Kappa Group	12,227	414

		8,528

Israel — 0.4%
Africa Israel Properties*	517	13
Airport City*	4,288	54
Alony Hetz Properties & Investments	6,001	64
Amot Investments	6,867	41
Azrieli Group	625	35
B Communications*	664	12
Bank Hapoalim	18,249	134
Bank Leumi Le-Israel	23,536	142
Bayside Land	28	14
Bezeq The Israeli Telecommunication	38,296	59
Big Shopping Centers	184	13
Blue Square Real Estate	240	10
Cellcom Israel*	2,918	30
Check Point Software Technologies*	29,947	3,104
Clal Insurance Enterprises Holdings*	752	14
Delek Automotive Systems	1,428	11
Delek Group	245	40
Delta-Galil Industries	384	13
El Al Israel Airlines	14,890	6
Elbit Systems	354	47
Electra	78	19
First International Bank of Israel	2,906	60
Formula Systems 1985	275	11
Frutarom Industries	677	64
Gazit-Globe	5,336	57
Harel Insurance Investments & Financial Services	6,037	44
IDI Insurance	284	19
Israel*	184	31

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Israel Chemicals	7,468	$30
Israel Discount Bank, Cl A*	60,141	176
Jerusalem Economy*	6,316	17
Jerusalem Oil Exploration*	412	25
Kenon Holdings*	723	15
Matrix IT	1,358	17
Mazor Robotics*	1,951	52
Melisron	955	45
Menora Mivtachim Holdings	953	12
Migdal Insurance & Financial Holding*	13,597	15
Mizrahi Tefahot Bank	2,061	38
Naphtha Israel Petroleum	1,510	11
NICE-Systems	1,017	92
Norstar Holdings	544	11
Nova Measuring Instruments*	1,849	49
Oil Refineries*	76,027	36
Partner Communications*	5,859	37
Paz Oil*	381	66
Phoenix Holdings*	2,422	13
Radware*	2,566	50
Rami Levy Chain Stores Hashikma Marketing 2006	243	13
Reit 1‡	9,175	40
Sapiens International	1,817	21
Shapir Engineering and Industry	3,162	13
Shikun & Binui	10,716	23
Shufersal	2,454	16
Strauss Group	2,648	57
Teva Pharmaceutical Industries ADR*	5,253	100
Teva Pharmaceutical Industries*	10,519	198
Tower Semiconductor*	4,559	156

		5,605

Italy — 1.7%
A2A	80,765	149
ACEA	3,110	57
Amplifon	4,506	69
Anima Holding (A)	11,268	81
Ascopiave	2,362	10
Assicurazioni Generali	21,062	384
Astaldi	1,845	5
ASTM	2,348	68
Atlantia	7,686	243
Autogrill	6,330	87
Azimut Holding	5,935	114
Banca Generali	2,922	97
Banca IFIS	1,181	58
Banca Mediolanum	12,949	112

Description	Shares	Value (000)
Banca Monte dei Paschi di Siena*	14,128	$66
Banca Popolare di Sondrio SCPA	24,059	88
Banco BPM*	77,186	243
Beni Stabili SIIQ‡	48,661	45
Biesse	764	39
BPER Banca	24,720	125
Brembo	7,605	116
Brunello Cucinelli	1,727	56
Buzzi Unicem	4,903	132
Buzzi Unicem RSP	2,149	33
Cairo Communication	2,369	11
Cementir Holding	1,553	14
Cerved Information Solutions	9,854	125
CIR-Compagnie Industriali Riunite	17,051	24
CNH Industrial	134,871	1,807
Credito Emiliano	4,286	36
Credito Valtellinese*	4,834	7
Danieli & C Officine Meccaniche	669	16
Danieli & C Officine Meccaniche RSP	2,570	43
Datalogic	1,158	43
Davide Campari-Milano	36,442	282
De’ Longhi	3,035	92
DiaSorin	1,067	95
doBank* (A)	3,802	62
Ei Towers	928	60
El.En.	474	15
Enav (A)	16,201	88
Enel	139,544	859
Eni	194,050	3,214
ERG	3,518	65
EXOR	1,864	114
Falck Renewables	6,160	16
Ferrari	2,081	218
Fiat Chrysler Automobiles*	18,162	325
Fila	607	14
Fincantieri*	28,316	43
FinecoBank Banca Fineco	20,205	207
Geox	3,289	11
Hera	36,283	127
Immobiliare Grande Distribuzione SIIQ‡	20,608	24
Industria Macchine Automatiche	870	71
Infrastrutture Wireless Italiane (A)	12,834	95
Interpump Group	3,517	110
Intesa Sanpaolo	1,149,525	3,822
Intesa Sanpaolo RSP	13,911	44
Iren	31,236	94

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Italgas	24,393	$149
Italmobiliare	351	10
Juventus Football Club*	19,509	18
La Doria	707	14
Leonardo-Finmeccanica	6,959	83
Luxottica Group	32,385	1,989
Maire Tecnimont	5,888	30
MARR	1,816	47
Mediaset*	24,396	94
Mediobanca	9,725	110
Moncler	8,476	265
OVS (A)	7,389	49
Piaggio & C	272,877	753
Poste Italiane (A)	9,120	69
Prysmian	3,472	113
RAI Way (A)	4,576	28
Recordati	1,763	78
Reply	988	55
Safilo Group*	1,581	9
Saipem*	173,354	791
Salini Impregilo	10,123	39
Salvatore Ferragamo	2,673	71
Saras	24,143	58
Snam	420,740	2,060
Societa Cattolica di Assicurazioni SC	7,623	83
Societa Iniziative Autostradali e Servizi	3,996	74
Sogefi*	2,114	10
Tamburi Investment Partners	2,427	16
Technogym (A)	4,689	45
Telecom Italia*	198,200	171
Telecom Italia RSP	101,659	73
Tenaris	7,964	126
Terna Rete Elettrica Nazionale	22,880	133
Tod’s	534	39
UniCredit*	95,389	1,783
Unione di Banche Italiane	52,627	230
Unipol Gruppo	20,262	94
UnipolSai	19,210	45
Yoox Net-A-Porter Group, Cl A*	2,672	93
Zignago Vetro	1,102	11

		24,778

Japan — 14.6%
77 Bank	3,600	91
ABC-Mart	700	40
Achilles	500	11
Acom*	5,700	24

Description	Shares	Value (000)
Activia Properties‡	30	$126
Adastria	1,300	26
ADEKA	4,900	86
Advance Residence Investment‡	62	152
Advantest	8,000	148
Aeon	10,600	180
Aeon Delight	2,400	90
Aeon Fantasy	300	13
AEON Financial Service	8,000	187
AEON Investment‡	73	77
Aeon Mall	2,100	41
Ai Holdings	1,900	46
Aica Kogyo	2,700	100
Aichi	2,400	18
Aichi Bank	200	9
Aichi Steel	600	24
Aida Engineering	3,100	38
Aiful*	16,700	57
Ain Holdings	1,300	78
Air Water	2,600	55
Aisan Industry	2,000	23
Aisin Seiki	2,900	163
Ajinomoto	9,100	171
Akatsuki*	200	12
Akebono Brake Industry*	3,800	10
Akita Bank	1,000	28
Alfresa Holdings	32,400	761
Alpen	1,000	22
Alpine Electronics	2,200	46
Alps Electric	3,400	97
Amada Holdings	5,800	79
Amano	3,200	84
Amuse	400	11
ANA Holdings	2,000	84
Anest Iwata	1,000	11
Anicom Holdings*	700	23
Anritsu	7,000	79
AOKI Holdings	2,400	35
Aomori Bank	1,100	35
Aoyama Trading	2,300	86
Aozora Bank	2,000	78
Arcland Sakamoto	1,500	24
Arcland Service Holdings	600	14
Arcs	2,400	56
Ardepro	8,400	7
Ariake Japan	1,000	85
As One	900	56

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Asahi Diamond Industrial	2,200	$25
Asahi Glass	3,400	147
Asahi Group Holdings	6,500	322
Asahi Holdings	1,500	28
Asahi Intecc	4,600	158
Asahi Kasei	21,300	275
Asics	3,200	51
ASKA Pharmaceutical	700	12
ASKUL	1,300	37
Astellas Pharma	34,800	444
Ateam	400	10
Atom	3,900	32
Autobacs Seven	3,700	71
Avex	1,800	26
Awa Bank	9,000	57
Axial Retailing	900	34
Azbil	9,800	425
Bando Chemical Industries	2,200	26
Bank of Iwate	1,000	40
Bank of Kyoto	1,100	57
Bank of Nagoya	800	31
Bank of Okinawa	1,400	57
Bank of Saga	500	11
Bank of the Ryukyus	2,300	35
Belc	600	36
Bell System24 Holdings	1,100	14
Belluna	2,500	31
Benefit One	1,600	33
Benesse Holdings	1,100	39
Bic Camera	5,100	74
BML	1,200	30
Bridgestone	11,200	521
Broadleaf	1,800	17
Bronco Billy	400	12
Brother Industries	4,000	99
Bunka Shutter	3,200	31
Calbee	1,500	49
Canon	105,000	3,914
Canon Electronics	800	17
Canon Marketing Japan	2,800	75
Capcom	2,200	70
Casio Computer	11,700	168
Cawachi	400	10
Central Glass	2,000	43
Central Japan Railway	2,440	437
Chiba Bank	12,000	100
Chiyoda	900	24

Description	Shares	Value (000)
Chiyoda	8,500	$63
Chiyoda Integre	500	12
Chofu Seisakusho	1,300	30
Chubu Electric Power	10,800	134
Chudenko	2,000	58
Chugai Pharmaceutical	3,800	195
Chugoku Bank	10,800	144
Chugoku Electric Power	4,700	51
Chugoku Marine Paints	3,300	28
Chukyo Bank	400	8
Ci:z Holdings	1,400	71
Citizen Holdings	14,900	109
CKD	2,700	61
Clarion	5,000	19
Coca-Cola Bottlers Japan Holdings	2,100	77
cocokara fine	900	58
COLOPL	2,600	28
Colowide	3,100	63
Comforia Residential‡	26	56
COMSYS Holdings	5,500	159
Concordia Financial Group	21,100	127
CONEXIO	1,200	25
COOKPAD*	2,500	13
Cosel	800	13
Cosmo Energy Holdings	2,900	110
Cosmos Pharmaceutical	500	105
Create Restaurants Holdings	1,600	19
Create SD Holdings	1,500	40
Credit Saison	2,600	47
CROOZ*	500	11
CyberAgent	5,200	203
CYBERDYNE*	2,000	34
DA Consortium Holdings	1,200	24
Dai Nippon Printing	4,500	100
Daibiru	2,800	35
Daicel	4,900	56
Daido Metal	1,100	11
Daido Steel	1,400	86
Daifuku	4,100	223
Daihen	5,000	47
Daiho	3,000	15
Daiichi Jitsugyo	400	12
Dai-ichi Life Holdings	92,600	1,911
Daiichi Sankyo	9,600	250
Daiichikosho	1,900	95
Daiken	600	16
Daikin Industries	31,600	3,740

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Daikokutenbussan	200	$9
Daikyo	1,800	35
Daikyonishikawa	2,000	32
Dainichiseika Color & Chemicals Manufacturing	600	30
Daio Paper	3,800	50
Daiseki	2,000	56
Daishi Bank	1,500	68
Daito Trust Construction	1,200	245
Daiwa House Industry	12,900	494
Daiwa House Investment, Cl A‡	22	52
Daiwa Industries	1,100	13
Daiwa Office Investment‡	18	95
Daiwa Securities Group	27,000	169
Daiwabo Holdings	900	37
DCM Holdings	5,100	48
Dena*	2,000	41
Denka	4,400	176
Denki Kogyo	400	11
Denso	200,100	12,009
Dentsu	3,700	157
Denyo	600	11
Descente	2,200	38
Dexerials	2,300	30
DIC	4,100	155
Digital Garage	1,800	48
Dip	1,600	41
Disco	500	111
DMG Mori	5,500	114
Don Quijote Holdings	2,000	105
Doshisha	1,200	26
Doutor Nichires Holdings	2,100	52
Dowa Holdings	2,600	106
DTS	1,100	36
Duskin	2,200	58
DyDo Group Holdings	300	16
Eagle Industry	1,000	19
Earth Chemical	700	35
East Japan Railway	16,500	1,609
Ebara	5,100	194
EDION	3,600	42
Ehime Bank	800	10
Eighteenth Bank	8,000	21
Eiken Chemical	900	43
Eisai	4,520	257
Eizo	800	38
Elecom	600	14
Electric Power Development	2,500	67

Description	Shares	Value (000)
en-japan	1,300	$61
Enplas	400	17
EPS Holdings	1,400	32
eRex	1,500	14
euglena*	3,100	29
Exedy	1,600	49
Ezaki Glico	2,200	110
F@N Communications	1,800	14
FamilyMart	1,400	98
Fancl	1,900	56
FANUC	17,680	4,247
Fast Retailing	900	358
FC Residential Investments‡	65	45
FCC	1,700	45
Ferrotec Holdings	3,100	63
Financial Products Group	3,400	41
Foster Electric	1,000	25
FP	1,200	64
Frontier Real Estate Investment‡	21	82
Fudo Tetra	5,900	10
Fuji	1,000	22
Fuji Electric	9,000	68
Fuji Heavy Industries	15,000	477
Fuji Kyuko	1,000	29
Fuji Machine Manufacturing	3,400	65
Fuji Media Holdings	39,100	616
Fuji Oil Holdings	2,800	82
Fuji Pharma	300	12
Fuji Seal International	2,300	75
Fuji Soft	1,400	45
Fujibo Holdings	400	13
Fujicco	1,200	27
FUJIFILM Holdings	40,700	1,663
Fujikura	13,100	116
Fujimi	700	15
Fujimori Kogyo	800	28
Fujita Kanko	300	9
Fujitec	3,400	49
Fujitsu	33,000	235
Fujitsu General	3,000	66
Fujiya	500	12
Fukuda	400	24
Fukuda Denshi	300	22
Fukui Computer Holdings	300	9
Fukuoka Corp‡	34	51
Fukuoka Financial Group	31,000	174
Fukushima Industries	700	31

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Fukuyama Transporting	1,600	$60
Funai Electric*	1,300	10
Funai Soken Holdings	1,650	37
Furukawa	1,700	35
Furukawa Electric	3,500	173
Fuso Chemical	800	22
Futaba*	1,900	40
Futaba Industrial	2,500	23
Future	1,200	13
Fuyo General Lease	1,000	66
Geo Holdings	1,400	27
Giken	500	13
Global One Real Estate Investment‡	11	39
Glory	2,900	110
GLP J-Reit‡	127	137
GMO internet	3,700	63
GMO Payment Gateway	800	66
GNI Group*	5,000	26
Goldcrest	600	12
Goldwin	300	24
Gree	5,900	37
GS Yuasa	19,000	95
G-Tekt	1,100	23
GungHo Online Entertainment*	19,800	54
Gunma Bank	17,000	103
Gunze	900	52
Gurunavi	1,400	17
H2O Retailing	4,600	96
Hachijuni Bank	8,100	47
Hakuhodo DY Holdings	3,500	45
Halows	100	2
Hamamatsu Photonics	2,400	81
Hankyu Hanshin Holdings	4,100	165
Hankyu Reit‡	27	31
Hanwa	1,800	83
Harmonic Drive Systems	1,400	82
Haseko	13,700	213
Hazama Ando	8,600	67
Hearts United Group	700	11
Heiwa	2,900	54
Heiwa Real Estate‡	49	41
Heiwa Real Estate	2,200	40
Heiwado	1,600	33
Hibiya Engineering	1,200	26
Hiday Hidaka	700	21
Hikari Tsushin	400	58
Hino Motors	4,300	56

Description	Shares	Value (000)
Hiramatsu	1,700	$9
Hirata	400	41
Hirose Electric	8,400	1,228
Hiroshima Bank	19,000	165
HIS	2,100	76
Hisamitsu Pharmaceutical	1,100	67
Hitachi	280,000	2,182
Hitachi Capital	2,600	65
Hitachi Chemical	1,800	46
Hitachi Construction Machinery	1,900	69
Hitachi High-Technologies	1,300	55
Hitachi Kokusai Electric*	2,700	75
Hitachi Maxwell	1,900	41
Hitachi Metals	3,200	46
Hitachi Transport System	2,600	68
Hitachi Zosen	8,600	45
Hogy Medical	700	53
Hokkaido Electric Power*	9,800	65
Hokkoku Bank	1,200	48
Hokuetsu Bank	1,100	25
Hokuetsu Kishu Paper	6,900	41
Hokuhoku Financial Group	6,300	99
Hokuriku Electric Power*	7,700	62
Hokuto	1,500	27
Honda Motor	209,500	7,180
Horiba	1,900	114
Hoshino Resorts‡	10	49
Hoshizaki Electric	1,600	142
Hosiden	3,200	47
House Foods Group	3,300	110
Hoya	134,700	6,727
Hulic	4,500	51
Hulic‡	53	77
Hyakugo Bank	12,000	57
Hyakujushi Bank	13,000	43
Ibiden	5,700	85
IBJ Leasing	1,600	41
Ichibanya	900	36
Ichigo	12,100	46
Ichiyoshi Securities	2,100	24
Icom	400	9
Idec	1,300	31
Idemitsu Kosan	2,300	92
IDOM	2,900	21
IHI	2,600	87
Iida Group Holdings	2,500	47
Iino Kaiun Kaisha	5,000	28

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Inaba Denki Sangyo	1,600	$75
Inabata	2,600	39
Industrial & Infrastructure Fund Investment‡	19	82
Ines	1,100	11
Infocom	500	12
Infomart	4,800	29
Information Services International-Dentsu	400	9
Inpex	16,500	206
Internet Initiative Japan	1,700	31
Invesco Office‡	50	49
Investors Cloud	1,000	15
Invincible Investment‡	190	81
Iriso Electronics	1,000	60
Iseki	1,000	25
Isetan Mitsukoshi Holdings	37,600	465
Ishihara Sangyo Kaisha*	1,500	28
Istyle	1,900	15
Isuzu Motors	9,000	151
Ito En	2,800	110
ITOCHU	32,900	615
Itochu Enex	2,600	25
Itochu Techno-Solutions	2,400	104
Itochu-Shokuhin	100	5
Itoham Yonekyu Holdings	7,500	69
Itoki	1,500	11
Iwatani	1,800	58
Iyo Bank	12,200	98
Izumi	1,800	112
J Front Retailing	4,100	77
J Trust	3,200	21
JAC Recruitment	700	14
Jaccs	1,400	33
Jafco*	1,700	99
Jamco	500	12
Japan‡	21	100
Japan Airlines	4,600	179
Japan Airport Terminal	1,000	37
Japan Asset Marketing*	8,600	10
Japan Aviation Electronics Industry	2,000	34
Japan Display*	16,400	33
Japan Excellent‡	62	72
Japan Exchange Group	9,100	158
Japan Hotel‡	190	127
Japan Lifeline	2,200	46
Japan Logistics Fund‡	40	74
Japan Material	900	33

Description	Shares	Value (000)
Japan Petroleum Exploration	1,600	$42
Japan Post Bank	6,900	90
Japan Post Holdings	90,100	1,033
Japan Prime‡	14	44
Japan Pulp & Paper	600	23
Japan Rental Housing Investments‡	97	71
Japan Retail Fund Investment‡	43	79
Japan Securities Finance	6,100	35
Japan Steel Works	3,100	100
Japan Tobacco	93,600	3,016
Japan Wool Textile	1,700	16
JCR Pharmaceuticals	600	28
Jeol	3,000	17
JFE Holdings	28,200	676
JGC	3,600	70
JIG-SAW*	200	9
Jimoto Holdings	5,700	10
JINS	700	37
J-Oil Mills	300	10
Joshin Denki	1,000	36
Joyful Honda	1,300	40
JSP	500	17
JSR	3,300	65
JTEKT	3,800	65
Juroku Bank	1,500	44
Justsystems	1,600	30
JVC Kenwood	8,400	29
JX Holdings	52,100	337
kabu.com Securities	8,300	26
Kadokawa Dwango	2,700	33
Kaga Electronics	700	19
Kagome	3,900	145
Kajima	15,000	144
Kakaku.com	2,000	34
Kaken Pharmaceutical	1,600	83
Kameda Seika	700	32
Kamei	800	14
Kamigumi	2,000	44
Kanamoto	1,400	43
Kandenko	5,000	53
Kaneka	5,000	46
Kanematsu	4,000	55
Kanematsu Electronics	700	21
Kansai Electric Power	12,300	150
Kansai Paint	3,500	91
Kansai Urban Banking	800	10
Kanto Denka Kogyo	1,800	22

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Kao	56,400	$3,815
Kappa Create*	200	2
Kasai Kogyo	1,000	16
Katakura Industries	900	12
Kato Sangyo	1,400	51
Kato Works	700	21
Kawasaki Heavy Industries	2,600	91
Kawasaki Kisen Kaisha*	4,600	118
KDDI	31,100	774
Keihan Holdings	1,700	50
Keihin*	2,000	41
Keikyu	4,000	77
Keio	2,000	88
Keisei Electric Railway	2,400	77
Keiyo	1,500	9
Keiyo Bank	12,000	55
Kenedix	13,300	81
Kenedix Office Investment, Cl A‡	22	125
Kenedix Residential Investment‡	18	52
Kenedix Retail‡	26	54
Kenko Mayonnaise	400	14
Kewpie	5,300	141
Key Coffee	500	10
Keyence	1,700	952
KH Neochem	1,200	31
Kikkoman	2,500	101
Kinden	6,700	109
Kintetsu Department Store*	300	11
Kintetsu Group Holdings	3,100	119
Kintetsu World Express	2,000	41
Kirin Holdings	75,700	1,909
Kisoji	1,400	35
Kissei Pharmaceutical	1,700	48
Kitz	4,300	33
Kiyo Bank	3,500	58
KLab*	2,300	37
KNT-CT Holdings*	500	8
Koa	1,600	33
Kobayashi Pharmaceutical	2,500	162
Kobe Bussan	500	19
Kobe Steel*	4,600	43
Koei Tecmo Holdings	2,100	42
Kohnan Shoji	1,600	35
Koito Manufacturing	1,900	134
Kokuyo	4,300	80
Komatsu	101,900	3,689
KOMEDA Holdings	2,000	37

Description	Shares	Value (000)
Komeri	1,700	$49
Komori	3,000	42
Konami Holdings	1,600	88
Konica Minolta	8,100	78
Konishi	1,700	32
Konoike Transport	1,100	19
Kose	500	78
Koshidaka Holdings	500	23
Kotobuki Spirits	1,000	56
K’s Holdings	3,800	97
Kubota	162,700	3,190
Kumagai Gumi	1,800	50
Kumiai Chemical Industry	4,800	32
Kura	600	35
Kurabo Industries	10,000	32
Kuraray	6,100	115
Kureha	800	58
Kurita Water Industries	57,400	1,865
Kusuri no Aoki	700	37
KYB	1,000	58
Kyocera	67,500	4,417
Kyodo Printing	300	10
Kyoei Steel	1,300	25
Kyokuto Kaihatsu Kogyo	1,500	26
Kyokuto Securities	700	10
KYORIN Holdings	2,200	41
Kyoritsu Maintenance	1,600	65
Kyowa Exeo	4,500	116
Kyowa Hakko Kirin	4,400	85
Kyudenko	2,100	102
Kyushu Electric Power	7,300	77
Kyushu Financial Group	6,700	41
Kyushu Railway	2,700	84
LaSalle Logiport‡	65	67
Lasertec	2,000	51
Lawson	800	53
Leopalace21	12,600	98
Life	400	11
LIFULL	2,400	21
LINE*	800	33
Linical	700	10
Link And Motivation	1,500	12
Lintec	2,500	70
Lion	3,800	72
LIXIL Group	30,000	812
M&A Capital Partners*	300	20
M3*	3,600	127

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Mabuchi Motor	900	$49
Macnica Fuji Electronics Holdings	2,100	46
Macromill	1,800	43
Maeda	18,600	257
Maeda Kosen	700	13
Maeda Road Construction	3,000	69
Makino Milling Machine	5,000	51
Makita	3,800	160
Mandom	2,000	66
Mani	1,300	40
Mars Engineering	500	11
Marubeni	28,600	207
Marudai Food	5,000	22
Maruha Nichiro	2,100	63
Marui Group	11,500	211
Maruichi Steel Tube	1,200	35
Marusan Securities*	3,500	31
Maruwa	400	27
Maruzen Showa Unyu	2,000	9
Marvelous	1,200	11
Matsui Securities	6,300	53
Matsumotokiyoshi Holdings	7,200	297
Matsuya	1,200	17
Matsuya Foods	300	11
Max	1,000	14
Mazda Motor	9,700	130
McDonald’s Holdings Japan	1,000	44
MCJ	1,400	15
MCUBS MidCity Investment‡	75	50
Mebuki Financial Group	17,200	73
Medipal Holdings	2,600	51
Megachips*	800	24
Megmilk Snow Brand	2,500	74
Meidensha	10,000	41
MEIJI Holdings	2,100	179
Meiko Network Japan	700	8
Meitec	1,200	63
Melco Holdings	300	10
Menicon	1,000	28
METAWATER	400	10
Micronics Japan*	1,300	13
Mie Bank	200	4
Milbon	1,200	40
Mimasu Semiconductor Industry	600	12
Minato Bank	900	17
Minebea	6,600	138
Ministop	500	11

Description	Shares	Value (000)
Miraca Holdings	4,600	$197
Mirait Holdings	3,100	46
Miroku Jyoho Service	800	22
MISUMI Group	4,700	137
Mitsuba	1,500	23
Mitsubishi	48,660	1,345
Mitsubishi Chemical Holdings	24,200	266
Mitsubishi Electric	33,200	550
Mitsubishi Estate	48,900	850
Mitsubishi Gas Chemical	3,100	89
Mitsubishi Heavy Industries	15,000	560
Mitsubishi Logisnext	1,500	13
Mitsubishi Logistics	12,700	330
Mitsubishi Materials	1,900	68
Mitsubishi Motors	11,300	82
Mitsubishi Pencil	2,000	44
Mitsubishi Research Institute	200	7
Mitsubishi Shokuhin	900	26
Mitsubishi Steel Manufacturing	1,000	25
Mitsubishi Tanabe Pharma	3,800	79
Mitsubishi UFJ Financial Group	227,900	1,673
Mitsubishi UFJ Lease & Finance	8,100	48
Mitsuboshi Belting	3,000	41
Mitsui	29,400	478
Mitsui Chemicals	3,200	103
Mitsui Engineering & Shipbuilding	3,800	57
Mitsui Fudosan	15,100	338
Mitsui Fudosan Logistics Park‡	10	32
Mitsui High-Tec	1,100	20
Mitsui Mining & Smelting	2,900	170
Mitsui OSK Lines	2,000	67
Mitsui Sugar	700	30
Mitsui-Soko Holdings*	4,000	14
Miura	4,600	124
Mixi	800	36
Miyazaki Bank	800	27
Mizuho Financial Group	783,700	1,423
Mizuno	1,000	29
Mochida Pharmaceutical	700	54
Modec	800	21
Monex Group	9,800	28
MonotaRO	3,100	99
Mori Hills Investment‡	77	93
Mori Trust Hotel‡	10	13
Mori Trust Sogo‡	48	67
Morinaga	1,900	96
Morinaga Milk Industry	1,800	81

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Morita Holdings	1,800	$34
MOS Food Services	1,600	49
MS&AD Insurance Group Holdings	37,600	1,273
Murata Manufacturing	3,300	443
Musashi Seimitsu Industry	1,200	38
Musashino Bank	1,500	50
Nabtesco	1,900	73
Nachi-Fujikoshi	9,000	60
Nagaileben	1,500	38
Nagase	5,600	101
Nagatanien Holdings	1,000	13
Nagoya Railroad	3,200	81
Nakanishi	1,200	63
Namco Bandai Holdings	31,200	1,021
Namura Shipbuilding	2,000	12
Nankai Electric Railway	5,200	129
NanoCarrier*	1,600	9
Nanto Bank	1,500	40
NEC	22,200	599
NEC Capital Solutions	100	2
NEC Networks & System Integration	1,400	37
NET One Systems	4,200	65
Neturen	1,100	12
Nexon*	3,300	96
NGK Insulators	4,400	83
NGK Spark Plug	2,800	68
NH Foods	10,000	244
NHK Spring	10,800	119
Nichias	6,000	80
Nichicon	2,500	33
Nichiden	400	8
Nichiha	1,400	59
NichiiGakkan	1,500	19
Nichi-iko Pharmaceutical	2,400	37
Nichirei	5,900	163
Nidec	4,100	574
Nifco	2,100	143
Nihon Chouzai	300	9
Nihon Kohden	97,700	2,267
Nihon M&A Center	3,300	157
Nihon Nohyaku	1,800	11
Nihon Parkerizing	5,000	84
Nihon Trim	200	9
Nihon Unisys	3,700	77
Nikkiso	2,800	31
Nikkon Holdings	2,800	79
Nikon	39,100	788

Description	Shares	Value (000)
Nintendo	1,900	$695
Nippo	3,000	70
Nippon Accommodations Fund‡	22	91
Nippon Building Fund‡	23	112
Nippon Ceramic	1,100	28
Nippon Chemi-Con	700	22
Nippon Denko	4,800	20
Nippon Densetsu Kogyo	1,800	39
Nippon Electric Glass	1,400	53
Nippon Express	1,400	93
Nippon Flour Mills	2,800	43
Nippon Gas	1,800	65
NIPPON Investment‡	19	55
Nippon Kanzai	600	11
Nippon Kayaku	7,000	104
Nippon Koei	500	16
Nippon Light Metal Holdings	30,400	87
Nippon Paint Holdings	2,800	89
Nippon Paper Industries	5,400	103
Nippon Parking Development	6,600	11
Nippon Prologis‡	31	66
Nippon Road	200	12
Nippon Seiki	2,500	54
Nippon Sheet Glass*	4,600	42
Nippon Shinyaku	2,500	187
Nippon Shokubai	1,300	88
Nippon Signal	7,400	79
Nippon Soda	6,000	40
Nippon Steel & Sumikin Bussan	800	49
Nippon Steel & Sumitomo Metal	12,800	328
Nippon Suisan Kaisha	61,300	320
Nippon Telegraph & Telephone	53,200	2,503
Nippon Television Holdings	31,220	535
Nippon Thompson	2,300	18
Nippon Yusen*	2,800	68
Nipro	6,900	102
Nishimatsu Construction	2,600	73
Nishimatsuya Chain	2,500	28
Nishi-Nippon Financial Holdings	7,000	84
Nishi-Nippon Railroad	3,000	81
Nishio Rent All	900	29
Nissan Chemical Industries*	7,200	287
Nissan Motor	48,100	480
Nissan Shatai	4,100	42
Nissha	1,800	52
Nisshin Oillio Group	1,400	42
Nisshin Seifun Group	3,400	69

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Nisshin Steel	2,500	$41
Nisshinbo Holdings	7,396	100
Nissin	600	17
Nissin Electric	2,600	30
Nissin Foods Holdings	1,000	73
Nissin Kogyo	2,000	40
Nitori Holdings	1,400	199
Nitta	1,200	46
Nittetsu Mining	200	15
Nitto Boseki	1,400	40
Nitto Denko	2,800	249
Nitto Kogyo	1,100	18
Nitto Kohki	600	15
Nittoku Engineering	1,600	68
Noevir Holdings	800	59
NOF	3,500	94
Nohmi Bosai	1,200	22
Nojima	1,400	33
NOK	1,700	40
Nomura	7,100	162
Nomura Holdings	160,500	948
Nomura Real Estate Holdings	2,400	54
Nomura Real Estate Master Fund‡	64	79
Nomura Research Institute	2,300	107
Noritake	500	25
Noritz	1,600	31
North Pacific Bank	14,600	49
NS Solutions	1,900	52
NS United Kaiun Kaisha*	500	12
NSD	2,200	47
NSK	6,500	102
NTN	21,000	104
NTT Data	101,000	1,200
NTT DOCOMO	23,500	555
NTT Urban Development	40,300	465
NuFlare Technology	200	12
Obara Group	600	41
Obayashi	89,700	1,087
Obic	2,960	218
OBIC Business Consultants	600	35
Odakyu Electric Railway	5,000	107
Ogaki Kyoritsu Bank	1,600	40
Ohsho Food Service	1,000	48
Oiles	700	14
Oita Bank	800	31
Oji Holdings	15,000	100
Okabe	1,100	11

Description	Shares	Value (000)
Okamoto Industries	3,000	$30
Okamura	3,400	50
Okasan Securities Group*	8,000	50
Oki Electric Industry	4,400	62
Okinawa Electric Power	1,920	50
OKUMA	1,200	80
Okumura	1,600	66
Okuwa	1,000	10
Olympus	68,800	2,638
Omron	80,500	4,801
OncoTherapy Science*	5,000	10
Ono Pharmaceutical	7,200	168
Onward Holdings	31,000	269
Open House	1,700	91
Optex Group	600	32
Oracle Japan*	700	58
Orient	21,900	35
Oriental Land	3,800	347
ORIX	22,300	378
Orix JREIT‡	129	179
Osaka Gas	6,400	123
Osaka Soda	800	20
Osaka Steel	1,000	21
OSAKA Titanium Technologies	700	13
Osaki Electric	1,500	11
OSG	3,800	82
OSJB Holdings	4,700	14
Otsuka	900	69
Otsuka Holdings	11,100	487
Outsourcing	4,000	73
Oyo	700	9
Pacific Industrial	2,400	37
Pacific Metals*	700	19
Pack	500	16
PAL GROUP Holdings	400	13
PALTAC	1,400	64
Panasonic	37,900	555
Paramount Bed Holdings	900	45
Parco	800	11
Park24	1,800	43
PC Depot	1,400	11
Penta-Ocean Construction	14,300	107
Pepper Food Service	700	31
PeptiDream*	3,600	124
Persol Holdings	9,100	228
Pigeon	6,000	229
Pilot	1,800	87

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Piolax	1,400	$42
Pioneer*	15,600	32
Plenus	1,000	22
Pola Orbis Holdings	1,600	56
Premier Investment‡	74	70
Press Kogyo	5,300	32
Pressance	2,000	27
Prestige International	2,000	26
Prima Meat Packers	7,000	51
Proto	600	9
Qol	600	11
Raito Kogyo	2,600	30
Rakuten*	15,200	139
Recruit Holdings	18,600	463
Relia	1,700	20
Relo Group	5,600	153
Renesas Electronics*	38,700	451
Rengo	9,100	66
Resona Holdings	240,740	1,439
Resorttrust	4,200	96
Ricoh	74,200	689
Ricoh Leasing	900	31
Riken	500	28
Riken Vitamin	300	12
Ringer Hut	1,100	25
Rinnai	600	54
Riso Kagaku	1,300	25
Rock Field	700	13
Rohm	1,600	177
Rohto Pharmaceutical	5,000	134
Rokko Butter	500	12
Roland DG	500	13
Round One	3,500	59
Royal Holdings	1,600	44
Ryobi	1,400	40
Ryohin Keikaku	800	249
Ryosan	1,300	50
Ryoyo Electro	800	15
S Foods	700	32
Sac’s Bar Holdings	800	10
Saeron Automotive	4,087	29
Saizeriya	1,500	50
Sakai Chemical Industry	600	16
Sakai Moving Service	500	25
Sakata INX	2,000	32
Sakata Seed	1,600	56
San-A, Cl A	1,000	48

Description	Shares	Value (000)
San-Ai Oil	2,800	$41
SanBio*	800	23
Sanden Holdings*	1,000	20
Sangetsu	3,300	61
San-In Godo Bank	7,700	74
Sanken Electric	6,000	43
Sanki Engineering	1,800	22
Sankyo	800	25
Sankyo Tateyama	800	12
Sankyu	2,600	112
Sanrio	2,600	44
Santen Pharmaceutical	6,200	97
Sanwa Holdings	10,300	142
Sanyo Chemical Industries	700	37
Sanyo Denki	400	29
Sanyo Special Steel	1,200	31
Sapporo Holdings	3,400	104
Sato Holdings	1,400	43
Sawai Pharmaceutical	3,700	166
SBI Holdings	3,500	73
SCREEN Holdings	2,100	172
SCSK	6,200	286
Secom	8,400	633
Sega Sammy Holdings	3,200	40
Seibu Holdings	3,600	68
Seikagaku	2,100	31
Seiko Epson	4,800	113
Seiko Holdings	1,600	47
Seino Holdings	6,800	108
Seiren	2,500	49
Sekisui Chemical	13,300	267
Sekisui House‡	50	58
Sekisui House	10,000	181
Sekisui House Residential Investment‡	55	55
Sekisui Jushi	2,200	45
Sekisui Plastics	1,000	13
Senko	14,200	103
Senshu Ikeda Holdings	13,300	49
Septeni Holdings	3,700	11
Seria	1,900	115
Seven & i Holdings	40,900	1,701
Seven Bank	10,700	37
Sharp*	2,500	86
Shibuya	800	33
Shiga Bank	12,000	61
Shikoku Bank	2,400	34
Shikoku Chemicals	2,000	32

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Shikoku Electric Power	8,600	$94
Shima Seiki Manufacturing	1,200	76
Shimachu	2,300	66
Shimadzu	4,300	98
Shimamura	400	44
Shimano	1,300	184
Shimizu	51,300	530
Shindengen Electric Manufacturing	400	32
Shin-Etsu Chemical	36,200	3,678
Shin-Etsu Polymer	1,700	19
Shinko Electric Industries	3,600	29
Shinko Plantech	1,300	14
Shinmaywa Industries	4,000	38
Shinnihon	1,300	11
Shinsei Bank	2,800	48
Shionogi	5,160	279
Ship Healthcare Holdings	2,400	80
Shiseido	12,400	600
Shizuoka Bank	9,000	93
Shizuoka Gas	2,800	24
SHO-BOND Holdings	2,600	185
Shochiku	600	102
Shoei Foods	500	21
Showa	2,400	30
Showa Denko	6,900	295
Showa Sangyo	1,200	31
Showa Shell Sekiyu	2,800	38
Siix	800	34
Sinko Industries	1,100	21
Sintokogio	1,700	22
SKY Perfect JSAT Holdings	7,800	36
Skylark	5,300	75
SMC	1,000	412
SMK	2,000	11
SMS*	1,700	54
Sodick	2,200	29
SoftBank Group	20,900	1,655
Sogo Medical	500	26
Sohgo Security Services	1,100	60
Sojitz	62,300	191
Sompo Holdings	20,100	778
Sony	21,700	978
Sony Financial Holdings	3,000	53
Sosei Group*	800	78
Sotetsu Holdings	3,800	100
Sparx Group*	5,200	14
Square Enix Holdings	4,400	209

Description	Shares	Value (000)
St. Marc Holdings	1,100	$30
Stanley Electric	2,400	97
Star Micronics	1,600	28
Start Today	3,300	100
Starts	1,600	42
Starzen	200	10
Stella Chemifa	400	13
Studio Alice	400	10
Sugi Holdings	1,900	97
SUMCO	3,800	97
Sumitomo	20,000	340
Sumitomo Bakelite	9,000	76
Sumitomo Chemical	66,200	476
Sumitomo Dainippon Pharma	16,200	241
Sumitomo Densetsu	600	13
Sumitomo Electric Industries	21,100	357
Sumitomo Forestry	6,900	123
Sumitomo Heavy Industries	2,000	85
Sumitomo Metal Mining	4,300	198
Sumitomo Mitsui Construction	8,440	47
Sumitomo Mitsui Financial Group	56,600	2,446
Sumitomo Mitsui Trust Holdings	11,700	464
Sumitomo Osaka Cement	19,000	92
Sumitomo Realty & Development	6,000	197
Sumitomo Riko	2,200	24
Sumitomo Rubber Industries	3,100	58
Sumitomo Seika Chemicals	400	22
Sumitomo Warehouse	7,000	51
Sun Frontier Fudousan	1,000	11
Sundrug	1,200	56
Suntory Beverage & Food	5,000	222
Suruga Bank	3,000	64
Suzuken	1,100	45
Suzuki Motor	5,800	336
Sysmex	2,620	206
Systena	700	22
T&D Holdings	8,900	152
Tachi-S, Cl S	1,800	33
Tadano	5,200	86
Taihei Dengyo Kaisha	1,000	26
Taiheiyo Cement	2,000	86
Taiho Kogyo, Cl A	700	10
Taikisha	1,400	47
Taisei	3,400	169
Taisho Pharmaceutical Holdings	500	40
Taiyo Holdings	900	40
Taiyo Nippon Sanso*	2,800	39

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Taiyo Yuden	5,500	$86
Takamatsu Construction Group	400	11
Takara Bio	2,600	36
Takara Holdings	8,300	97
Takara Leben	3,200	14
Takara Standard	2,100	34
Takasago International	700	23
Takasago Thermal Engineering	2,700	49
Takashimaya	5,000	53
Takeda Pharmaceutical	12,200	692
Takeuchi Manufacturing	1,800	43
Takuma	4,100	57
Tamron	600	13
Tanseisha	1,400	16
Tatsuta Electric Wire and Cable	1,700	14
TDK	4,100	327
TechnoPro Holdings	3,700	201
Teijin	3,300	74
Teikoku Sen-I, Cl I	800	16
Tekken	400	12
Tenma	1,000	20
Terumo	122,200	5,791
T-Gaia	1,100	26
THK	2,100	79
TIS	4,100	143
TKC	1,200	44
Toa	500	13
Toagosei	5,800	74
Tobu Railway	3,300	107
TOC	3,100	26
Tocalo	600	27
Tochigi Bank	5,300	21
Toda	11,000	88
Toei	400	40
Toei Animation	200	20
Toenec	400	12
Toho	2,000	69
Toho Bank	11,700	41
Toho Gas	1,400	38
Toho Holdings	2,500	57
Toho Titanium	1,400	15
Toho Zinc	600	33
Tohoku Electric Power	54,900	701
Tokai	800	18
Tokai Carbon	9,700	120
TOKAI Holdings	4,700	40
Tokai Rika	2,800	59

Description	Shares	Value (000)
Tokai Tokyo Financial Holdings	11,400	$74
Token	400	47
Tokio Marine Holdings	16,600	757
Tokushu Tokai Paper	300	11
Tokuyama	3,200	104
Tokyo Broadcasting System Holdings	2,000	50
Tokyo Century	2,100	102
Tokyo Dome	4,800	49
Tokyo Electric Power Holdings*	24,800	98
Tokyo Electron	3,500	634
Tokyo Gas	11,900	273
Tokyo Ohka Kogyo	1,900	82
Tokyo Seimitsu	2,000	79
Tokyo Steel Manufacturing	4,700	42
Tokyo Tatemono	3,100	42
Tokyo TY Financial Group	1,400	41
Tokyotokeiba	700	26
Tokyu‡	49	61
Tokyu	9,300	148
Tokyu Construction	4,500	44
Tokyu Fudosan Holdings	9,000	65
TOMONY Holdings	7,000	36
Tomy	4,500	61
Topcon	5,300	115
Toppan Forms	3,100	35
Toppan Printing	9,000	81
Topre	1,800	51
Topy Industries	800	25
Toray Industries	84,100	792
Toridoll Holdings	1,100	41
Torii Pharmaceutical	500	13
Tosei	1,200	12
Toshiba*	110,000	310
Toshiba Machine	7,000	52
Toshiba Plant Systems & Services	2,400	45
Toshiba TEC	7,000	44
Tosho	600	19
Tosoh	5,000	113
Totetsu Kogyo	1,400	46
TOTO	2,400	142
Towa Bank	2,000	27
Towa Pharmaceutical	500	27
Toyo Construction	4,300	25
Toyo Engineering	1,000	12
Toyo Ink SC Holdings	11,000	65
Toyo Kanetsu	300	12
Toyo Kohan	2,100	9

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Toyo Seikan Group Holdings	23,400	$377
Toyo Suisan Kaisha	8,400	359
Toyo Tanso	500	16
Toyo Tire & Rubber	5,400	112
Toyobo	4,500	82
Toyoda Gosei	1,100	28
Toyota Boshoku	3,600	75
Toyota Industries	3,300	212
Toyota Motor	80,900	5,179
Toyota Tsusho	3,600	145
TPR	1,200	40
Trancom	300	21
Transcosmos*	1,100	28
Trend Micro*	2,000	113
Trusco Nakayama	2,100	61
TS Tech	2,500	103
TSI Holdings	4,000	29
Tsubaki Nakashima	3,300	79
Tsubakimoto Chain	7,000	57
Tsugami	3,000	39
Tsukishima Kikai	1,700	23
Tsukuba Bank	3,100	11
Tsukui	2,100	19
Tsumura	3,000	100
Tsuruha Holdings	600	82
Tsurumi Manufacturing	600	11
TV Asahi Holdings	1,200	24
UACJ	1,700	44
Ube Industries	5,500	162
UKC Holdings	600	13
Ulvac	2,000	126
Unicharm	7,000	182
Union Tool	300	11
Unipres	2,100	57
UNITED	500	16
United Arrows	1,200	49
United Super Markets Holdings	2,900	29
United Urban Investment‡	52	75
Unitika*	2,500	18
Universal Entertainment	1,200	44
Unizo Holdings	900	24
Ushio	11,700	167
USS	3,800	80
UT Group*	2,200	64
V Technology	200	32
Valor Holdings	2,000	47
Vector*	1,000	15

Description	Shares	Value (000)
Vital KSK Holdings	1,200	$11
VT Holdings	3,200	16
Wacoal Holdings	2,500	79
Wacom*	7,300	40
Wakita	1,600	20
Warabeya Nichiyo Holdings	400	11
WATAMI	800	12
Welcia Holdings	2,300	100
West Japan Railway	23,500	1,715
Wowow	100	3
W-Scope	1,300	27
Xebio Holdings	1,400	27
Yahagi Construction	1,200	10
Yahoo Japan	24,500	113
Yakult Honsha	1,500	113
Yakuodo	400	11
YAMABIKO	1,600	25
Yamada Denki	96,100	529
Yamagata Bank	1,600	35
Yamaguchi Financial Group	3,000	36
Yamaha	2,900	107
Yamaha Motor	4,600	151
Yamanashi Chuo Bank	8,000	35
Yamato Holdings	26,520	534
Yamato Kogyo	2,000	58
Yamazaki Baking	2,300	45
Yamazen	3,200	38
Yaoko	1,100	54
Yaskawa Electric	4,300	189
Yellow Hat	600	18
Yodogawa Steel Works	1,200	37
Yokogawa Bridge Holdings	1,300	30
Yokogawa Electric	3,900	75
Yokohama Reito	1,200	12
Yokohama Rubber	2,000	49
Yondoshi Holdings	700	19
Yonex	2,800	18
Yorozu	700	15
Yoshinoya Holdings	3,400	58
Yuasa Trading*	1,000	36
Yumeshin Holdings	1,500	14
Yurtec	2,100	18
Yushin Precision Equipment	400	11
Zenkoku Hosho	2,400	103
Zenrin	1,300	44
Zensho Holdings	4,900	84
Zeon	8,700	126

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
ZERIA Pharmaceutical	1,700	$33
ZIGExN*	1,400	11
Zojirushi	2,400	24

		214,058

Kenya — 0.0%
East African Breweries	70,678	163
Equity Group Holdings	275,700	106

		269

Luxembourg — 0.1%
O’Key Group GDR	54,998	137
RTL Group	577	46
Ternium ADR	46,079	1,457

		1,640

Malaysia — 0.3%
Allianz Malaysia	7,300	24
Brem Holding	213,616	58
Heineken Malaysia	10,000	47
Hong Leong Bank	17,900	75
Hong Leong Industries	5,500	13
Insas	330,800	76
K&N Kenanga Holdings*	85,500	12
KSL Holdings*	551,500	145
Lion Industries*	217,100	76
Malayan Banking	16,000	39
Malaysia Airports Holdings	85,700	186
Malaysian Pacific Industries	29,400	92
MISC	92,100	169
Nestle Malaysia	4,400	112
Padini Holdings	564,500	737
Petron Malaysia Refining & Marketing	121,500	406
Petronas Chemicals Group	286,200	545
Shell Refining Federation of Malaya*	63,000	254
Tenaga Nasional	108,400	409
Top Glove	123,100	243
Tropicana	47	—
Uchi Technologies	119,200	97
Unisem	1,138,600	1,027
ViTrox	67,000	103

		4,945

Mexico — 0.3%
Fomento Economico Mexicano ADR	6,877	646
Grupo Aeroportuario del Pacifico, Cl B	43,943	451
Grupo Elektra DE	6,636	237

Description	Shares	Value (000)
Grupo Financiero Banorte, Cl O	385,425	$2,117
Grupo Televisa ADR	18,213	340
Industrias Bachoco	58,034	277
Nemak (A)	452,510	328
Vitro	18,814	67

		4,463

Netherlands — 3.3%
Aalberts Industries	5,022	255
ABN AMRO Group (A)	7,166	231
Accell Group	1,190	33
Aegon	30,603	195
AerCap Holdings*	2,402	126
Akzo Nobel	62,341	5,462
Altice, Cl A*	8,630	91
AMG Advanced Metallurgical Group	1,376	69
APERAM	2,388	123
Arcadis	3,785	87
ArcelorMittal*	28,148	916
ASM International	2,389	162
ASML Holding	8,109	1,412
ASR Nederland	7,417	305
Basic-Fit* (A)	1,573	38
BE Semiconductor Industries	1,849	155
BinckBank	1,954	10
Boskalis Westminster	169,257	6,383
Brunel International	766	14
Coca-Cola European Partners	3,570	142
Corbion	2,960	96
Eurocommercial Properties‡	2,862	125
Euronext (A)	2,875	179
Flow Traders (A)	1,443	35
ForFarmers	816	10
Fugro*	103,946	1,620
Galapagos*	2,165	205
Gemalto	4,382	260
Heineken	18,375	1,916
Heineken Holding	1,999	198
IMCD Group	2,653	167
ING Groep	411,462	7,567
Intertrust (A)	3,412	64
Kendrion	579	28
Koninklijke Ahold Delhaize	55,263	1,216
Koninklijke BAM Groep	10,282	47
Koninklijke DSM	3,065	293
Koninklijke KPN	271,129	946
Koninklijke Philips	39,676	1,501
Koninklijke Volkerwessels	2,661	76

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Koninklijke Vopak	1,047	$46
NN Group	5,159	224
NSI‡	1,170	49
OCI*	3,700	93
Philips Lighting (A)	4,599	169
PostNL	20,980	103
Randstad Holding	63,431	3,900
Refresco Group (A)	2,721	65
Relx	157,359	3,618
Royal Dutch Shell, Cl A	24,014	801
SBM Offshore	185,175	3,260
SIF Holding	523	11
Takeaway.com* (A)	943	58
TKH Group	1,987	126
TomTom*	6,266	62
Unibail-Rodamco‡	1,757	442
Unilever	27,909	1,572
Vastned Retail‡	1,155	57
Wereldhave‡	2,081	100
Wessanen	3,888	80
Wolters Kluwer	5,105	266

		47,860

New Zealand — 0.2%
a2 Milk*	32,914	188
Air New Zealand	27,934	63
Argosy Property	42,827	33
Auckland International Airport	16,577	76
Chorus	21,743	65
Contact Energy	46,285	182
Fisher & Paykel Healthcare	9,137	93
Fletcher Building	12,176	66
Freightways	9,444	51
Genesis Energy	25,186	45
Goodman Property Trust‡	49,179	48
Infratil	22,938	54
Kiwi Property Group‡	71,972	71
Mercury NZ	14,657	35
Meridian Energy	24,236	50
Metlifecare	9,307	40
New Zealand Refining	7,242	14
Precinct Properties New Zealand‡	53,513	52
Ryman Healthcare	5,918	45
SKY Network Television	19,059	38
SKYCITY Entertainment Group	33,925	100
Spark New Zealand	192,661	496
Summerset Group Holdings	10,769	42
Trade Me Group	22,642	78

Description	Shares	Value (000)
Xero*	4,475	$100
Z Energy	18,164	98

		2,223

Norway — 0.8%
Akastor*	6,259	13
Aker, Cl A	1,293	63
Aker BP	5,086	125
Aker Solutions*	7,544	42
Atea	4,074	57
Austevoll Seafood	4,906	41
B2Holding	7,247	18
Bakkafrost P	14,668	621
Borr Drilling*	19,296	81
Borregaard	5,268	52
BW LPG* (A)	3,303	16
BW Offshore*	4,079	18
DNB	35,843	664
DNO*	32,542	38
Entra (A)	5,500	82
Europris (A)	9,027	37
Frontline	3,849	18
Gaming Innovation Group*	15,179	9
Gjensidige Forsikring	3,498	66
Golden Ocean Group*	3,874	31
Grieg Seafood	2,312	20
Hexagon Composites*	3,456	12
Hoegh LNG Holdings	2,572	20
IDEX*	20,459	13
Kongsberg Automotive*	22,873	33
Leroy Seafood Group	15,607	84
Marine Harvest*	7,136	121
Nordic Nanovector*	1,782	18
Nordic Semiconductor*	6,624	34
Norsk Hydro	23,380	178
Norway Royal Salmon	572	9
Norwegian Air Shuttle*	1,343	29
Norwegian Finans Holding*	5,293	59
Norwegian Property	7,924	10
Ocean Yield	1,825	15
Opera Software*	5,434	17
Orkla	13,256	141
Petroleum Geo-Services*	15,069	31
Protector Forsikring	3,416	37
REC Silicon*	90,910	15
Salmar	2,642	79
Sbanken (A)	3,864	38
Scatec Solar (A)	2,842	17

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Schibsted, Cl A	7,944	$227
Schibsted, Cl B	9,644	256
Selvaag Bolig	2,183	9
Songa Offshore*	6,193	45
SpareBank 1 Nord Norge	5,094	39
SpareBank 1 SMN	6,403	64
Statoil	44,943	958
Stolt-Nielsen	1,401	19
Storebrand	23,130	188
Subsea 7*	13,736	206
Telenor	12,690	272
TGS NOPEC Geophysical	5,102	121
Wallenius Wilhelmsen Logistics, Cl B*	5,325	39
XXL (A)	5,035	52
Yara International	133,854	6,142

		11,759

Panama — 0.0%
Avianca Holdings ADR	3,928	31

Peru — 0.2%
Cia de Minas Buenaventura ADR	24,430	344
Credicorp	9,200	1,908

		2,252

Philippines — 0.1%
Bloomberry Resorts*	1,080,300	236
Cebu Air	177,710	356
Energy Development	316,009	36
Lopez Holdings	910,100	102
Metro Retail Stores Group	612,000	48
Pepsi-Cola Products Philippines	214,000	9
San Miguel	144,580	323
San Miguel Pure Foods	3,390	36

		1,146

Poland — 0.4%
CD Projekt	57,197	1,594
Grupa Lotos	60,862	1,009
Jastrzebska Spolka Weglowa*	6,115	169
Polski Koncern Naftowy Orlen	64,848	1,975
Polskie Gornictwo Naftowe i Gazownictwo	242,424	438

		5,185

Portugal — 0.1%
Altri SGPS	3,105	19
Banco Comercial Portugues, Cl R*	501,953	165
Banco Espirito Santo* (B) (C)	46,916	—
Corticeira Amorim SGPS	1,669	21

Description	Shares	Value (000)
CTT-Correios de Portugal	7,572	$32
EDP-Energias de Portugal	38,650	134
Galp Energia	8,723	160
Jeronimo Martins	4,245	83
Mota-Engil SGPS	3,895	17
Navigator	11,556	59
NOS SGPS	13,416	88
REN — Redes Energeticas Nacionais SGPS	17,281	51
Semapa-Sociedade de Investimento e Gestao	862	18
Sonae SGPS	32,660	44

		891

Qatar — 0.2%
Barwa Real Estate	142,526	1,266
Mannai	745	12
Ooredoo QPSC	63,688	1,588
Qatar Islamic Bank SAQ	7,532	203
Qatar National Bank SAQ	10,797	376
United Development QSC	36,420	144

		3,589

Russia — 0.3%
Lukoil PJSC ADR	2,564	148
Magnitogorsk Iron & Steel Works PJSC GDR	28,651	279
PhosAgro PJSC GDR	31,204	451
Sberbank of Russia PJSC ADR	225,562	3,819
Sberbank of Russia PJSC ADR	418	7

		4,704

Singapore — 2.1%
Accordia Golf Trust	27,900	14
Ascendas‡	41,900	85
Ascendas Hospitality Trust‡	21,400	14
Ascott Residence Trust‡	64,800	59
Asian Pay Television Trust	72,100	32
Boustead Singapore	15,300	10
Bumitama Agri	19,400	11
Cache Logistics Trust‡	55,106	35
CapitaLand	44,100	116
CapitaLand Commercial Trust‡	44,774	65
CapitaLand Mall Trust‡	43,300	69
CapitaLand Retail China Trust‡	32,600	39
CDL Hospitality Trusts‡	42,400	54
China Aviation Oil Singapore	8,600	10
Chip Eng Seng	18,600	14
City Developments	6,900	64
ComfortDelGro	38,000	56

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
COSCO Shipping International Singapore*	45,000	$13
Dairy Farm International Holdings	16,800	132
DBS Group Holdings	291,134	5,410
ESR-REIT‡	35,342	15
Ezion Holdings*	129,800	15
Far East Hospitality Trust‡	30,900	17
First Real Estate Investment Trust‡	28,800	30
First Resources	29,700	42
Frasers Centrepoint Trust‡	30,000	50
Frasers Commercial Trust‡	35,994	40
Frasers Logistics & Industrial Trust‡	62,300	54
Genting Singapore	103,300	101
GL	194,600	123
Global Logistic Properties	45,700	115
Golden Agri-Resources	142,300	39
Great Eastern Holdings	38,100	788
Haw Par	29,112	247
Hongkong Land Holdings	555,100	3,909
Hutchison Port Holdings Trust, Cl U	95,600	40
Indofood Agri Resources	2,600	1
Japfa	23,900	9
Jardine Cycle & Carriage	1,733	53
Jardine Matheson Holdings	92,300	5,608
Jardine Strategic Holdings	3,600	142
Keppel	23,700	130
Keppel‡	94,700	89
Keppel DC‡	52,500	56
Keppel Infrastructure Trust	211,600	91
Lippo Malls Indonesia Retail Trust‡	97,300	29
M1	19,900	27
Manulife US‡	42,000	38
Mapletree Commercial Trust‡	94,300	114
Mapletree Greater China Commercial Trust‡	94,500	87
Mapletree Industrial Trust‡	69,400	105
Mapletree Logistics Trust‡	93,360	92
NetLink NBN Trust*	222,400	139
Noble Group*	54,580	8
OUE	18,200	25
OUE Hospitality Trust‡	55,400	35
Oversea-Chinese Banking	54,072	501
Parkway Life‡	20,000	45
QAF	5,100	4
Raffles Medical Group	43,200	36
RHT Health Trust	21,500	14
Riverstone Holdings	12,500	10
Sabana Shari’ah Compliant Industrial‡	34,300	10

Description	Shares	Value (000)
SATS	12,900	$50
Sembcorp Industries	14,500	33
Sembcorp Marine	38,300	52
Sheng Siong Group	19,400	13
SIIC Environment Holdings	29,800	11
Silverlake Axis	31,400	14
Singapore Airlines	9,400	75
Singapore Exchange	13,600	76
Singapore Post	74,200	69
Singapore Press Holdings	27,000	53
Singapore Technologies Engineering	26,300	64
Singapore Telecommunications	914,600	2,441
Soilbuild Business Space‡	28,000	14
SPH‡	38,400	30
Starhill Global‡	81,100	47
StarHub	9,600	20
Suntec‡	43,900	71
United Engineers	25,500	50
United Industrial	16,648	41
United Overseas Bank	393,918	7,791
UOL Group	8,985	60
Venture	13,900	213
Wilmar International	27,000	62
Wing Tai Holdings	24,600	42
Yangzijiang Shipbuilding Holdings	41,800	46
Yanlord Land Group	37,300	45
Yoma Strategic Holdings	59,500	24

		30,932

South Africa — 2.1%
Alviva Holdings	10,469	16
Anglo American	30,091	622
Anglo American Platinum*	13,174	376
Astral Foods	3,160	68
Bid	71,773	1,746
Bidvest Group	136,046	2,398
Capitec Bank Holdings	18,988	1,685
Cie Financiere Richemont	41,636	376
Exxaro Resources	4,777	63
FirstRand	380,708	2,069
Grindrod*	130,169	144
Kumba Iron Ore	25,303	775
MMI Holdings	87,990	149
Mondi	49,008	1,265
MTN Group	46,987	519
Murray & Roberts Holdings	129,650	127
Naspers, Cl N	13,787	3,846
Old Mutual	115,736	356

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Peregrine Holdings	189,232	$390
Sandown Capital Pty*	189,232	50
Sasol	111,050	3,843
Standard Bank Group	291,467	4,609
Telkom	136,525	531
Tiger Brands	108,110	4,020
Tsogo Sun Holdings	116,937	230
Wilson Bayly Holmes-Ovcon	9,970	125

		30,398

South Korea — 3.1%
CJ O Shopping	1,379	298
CKH Food & Health*	122,645	101
Coway	12,740	1,163
Dae Han Flour Mills	86	13
Daeyang Electric*	3,787	43
Dongyang E&P	10,103	117
GS Home Shopping	1,461	296
Hana Financial Group	15,071	701
Hankook Tire	25,911	1,318
Hite Jinro	14,163	319
Hyundai Elevator	6,399	325
Hyundai Motor	5,127	747
KT	17,542	496
Kwangju Bank	5,257	59
LG	10,469	890
LG Chemical	3,508	1,334
LG Display	945	26
LG Electronics	23,137	2,295
LG Innotek	713	97
LG Uplus	46,249	607
Lotte	2,631	160
LOTTE Himart	3,321	214
Lotte Shopping	2,054	382
Moorim Paper*	35,210	80
POSCO	5,514	1,710
POSCO ADR	73,400	5,734
S-1, Cl 1	4,511	451
Sam Young Electronics	1,907	23
Samsung Electronics	6,616	15,796
Samsung Fire & Marine Insurance	3,491	871
SeAH Holdings	225	32
Shinhan Financial Group	66,110	3,050
SK Hynix	53,294	3,811
SK Telecom	9,902	2,471
Tera Semicon	8,127	213
UIL	6,402	39

		46,282

Description	Shares	Value (000)
Spain — 1.7%
Abertis Infraestructuras	11,725	$261
Acciona	1,357	111
Acerinox	43,323	620
ACS Actividades de Construccion y Servicios	4,193	164
Aena SME (A)	1,143	232
Almirall	3,195	32
Amadeus IT Group, Cl A	75,953	5,477
Applus Services	7,178	97
Atresmedia de Medios de Comunicacion	4,549	47
Axiare Patrimonio SOCIMI‡	3,575	79
Banco Bilbao Vizcaya Argentaria	114,360	976
Banco de Sabadell	92,642	184
Banco Santander	1,253,945	8,242
Bankia	128,305	614
Bankinter	11,575	110
Bolsas y Mercados Espanoles SHMSF	4,006	128
CaixaBank	60,641	283
Cellnex Telecom (A)	7,647	196
Cia de Distribucion Integral Logista Holdings	2,099	48
CIE Automotive	2,964	86
Codere*	2,424	23
Construcciones y Auxiliar de Ferrocarriles	1,029	42
Distribuidora Internacional de Alimentacion	32,016	165
Ebro Foods	3,513	82
Enagas	3,897	112
Ence Energia y Celulosa	7,406	49
Endesa	5,438	116
Euskaltel (A)	4,421	36
Faes Farma	14,354	51
Ferrovial	8,527	195
Financiera Alba	582	33
Fomento de Construcciones y Contratas*	3,976	41
Gas Natural SDG	5,696	132
Gestamp Automocion* (A)	9,587	69
Global Dominion Access* (A)	2,132	11
Grifols	5,197	152
Grupo Catalana Occidente	1,907	84
Hispania Activos Inmobiliarios SOCIMI‡	5,992	113
Iberdrola	97,601	757
Indra Sistemas*	6,263	86

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Industria de Diseno Textil	18,735	$653
Inmobiliaria Colonial Socimi‡	14,853	148
International Consolidated Airlines Group	10,622	92
Lar Espana Real Estate Socimi‡	4,951	53
Liberbank*	114,772	61
Mapfre	18,908	61
Mediaset Espana Comunicacion	36,153	406
Melia Hotels International	5,755	80
Merlin Properties Socimi‡	17,849	242
Miquel y Costas & Miquel	572	25
Neinor Homes* (A)	4,233	93
NH Hotel Group	10,986	79
Obrascon Huarte Lain*	5,918	35
Papeles y Cartones de Europa	2,544	35
Pharma Mar*	9,923	30
Prosegur Cia de Seguridad	14,056	110
Realia Business*	8,256	11
Red Electrica	7,530	169
Repsol	20,600	364
Sacyr*	19,183	54
Saeta Yield	2,503	29
Siemens Gamesa Renewable Energy	3,582	49
Talgo (A)	5,020	26
Tecnicas Reunidas	1,714	54
Telefonica	77,827	759
Telepizza Group* (A)	4,776	27
Tubacex*	4,499	18
Unicaja Banco* (A)	43,080	68
Viscofan	12,116	800
Zardoya Otis	9,926	108

		25,075

Sweden — 1.4%
AAK	1,494	128
AcadeMedia* (A)	2,399	19
AF, Cl B	3,778	83
Ahlsell (A)	13,209	85
Alfa Laval	5,032	119
Alimak Group (A)	1,701	27
Arcam*	288	12
Arjo*	11,651	33
Assa Abloy, Cl B	97,859	2,033
Atlas Copco, Cl A	11,549	499
Atlas Copco, Cl B	6,603	253
Attendo (A)	5,472	58
Avanza Bank Holding	1,231	52
Axfood	5,606	108

Description	Shares	Value (000)
Bergman & Beving, Cl B	1,105	$12
Betsson	6,109	45
Bilia, Cl A	4,285	42
BillerudKorsnas	8,637	148
BioGaia, Cl B	824	33
Boliden	4,762	163
Bonava, Cl B	4,433	62
Bravida Holding (A)	9,344	62
Bufab	1,307	17
Bure Equity	2,535	30
Byggmax Group	3,223	22
Camurus*	670	11
Capio (A)	7,251	39
Castellum	12,733	214
Catena Media*	1,581	20
Cherry*	2,522	15
Clas Ohlson, Cl B	1,973	27
Cloetta, Cl B	11,083	40
Collector*	901	9
Com Hem Holding	7,457	114
D Carnegie, Cl B*	1,607	24
Dios Fastigheter	5,544	38
Dometic Group (A)	14,595	149
Dustin Group (A)	2,977	30
Elanders, Cl B	808	8
Electrolux	4,043	130
Elekta, Cl B	18,599	154
Eltel* (A)	6,171	22
Essity, Cl B*	71,424	2,029
Evolution Gaming Group (A)	1,023	72
Fabege	6,734	143
Fastighets Balder, Cl B*	4,997	134
Fingerprint Cards, Cl B	15,443	30
Getinge, Cl B	3,481	50
Granges	3,918	40
Gunnebo	1,909	8
Haldex*	2,147	23
Hansa Medical*	1,022	31
Hemfosa Fastigheter	8,219	110
Hennes & Mauritz, Cl B	16,005	330
Hexagon, Cl B	4,382	220
Hexpol	11,886	120
Hoist Finance (A)	3,722	42
Holmen, Cl B	2,561	136
Hufvudstaden, Cl A	5,701	91
Humana	1,453	10
Husqvarna, Cl B	7,257	69

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
ICA Gruppen	1,202	$44
Industrivarden, Cl C	2,909	72
Indutrade	4,450	121
Intrum Justitia	3,593	133
Investment Oresund	1,426	23
Investor, Cl B	7,682	350
Inwido	2,957	30
ITAB Shop Concept	1,376	9
JM	3,694	84
KappAhl	3,435	19
Kindred Group	11,004	158
Kinnevik	4,002	135
Klovern, Cl B	31,775	42
Kungsleden	10,543	76
L E Lundbergforetagen, Cl B	731	55
LeoVegas (A)	3,366	34
Lindab International	3,608	30
Loomis, Cl B	3,709	156
Lundin Petroleum*	3,250	74
Mekonomen	1,374	25
Millicom International Cellular	6,198	419
Modern Times Group, Cl B	12,164	511
Mycronic	3,321	34
NCC, Cl B	4,039	77
NetEnt*	9,260	64
New Wave Group, Cl B	1,968	13
Nibe Industrier, Cl B	17,310	166
Nobia	6,234	53
Nobina (A)	5,789	38
Nolato, Cl B	1,047	69
Nordax Group (A)	5,949	38
Nordea Bank	84,391	1,022
Oriflame Holding	2,008	83
Pandox, Cl B	3,864	75
Paradox Interactive	1,136	13
Peab	9,155	79
Probi	325	13
Ratos, Cl B	11,922	52
RaySearch Laboratories*	1,189	25
Recipharm, Cl B	2,366	29
Resurs Holding (A)	5,447	39
Rezidor Hotel Group	2,640	8
Saab, Cl B	3,256	158
Sandvik	71,951	1,260
SAS*	4,281	11
Scandi Standard	1,887	15
Scandic Hotels Group (A)	4,385	63

Description	Shares	Value (000)
Securitas, Cl B	5,281	$92
Skandinaviska Enskilda Banken, Cl A	25,652	301
Skanska, Cl B	5,817	121
SKF, Cl B	6,143	136
SkiStar	1,147	22
SSAB*	34,211	153
SSAB, Cl A*	10,992	60
Starbreeze*	11,079	11
Svenska Cellulosa, Cl B	30,638	316
Svenska Handelsbanken, Cl A	107,811	1,474
Sweco, Cl B	3,426	76
Swedbank, Cl A	15,269	368
Swedish Match	10,350	408
Swedish Orphan Biovitrum*	7,775	107
Tele2, Cl B	6,271	77
Telefonaktiebolaget LM Ericsson, Cl B	89,273	586
Telia	45,062	201
Thule Group (A)	5,327	120
Tobii*	4,961	21
Trelleborg, Cl B	12,240	284
Victoria Park, Cl B	3,607	13
Vitrolife	674	51
Volati	1,272	10
Volvo, Cl B	26,801	498
Wallenstam, Cl B	9,515	92
Wihlborgs Fastigheter	3,763	90

		20,662

Switzerland — 6.7%
ABB	31,623	848
Adecco Group	17,013	1,302
Allreal Holding	654	111
ALSO Holding	215	30
ams*	3,261	297
APG SGA	77	36
Arbonia*	1,881	31
Aryzta	4,654	185
Ascom Holding	1,936	50
Autoneum Holding	161	46
Bachem Holding, Cl B	214	34
Baloise Holding	835	130
Banque Cantonale Vaudoise	154	116
Barry Callebaut*	38	79
Basilea Pharmaceutica*	649	51
Bell Food Group	83	37
BKW	568	34
Bobst Group	447	59
Bossard Holding	308	73

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Bucher Industries	345	$140
Burckhardt Compression Holding	155	50
Burkhalter Holding	263	34
Cembra Money Bank	1,516	141
Chocoladefabriken Lindt & Sprungli	2	145
Chocoladefabriken Lindt & Sprungli PC	17	104
Cie Financiere Richemont	96,519	8,746
Clariant	3,721	104
Coca-Cola	3,115	102
Comet Holding	363	57
Conzzeta	73	76
COSMO Pharmaceuticals	360	54
Credit Suisse Group	41,683	745
Daetwyler Holding	425	82
DKSH Holding	3,743	327
dormakaba Holding	171	159
Dufry*	591	89
EFG International	4,680	49
Emmi	110	79
EMS-Chemie Holding	138	92
Feintool International Holding	78	9
Ferguson	4,278	308
Flughafen Zurich	1,007	230
Forbo Holding	63	97
Galenica* (A)	3,720	191
GAM Holding	7,820	126
Geberit	4,404	1,940
Georg Fischer	204	270
Givaudan	156	361
Gurit Holding	15	16
Helvetia Holding	529	298
Huber + Suhner	637	33
Idorsia*	6,038	157
Implenia	815	55
Inficon Holding	81	51
Intershop Holding	41	20
Julius Baer Group	3,793	232
Kardex	337	41
Komax Holding	201	66
Kudelski	1,932	24
Kuehne + Nagel International	8,207	1,453
LafargeHolcim*	99,757	5,625
Landis+Gyr Group*	1,747	138
LEM Holding	37	63
Leonteq*	489	32
Logitech International	30,857	1,042
Lonza Group	1,257	339
Meyer Burger Technology*	26,356	45

Description	Shares	Value (000)
Mobilezone Holding	854	$11
Mobimo Holding*	381	102
Molecular Partners*	442	12
Nestle	217,449	18,699
Novartis	191,359	16,182
OC Oerlikon	10,756	182
Orior	188	15
Panalpina Welttransport Holding	541	84
Pargesa Holding	651	56
Partners Group Holding	301	206
PSP Swiss Property	2,083	198
Rieter Holding	183	45
Roche Holding	44,743	11,318
Schindler Holding	349	79
Schindler Holding	709	163
Schmolz + Bickenbach*	18,207	16
Schweiter Technologies	53	69
SFS Group	880	102
SGS	91	237
Siegfried Holding	192	64
Sika	36	286
Sonova Holding	3,834	599
St. Galler Kantonalbank	142	71
Straumann Holding	177	125
Sulzer*	700	85
Sunrise Communications Group (A)	1,739	159
Swatch Group	941	72
Swatch Group BR	16,984	6,926
Swiss Life Holding	564	200
Swiss Prime Site	1,228	113
Swiss Re	5,409	507
Swisscom	439	233
Swissquote Group Holding	355	14
Tecan Group	561	117
Temenos Group	3,053	392
u-blox Holding	332	65
UBS Group	455,465	8,386
Valiant Holding	841	91
Valora Holding	148	49
VAT Group* (A)	1,009	150
Vifor Pharma	822	105
Vontobel Holding	1,210	76
VZ Holding	148	50
Ypsomed Holding	182	30
Zehnder Group	301	12
Zur Rose Group*	317	43
Zurich Insurance Group	9,924	3,020

		98,002

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Taiwan — 1.8%
AU Optronics ADR	603,609	$2,511
Chroma ATE	172,000	936
Delta Electronics	103,516	499
Largan Precision	10,000	1,351
PChome Online	86,587	399
Ruentex Industries	215,082	366
Taiwan Semiconductor Manufacturing ADR	396,424	15,719
Taiwan Semiconductor Manufacturing	350,000	2,699
Teco Electric and Machinery	730,387	699
United Microelectronics ADR	498,001	1,190
Yungtay Engineering	492,000	794

		27,163

Thailand — 0.9%
Advanced Information Technology	26,800	25
Airports of Thailand	1,180,100	2,462
Bangchak NVDR	160,900	201
Bangkok Bank	147,100	989
Bangkok Bank NVDR	21,200	131
Banpu NVDR	496,500	297
BEC World	472,300	190
CP ALL	1,023,100	2,417
Kasikornbank	46,200	339
KGI Securities Thailand NVDR	747,900	102
MFEC NVDR	160,200	24
PTT NVDR	219,600	2,965
PTT Global Chemical	103,200	269
PTT Global Chemical NVDR	395,300	1,031
Sansiri	1,538,500	103
Star Petroleum Refining NVDR	1,491,400	783
Syntec Construction NVDR	2,826,500	481
Thai Oil NVDR	249,500	792

		13,601

Turkey — 0.6%
Albaraka Turk Katilim Bankasi	44,267	18
Anadolu Cam Sanayii	44,656	31
Dogan Sirketler Grubu Holding*	1,398,951	321
Eregli Demir ve Celik Fabrikalari	712,468	1,883
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	20,606	63
KOC Holding	318,941	1,555
Torunlar Gayrimenkul Yatirim Ortakligi‡	460,682	405
Tupras Turkiye Petrol Rafinerileri	15,354	492
Turk Hava Yollari*	368,130	1,524
Turkiye Garanti Bankasi	821,950	2,325

Description	Shares	Value (000)
Turkiye Sise ve Cam Fabrikalari	421,191	$522
Ulker Biskuvi Sanayi	53,064	275

		9,414

United Arab Emirates — 0.1%
Aldar Properties PJSC	979,657	586
Emaar Properties PJSC	522,273	986
National Central Cooling PJSC	265,588	131

		1,703

United Kingdom — 15.0%
3i Group	109,745	1,353
888 Holdings	23,422	89
AA	30,247	70
Abcam	9,574	136
Acacia Mining	9,546	26
Admiral Group	29,062	786
Advanced Medical Solutions Group	10,453	45
Aggreko	303,089	3,269
Aldermore Group*	13,476	56
Allied Minds*	13,370	30
Amerisur Resources*	53,259	13
Anglo American	325,720	6,813
Antofagasta	47,989	651
AO World*	14,060	21
Arrow Global Group	8,590	46
Ascential	20,930	109
Ashmore Group	20,781	114
Ashtead Group	8,454	227
ASOS*	2,837	257
Associated British Foods	6,033	230
Assura‡	114,424	99
AstraZeneca	21,690	1,500
Auto Trader Group (A)	49,520	236
AVEVA Group	3,342	125
Aviva	67,870	464
B&M European Value Retail	43,017	246
Babcock International Group	3,756	36
BAE Systems	162,074	1,254
Balfour Beatty	35,443	142
Bank of Ireland Group*	11,295	97
Barclays	1,569,254	4,303
Barratt Developments	35,085	307
BBA Aviation	51,421	243
Beazley	26,649	192
Bellway	6,196	298
Berkeley Group Holdings	2,207	125
BGEO Group	8,665	416
BHP Billiton	321,199	6,602

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Biffa (A)	14,037	$50
Big Yellow Group‡	7,606	89
Blue Prism Group*	1,802	31
Bodycote	10,261	126
boohoo.com*	32,919	84
Booker Group	84,376	261
Bovis Homes Group	6,642	105
BP	581,978	4,107
Brewin Dolphin Holdings	15,759	83
British American Tobacco	37,450	2,536
British American Tobacco ADR	3,308	222
British Land‡	16,324	152
Britvic	13,565	149
BT Group, Cl A	144,935	532
BTG*	19,523	201
Bunzl	54,677	1,530
Burberry Group	7,327	177
Burford Capital	9,426	147
Cairn Energy*	30,803	89
Cairn Homes*	45,134	106
Capita	92,688	502
Capital & Counties Properties	37,563	162
Card Factory	16,784	67
Carnival	65,398	4,320
Centamin	54,789	117
Centrica	113,492	210
Chemring Group	18,662	46
Cineworld Group	10,477	85
Civitas Social Housing‡	10,035	15
Clinigen Group	5,927	82
Close Brothers Group	13,844	272
CMC Markets (A)	5,271	11
Cobham*	1,548,420	2,640
Compass Group	377,758	8,161
ConvaTec Group (A)	265,772	737
Conviviality	8,687	47
Costain Group	5,842	37
Countryside Properties (A)	18,292	87
Countrywide*	7,213	12
Crest Nicholson Holdings	13,231	97
CRH	3,314	119
Croda International	2,254	135
CVS Group	3,170	45
CYBG	43,723	201
Daily Mail & General Trust, Cl A	49,602	399
Dairy Crest Group	7,519	58
Dart Group	4,407	40

Description	Shares	Value (000)
DCC	10,289	$1,037
De La Rue	5,418	47
Debenhams	62,228	29
Dechra Pharmaceuticals	4,748	134
Derwent London‡	5,343	225
Devro	60,282	186
DFS Furniture	9,602	25
Diageo	357,173	13,141
Dialight*	996	7
Dialog Semiconductor*	3,938	123
Dignity	2,731	67
Diploma	6,481	109
Direct Line Insurance Group	23,644	122
Dixons Carphone	48,694	131
Domino’s Pizza Group	24,888	116
Drax Group	20,466	75
DS Smith	52,543	367
Dunelm Group	5,192	49
easyJet	24,055	476
EI Group*	25,883	49
Electrocomponents	22,984	194
Elementis	23,287	91
Elis*	11,038	301
EMIS Group	3,112	42
Empiric Student Property‡	25,834	32
EnQuest*	64,935	25
Equiniti Group (A)	18,712	72
Essentra	13,483	96
esure Group	16,869	57
Evraz	17,783	82
Experian	168,486	3,721
Faroe Petroleum*	12,437	18
Fenner	9,648	52
Ferrexpo	15,336	61
Fevertree Drinks	4,663	143
Firstgroup*	64,607	96
Forterra (A)	9,207	37
Fresnillo	3,858	74
G4S	267,135	963
Galliford Try	4,042	70
GB Group	6,324	37
Genus	3,115	106
GKN	29,494	127
GlaxoSmithKline	84,278	1,505
Glencore	398,214	2,097
Global Ports Investments GDR*	133,647	508
Globaltrans Investment GDR	40,160	377

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Go-Ahead Group	2,167	$44
Gocompare.Com Group	12,466	18
Grafton Group	11,482	124
Grainger	21,591	84
Great Portland Estates‡	15,439	144
Greencore Group	35,982	112
Greene King	16,492	124
Greggs	5,053	95
GVC Holdings*	53,053	663
Halfords Group	10,640	50
Halma	19,813	337
Hammerson‡	13,588	100
Hansteen Holdings‡	17,517	34
Hargreaves Lansdown	4,400	107
Hastings Group Holdings (A)	13,244	57
Hays	400,845	990
Helical	4,205	19
Hikma Pharmaceuticals	7,437	114
Hill & Smith Holdings	3,688	67
Hiscox	14,479	286
Hochschild Mining	11,971	43
HomeServe	110,610	1,209
Hon Hai Precision Industry GDR	143,541	908
Hostelworld Group (A)	4,521	23
Hotel Chocolat Group	2,456	12
Howden Joinery Group	32,681	206
HSBC Holdings	344,025	3,562
Hunting*	6,977	57
Hurricane Energy*	77,676	33
Ibstock (A)	19,158	69
IG Group Holdings	70,865	686
IMI	114,461	2,060
Imperial Brands	16,463	703
Inchcape	35,863	379
Indivior*	35,915	198
Informa	93,837	915
Inmarsat	23,899	158
InterContinental Hotels Group	3,131	199
Intermediate Capital Group	14,710	228
International Personal Finance	99,682	266
Intertek Group	37,864	2,653
Intu Properties‡	44,832	153
Investec	11,082	80
iomart Group	3,109	16
IQE*	40,510	75
ITE Group	13,661	34
ITV	424,090	948

Description	Shares	Value (000)
IWG	33,983	$118
J D Wetherspoon	4,480	76
J Sainsbury	27,697	90
Jackpotjoy*	2,897	32
JD Sports Fashion	23,200	105
John Laing Group (A)	19,757	78
John Menzies	4,386	40
John Wood Group	33,116	292
Johnson Matthey	3,264	136
Jupiter Fund Management	67,190	570
Just Eat*	73,520	775
Just Group	29,845	69
Kainos Group	2,707	12
KAZ Minerals*	12,346	149
KCOM Group	25,392	31
Keller Group	3,711	49
Kerry Group, Cl A	2,678	301
Keywords Studios	2,790	60
Kier Group	5,030	74
Kingfisher	37,134	169
Kingspan Group	7,851	343
Ladbrokes	72,794	179
Laird	24,385	45
Lancashire Holdings	10,620	98
Land Securities Group‡	12,890	175
Legal & General Group	100,465	371
Lloyds Banking Group	8,501,015	7,811
London Stock Exchange Group	5,284	271
LondonMetric Property‡	32,975	83
Lonmin*	12,070	14
Lookers	16,438	23
Luceco (A)	3,510	5
Lukoil PJSC ADR	4,112	235
Majestic Wine	2,479	15
Man Group	81,556	228
Marks & Spencer Group	27,922	119
Marshalls	10,387	64
Marston’s	34,963	53
McCarthy & Stone (A)	63,332	135
Mediclinic International	5,499	48
Meggitt	13,083	85
Melrose Industries	98,404	283
Merlin Entertainments (A)	245,180	1,201
Metro Bank*	3,886	188
Micro Focus International	1,907	65
Micro Focus International ADR*	5,456	183
Mitchells & Butlers	10,783	41

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Mitie Group	18,791	$49
Mondi	6,392	167
Moneysupermarket.com Group	90,377	435
Morgan Advanced Materials	14,553	66
N Brown Group	8,686	32
National Express Group	44,675	230
National Grid	80,436	951
NCC Group	12,432	39
NewRiver‡	14,334	65
NEX Group	97,460	798
Next	2,561	156
NMC Health	4,254	166
Non-Standard Finance (A)	105,590	102
Northgate	8,027	41
Nostrum Oil & Gas*	3,702	16
Ocado Group*	27,126	145
Old Mutual	83,566	261
On the Beach Group (A)	4,403	28
OneSavings Bank	10,554	59
Ophir Energy*	35,297	32
Oxford Instruments	2,830	33
Paddy Power Betfair	6,620	789
Pagegroup	37,649	238
Pan African Resources	86,747	16
Paragon Banking Group	14,346	95
Pearson	13,830	137
Pendragon	64,794	25
Pennon Group	20,250	214
Persimmon	5,355	198
Petra Diamonds*	25,399	27
Petrofac	18,514	127
Pets at Home Group	98,561	235
Phoenix Group Holdings	18,656	197
Photo-Me International	15,143	38
Playtech	34,334	399
Plus500	4,138	51
Polypipe Group	9,679	51
Premier Foods*	25,884	15
Premier Oil*	23,548	24
Primary Health Properties‡	29,439	47
Provident Financial	33,543	407
Prudential	113,865	2,929
Purplebricks Group*	10,473	59
PZ Cussons	16,517	72
QinetiQ Group	28,318	88
Randgold Resources	1,639	164
Rank Group	9,405	31

Description	Shares	Value (000)
Rathbone Brothers	2,551	$88
RDI‡	74,092	37
Reckitt Benckiser Group	88,015	8,222
Redde	16,074	38
Redrow	12,446	110
RELX	74,877	1,758
Renewi	39,435	55
Renishaw	1,926	136
Rentokil Initial	94,574	406
Restaurant Group	9,592	39
Restore	6,121	49
Rightmove	33,808	2,054
Rio Tinto	88,934	4,732
Rolls-Royce Holdings	245,683	2,811
Rotork	70,461	254
Royal Bank of Scotland Group*	60,500	227
Royal Dutch Shell, Cl A	86,703	2,903
Royal Dutch Shell, Cl B	314,213	10,641
Royal Mail	15,518	95
RPC Group	20,913	249
RPS Group	11,843	44
RSA Insurance Group	16,631	142
SafeCharge International Group	2,887	12
Safestore Holdings‡	10,995	74
Saga	59,448	101
Sage Group	18,747	202
Samsung Electronics GDR	4,860	5,822
Savills	7,536	101
Scapa Group	7,435	44
Schroder‡	14,710	12
Schroders	2,126	101
Segro‡	16,822	133
Senior	22,243	78
Serco Group*	400,181	534
Severn Trent	4,052	118
Shaftesbury‡	12,053	170
Shire	15,585	822
SIG	30,237	72
Sirius Minerals*	198,656	63
Sky*	36,326	496
Smart Metering Systems	3,366	40
Smith & Nephew	23,336	406
Smiths Group	78,907	1,587
Soco International	7,102	11
Softcat	6,095	43
SolGold*	30,651	12
Sophos Group (A)	14,715	113

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Sound Energy, Cl A*	34,244	$24
South32	5,924	16
Spectris	23,245	781
Spirax-Sarco Engineering	3,777	287
Spire Healthcare Group (A)	15,002	51
Sports Direct International*	11,796	60
SSE	16,844	300
SSP Group	149,892	1,382
St. James’s Place	35,811	593
St. Modwen Properties	10,025	55
Staffline Group	768	11
Stagecoach Group	125,004	278
Standard Chartered*	140,790	1,483
Standard Life Aberdeen	45,325	267
Standard Life Investment Property Income Trust‡	21,212	27
State Bank of India GDR	53,780	2,619
Stobart Group	16,271	62
Stock Spirits Group	8,523	31
SuperGroup	2,748	73
Synthomer	13,541	90
TalkTalk Telecom Group	26,648	55
Tate & Lyle	24,743	235
Taylor Wimpey	56,977	159
Ted Baker	1,694	62
Telecom Plus	3,257	53
Telford Homes	4,691	27
Telit Communications	5,676	11
Tesco	2,072,381	5,856
Thomas Cook Group	543,301	902
TP ICAP	29,200	210
Travis Perkins	267,094	5,651
Tritax Big Box‡	70,661	142
TUI	47,214	982
Tullow Oil*	70,259	196
UBM	19,972	201
UDG Healthcare	12,737	145
Ultra Electronics Holdings	4,154	76
Unilever	50,752	2,827
UNITE Group‡	11,718	127
United Utilities Group	11,659	131
Vectura Group*	30,948	49
Vedanta Resources	4,030	44
Vesuvius	11,153	88
Victoria*	6,230	70
Victrex	10,135	360
Virgin Money Holdings UK	14,963	57
Vodafone Group	569,187	1,806
Watkin Jones	7,565	22

Description	Shares	Value (000)
Weir Group	126,581	$3,629
WH Smith	32,619	1,033
Whitbread	3,190	172
William Hill	43,186	188
WM Morrison Supermarkets	38,173	113
Workspace Group‡	6,322	86
Worldpay Group (A)	92,707	534
WPP	346,794	6,279
ZPG (A)	14,387	64

		220,968

United States — 1.0%
Consumer Discretionary — 0.0%
SodaStream International*	948	67

Financials — 0.0%
Banco Bradesco ADR*	65,900	675

Industrials — 0.5%
Caesarstone*	1,222	27
Canadian National Railway	64,379	5,310
Copa Holdings, Cl A	13,300	1,783
Kornit Digital*	1,466	24

		7,144

Information Technology — 0.4%
CyberArk Software*	1,606	66
Genpact	12,433	394
InterXion Holding*	3,730	220
Ituran Location and Control	923	32
NXP Semiconductors*	5,859	686
Orbotech*	2,343	118
Wix.com*	1,702	98
Yandex, Cl A*	107,991	3,537

		5,151

Materials — 0.1%
Southern Copper	34,644	1,644

		14,681

Total Common Stock (Cost $1,196,460) (000)		1,413,165

PREFERRED STOCK (D) — 0.7%
Alpargatas	264,198	1,390
Banco Bradesco	44,847	458
Banco do Estado do Rio Grande do Sul	88,900	399
Bayerische Motoren Werke	924	83
Biotest	1,045	25
Draegerwerk & KGaA	522	45
FUCHS PETROLUB	1,216	65
Henkel & KGaA	3,002	397

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Description	Shares	Value (000)
Itau Unibanco Holding	157,700	$2,024
Itausa - Investimentos Itau	180,297	588
Petroleo Brasileiro	576,400	2,797
Porsche Automobil Holding	2,596	217
Randon Implementos e Participacoes	22,000	48
Sartorius	1,797	172
Schaeffler	2,461	44
Sixt	857	54
Volkswagen	8,170	1,632

Total Preferred Stock (Cost $9,083) (000)		10,438

EXCHANGE TRADED FUND — 0.0%
P2P Global Investments*	4,390	48

Total Exchange Traded Fund (Cost $43) (000)		48

	Number of Rights
RIGHTS — 0.0%
Cleanaway Waste Management, Expires 1/24/2018*	22,894	3
Faes Farma †*	14,354	2
Repsol†*	20,600	9
Transurban Group, Expires 1/22/2018*	2,710	2

Total Rights (Cost $—) (000)		16

SHORT-TERM INVESTMENT — 2.4%

	Shares
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.160% (E)	34,972,024	34,972

Total Short-Term Investment (Cost $34,972) (000)		34,972

Total Investments In Securities — 99.2% (Cost $1,240,558) (000)		$1,458,639

Percentages are based on net assets of $1,469,968 (000).

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Index E-MINI	214	Mar-2018	$21,537	$21,887	$350
S&P TSX 60 Index	14	Mar-2018	2,078	2,132	7

			$23,615	$24,019	$357

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Currently, expiration date is unavailable.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at December 31, 2017 was $10,316 (000) and represented 0.7% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2017, was $45,135 (000) and represented 3.1% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Currently, no stated interest rate.
(E)	The rate reported is the 7-day effective yield as of December 31, 2017.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of December 31, 2017, there in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$44,145	$—	$—	$44,145
Austria	2,914	—	—	2,914
Belgium	9,215	—	—	9,215
Brazil	25,534	—	—	25,534
Canada	66,257	—	—	66,257
Chile	4,346	—	—	4,346
China	31,534	1	—	31,535
Colombia	901	—	—	901
Czech Republic	470	—	—	470
Denmark	21,241	—	—	21,241
Egypt	—	99	—	99
Finland	11,892	—	—	11,892
France	93,712	—	—	93,712
Germany	82,009	—	—	82,009
Greece	3,716	—	—	3,716
Hong Kong	83,552	—	—	83,552
Hungary	1,749	—	—	1,749
India	38,246	—	—	38,246
Indonesia	8,825	—	—	8,825
Ireland	8,528	—	—	8,528
Israel	3,532	2,073	—	5,605
Italy	24,778	—	—	24,778
Japan	214,058	—	—	214,058
Kenya	269	—	—	269
Luxembourg	1,640	—	—	1,640
Malaysia	4,945	—	—	4,945
Mexico	4,463	—	—	4,463
Netherlands	47,860	—	—	47,860
New Zealand	2,223	—	—	2,223
Norway	11,759	—	—	11,759
Panama	31	—	—	31
Peru	2,252	—	—	2,252

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP International Equity Fund

Investments In Securities	Level 1	Level 2	Level 3^	Total
Philippines	$1,146	$—	$—	$1,146
Poland	5,185	—	—	5,185
Portugal	891	—	—	891
Qatar	144	3,445	—	3,589
Russia	4,704	—	—	4,704
Singapore	30,917	15	—	30,932
South Africa	30,398	—	—	30,398
South Korea	8,464	37,818	—	46,282
Spain	25,075	—	—	25,075
Sweden	20,662	—	—	20,662
Switzerland	98,002	—	—	98,002
Taiwan	27,163	—	—	27,163
Thailand	13,601	—	—	13,601
Turkey	9,414	—	—	9,414
United Arab Emirates	—	1,703	—	1,703
United Kingdom	220,968	—	—	220,968
United States	14,681	—	—	14,681

Total Common Stock	1,368,011	45,154	—	1,413,165

Preferred Stock	10,438	—	—	10,438
Exchange Traded Fund	48	—	—	48
Rights	11	5	—	16
Short-Term Investment	34,972	—	—	34,972

Total Investments in Securities	$1,413,480	$45,159	$—	$1,458,639

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$357	$—	$—	$357

Total Other Financial Instruments	$357	$—	$—	$357

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the year.

For the year ended December 31, 2017, securities with a total value of $2,785 (000) transferred from Level 2 to Level 1 as a result of fair valuation of foreign equity securities. For the year ended December 31, 2017, securities with a total value of $106 (000) transferred from Level 1 to Level 2. For the year ended December 31, 2017 there were no transfers in and out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)

CORPORATE OBLIGATIONS — 25.2%
Consumer Discretionary — 2.1%
21st Century Fox America
6.400%, 12/15/35	$973	$1,293
6.150%, 02/15/41	500	664
4.500%, 02/15/21	100	105
3.700%, 10/15/25	20	21
Amazon.com
4.800%, 12/05/34	300	352
3.875%, 08/22/37 (A)	100	106
American Honda Finance
2.600%, 11/16/22	50	50
2.450%, 09/24/20	100	100
1.950%, 07/20/20	45	45
1.700%, 02/22/19	25	25
Aptiv
3.150%, 11/19/20	100	102
Arcos Dorados Holdings
5.875%, 04/04/27 (A)	330	349
AutoNation
3.800%, 11/15/27	25	25
AutoZone
3.750%, 06/01/27	100	101
Bed Bath & Beyond
3.749%, 08/01/24	25	25
Block Financial
4.125%, 10/01/20	200	206
CBS
3.375%, 03/01/22	150	152
3.375%, 02/15/28	1,235	1,190
2.900%, 06/01/23 (A)	100	98
Charter Communications Operating
6.484%, 10/23/45	150	175
6.384%, 10/23/35	247	288

Description	Face Amount (000)(1)	Value (000)

5.375%, 05/01/47	536	$550
3.579%, 07/23/20	200	204
Cleveland Clinic Foundation
4.858%, 01/01/14	648	729
Comcast
4.400%, 08/15/35	100	109
4.250%, 01/15/33	500	545
4.049%, 11/01/52	427	437
4.000%, 08/15/47	200	209
3.375%, 02/15/25	125	128
3.150%, 03/01/26	50	50
3.150%, 02/15/28	1,668	1,673
2.750%, 03/01/23	100	101
Delphi
4.150%, 03/15/24	40	42
Diageo Investment
2.875%, 05/11/22	100	101
Discovery Communications
5.000%, 09/20/37	150	155
3.800%, 03/13/24	50	51
2.950%, 03/20/23	50	50
Dollar General
4.150%, 11/01/25	25	26
DR Horton
4.000%, 02/15/20	35	36
3.750%, 03/01/19	25	25
Expedia
4.500%, 08/15/24	100	105
Ford Motor
7.450%, 07/16/31	779	1,018
5.291%, 12/08/46	150	163
4.346%, 12/08/26	45	47
Ford Motor Credit
5.875%, 08/02/21	200	220
3.339%, 03/28/22	200	202
2.425%, 06/12/20	200	199
2.343%, 11/02/20	5,458	5,406
General Motors
6.750%, 04/01/46	250	315
5.150%, 04/01/38	1,585	1,690
General Motors Financial
4.300%, 07/13/25	100	104
4.000%, 01/15/25	100	103
4.000%, 10/06/26	50	51
3.700%, 05/09/23	100	102
3.100%, 01/15/19	100	100
2.450%, 11/06/20	812	806
2.350%, 10/04/19	50	50
Grupo Televisa
7.250%, 05/14/43 (MXN)	2,840	109
5.000%, 05/13/45	200	205
Hasbro
3.500%, 09/15/27	30	29
Home Depot
4.400%, 04/01/21	100	106
4.250%, 04/01/46	100	112

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

2.800%, 09/14/27	$50	$49
2.625%, 06/01/22	100	101
2.000%, 06/15/19	100	100
2.000%, 04/01/21	100	99
1.800%, 06/05/20	71	70
Lear
5.250%, 01/15/25	45	48
Lowe's
4.625%, 04/15/20	100	104
4.050%, 05/03/47	793	844
3.100%, 05/03/27	100	101
2.500%, 04/15/26	50	48
1.150%, 04/15/19	20	20
Macy's Retail Holdings
3.625%, 06/01/24	100	96
Magna International
3.625%, 06/15/24	50	52
Marriott International
3.125%, 10/15/21	100	101
McDonald's
4.450%, 03/01/47	150	163
3.500%, 03/01/27	100	103
3.375%, 05/26/25	100	103
2.750%, 12/09/20	20	20
NBCUniversal Media
4.375%, 04/01/21	100	106
Newell Brands
5.500%, 04/01/46	100	119
4.000%, 12/01/24	50	52
3.150%, 04/01/21	150	152
NIKE
2.375%, 11/01/26	200	191
Nordstrom
5.000%, 01/15/44	100	96
4.000%, 03/15/27	30	30
Omnicom Group
3.600%, 04/15/26	100	101
O'Reilly Automotive
3.550%, 03/15/26	50	51
Priceline Group
2.750%, 03/15/23	50	50
QVC
4.450%, 02/15/25	65	66
Scripps Networks Interactive
2.750%, 11/15/19	100	100
Starbucks
2.450%, 06/15/26	200	193
Target
4.000%, 07/01/42	200	207
Time Warner
4.875%, 03/15/20	100	105
4.750%, 03/29/21	100	107
3.600%, 07/15/25	100	100
2.100%, 06/01/19	100	100

Description	Face Amount (000)	Value (000)

Time Warner Cable
8.250%, 04/01/19	$200	$214
7.300%, 07/01/38	216	271
5.875%, 11/15/40	500	542
4.000%, 09/01/21	100	103
TJX
2.750%, 06/15/21	100	101
Toyota Motor Credit
4.250%, 01/11/21	100	105
2.750%, 05/17/21	100	101
2.250%, 10/18/23	50	49
2.100%, 01/17/19	150	150
1.550%, 10/18/19	2,986	2,960
USJ Acucar e Alcool
9.875%, 11/09/21 (A)	305	261
Viacom
6.875%, 04/30/36	100	114
4.375%, 03/15/43	216	187
3.450%, 10/04/26	150	143
Walt Disney
3.150%, 09/17/25	100	102
1.850%, 05/30/19	150	150
Wesleyan University
4.781%, 07/01/16	726	771
Whirlpool
4.000%, 03/01/24	60	63
Wyndham Worldwide
4.250%, 03/01/22	50	51

		32,521

Consumer Staples — 1.5%
Adecoagro
6.000%, 09/21/27 (A)	550	545
Altria Group
9.250%, 08/06/19	200	222
5.375%, 01/31/44	100	121
Anheuser-Busch InBev Finance
4.900%, 02/01/46	1,935	2,243
3.650%, 02/01/26	350	361
2.650%, 02/01/21	215	216
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	100	106
5.375%, 01/15/20	100	106
4.950%, 01/15/42	500	579
4.439%, 10/06/48	100	109
2.500%, 07/15/22	100	99
Archer-Daniels-Midland
3.750%, 09/15/47	100	102
BAT Capital
4.540%, 08/15/47 (A)	483	508
4.390%, 08/15/37 (A)	1,400	1,470
3.557%, 08/15/27 (A)	100	100
3.222%, 08/15/24 (A)	50	50
2.764%, 08/15/22 (A)	50	50
2.297%, 08/14/20 (A)	50	50

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Bunge Finance
3.250%, 08/15/26	$120	$114
3.000%, 09/25/22	30	30
Central American Bottling
5.750%, 01/31/27 (A)	195	205
Church & Dwight
2.450%, 08/01/22	100	99
CK Hutchison International 17
2.250%, 09/29/20 (A)	957	948
Clorox
3.500%, 12/15/24	50	52
Coca-Cola
3.300%, 09/01/21	100	103
2.875%, 10/27/25	50	50
2.550%, 06/01/26	50	49
2.450%, 11/01/20	50	50
1.875%, 10/27/20	50	50
Colgate-Palmolive
1.750%, 03/15/19	100	100
Constellation Brands
6.000%, 05/01/22	20	22
4.250%, 05/01/23	50	53
3.875%, 11/15/19	10	10
3.750%, 05/01/21	15	16
2.650%, 11/07/22	2,701	2,672
Costco Wholesale
1.700%, 12/15/19	100	99
CVS Health
5.125%, 07/20/45	200	229
3.875%, 07/20/25	120	124
2.875%, 06/01/26	50	48
2.125%, 06/01/21	50	49
CVS Pass-Through Trust
4.163%, 08/11/36 (A)	588	593
General Mills
5.650%, 02/15/19	100	104
Hershey
2.300%, 08/15/26	50	47
Ingredion
3.200%, 10/01/26	50	49
JM Smucker
2.500%, 03/15/20	100	100
Kellogg
4.000%, 12/15/20	100	105
3.400%, 11/15/27	25	25
Kimberly-Clark
2.750%, 02/15/26	100	99
Kraft Heinz Foods
5.000%, 06/04/42	150	161
3.950%, 07/15/25	150	155
3.500%, 07/15/22	200	204
2.000%, 07/02/18	735	735
Kroger
3.300%, 01/15/21	100	102
2.650%, 10/15/26	200	186

Description	Face Amount (000)	Value (000)

McCormick
3.150%, 08/15/24	$100	$101
Mead Johnson Nutrition
3.000%, 11/15/20	30	30
MHP
7.750%, 05/10/24 (A)	270	292
Molson Coors Brewing
4.200%, 07/15/46	200	204
1.450%, 07/15/19	25	25
Mondelez International
5.375%, 02/10/20	200	211
PepsiCo
3.600%, 03/01/24	100	105
3.450%, 10/06/46	200	194
3.000%, 10/15/27	50	50
2.850%, 02/24/26	100	99
2.375%, 10/06/26	200	190
2.000%, 04/15/21	50	50
Philip Morris International
4.500%, 03/26/20	100	105
3.375%, 08/11/25	100	102
2.500%, 11/02/22	100	99
1.875%, 02/25/21	200	196
Procter & Gamble
3.500%, 10/25/47	802	810
2.450%, 11/03/26	50	48
2.150%, 08/11/22	100	99
1.900%, 11/01/19	100	100
Reynolds American
8.125%, 06/23/19	100	108
4.450%, 06/12/25	150	160
2.300%, 06/12/18	3,807	3,812
Sysco
2.600%, 10/01/20	50	50
2.500%, 07/15/21	35	35
1.900%, 04/01/19	30	30
Tyson Foods
4.875%, 08/15/34	200	225
Unilever Capital
4.250%, 02/10/21	150	158
2.200%, 05/05/22	100	99
Walgreens Boots Alliance
3.450%, 06/01/26	165	163
2.700%, 11/18/19	100	101
Wal-Mart Stores
4.250%, 04/15/21	125	132
3.625%, 12/15/47	250	262
3.300%, 04/22/24	100	104
2.650%, 12/15/24	50	50
1.900%, 12/15/20	300	298

		23,771

Energy — 3.5%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47 (A)	1,501	1,544

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Anadarko Petroleum
6.950%, 06/15/19	$2,744	$2,914
6.600%, 03/15/46	200	257
6.450%, 09/15/36	633	775
Andeavor
4.500%, 04/01/48	519	525
3.800%, 04/01/28	670	671
Andeavor Logistics
5.200%, 12/01/47	150	156
3.500%, 12/01/22	25	25
Apache
3.250%, 04/15/22	100	101
Baker Hughes a GE
4.080%, 12/15/47 (A)	1,039	1,057
3.337%, 12/15/27 (A)	100	100
2.773%, 12/15/22 (A)	1,016	1,014
Boardwalk Pipelines
4.950%, 12/15/24	50	54
BP Capital Markets
3.561%, 11/01/21	200	208
2.500%, 11/06/22	250	248
2.237%, 05/10/19	100	100
2.112%, 09/16/21	100	99
1.676%, 05/03/19	20	20
Buckeye Partners
3.950%, 12/01/26	200	197
Canadian Natural Resources
6.450%, 06/30/33	186	227
5.900%, 02/01/18	495	497
4.950%, 06/01/47	459	514
3.850%, 06/01/27	100	102
2.950%, 01/15/23	1,256	1,250
Cenovus Energy
5.700%, 10/15/19	25	26
5.250%, 06/15/37	200	206
4.450%, 09/15/42	40	37
3.000%, 08/15/22	20	20
Chevron
2.954%, 05/16/26	50	50
2.566%, 05/16/23	50	50
2.355%, 12/05/22	150	149
2.193%, 11/15/19	90	90
2.100%, 05/16/21	50	49
1.961%, 03/03/20	50	50
1.561%, 05/16/19	50	50
Cimarex Energy
3.900%, 05/15/27	100	102
CNOOC Finance 2015 USA
3.500%, 05/05/25	200	202
Concho Resources
4.375%, 01/15/25	50	52
ConocoPhillips
6.500%, 02/01/39	300	420
4.200%, 03/15/21	40	42
Devon Energy
3.250%, 05/15/22	100	102

Description	Face Amount (000)	Value (000)

Ecopetrol
7.375%, 09/18/43	$200	$240
5.875%, 09/18/23	100	111
Emera US Finance
4.750%, 06/15/46	200	219
Enable Midstream Partners
2.400%, 05/15/19	50	50
Enbridge
4.000%, 10/01/23	576	600
3.700%, 07/15/27	1,769	1,776
Enbridge Energy Partners
5.875%, 10/15/25	100	113
Encana
3.900%, 11/15/21	50	51
Energy Transfer
6.625%, 10/15/36	1,179	1,358
6.125%, 12/15/45	150	163
4.500%, 11/01/23	100	103
4.200%, 04/15/27	200	199
EnLink Midstream Partners
5.450%, 06/01/47	150	159
2.700%, 04/01/19	800	799
Enterprise Products Operating
5.950%, 02/01/41	100	124
3.700%, 02/15/26	250	256
3.350%, 03/15/23	100	102
2.850%, 04/15/21	30	30
EOG Resources
3.150%, 04/01/25	100	99
2.625%, 03/15/23	100	99
Equities
3.900%, 10/01/27	1,013	1,007
3.000%, 10/01/22	2,008	1,987
ExxonMobil
4.114%, 03/01/46	150	168
3.043%, 03/01/26	50	51
2.726%, 03/01/23	35	35
2.709%, 03/06/25	150	149
2.222%, 03/01/21	20	20
1.708%, 03/01/19	50	50
Fermaca Enterprises
6.375%, 03/30/38 (A)	188	203
Halliburton
5.000%, 11/15/45	100	115
3.500%, 08/01/23	100	103
Hess
4.300%, 04/01/27	200	200
Husky Energy
4.000%, 04/15/24	100	104
KazMunayGas National JSC
5.750%, 04/19/47 (A)	690	735
Kinder Morgan
5.550%, 06/01/45	300	328
3.050%, 12/01/19	50	51

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Kinder Morgan Energy Partners
6.375%, 03/01/41	$150	$174
5.500%, 03/01/44	100	107
3.500%, 03/01/21	20	20
Magellan Midstream Partners
4.250%, 02/01/21	100	104
Marathon Petroleum
4.750%, 09/15/44	1,275	1,332
3.400%, 12/15/20	657	671
MPLX
5.200%, 03/01/47	200	219
4.125%, 03/01/27	65	67
4.000%, 02/15/25	25	26
National Oilwell Varco
2.600%, 12/01/22	100	98
Noble Energy
4.950%, 08/15/47	1,294	1,385
4.150%, 12/15/21	100	104
Occidental Petroleum
4.400%, 04/15/46	200	221
3.400%, 04/15/26	70	72
Odebrecht Drilling Norbe VIII/IX
6.350%, 12/01/21 (A) (G)	140	66
6.350% cash/7.350% PIK, 12/01/26 (A) (G)	165	78
Odebrecht Oil & Gas Finance
0.511%, 01/03/66 (A) (B) (G)	97	45
ONEOK
4.000%, 07/13/27	30	30
ONEOK Partners
6.850%, 10/15/37	603	752
3.375%, 10/01/22	100	101
Petrobras Global Finance BV
7.375%, 01/17/27	420	463
6.125%, 01/17/22	20	21
4.375%, 05/20/23	1,165	1,152
Petroleos de Venezuela
9.000%, 11/17/21 (C)	660	183
8.500%, 10/27/20 (A)	184	150
6.000%, 11/15/26 (A) (C)	385	84
5.375%, 04/12/27 (C)	365	85
Petroleos del Peru
4.750%, 06/19/32 (A)	935	945
Petroleos Mexicanos
8.000%, 05/03/19	250	267
6.875%, 08/04/26	50	57
6.750%, 09/21/47	1,518	1,585
6.625%, 06/15/35	410	438
6.500%, 03/13/27 (A)	930	1,017
6.500%, 06/02/41	350	360
6.375%, 02/04/21	50	54
6.375%, 01/23/45	190	191
5.625%, 01/23/46	1,019	943
5.500%, 02/04/19	30	31
5.500%, 01/21/21	2,962	3,143
5.500%, 06/27/44	160	147

Description	Face Amount (000)	Value (000)

4.875%, 01/24/22	$620	$646
4.625%, 09/21/23	200	206
3.500%, 07/23/20	100	101
3.500%, 01/30/23	455	445
Phillips 66
4.650%, 11/15/34	300	329
Phillips 66 Partners
3.605%, 02/15/25	25	25
Pioneer Natural Resources
3.450%, 01/15/21	100	102
Plains All American Pipeline
4.900%, 02/15/45	168	161
4.650%, 10/15/25	150	155
4.500%, 12/15/26	1,280	1,297
Sabine Pass Liquefaction
5.625%, 02/01/21	140	150
5.625%, 03/01/25	85	94
Shell International Finance
6.375%, 12/15/38	845	1,178
4.550%, 08/12/43	400	455
4.000%, 05/10/46	943	1,005
3.250%, 05/11/25	150	154
2.875%, 05/10/26	100	100
1.875%, 05/10/21	200	197
Sinopec Group Overseas Development
3.500%, 05/03/26 (A)	580	584
Spectra Energy Partners
3.500%, 03/15/25	100	100
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	705	714
Statoil
3.950%, 05/15/43	200	209
3.700%, 03/01/24	100	105
2.450%, 01/17/23	125	125
Stoneway Capital
10.000%, 03/01/27 (A)	330	351
Suncor Energy
6.500%, 06/15/38	150	203
Sunoco Logistics Partners Operations
4.400%, 04/01/21	100	104
Total Capital Canada
2.750%, 07/15/23	100	101
Total Capital International
2.700%, 01/25/23	100	101
TransCanada PipeLines
4.875%, 01/15/26	100	112
4.625%, 03/01/34	300	335
Valero Energy
9.375%, 03/15/19	29	31
3.650%, 03/15/25	100	103
Williams Partners
6.300%, 04/15/40	1,185	1,458

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

5.250%, 03/15/20	250	$264
3.600%, 03/15/22	100	102
YPF
16.500%, 05/09/22 (ARS) (A)	6,000	303

		55,502

Financials — 6.2%
Aflac
3.625%, 06/15/23	100	104
AIA Group
2.250%, 03/11/19 (A)	424	422
AIG Global Funding
1.950%, 10/18/19 (A)	1,400	1,388
Allstate
4.200%, 12/15/46	200	218
American Express
2.500%, 08/01/22	100	99
American Express Credit
2.700%, 03/03/22	100	100
2.375%, 05/26/20	100	100
2.250%, 05/05/21	100	99
2.200%, 03/03/20	100	100
American Financial Group
3.500%, 08/15/26	35	35
American International Group
4.700%, 07/10/35	200	221
4.500%, 07/16/44	461	496
3.875%, 01/15/35	200	201
Ameriprise Financial
5.300%, 03/15/20	100	106
Aon
5.000%, 09/30/20	100	106
Ares Capital
3.875%, 01/15/20	60	61
Assurant
4.000%, 03/15/23	74	76
Australia & New Zealand Banking Group NY
2.625%, 05/19/22	250	249
Banco BTG Pactual
5.500%, 01/31/23 (A)	490	489
Banco de Costa Rica
5.250%, 08/12/18 (A)	540	541
Banco Nacional de Costa Rica
5.875%, 04/25/21 (A)	460	479
4.875%, 11/01/18 (A)	550	553
Banco Santander
3.125%, 02/23/23	200	199
Bank of America
5.000%, 01/21/44	250	302
4.450%, 03/03/26	130	139
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	108
4.200%, 08/26/24	165	174

Description	Face Amount (000)(1)	Value (000)

4.183%, 11/25/27	250	$261
4.100%, 07/24/23	100	106
4.000%, 01/22/25	5,333	5,548
3.950%, 04/21/25	200	207
3.500%, 04/19/26	50	51
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/28 (A)	112	112
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	100
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23 (A)	2,268	2,274
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	200
2.503%, 10/21/22	100	99
2.250%, 04/21/20	250	250
2.151%, 11/09/20	100	100
Bank of Georgia JSC
11.000%, 06/01/20 (GEL) (A)	1,370	531
Bank of Montreal
2.100%, 12/12/19	65	65
2.100%, 06/15/20	100	99
Bank of New York Mellon
3.550%, 09/23/21	100	104
3.300%, 08/23/29	100	100
3.000%, 02/24/25	100	100
2.500%, 04/15/21	100	100
2.450%, 11/27/20	50	50
2.450%, 08/17/26	50	47
Bank of Nova Scotia
2.800%, 07/21/21	100	101
2.450%, 03/22/21	50	50
2.150%, 07/14/20	200	199
1.950%, 01/15/19	50	50
1.650%, 06/14/19	50	50
Barclays
4.375%, 01/12/26	200	208
2.875%, 06/08/20	250	251
Barrick North America Finance
4.400%, 05/30/21	37	39
BB&T
2.750%, 04/01/22	200	201
2.450%, 01/15/20	100	100
2.150%, 02/01/21	1,092	1,082
Berkshire Hathaway
3.125%, 03/15/26	200	202
Berkshire Hathaway Finance
4.300%, 05/15/43	200	224
1.300%, 08/15/19	35	34
BGEO Group JSC
6.000%, 07/26/23 (A)	550	571
BlackRock
5.000%, 12/10/19	100	105

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

BNP Paribas
3.500%, 11/16/27 (A)	$1,891	$1,882
2.375%, 05/21/20	200	200
BOC Aviation
3.875%, 04/27/26 (A)	200	201
Brighthouse Financial
3.700%, 06/22/27 (A)	50	49
Canadian Imperial Bank of Commerce
1.600%, 09/06/19	50	49
Capital One
1.650%, 02/05/18	2,642	2,642
Capital One Financial
3.750%, 07/28/26	100	100
3.300%, 10/30/24	100	99
3.200%, 02/05/25	50	50
3.050%, 03/09/22	150	151
2.450%, 04/24/19	100	100
Cboe Global Markets
1.950%, 06/28/19	30	30
Charles Schwab
4.450%, 07/22/20	100	105
Chubb INA Holdings
3.350%, 05/15/24	100	103
3.350%, 05/03/26	150	153
Citibank
2.125%, 10/20/20	2,588	2,563
Citigroup
8.125%, 07/15/39	250	400
4.450%, 09/29/27	896	949
4.400%, 06/10/25	1,040	1,098
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	108
4.125%, 07/25/28	85	88
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	200	207
3.750%, 06/16/24	100	104
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	101
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/28	200	201
3.500%, 05/15/23	100	102
3.300%, 04/27/25	100	101
2.900%, 12/08/21	100	101
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	3,295	3,278
2.750%, 04/25/22	100	100
2.650%, 10/26/20	100	100
2.500%, 07/29/19	100	100
2.400%, 02/18/20	100	100

Description	Face Amount (000)(1)	Value (000)

Citigroup Global Markets Holdings
24.750%, 03/03/21 (GHS) (A) (D) (H)	2,060	$539
21.603%, 02/01/18 (EGP) (A) (B) (H)	8,000	444
21.323%, 01/25/18 (EGP) (A) (B) (H)	11,800	657
19.533%, 03/08/18 (EGP) (A) (B) (H)	8,200	446
17.881%, 03/22/18 (EGP) (A) (B) (H)	15,800	856
17.332%, 04/12/18 (EGP) (A) (B) (H)	14,000	750
17.135%, 06/16/18 (NGN) (B) (H)	161,000	414
16.756%, 05/19/18 (NGN) (B) (H)	153,000	400
Citizens Bank
2.200%, 05/26/20	250	248
Citizens Financial Group
2.375%, 07/28/21	30	30
CME Group
3.000%, 03/15/25	150	152
CNA Financial
5.875%, 08/15/20	100	108
Comerica
2.125%, 05/23/19	50	50
Cooperatieve Rabobank UA
3.375%, 05/21/25	250	257
2.250%, 01/14/20	250	250
Credit Agricole
3.250%, 10/04/24(A)	1,371	1,362
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45	250	288
3.125%, 12/10/20	250	253
Credit Suisse New York
3.625%, 09/09/24	250	259
Deutsche Bank
3.700%, 05/30/24	85	86
2.950%, 08/20/20	100	100
Deutsche Bank NY
2.700%, 07/13/20	150	149
Discover Bank
3.100%, 06/04/20	250	253
Discover Financial Services
4.100%, 02/09/27	40	41
Fibria Overseas Finance
5.500%, 01/17/27	25	27
Fifth Third Bancorp
2.875%, 07/27/20	250	253
First Republic Bank
4.625%, 02/13/47	200	214
FMS Wertmanagement AoeR
1.375%, 06/08/21	200	194

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

FS Investment
4.250%, 01/15/20	$30	$31
Goldman Sachs Group
6.750%, 10/01/37	200	268
5.150%, 05/22/45	350	406
4.750%, 10/21/45	662	758
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/38	150	154
3.750%, 05/22/25	100	103
3.750%, 02/25/26	250	257
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	168
3.625%, 01/22/23	1,200	1,240
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	75
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	99
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	100	100
2.750%, 09/15/20	75	75
2.625%, 04/25/21	100	100
2.600%, 04/23/20	100	100
2.600%, 12/27/20	100	100
2.550%, 10/23/19	200	200
2.350%, 11/15/21	45	44
2.300%, 12/13/19	85	85
Hanover Insurance Group
4.500%, 04/15/26	100	104
HSBC Finance
6.676%, 01/15/21	29	32
HSBC Holdings
6.500%, 09/15/37	250	329
4.250%, 08/18/25	200	207
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/28	1,819	1,896
4.000%, 03/30/22	100	105
3.600%, 05/25/23	200	206
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/23	2,686	2,723
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/23	2,562	2,567
2.950%, 05/25/21	200	201
Industrial & Commercial Bank of China
2.905%, 11/13/20	250	249
Intercontinental Exchange
4.000%, 10/15/23	150	159
Jefferies Group
6.875%, 04/15/21	100	112

Description	Face Amount (000)(1)	Value (000)

JPMorgan Chase
5.600%, 07/15/41	250	$322
4.350%, 08/15/21	250	265
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/48	709	767
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	1,354	1,398
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	725	745
3.625%, 05/13/24	100	104
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	200	203
3.300%, 04/01/26	100	101
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	161
3.200%, 06/15/26	100	100
3.125%, 01/23/25	150	151
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	75
2.750%, 06/23/20	300	303
2.700%, 05/18/23	100	99
2.550%, 10/29/20	180	181
2.400%, 06/07/21	50	50
JPMorgan Chase Bank
8.375%, 03/17/34 (IDR) (A) (H)	3,000,000	247
KeyBank
2.400%, 06/09/22	250	247
KeyCorp
5.100%, 03/24/21	150	162
KFW
2.500%, 11/20/24	650	649
1.875%, 06/30/20	200	199
1.875%, 11/30/20	200	198
1.250%, 09/30/19	150	148
1.000%, 07/15/19	100	99
Landwirtschaftliche Rentenbank
2.500%, 11/15/27	150	148
1.750%, 04/15/19	100	100
Lazard Group
3.750%, 02/13/25	50	51
Lima Metro Line 2 Finance
5.875%, 07/05/34 (A)	790	854
Lincoln National
3.625%, 12/12/26	100	102
Lloyds Banking Group
4.582%, 12/10/25	200	210
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/23	200	198
Loews
2.625%, 05/15/23	100	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Markel
3.500%, 11/01/27	$50	$50
Marsh & McLennan
2.750%, 01/30/22	30	30
2.350%, 09/10/19	75	75
MetLife
6.400%, 12/15/36	300	345
3.600%, 04/10/24	100	105
3.600%, 11/13/25	50	52
Mitsubishi UFJ Financial Group
3.850%, 03/01/26	200	207
3.287%, 07/25/27	50	50
2.665%, 07/25/22	50	49
Mizuho Financial Group
2.601%, 09/11/22	200	197
Moody's
2.750%, 07/15/19	100	101
Morgan Stanley
6.375%, 07/24/42	200	278
4.875%, 11/01/22	100	108
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	1,479	1,532
3.875%, 01/27/26	200	208
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	151
3.125%, 07/27/26	1,836	1,811
2.800%, 06/16/20	100	101
2.650%, 01/27/20	100	100
2.375%, 07/23/19	550	551
MUFG Americas Holdings
3.000%, 02/10/25	200	197
Nasdaq
3.850%, 06/30/26	150	154
National Australia Bank
2.625%, 01/14/21	250	251
National Rural Utilities Cooperative Finance
2.700%, 02/15/23	100	100
New York Life Global Funding
1.950%, 09/28/20 (A)	2,487	2,461
Northern Trust
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	63
Oesterreichische Kontrollbank
1.875%, 01/20/21	150	148
ORIX
2.900%, 07/18/22	30	30
PNC Bank
2.450%, 07/28/22	250	248
2.400%, 10/18/19	250	250
1.450%, 07/29/19	250	247
Pricoa Global Funding I
1.900%, 09/21/18 (A)	736	736

Description	Face Amount (000)(1)	Value (000)

Principal Financial Group
3.400%, 05/15/25	100	$101
Private Export Funding
2.250%, 03/15/20	200	200
Progressive
4.125%, 04/15/47	100	108
Prudential Financial
4.600%, 05/15/44	200	227
Regions Financial
3.200%, 02/08/21	50	51
2.750%, 08/14/22	50	50
Royal Bank of Canada
2.150%, 03/15/19	200	200
2.150%, 10/26/20	3,396	3,374
1.875%, 02/05/20	250	248
1.625%, 04/15/19	150	149
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/23	200	200
S&P Global
4.000%, 06/15/25	100	105
Santander Holdings USA
4.400%, 07/13/27 (A)	25	26
2.700%, 05/24/19	50	50
2.650%, 04/17/20	100	100
Santander UK
2.375%, 03/16/20	100	100
Santander UK Group Holdings
3.125%, 01/08/21	100	101
Standard Chartered Bank
11.000%, 08/05/24 (LKR) (A) (H)	69,000	470
11.000%, 08/05/25 (LKR) (A) (H)	79,000	538
10.750%, 03/03/21 (LKR) (A) (H)	132,000	882
8.250%, 05/19/36 (IDR) (A) (H)	13,160,000	1,082
7.610%, 05/13/30 (INR) (A) (D) (H)	24,000	375
Sumitomo Mitsui Financial Group
3.784%, 03/09/26	50	52
3.446%, 01/11/27	50	50
3.364%, 07/12/27	100	100
2.934%, 03/09/21	250	252
2.846%, 01/11/22	50	50
2.784%, 07/12/22	50	50
2.778%, 10/18/22	50	50
SunTrust Banks
2.900%, 03/03/21	50	51
2.700%, 01/27/22	150	150
2.500%, 05/01/19	50	50
Svensk Exportkredit
1.125%, 08/28/19	200	197
Svenska Handelsbanken
1.950%, 09/08/20	250	247

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Synchrony Financial
4.500%, 07/23/25	$100	$104
3.000%, 08/15/19	100	101
TC Ziraat Bankasi
5.125%, 05/03/22 (A)	200	198
TD Ameritrade Holding
3.300%, 04/01/27	30	30
Toronto-Dominion Bank
2.125%, 07/02/19	100	100
2.125%, 04/07/21	50	50
1.950%, 04/02/20 (A)	473	469
1.900%, 10/24/19	100	99
1.800%, 07/13/21	100	98
Travelers
3.900%, 11/01/20	100	104
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+4.220%, 05/24/27 (A)	510	509
UBS
2.450%, 12/01/20 (A)	2,170	2,163
2.350%, 03/26/20	250	250
Unum Group
4.000%, 03/15/24	50	52
US Bancorp
2.375%, 07/22/26	250	235
Voya Financial
3.125%, 07/15/24	50	50
Wells Fargo
4.900%, 11/17/45	714	808
4.750%, 12/07/46	454	507
4.650%, 11/04/44	350	382
4.125%, 08/15/23	200	211
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/28	325	331
3.550%, 09/29/25	100	103
3.000%, 01/22/21	100	102
3.000%, 02/19/25	100	99
3.000%, 04/22/26	100	98
3.000%, 10/23/26	250	245
2.625%, 07/22/22	1,351	1,344
2.550%, 12/07/20	85	85
Wells Fargo Bank
2.150%, 12/06/19	250	250
Westpac Banking
2.700%, 08/19/26	100	96
2.600%, 11/23/20	150	151
2.250%, 01/17/19	100	100
2.000%, 08/19/21	50	49
1.600%, 08/19/19	100	99
Willis North America
3.600%, 05/15/24	50	51
XLIT
5.750%, 10/01/21	74	81

		98,746

Description	Face Amount (000)	Value (000)

Health Care — 2.0%
Abbott Laboratories
4.900%, 11/30/46	$200	$229
3.400%, 11/30/23	50	51
2.900%, 11/30/21	2,837	2,870
2.800%, 09/15/20	150	151
2.350%, 11/22/19	70	70
AbbVie
4.700%, 05/14/45	200	224
4.500%, 05/14/35	200	220
4.300%, 05/14/36	276	296
3.200%, 11/06/22	100	101
2.900%, 11/06/22	6,434	6,453
2.850%, 05/14/23	50	50
2.500%, 05/14/20	1,757	1,762
2.300%, 05/14/21	50	50
Aetna
2.800%, 06/15/23	25	25
2.750%, 11/15/22	150	148
Agilent Technologies
3.050%, 09/22/26	65	63
Allergan Funding SCS
4.550%, 03/15/35	300	318
3.800%, 03/15/25	190	193
AmerisourceBergen
3.400%, 05/15/24	100	102
Amgen
4.563%, 06/15/48	300	335
2.200%, 05/11/20	1,757	1,747
2.125%, 05/01/20	200	199
1.850%, 08/19/21	200	195
Anthem
3.650%, 12/01/27	65	66
3.350%, 12/01/24	150	152
3.300%, 01/15/23	200	203
AstraZeneca
2.375%, 11/16/20	150	150
2.375%, 06/12/22	100	99
1.950%, 09/18/19	100	99
Baxalta
3.600%, 06/23/22	100	102
Baxter International
2.600%, 08/15/26	100	95
Becton Dickinson
4.685%, 12/15/44	200	219
4.669%, 06/06/47	131	142
3.700%, 06/06/27	50	50
3.000%, 05/15/26 (G)	50	49
2.404%, 06/05/20	20	20
Biogen
3.625%, 09/15/22	100	104
Boston Scientific
3.375%, 05/15/22	100	101
2.850%, 05/15/20	100	101
Bristol-Myers Squibb
2.000%, 08/01/22	100	98

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Cardinal Health
3.200%, 03/15/23	$100	$100
3.079%, 06/15/24	150	148
Celgene
5.000%, 08/15/45	250	284
3.875%, 08/15/25	100	103
Cigna
4.000%, 02/15/22	100	105
3.875%, 10/15/47	100	100
Danaher
3.350%, 09/15/25	30	31
Eli Lilly
3.100%, 05/15/27	49	50
2.350%, 05/15/22	100	99
Express Scripts Holding
4.800%, 07/15/46	200	213
4.750%, 11/15/21	100	106
Gilead Sciences
4.750%, 03/01/46	1,184	1,370
4.600%, 09/01/35	400	451
4.000%, 09/01/36	206	218
2.550%, 09/01/20	150	151
2.500%, 09/01/23	35	34
2.350%, 02/01/20	20	20
1.950%, 03/01/22	15	15
GlaxoSmithKline Capital
2.850%, 05/08/22	100	102
2.800%, 03/18/23	125	126
Humana
4.950%, 10/01/44	200	230
Johnson & Johnson
3.625%, 03/03/37	150	158
3.400%, 01/15/38	1,831	1,875
2.900%, 01/15/28	150	150
2.625%, 01/15/25	100	100
2.450%, 12/05/21	100	101
2.450%, 03/01/26	200	195
Kaiser Foundation Hospitals
3.150%, 05/01/27	25	25
Laboratory Corp of America Holdings
3.250%, 09/01/24	100	100
2.625%, 02/01/20	100	100
McKesson
4.750%, 03/01/21	100	106
2.284%, 03/15/19	100	100
Medtronic
4.625%, 03/15/45	200	233
4.375%, 03/15/35	200	226
2.750%, 04/01/23	100	100
2.500%, 03/15/20	150	151
Merck
2.750%, 02/10/25	200	199
1.850%, 02/10/20	150	149

Description	Face Amount (000)	Value (000)

Mylan
5.250%, 06/15/46	$200	$219
3.750%, 12/15/20	100	102
New York and Presbyterian Hospital
4.763%, 08/01/16	669	712
Novartis Capital
3.400%, 05/06/24	100	104
3.000%, 11/20/25	50	50
2.400%, 05/17/22	50	50
1.800%, 02/14/20	25	25
Novartis Securities Investment
5.125%, 02/10/19	100	103
Partners Healthcare System
3.765%, 07/01/48	466	463
Pfizer
5.200%, 08/12/20	100	108
4.000%, 12/15/36	250	274
3.000%, 06/15/23	100	102
Quest Diagnostics
2.500%, 03/30/20	150	150
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	60	59
2.875%, 09/23/23	50	49
1.900%, 09/23/19	100	99
Stryker
4.625%, 03/15/46	100	114
3.500%, 03/15/26	25	26
3.375%, 11/01/25	50	51
2.000%, 03/08/19	30	30
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46	200	152
2.800%, 07/21/23	215	187
1.700%, 07/19/19	20	20
Thermo Fisher Scientific
3.600%, 08/15/21	100	104
3.200%, 08/15/27	100	99
2.950%, 09/19/26	30	29
UnitedHealth Group
4.625%, 07/15/35	200	233
4.250%, 04/15/47	100	110
3.750%, 07/15/25	50	53
2.950%, 10/15/27	150	150
2.875%, 03/15/22	100	101
2.300%, 12/15/19	50	50
1.950%, 10/15/20	1,252	1,240
Zimmer Biomet Holdings
3.550%, 04/01/25	150	150
Zoetis
3.250%, 02/01/23	50	51
3.000%, 09/12/27	50	49

		31,494

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Industrials — 2.8%
3M
1.625%, 06/15/19	$100	$100
AerCap Ireland Capital
4.625%, 10/30/20	225	236
4.500%, 05/15/21	4,617	4,849
3.750%, 05/15/19	175	177
Air Lease
3.375%, 01/15/19	150	151
2.125%, 01/15/20	50	50
Allegion US Holding
3.550%, 10/01/27	50	49
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/23	146	155
Boeing
2.350%, 10/30/21	150	151
2.125%, 03/01/22	50	49
Burlington Northern Santa Fe
4.900%, 04/01/44	200	240
3.750%, 04/01/24	200	212
3.050%, 03/15/22	100	102
Canadian National Railway
5.550%, 03/01/19	100	104
Canadian Pacific Railway
2.900%, 02/01/25	100	99
Caterpillar
5.200%, 05/27/41	100	126
3.900%, 05/27/21	50	53
3.400%, 05/15/24	100	104
Caterpillar Financial Services
2.550%, 11/29/22	2,324	2,317
1.350%, 05/18/19	200	198
Cintas No. 2
3.700%, 04/01/27	200	208
CNH Industrial Capital
4.875%, 04/01/21	10	11
4.375%, 11/06/20	15	16
4.375%, 04/05/22	10	10
3.875%, 10/15/21	10	10
3.375%, 07/15/19	10	10
CSX
3.800%, 11/01/46	200	199
3.250%, 06/01/27	50	50
Delta Air Lines
2.600%, 12/04/20	45	45
DP World
6.850%, 07/02/37 (A)	386	475
Eaton
3.103%, 09/15/27	100	98
Embraer Netherlands Finance BV
5.400%, 02/01/27	65	70

Description	Face Amount (000)	Value (000)

Emerson Electric
2.625%, 02/15/23	$100	$100
Eskom Holdings
6.750%, 08/06/23 (A)	200	203
5.750%, 01/26/21 (A)	410	406
FedEx
4.750%, 11/15/45	100	112
3.200%, 02/01/25	200	203
Fortive
3.150%, 06/15/26	150	149
GE Capital International Funding Unlimited
4.418%, 11/15/35	848	918
2.342%, 11/15/20	250	249
General Dynamics
2.250%, 11/15/22	100	99
General Electric
6.875%, 01/10/39	500	721
3.450%, 05/15/24	100	103
Georgian Oil and Gas JSC
6.750%, 04/26/21 (A)	200	213
Georgian Railway
7.750%, 07/11/22 (A)	1,100	1,229
Honeywell International
4.250%, 03/01/21	125	132
2.500%, 11/01/26	150	145
Huntington Ingalls Industries
3.483%, 12/01/27 (A)	1,983	1,978
Illinois Tool Works
1.950%, 03/01/19	100	100
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	107
John Deere Capital
3.350%, 06/12/24	100	103
2.800%, 03/04/21	100	101
2.800%, 03/06/23	50	50
2.800%, 09/08/27	50	49
2.650%, 06/24/24	100	99
Johnson Controls International
4.500%, 02/15/47	150	165
3.625%, 07/02/24 (E)	43	44
Kazakhstan Temir Zholy National JSC
4.850%, 11/17/27 (A)	810	844
L3 Technologies
5.200%, 10/15/19	125	131
Latam Airlines, Pass-Through Trust, Ser 2015-1, Cl A
4.200%, 11/15/27	547	551
Lima Metro Line 2 Finance
5.875%, 07/05/34	200	216
Lockheed Martin
4.700%, 05/15/46	150	175
2.900%, 03/01/25	100	100
2.500%, 11/23/20	5,266	5,299

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Masco
4.500%, 05/15/47	$100	$102
4.375%, 04/01/26	40	42
3.500%, 04/01/21	50	51
Mexico City Airport Trust
5.500%, 07/31/47 (A)	895	884
Norfolk Southern
3.250%, 12/01/21	100	103
3.150%, 06/01/27	25	25
2.900%, 06/15/26	35	34
Northrop Grumman
4.030%, 10/15/47	1,369	1,431
3.500%, 03/15/21	100	103
3.250%, 08/01/23	50	51
2.550%, 10/15/22	3,883	3,855
Owens Corning
4.200%, 12/01/24	100	105
PACCAR Financial
1.950%, 02/27/20	60	59
1.300%, 05/10/19	20	20
Parker-Hannifin
3.300%, 11/21/24	150	153
Pitney Bowes
4.125%, 05/15/22	50	46
Republic Services
2.900%, 07/01/26	150	147
Rockwell Collins
3.200%, 03/15/24	150	151
Ryder System
2.800%, 03/01/22	30	30
2.550%, 06/01/19	95	95
Southwest Airlines
2.750%, 11/06/19	50	50
Stanley Black & Decker
2.900%, 11/01/22	100	101
Textron
3.650%, 03/15/27	100	102
TTX
2.250%, 02/01/19 (A)	922	920
Union Pacific
3.799%, 10/01/51	200	204
3.646%, 02/15/24	100	105
3.600%, 09/15/37	2,466	2,555
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/26	89	92
United Parcel Service
5.125%, 04/01/19	100	103
3.750%, 11/15/47	1,378	1,423
3.125%, 01/15/21	45	46
3.050%, 11/15/27	100	100
2.500%, 04/01/23	4,180	4,157
United Technologies
3.750%, 11/01/46	150	150
3.100%, 06/01/22	100	102

Description	Face Amount (000)	Value (000)

2.650%, 11/01/26	$130	$125
2.300%, 05/04/22	100	99
1.950%, 11/01/21	50	49
1.500%, 11/01/19	50	49
Verisk Analytics
4.000%, 06/15/25	50	52
Waste Management
3.500%, 05/15/24	100	104

		43,993

Information Technology — 1.4%
Activision Blizzard
3.400%, 09/15/26	50	51
Alibaba Group Holding
4.200%, 12/06/47	1,404	1,462
2.800%, 06/06/23	250	249
Alphabet
3.375%, 02/25/24	100	104
Apple
4.650%, 02/23/46	1,373	1,608
4.500%, 02/23/36	350	401
3.850%, 08/04/46	1,529	1,593
3.750%, 09/12/47	150	154
3.450%, 05/06/24	100	104
3.000%, 06/20/27	25	25
3.000%, 11/13/27	100	99
2.850%, 05/06/21	200	203
2.500%, 02/09/22	50	50
2.400%, 01/13/23	2,605	2,583
2.300%, 05/11/22	100	99
2.250%, 02/23/21	50	50
2.150%, 02/09/22	250	247
1.700%, 02/22/19	20	20
1.550%, 08/04/21	50	49
Applied Materials
3.300%, 04/01/27	25	25
2.625%, 10/01/20	50	51
Arrow Electronics
3.500%, 04/01/22	100	101
Automatic Data Processing
2.250%, 09/15/20	50	50
Broadcom
3.875%, 01/15/27 (A)	100	98
3.625%, 01/15/24 (A)	100	100
3.000%, 01/15/22 (A)	100	99
2.375%, 01/15/20 (A)	100	99
Cisco Systems
4.950%, 02/15/19	100	103
4.450%, 01/15/20	200	209
3.625%, 03/04/24	100	106
3.500%, 06/15/25	50	52
2.950%, 02/28/26	50	50
2.500%, 09/20/26	100	97
1.850%, 09/20/21	100	98
Dell International
6.020%, 06/15/26 (A)	260	287

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

5.450%, 06/15/23 (A)	$85	$92
4.420%, 06/15/21 (A)	100	104
eBay
2.750%, 01/30/23	250	248
Fidelity National Information Services
5.000%, 10/15/25	28	31
3.625%, 10/15/20	200	205
Fiserv
2.700%, 06/01/20	100	101
Harris
5.054%, 04/27/45	100	118
2.700%, 04/27/20	35	35
Hewlett Packard Enterprise
4.900%, 10/15/25	100	106
HP
4.650%, 12/09/21	100	106
IBM Credit
1.800%, 01/20/21	100	98
Intel
4.100%, 05/19/46	250	276
3.700%, 07/29/25	25	26
3.150%, 05/11/27	100	102
2.875%, 05/11/24	150	151
2.450%, 07/29/20	60	61
International Business Machines
4.000%, 06/20/42	150	159
3.450%, 02/19/26	50	51
3.375%, 08/01/23	200	207
2.250%, 02/19/21	50	50
Juniper Networks
4.500%, 03/15/24	50	52
Keysight Technologies
3.300%, 10/30/19	100	101
Lam Research
2.800%, 06/15/21	50	50
Mastercard
2.950%, 11/21/26	50	50
Microsoft
4.250%, 02/06/47	500	572
4.100%, 02/06/37	200	223
3.750%, 02/12/45	1,093	1,151
3.450%, 08/08/36	300	309
3.300%, 02/06/27	60	62
3.125%, 11/03/25	100	102
2.875%, 02/06/24	35	36
2.650%, 11/03/22	150	151
2.400%, 08/08/26	100	96
1.850%, 02/06/20	100	100
Motorola Solutions
3.500%, 09/01/21	100	102
NetApp
3.375%, 06/15/21	50	51
Oracle
5.375%, 07/15/40	648	819

Description	Face Amount (000)	Value (000)

4.300%, 07/08/34	$500	$556
3.800%, 11/15/37	2,842	2,981
2.950%, 05/15/25	100	100
2.500%, 05/15/22	150	150
2.400%, 09/15/23	50	49
2.375%, 01/15/19	150	151
1.900%, 09/15/21	90	89
QUALCOMM
4.300%, 05/20/47	150	151
3.250%, 05/20/27	50	49
3.000%, 05/20/22	100	100
2.600%, 01/30/23	200	195
Seagate HDD Cayman
4.750%, 01/01/25	100	98
Texas Instruments
2.750%, 03/12/21	75	76
Total System Services
4.800%, 04/01/26	100	108
Tyco Electronics Group
3.125%, 08/15/27	25	25
Visa
4.300%, 12/14/45	150	171
3.150%, 12/14/25	200	204
2.800%, 12/14/22	100	102
VMware
2.950%, 08/21/22	100	100
Xerox
3.625%, 03/15/23	100	98
Xilinx
2.125%, 03/15/19	50	50

		22,733

Materials — 1.1%
Agrium
6.125%, 01/15/41	150	191
Airgas
3.650%, 07/15/24	100	104
Anglo American Capital
4.750%, 04/10/27 (A)	1,050	1,099
Barrick
5.250%, 04/01/42	150	173
BHP Billiton Finance USA
5.000%, 09/30/43	100	123
Braskem Finance
6.450%, 02/03/24	660	739
Celanese US Holdings
5.875%, 06/15/21	20	22
4.625%, 11/15/22	20	21
Celulosa Arauco y Constitucion
3.875%, 11/02/27 (A)	358	356
Dow Chemical
8.550%, 05/15/19	1,600	1,733
Ecolab
3.250%, 01/14/23	100	102

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

EI du Pont de Nemours
4.625%, 01/15/20	$100	$105
4.150%, 02/15/43	150	154
2.200%, 05/01/20	17	17
Goldcorp
3.700%, 03/15/23	50	51
International Paper
5.150%, 05/15/46	150	174
LyondellBasell Industries
5.000%, 04/15/19	200	205
Martin Marietta Materials
4.250%, 12/15/47	100	99
Mexichem
5.875%, 09/17/44 (A)	690	714
5.500%, 01/15/48 (A)	625	609
Monsanto
4.700%, 07/15/64	200	209
Mosaic
4.050%, 11/15/27	100	100
Nacional del Cobre de Chile
3.625%, 08/01/27 (A)	350	350
Newmont Mining
3.500%, 03/15/22	100	102
Nexa Resources
5.375%, 05/04/27 (A)	650	689
Packaging Corp of America
3.650%, 09/15/24	100	103
3.400%, 12/15/27	35	35
2.450%, 12/15/20	35	35
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	103
PPG Industries
2.300%, 11/15/19	100	100
Rio Tinto Finance USA
3.750%, 06/15/25	200	210
Sherwin-Williams
3.450%, 08/01/25	100	101
2.750%, 06/01/22	2,130	2,122
Southern Copper
5.875%, 04/23/45	150	181
3.875%, 04/23/25	30	31
Vale
5.625%, 09/11/42	100	110
Vale Overseas
8.250%, 01/17/34	390	515
6.875%, 11/21/36	799	979
5.875%, 06/10/21	1,050	1,143
4.375%, 01/11/22	2,282	2,360
Vulcan Materials
4.500%, 06/15/47	1,070	1,092
Westlake Chemical
3.600%, 08/15/26	100	101

Description	Face Amount (000)	Value (000)

WestRock RKT
4.450%, 03/01/19	$100	$102

		17,664

Real Estate — 0.7%
Alexandria Real Estate Equities
3.450%, 04/30/25	25	25
2.750%, 01/15/20	50	50
American Tower
4.000%, 06/01/25	200	207
2.250%, 01/15/22	50	49
AvalonBay Communities
3.500%, 11/15/24	100	103
Boston Properties
3.850%, 02/01/23	100	104
3.650%, 02/01/26	150	153
Brixmor Operating Partnership
3.875%, 08/15/22	30	31
3.250%, 09/15/23	100	98
CBL & Associates
5.250%, 12/01/23	150	142
Crown Castle International
5.250%, 01/15/23	100	109
3.700%, 06/15/26	35	35
2.250%, 09/01/21	55	54
DDR
3.500%, 01/15/21	100	101
Digital Realty Trust
3.625%, 10/01/22	100	103
Duke Realty
3.750%, 12/01/24	100	103
EPR Properties
4.750%, 12/15/26	50	51
ERP Operating
4.625%, 12/15/21	120	128
Essex Portfolio
3.375%, 04/15/26	100	99
HCP
5.375%, 02/01/21	200	215
Healthcare Trust of America Holdings
3.750%, 07/01/27	100	100
Hospitality Properties Trust
5.250%, 02/15/26	100	107
5.000%, 08/15/22	100	107
Host Hotels & Resorts
3.750%, 10/15/23	100	102
Kilroy Realty
3.450%, 12/15/24	50	50
Kimco Realty
3.300%, 02/01/25	80	79
3.200%, 05/01/21	50	51
Liberty Property
4.125%, 06/15/22	100	105

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Mid-America Apartments
3.600%, 06/01/27	$25	$25
National Retail Properties
4.000%, 11/15/25	35	36
3.600%, 12/15/26	100	99
Omega Healthcare Investors
4.375%, 08/01/23	50	51
Realty Income
3.250%, 10/15/22	100	102
Regency Centers
3.600%, 02/01/27	30	30
Select Income
4.250%, 05/15/24	50	50
Senior Housing Properties Trust
3.250%, 05/01/19	150	151
Simon Property Group
3.375%, 10/01/24	125	128
3.375%, 12/01/27	1,941	1,950
3.300%, 01/15/26	100	100
2.750%, 06/01/23	4,119	4,106
2.200%, 02/01/19	150	150
UDR
4.000%, 10/01/25	50	52
Ventas Realty
4.250%, 03/01/22	100	105
3.750%, 05/01/24	50	51
2.700%, 04/01/20	100	101
VEREIT Operating Partnership
4.875%, 06/01/26	20	21
4.600%, 02/06/24	15	16
4.125%, 06/01/21	10	10
3.000%, 02/06/19	25	25
Welltower
5.250%, 01/15/22	100	109
Weyerhaeuser
4.625%, 09/15/23	100	107
WP Carey
4.600%, 04/01/24	50	52

		10,288

Telecommunication Services — 1.0%
America Movil
6.125%, 03/30/40	250	318
AT&T
5.250%, 03/01/37	2,170	2,295
5.150%, 03/15/42	191	198
4.900%, 08/14/37	1,280	1,296
4.350%, 06/15/45	600	553
4.300%, 02/15/30 (A)	333	332
4.125%, 02/17/26	200	205
4.100%, 02/15/28 (A)	253	254
3.900%, 08/14/27	100	101
3.800%, 03/01/24	200	205
3.400%, 05/15/25	2,552	2,509

Description	Face Amount (000)	Value (000)

Cox Communications
4.600%, 08/15/47 (A)	$552	$557
Deutsche Telekom International Finance BV
8.750%, 06/15/30	100	148
2.225%, 01/17/20 (A)	1,009	1,004
Digicel
6.000%, 04/15/21 (A)	280	276
Orange
5.375%, 07/08/19	200	209
4.125%, 09/14/21	100	106
RELX Capital
3.125%, 10/15/22	100	101
Rogers Communications
2.900%, 11/15/26	50	48
Telefonica Emisiones SAU
5.462%, 02/16/21	110	119
5.213%, 03/08/47	150	170
Thomson Reuters
3.350%, 05/15/26	100	100
Verizon Communications
5.250%, 03/16/37	441	485
5.150%, 09/15/23	1,004	1,117
4.862%, 08/21/46	750	781
4.812%, 03/15/39	100	105
4.400%, 11/01/34	400	408
4.272%, 01/15/36	1,428	1,420
3.376%, 02/15/25 (A)	150	150
3.125%, 03/16/22	150	152
2.946%, 03/15/22	102	103
2.625%, 08/15/26	135	127
Vodafone Group
4.375%, 02/19/43	300	309
2.500%, 09/26/22	100	99

		16,360

Utilities — 2.9%
Abengoa Transmision
6.875%, 04/30/43 (A)	249	276
AEP Transmission
3.100%, 12/01/26	150	150
Ameren Illinois
3.700%, 12/01/47	851	871
American Electric Power
3.200%, 11/13/27	1,235	1,226
2.150%, 11/13/20	2,213	2,203
American Water Capital
3.400%, 03/01/25	100	103
Appalachian Power
4.450%, 06/01/45	1,376	1,527
Arizona Public Service
4.500%, 04/01/42	200	226
3.150%, 05/15/25	50	50
Atmos Energy
3.000%, 06/15/27	65	65

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Berkshire Hathaway Energy
3.750%, 11/15/23	$100	$104
Celeo Redes Operacion Chile
5.200%, 06/22/47 (A)	690	699
CenterPoint Energy
2.500%, 09/01/22	50	49
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	99
Cleco Corporate Holdings
3.743%, 05/01/26	100	100
CMS Energy
6.250%, 02/01/20	100	108
3.000%, 05/15/26	40	39
Comision Federal de Electricidad
4.750%, 02/23/27 (A)	400	418
Consolidated Edison of New York
4.450%, 03/15/44	150	171
3.875%, 06/15/47	100	104
Delmarva Power & Light
4.150%, 05/15/45	423	463
Dominion Energy
4.050%, 09/15/42	150	154
2.962%, 07/01/19	1,600	1,613
2.750%, 01/15/22	100	100
2.579%, 07/01/20	45	45
Dominion Energy Gas Holdings
2.500%, 12/15/19	1,300	1,302
DTE Electric
3.750%, 08/15/47	100	104
DTE Energy
2.400%, 12/01/19	100	100
Duke Energy
3.750%, 09/01/46	350	346
Duke Energy Carolinas
5.300%, 02/15/40	300	377
3.700%, 12/01/47	100	103
2.950%, 12/01/26	50	50
Duke Energy Florida
2.100%, 12/15/19	996	995
Edison International
2.400%, 09/15/22	80	78
Enel Generacion Chile
4.250%, 04/15/24	50	52
Energuate Trust
5.875%, 05/03/27 (A)	200	207
Entergy
4.000%, 07/15/22	50	52
Entergy Arkansas
3.500%, 04/01/26	100	103
Eversource Energy
2.750%, 03/15/22	2,273	2,277

Description	Face Amount (000)	Value (000)

Exelon
5.625%, 06/15/35	$160	$197
3.400%, 04/15/26	100	100
Exelon Generation
5.600%, 06/15/42	600	658
FirstEnergy
3.900%, 07/15/27	30	31
FirstEnergy Transmission
5.450%, 07/15/44 (A)	772	917
Florida Power & Light
3.700%, 12/01/47	100	104
Fortis
3.055%, 10/04/26	2,761	2,666
2.100%, 10/04/21	150	146
Georgia Power
4.300%, 03/15/42	300	319
2.000%, 09/08/20	115	114
ITC Holdings
5.300%, 07/01/43	351	423
3.650%, 06/15/24	25	26
3.350%, 11/15/27 (A)	1,384	1,385
2.700%, 11/15/22 (A)	1,669	1,666
Jersey Central Power & Light
7.350%, 02/01/19	824	865
4.700%, 04/01/24 (A)	2,341	2,535
Kansas City Power & Light
3.650%, 08/15/25	100	102
Listrindo Capital BV
4.950%, 09/14/26 (A)	450	455
Metropolitan Edison
7.700%, 01/15/19	100	105
MidAmerican Energy
3.950%, 08/01/47	250	267
2.400%, 03/15/19	138	139
Minejesa Capital BV
5.625%, 08/10/37 (A)	670	714
National Fuel Gas
3.950%, 09/15/27	50	50
New England Power
3.800%, 12/05/47 (A)	714	730
NextEra Energy Capital Holdings
3.550%, 05/01/27	100	102
2.700%, 09/15/19	1,439	1,448
NiSource Finance
4.375%, 05/15/47	100	109
2.650%, 11/17/22	20	20
Northern States Power
2.600%, 05/15/23	100	100
2.200%, 08/15/20	50	50
NSTAR Electric
2.375%, 10/15/22	100	98
Oncor Electric Delivery
7.000%, 09/01/22	100	118

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

ONE Gas
2.070%, 02/01/19	$74	$74
Pacific Gas & Electric
6.050%, 03/01/34	400	504
2.950%, 03/01/26	50	49
Pinnacle West Capital
2.250%, 11/30/20	1,009	1,004
PPL Capital Funding
4.000%, 09/15/47	100	103
3.500%, 12/01/22	150	154
Progress Energy
7.750%, 03/01/31	1,808	2,531
7.050%, 03/15/19	1,225	1,293
PSEG Power
3.000%, 06/15/21	50	50
Public Service Enterprise Group
2.650%, 11/15/22	150	149
Puget Energy
6.500%, 12/15/20	100	111
Sempra Energy
9.800%, 02/15/19	1,135	1,229
3.750%, 11/15/25	100	103
3.550%, 06/15/24	100	103
Southern
2.350%, 07/01/21	1,789	1,778
1.850%, 07/01/19	100	100
Southern California Edison
3.500%, 10/01/23	150	155
Southern Gas Capital
3.250%, 06/15/26	30	30
Southwestern Electric Power
2.750%, 10/01/26	50	48
State Grid Overseas Investment 2013
3.125%, 05/22/23 (A)	1,115	1,114
Union Electric
3.500%, 04/15/24	150	156
Virginia Electric & Power
3.500%, 03/15/27	100	103
3.100%, 05/15/25	100	101
2.750%, 03/15/23	100	100
WEC Energy Group
1.650%, 06/15/18	1,109	1,108
Wisconsin Power & Light
3.050%, 10/15/27	100	100
Xcel Energy
3.350%, 12/01/26	100	101

		46,319

Total Corporate Obligations (Cost $394,235) (000)		399,391

Description	Face Amount (000)	Value (000)

U.S. Treasury Obligations — 24.6%
U.S. Treasury Bonds
5.375%, 02/15/31	$1,000	$1,329
5.000%, 05/15/37	2,240	3,071
4.750%, 02/15/37	10,315	13,742
4.625%, 02/15/40	500	665
4.375%, 02/15/38	1,200	1,534
3.875%, 08/15/40	500	603
3.750%, 11/15/43	6,500	7,745
3.500%, 02/15/39	3,400	3,883
3.375%, 05/15/44	6,000	6,733
3.000%, 02/15/47-11/15/45	15,390	16,181
2.875%, 11/15/46	6,344	6,508
2.750%, 08/15/47-11/15/47	7,459	7,469
2.500%, 05/15/46	834	793
2.250%, 08/15/46	3,950	3,563
U.S. Treasury Notes
3.625%, 02/15/20	1,750	1,813
3.500%, 05/15/20	750	777
3.375%, 11/15/19	1,000	1,027
3.125%, 05/15/19	1,500	1,526
2.750%, 02/15/24	1,000	1,026
2.625%, 11/15/20-08/15/20	2,750	2,799
2.500%, 05/15/24-08/15/23	3,100	3,138
2.375%, 08/15/24-05/15/27	4,400	4,419
2.250%, 11/15/27-03/31/21	21,244	21,055
2.125%, 11/30/24-03/31/24	23,967	23,692
2.000%, 12/31/21-09/30/20	43,144	42,744
1.875%, 09/30/22-02/28/22	38,738	38,293
1.750%, 06/30/22-09/30/22	19,430	19,175
1.625%, 05/15/26-11/15/22	36,788	35,638
1.500%, 10/31/19-03/31/23	36,148	35,289
1.375%, 09/30/20-09/30/23	39,371	38,730
1.250%, 10/31/21-04/30/19	27,796	27,155
1.125%, 09/30/21-08/31/21	13,970	13,583
1.000%, 09/30/19	800	788
0.875%, 04/15/19	1,000	988
0.750%, 07/15/19-02/15/19	2,250	2,214

Total U.S. Treasury Obligations (Cost $391,154) (000)		389,688

MORTGAGE-BACKED SECURITIES — 24.5%
Agency Mortgage-Backed Obligations — 22.8%
FHLMC
5.000%, 02/01/39	817	882
4.500%, 08/01/43-12/01/45	2,510	2,686
4.000%, 11/01/47-07/01/24	7,905	8,269
3.500%, 03/01/47-04/01/47	8,522	8,771
3.000%, 01/01/47-11/01/42	21,642	21,708
2.500%, 02/01/32-01/01/32	2,512	2,509
FHLMC TBA
4.000%, 01/15/41	6,345	6,635
3.500%, 01/01/41	17,935	18,418
3.000%, 01/15/43-01/01/27	3,425	3,447
2.500%, 01/15/28	750	749
FHLMC, Ser 2011-3830, Cl DZ
4.000%, 12/15/30	991	1,047

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A2
3.320%, 02/25/23 (D)	$1,000	$1,040
FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2
2.673%, 03/25/26	400	397
FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2
3.244%, 08/25/27	553	569
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27 (D)	1,356	1,390
FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2
3.303%, 11/25/27 (D)	338	349
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl A2
2.905%, 07/25/49	1,545	1,571
FHLMC Multifamily Structured Pass-Through Certificates, Ser K728, Cl A2
3.064%, 08/25/24 (D)	1,535	1,573
FNMA
5.500%, 09/01/40-11/01/34	2,152	2,380
5.000%, 11/01/44-02/01/38	3,041	3,293
4.500%, 02/01/46-01/01/30	5,010	5,360
4.000%, 03/01/47-09/01/43	28,485	29,910
3.500%, 07/01/47-10/01/46	41,992	43,281
3.000%, 01/01/47-10/01/46	19,927	20,043
2.500%, 11/25/45-10/01/32	5,491	5,458
FNMA TBA
4.500%, 01/01/38	10,145	10,794
4.000%, 11/15/34	21,165	22,133
3.500%, 01/01/41	29,490	30,295
3.000%, 01/15/43	11,605	11,605
2.500%, 01/01/26	8,160	8,147
FNMA, Ser 2013-101, Cl A
3.000%, 09/25/30	436	442
FNMA, Ser 2015-M11, Cl A2
2.835%, 04/25/25 (D)	850	854
FNMA, Ser 2017-41, Cl MD
4.000%, 05/25/53	1,503	1,572
FNMA, Ser 2017-71, Cl AB
3.000%, 08/25/44	2,178	2,193
FNMA, Ser M3, Cl A3
4.332%, 03/25/20 (D)	591	609
GNMA
5.000%, 11/20/46-09/20/46	1,196	1,285
4.500%, 04/20/47-01/20/47	2,184	2,299
4.000%, 02/20/47-05/20/47	6,911	7,215

Description	Face Amount (000)	Value (000)

3.500%, 02/20/47-07/20/47	$13,646	$14,121
3.000%, 02/20/47-08/20/47	10,416	10,521
2.500%, 12/20/46	468	457
GNMA TBA
4.500%, 01/15/40	3,540	3,713
4.000%, 01/01/40	10,395	10,836
3.500%, 01/15/41	11,605	11,997
3.000%, 01/15/43	17,330	17,487

		360,310

Non-Agency Mortgage-Backed Obligations — 1.7%
Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33	784	786
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/30 (A)	1,171	1,184
BANK, Ser 2017-BNK8, Cl A4
3.488%, 11/15/50	90	92
BANK, Ser 2017-BNK8, Cl B
3.931%, 11/15/50	50	51
BANK, Ser 2017-BNK9, Cl A4
3.538%, 11/15/54	324	334
CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/50	558	574
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/46	388	414
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 11/10/26	140	147
Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4
3.712%, 04/14/50	500	522
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.238%, 07/10/45 (D)	845	905
COMM Mortgage Trust, Ser 2013-CR11, Cl A3
3.983%, 08/10/50	1,064	1,125
COMM Mortgage Trust, Ser 2013-CR7, Cl A4
3.213%, 03/10/46	451	460
COMM Mortgage Trust, Ser 2013-CR8, Cl A5
3.612%, 06/10/46 (D)	90	93
COMM Mortgage Trust, Ser 2013-LC6, Cl A4
2.941%, 01/10/46	718	723
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/48	1,000	1,018

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

COMM Mortgage Trust, Ser CR12, Cl A3
3.765%, 10/10/46	$1,152	$1,208
COMM Mortgage Trust, Ser CR16, Cl A4
4.051%, 04/10/47	613	650
Commercial Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/35 (A)	13	13
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1
3.431%, 03/25/34 (D)	55	57
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A4
3.210%, 11/15/49	500	503
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/49	756	775
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 4A4
5.750%, 11/25/33	84	86
GS Mortgage Securities II, Ser 2015-GC30, Cl A4
3.382%, 05/10/50	249	256
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31 (A)	1,578	1,591
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/46	23	25
GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4
3.135%, 06/10/46	242	246
GS Mortgage Securities Trust, Ser 2015-GC32, Cl A4
3.764%, 07/10/48	500	526
GS Mortgage Securities Trust, Ser GC18, Cl A3
3.801%, 01/10/47	1,540	1,613
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	39	39
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
3.577%, 05/19/34 (D)	44	45
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2
3.240%, 03/15/50	400	410
JPMorgan Mortgage Trust, Ser 2003-A2, Cl 3A1
3.104%, 11/25/33 (D)	150	144

Description	Face Amount (000)	Value (000)

JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1
3.663%, 02/25/35 (D)	$214	$212
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2
3.468%, 04/25/35 (D)	60	60
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1
3.664%, 06/25/35 (D)	89	90
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
3.183%, 05/25/36 (D)	261	263
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.082%, 07/15/46 (D)	315	335
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4
4.259%, 10/15/46 (D)	452	484
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A4
3.787%, 01/15/47	491	514
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A5
4.064%, 02/15/47	189	201
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS
3.832%, 12/15/47	500	515
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/48	762	772
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (A)	1,104	1,129
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A
3.361%, 06/25/34 (D)	257	254
Wells Fargo Commercial Mortgage Trust, Ser 2015-C27, Cl A4
3.190%, 02/15/48	185	187
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/48	1,000	1,033
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/48	797	832

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl A4
3.640%, 12/15/59	$546	$566
Wells Fargo Commercial Mortgage Trust, Ser 2017-C42
3.589%, 12/15/50	847	874
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 1A9
3.595%, 10/25/33 (D)	597	604
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A4
3.473%, 05/01/35 (D)	139	143
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3
2.749%, 05/15/45	500	500
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A4
3.073%, 06/15/46	584	593
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/46	60	61

		26,837

Total Mortgage-Backed Securities (Cost $387,692) (000)		387,147

LOAN PARTICIPATIONS — 10.0%
Aerospace/Defense — 0.0%
Sequa Mezzanine Holdings LLC, Initial Term Loan
6.807%, VAR LIBOR+5.500%, 11/28/17	1	1
6.549%, VAR LIBOR+ 5.500%, 11/28/17	353	355

		356

Airlines — 0.1%
American Airlines, 2017 Replacement Term Loan
3.552%, VAR LIBOR+2.000%, 06/27/20	1,242	1,243

Automotive — 0.1%
Dayco, Term Loan B, 1st Lien
6.479%, VAR LIBOR+5.000%, 05/08/23	697	702
Horizon Global, 1st Lien
6.069%, 03/30/21 (D)	244	245
TI Group Automotive Systems, LLC, Initial US Term Loan
4.319%, VAR LIBOR+2.750%, 06/30/22	503	505

		1,452

Description	Face Amount (000)	Value (000)

Building Materials — 0.3%
American Builders & Contractors Supply, Additional Term B-1 Loan, 1st Lien
4.069%, VAR LIBOR+2.500%, 10/31/23	$1,114	$1,118
Beacon Roofing, Term Loan B, 1st Lien
0.000%, 10/11/24 (F)	1,250	1,253
PGT, Initial Term Loan, 1st Lien
6.374%, 02/16/22 (D)	49	50
6.229%, 02/16/22 (D)	69	69
6.182%, 02/16/22 (D)	13	13
6.173%, 02/16/22 (D)	236	239
Priso Acquisition (aka PrimeSource Building Products), Term B Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 05/08/22	737	740
SRS Distribution, Term B-4 Loan, 1st Lien
4.600%, VAR LIBOR+3.250%, 08/25/22	457	459
4.583%, VAR LIBOR+3.250%, 08/25/22	323	324

		4,265

Chemicals — 1.2%
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien
4.712%, VAR LIBOR+3.250%, 09/13/23	705	709
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan, 1st Lien
4.712%, VAR LIBOR+3.250%, 06/02/23	531	534
Ascend Performance Materials Operations LLC, Term B Loan, 1st Lien
6.943%, VAR LIBOR+5.250%, 08/12/22	496	499
ASP Chromaflo Intermediate Holdings, Initial Tranche B-1 Term Loan, 1st Lien
5.569%, VAR LIBOR+4.000%, 11/20/23	404	406
ASP Chromaflo Intermediate Holdings, Initial Tranche B-2 Term Loan, 1 Lien
5.569%, VAR LIBOR+4.000%, 11/20/23	525	527

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Avantor, Initial Dollar Term Loan, 1st Lien
5.511%, VAR LIBOR+4.000%, 09/20/24	$1,000	$1,004
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings), Term B-2 Dollar Loan, 1st Lien
3.693%, VAR LIBOR+2.000%, 06/21/24	1,076	1,080
Ferro, Term Loan B, 1st Lien
4.069%, 02/08/24 (D)	777	781
Flint Group, Term Loan, 1st Lien
4.365%, 09/07/21 (D)	744	647
H.B. Fuller, Commitment, 1st Lien
3.751%, VAR LIBOR+2.250%, 10/20/24	998	1,000
Ineos US Finance LLC, New 2024 Dollar Term Loan
3.569%, VAR LIBOR+2.000%, 03/31/24 (F)	750	750
Nexeo Solutions, LLC, Term Loan B-1, 1st Lien
0.000%, 06/09/23 (D)	741	743
Orion Engineered Carbons GmbH, Initial Dollar Term Loan
4.193%, VAR LIBOR+2.500%, 07/25/24	1,369	1,375
Plastipak Holdings, Tranche B Term Loan, 1st Lien
4.450%, VAR LIBOR+2.750%, 10/10/24	1,000	1,005
Pregis Holding I, Term Loan, 1st Lien
5.193%, VAR LIBOR+3.500%, 05/20/21	742	742
Ravago Holdings America, Term Loan, 2nd Lien
4.450%, VAR LIBOR+2.750%, 07/13/23	667	670
Ring Container, Term Loan, 1st Lien
4.319%, 10/31/24 (D)	750	751
Solenis International, LP (Solenis Holdings 3 LLC), Initial Dollar Term Loan
4.729%, VAR LIBOR+3.250%, 07/31/21	483	484
Solenis, Term Loan, 2nd Lien
8.229%, 07/31/22 (D)	500	477
Tricorbraun Holdings, Closing Date Term Loan
5.443%, 11/30/23 (D)	767	764

Description	Face Amount (000)	Value (000)

Tricorbraun Holdings, Delayed Draw Term Loan, 1st Lien
5.392%, VAR LIBOR+3.750%, 11/30/23	$77	$77
Tronox Limited, Blocked Dollar Term Loan
4.693%, VAR LIBOR+3.000%, 09/23/24	453	456
Tronox Limited, Initial Dollar Term Loan
4.693%, VAR LIBOR+3.000%, 09/23/24	1,047	1,052
U.S. Farathane, LLC, Term B-4 Loan, 1st Lien
5.193%, VAR LIBOR+3.500%, 12/31/21	469	470
Univar USA, Term B-3 Loan, 1st Lien
4.069%, VAR LIBOR+2.500%, 07/01/24	970	973
Vantage Specialty, Term Loan, 1st Lien
5.371%, 10/20/24 (D)	1,000	1,006
Vantage Specialty, Term Loan, 2nd Lien
9.621%, 10/20/25 (D)	205	201
Wilsonart LLC, Tranche D Term Loan, 1st Lien
4.950%, VAR LIBOR+3.250%, 12/19/23	498	500

		19,683

Computers & Electronics — 1.7%
Applied Systems, Initial Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 09/19/24	998	1,007
Aricent Technologies, Initial Term Loan, 1st Lien
5.972%, VAR LIBOR+4.500%, 04/14/21	447	448
Aricent Technologies, Initial Term Loan, 2nd Lien
9.972%, VAR LIBOR+8.500%, 04/14/22	550	553
Brooks Automation, Term Loan B, 1st Lien
4.010%, 10/04/24 (D)	1,500	1,500
Campaign Monitor Finance Property Limited, Initial Term Loan, 1st Lien
6.943%, VAR LIBOR+5.250%, 03/18/21	47	46

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Cavium, Term Loan B-1, 1st Lien
3.819%, VAR LIBOR+2.250%, 08/16/22	$748	$749
CPI International, Initial Term Loan, 1st Lien
5.069%, VAR LIBOR+3.500%, 07/26/24	367	369
Cypress Intermediate Holdings III (fka Jaguar Holding), Initial Term Loan, 1st Lien
4.570%, VAR LIBOR+3.000%, 04/29/24	1,000	1,001
Dell International LLC (EMC), Replacement Term A-2 Loan
3.100%, VAR LIBOR+1.750%, 09/07/21	481	481
Electrical Components International, Initial Term Loan, 1st Lien
6.443%, VAR LIBOR+4.750%, 05/28/21	630	633
Epicor Software, Term Loan B, 1st Lien
5.320%, VAR LIBOR+3.750%, 06/01/22	748	749
Exceiltas, Term Loan, 1st Lien
5.161%, 12/02/24 (D)	1,000	1,007
EZE Software Group LLC, New Loan, 1st Lien
8.193%, VAR LIBOR+6.500%, 04/05/21	750	749
Go Daddy Operating LLC (GD Finance), Tranche B-1 Term Loan, 1st Lien
3.819%, VAR LIBOR+2.250%, 02/15/24	994	996
Infor (US) (fka Lawson Software), Tranche B-6 Term Loan, 1st Lien
4.443%, VAR LIBOR+2.750%, 02/01/22	1,199	1,203
Kronos, Incremental Term Loan, 1st Lien
4.903%, VAR LIBOR+3.500%, 11/01/23	1,036	1,043
MA Financeco, LLC, Tranche B-2 Term Loan, 1st Lien
4.069%, VAR LIBOR+2.500%, 11/19/21	195	195
MACOM Technology Solutions Holdings (fka M/A-COM Technology Solutions Holdings), Initial Term Loan, 1st Lien
3.802%, VAR LIBOR+2.250%, 05/07/24	1,081	1,077

Description	Face Amount (000)	Value (000)

Micro Focus, Term Loan B, 1st Lien
4.319%, VAR LIBOR+2.750%, 06/21/24	$128	$128
Micro Holdings (Internet Brands), Term Loan, 2nd Lien
9.089%, VAR LIBOR+7.500%, 08/15/25	244	244
Microsemi, Term B Loan, 1st Lien
3.383%, VAR LIBOR+2.000%, 01/13/23	1,299	1,303
Misys Limited, Dollar Term Loan, 1st Lien
4.979%, VAR LIBOR+3.500%, 06/13/24	1,175	1,177
Misys Limited, Dollar Term Loan, 2nd Lien
8.729%, VAR LIBOR+7.250%, 04/28/25	208	208
Oberthur Technologies Holding, Term Loan B-1, 1st Lien
5.443%, VAR LIBOR+3.750%, 01/10/24	631	623
Omnitracs, LLC (Coronado Holdings, LLC), Term Loan, 2nd Lien
9.450%, VAR LIBOR+7.750%, 05/25/21	500	500
ON Semiconductor, 2017 New Replacement Term B-2 Loan
3.569%, VAR LIBOR+2.000%, 03/31/23	438	440
Project Alpha Intermediate Holding, Term Loan, 1st Lien
5.040%, VAR LIBOR+3.500%, 04/19/24	586	573
Project Ruby Ultimate Parent, Closing Date Term Loan, 1st Lien
5.069%, VAR LIBOR+3.750%, 02/09/24	1,592	1,600
Seattle SpinCo, Initial Term Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 06/21/24	866	866
Solera, LLC (Solera Finance), Dollar Term Loan, 1st Lien
4.818%, VAR LIBOR+3.250%, 03/03/23	742	747
Spectrum Brands, 2017 Refinanced USD Term Loan
3.624%, VAR LIBOR+2.000%, 06/23/22	373	375
3.423%, VAR LIBOR+2.000%, 06/23/22	320	321

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

3.397%, VAR LIBOR+2.000%, 06/23/22	$300	$301
SS&C Technologies Holdings, 2017 Refinancing New Term B-1 Loan, 1st Lien
3.819%, VAR LIBOR+2.250%, 07/08/22	590	594
SS&C Technologies Holdings, 2017 Refinancing New Term B-2 Loan, 1st Lien
3.819%, VAR LIBOR+2.250%, 07/08/22	11	11
TeamViewer, Term Loan B, 1st Lien
6.443%, 02/22/24	500	501
Vertiv Group (fka Cortes NP Acquisition), Term B Loan, 1st Lien
5.350%, VAR LIBOR+4.000%, 11/30/23	1,203	1,201
Wall Street Systems Delaware, Initial Dollar Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 11/21/24	626	626

		26,145

Construction — 0.1%
Brand Energy & Infrastructure Services (fka FR Brand Acquisition), Initial Term Loan, 1st Lien
5.628%, VAR LIBOR+4.250%, 06/14/24	159	160
5.613%, VAR LIBOR+4.250%, 06/14/24	836	838
Pike, Initial Term Loan (2017)
5.070%, VAR LIBOR+3.500%, 09/20/24	622	630

		1,628

Consumer Nondurables — 0.1%
Acuity Specialty Products, Initial Term Loan
5.380%, VAR LIBOR+4.000%, 08/12/24	492	496
Plaze, Cove-Lite Term Loan, 1st Lien
5.193%, 07/31/22 (D)	350	352
4.834%, 07/31/22 (D)	30	30
Prestige Brands, Term B-4 Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 01/20/24	1,037	1,043

		1,921

Description	Face Amount (000)	Value (000)

Educational Services — 0.0%
Education Management II LLC, Tranche A Term Loan, 1st Lien
5.849%, VAR LIBOR+4.500%, 07/02/20	$109	$31
Education Management II LLC, Tranche B Term Loan, 1st Lien
8.849%, VAR LIBOR+7.500%, 07/02/20	246	3

		34

Entertainment & Leisure — 0.1%
AMC Entertainment, Initial Term Loan, 1st Lien
3.727%, VAR LIBOR+2.250%, 12/15/22	714	716
BC Equity Ventures LLC, Term Loan, 1st Lien
8.070%, VAR LIBOR+6.500%, 08/31/22	494	499
Intrawest Resorts Holdings, Initial Bluebird Term Loan
4.819%, VAR LIBOR+3.250%, 07/31/24	1,000	1,007

		2,222

Financial Services — 0.4%
Altisource Solutions SARL, Term Loan B, 1st Lien
5.069%, VAR LIBOR+3.500%, 12/09/20	929	909
Citco Funding LLC, 2017 Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 03/23/22	964	970
Freedom Mortgage, Initial Term Loan, 1st Lien
6.956%, VAR LIBOR+5.500%, 02/17/22	735	744
Jefferies Finance LLC (JFIN Co-Issuer), Term Loan, 1st Lien
4.438%, VAR LIBOR+3.000%, 08/02/24	750	751
NXT Capital (NXT Capital, LLC), Term Loan
5.070%, VAR LIBOR+3.500%, 11/23/22	744	752
Virtus Investment 2/17 Term Loan, 1st Lien
4.861%, 03/03/24 (D)	998	1,006

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Walter Investment Management, Tranche B Term Loan, 1st Lien
5.319%, VAR LIBOR+3.750%, 12/18/20 (C)	$586	$559

		5,691

Food & Beverage — 0.2%
Constellation/Arterra Wines, Cov-Lite Term Loan
4.376%, 12/15/23 (D)	496	498
Darling International, Term Loan B, 1st Lien
0.000%, 12/12/24 (D)	1,000	1,008
JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan, 1st Lien
4.100%, VAR LIBOR+2.500%, 10/30/22	702	689
US Foods (aka U.S. Foodservice), Initial Term Loan, 1st Lien
4.069%, VAR LIBOR+2.500%, 06/27/23	981	986

		3,181

Forest Products — 0.1%
ProAmpac PG Borrower LLC, Initial Term Loan, 1st Lien
5.436%, VAR LIBOR+4.000%, 11/17/23	136	137
5.380%, VAR LIBOR+4.000%, 11/17/23	106	107
5.001%, VAR LIBOR+4.000%, 11/17/23	214	215
4.907%, VAR LIBOR+4.000%, 11/17/23	40	41
ProAmpac PG Borrower LLC, Initial Term Loan, 2nd Lien
9.936%, VAR LIBOR+8.500%, 11/18/24	225	228

		728

Gaming & Hotels — 0.5%
Belmond Interfin Ltd., Term Loan B, 1st Lien
4.319%, 07/03/24 (D)	995	995
CBAC Borrower, LLC, Term B Loan, 1st Lien
5.350%, VAR LIBOR+4.000%, 07/08/24	509	513
Gateway Casinos & Entertainment Limited, Initial Tranche B-1 Term Loan,
5.443%, VAR LIBOR+3.750%, 02/22/23	746	752

Description	Face Amount (000)	Value (000)

Golden Nugget, Initial B Term Loan, 1st Lien
4.857%, VAR LIBOR+3.250%, 10/04/23	$608	$613
4.656%, VAR LIBOR+3.250%, 10/04/23	461	464
Hanjin/Wilshire Grand, Term Loan B, 1st Lien
3.854%, 09/20/20 (D)	1,000	1,003
Hilton Worldwide Finance LLC, Ser B-2 Term Loan, 1st Lien
3.552%, VAR LIBOR+2.000%, 10/25/23	978	982
Las Vegas Sands, LLC, Refinancing Term Loan (2017), 1st Lien
3.569%, VAR LIBOR+2.000%, 03/20/24	1,486	1,493
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien
3.819%, VAR LIBOR+2.250%, 04/25/23	266	267
Playa Resorts Holding, Initial Term Loan, 1st Lien
4.370%, VAR LIBOR+3.000%, 04/05/24	1,111	1,115
4.310%, VAR LIBOR+3.000%, 04/05/24	5	5

		8,202

Health Care — 0.6%
Catalent Pharma Solutions, Term Loan B, 1st Lien
3.819%, 05/20/24 (D)	750	752
Endo Luxembourg Finance I SARL, Initial Term Loan, 1st Lien
5.875%, VAR LIBOR+4.250%, 04/29/24	891	895
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
3.739%, VAR LIBOR+2.250%, 01/31/25	1,051	1,053
HCA, Tranche B-9 Term Loan, 1st Lien
3.569%, VAR LIBOR+2.000%, 03/17/23	494	496
Onex Carestream Finance LP, Initial Term Loan, 1st Lien
5.693%, VAR LIBOR+4.000%, 06/07/19	207	208
Pharmerica Term Loan
9.153%, 09/26/25 (D)	500	501

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Prospect Medical Holdings, Term Loan
7.500%, 06/30/22 (D)	$996	$1,006
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 05/15/22	750	749
Surgery Center Holdings, Initial Term Loan, 1st Lien
4.820%, VAR LIBOR+3.250%, 09/02/24	889	878
Tecostar Holdings, 2017 Term Loan
7.000%, VAR LIBOR+3.500%, 05/01/24	1	1
5.131%, VAR LIBOR+3.500%, 05/01/24	302	305
Valeant Pharmaceuticals International, Ser F Tranche B Term Loan, 1st Lien
4.940%, VAR LIBOR+3.500%, 04/01/22	1,073	1,087
Western Dental Services
6.819%, 06/30/23 (D)	1,211	1,216
Zest Holdings, LLC, Replaced Term Loan
5.820%, VAR LIBOR+4.250%, 08/16/23	496	499

		9,646

Home Furnishings — 0.1%
Comfort Holding, LLC, Initial Term Loan, 1st Lien
11.432%, VAR LIBOR+10.000%, 01/31/25	292	236
6.182%, VAR LIBOR+4.750%, 02/05/24	348	314
Serta Simmons Bedding, LLC, Initial Term Loan
4.897%, VAR LIBOR+3.500%, 10/20/23	232	212
4.835%, VAR LIBOR+3.500%, 10/20/23	836	763

		1,525

Insurance — 0.4%
Acrisure, LLC, Term Loan B-2, 1st Lien
5.647%, VAR LIBOR+4.250%, 11/22/23	1,086	1,095
Alliant Holdings Intermediate LLC, Initial Term Loan, 1st Lien
4.802%, VAR LIBOR+3.250%, 08/12/22	1,164	1,168

Description	Face Amount (000)	Value (000)

AmWINS Group, Term Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 01/25/24	$704	$706
4.182%, VAR LIBOR+2.750%, 01/25/24	286	287
Hyperion Insurance, Term Loan B, 1st Lien
0.000%, 12/13/24 (F)	734	734
NFP, Term Loan B, 1st Lien
5.069%, VAR LIBOR+3.500%, 01/08/24	1,212	1,217
Sedgwick Claims Management Services, 2016 New Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 03/01/21	741	741
Sedgwick Claims Management Services, New Term Loan, 1st Lien
0.000%, 02/28/21 (F)	411	410

		6,358

Leasing — 0.2%
Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, 1st Lien
3.751%, VAR LIBOR+2.250%, 03/21/22	1,385	1,374
BakerCorp International (f/k/a B-Corp Holdings), Refinanced Term Loan, 1st Lien
4.380%, VAR LIBOR+3.000%, 02/07/20	595	588
Fly Funding II SARL, Loan, 1st Lien
3.410%, VAR LIBOR+2.000%, 02/09/23	701	701
USS Ultimate Holdings, Initial Term Loan
5.319%, VAR LIBOR+3.750%, 08/09/24	367	369

		3,032

Machinery — 0.1%
Blount International, Refinancing Term Loan, 1st Lien
5.611%, VAR LIBOR+4.250%, 04/12/23	750	758
Clark Equipment Company, Tranche B Term Loan, 1st Lien
4.193%, VAR LIBOR+2.500%, 05/18/24	690	693
Douglas Dynamics, Initial Term Loan, 1st Lien
4.570%, 12/31/21 (D)	444	446

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

SiteOne Landscape Supply, LLC, Tranche D Term Loan, 1st Lien
4.320%, VAR LIBOR+2.750%, 04/29/22	$339	$340

		2,237

Manufacturing — 0.0%
Aristocrat Leisure, New Incremental Term Loan B, 1st Lien
0.000%, 10/19/24 (F)	467	467
PLZ Aeroscience Corp
5.089%, 07/31/22 (D)	116	117

		584

Media — 0.5%
ABG Intermediate Holdings 2 LLC, Initial Term Loan
9.443%, VAR LIBOR+7.750%, 09/29/25	500	505
Charter Communications Operating, LLC (aka CCO Safari LLC), Term I-1 Loan, 1st Lien
3.600%, VAR LIBOR+2.250%, 04/30/25	936	936
3.350%, VAR LIBOR+2.000%, 04/30/25	497	497
CSC Holdings, LLC (fka CSC Holdings), March 2017 Refinancing Term Loan, 1st Lien
3.741%, VAR LIBOR+2.250%, 07/17/25	261	260
EMI Music Publishing, Term Loan, 1st Lien
3.741%, 08/21/23 (D)	1,346	1,348
Entravision, Term Loan B, 1st Lien
4.319%, 11/29/24	750	752
Mission Broadcasting, Term Loan B2, 1st Lien
3.861%, VAR LIBOR+2.500%, 01/17/24	118	118
Nexstar Broadcasting, Term B-2 Loan, 1st Lien
3.861%, VAR LIBOR+2.500%, 01/17/24	936	938
Numericable U.S. LLC, USD TLB-12 Term Loan, 1st Lien
4.349%, VAR LIBOR+3.000%, 01/31/26	1,000	961
Technicolor S.A., First Incremental U.S. Term Loan, 1st Lien
4.229%, VAR LIBOR+2.750%, 12/06/23	496	496

Description	Face Amount (000)	Value (000)

Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
3.977%, VAR LIBOR+2.500%, 04/15/25	$1,000	$991

		7,802

Metals & Mining — 0.0%
Dynacast International LLC, Term B-1 Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 01/28/22	497	499

Oil & Gas — 0.1%
BCP Raptor, LLC, Initial Term Loan, 1st Lien
5.729%, VAR LIBOR+4.250%, 06/24/24	471	473
Limetree Bay Terminals, LLC, Advance, 1st Lien
5.501%, VAR LIBOR+4.000%, 02/15/24	746	742
Philadelphia Energy Solutions Refining and Marketing LLC, Term Loan B, 1st Lien
8.500%, VAR Prime Rate by Country+4.000%, 04/04/18	690	514
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
4.693%, VAR LIBOR+3.000%, 02/21/21	361	291
Traverse Midstream Partners LLC, Advance, 1st Lien
5.850%, VAR LIBOR+4.000%, 09/27/24	278	281

		2,301

Personal Services — 0.1%
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term Loan, 1st Lien
4.640%, VAR LIBOR+3.250%, 05/06/21	1,235	1,240
4.570%, VAR LIBOR+3.250%, 05/06/21	3	3

		1,243

Professional & Business Services — 0.9%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan
5.443%, VAR LIBOR+3.750%, 07/28/22	997	989
BCP Renaissance (Rover), Term Loan B, 1st Lien
5.380%, 10/31/24 (D)	717	725

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Bright Horizons Family Solutions LLC, Term Loan B, 1st Lien
3.569%, VAR LIBOR+2.000%, 11/07/23	$967	$971
Casmar Holdings (Australia) Pty Limited, Initial Term Loan
6.193%, VAR LIBOR+4.500%, 12/20/23	495	494
Change Healthcare Holdings (fka Emdeon), Closing Date Term Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 03/01/24	1,390	1,392
Duff & Phelps, Restatement Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 10/05/24	494	494
Evertec, Term Loan A, 1st Lien
3.932%, 01/20/18 (D)	1,070	1,037
Explorer Holdings, Initial Term Loan, 1st Lien
5.130%, VAR LIBOR+3.750%, 04/12/23	252	254
FinCo I LLC, Initial Term Loan, 1st Lien
2.750%, VAR LIBOR+2.750%, 06/10/22	1,500	1,515
Flex Acquisition, Initial Term Loan, 1st Lien
4.335%, VAR LIBOR+3.000%, 12/29/23	995	999
Focus Financial Partners, LLC, Initial Term Loan
4.943%, VAR LIBOR+3.250%, 05/22/24	488	492
Greenrock Finance, Initial USD Term B Loan
5.193%, VAR LIBOR+3.500%, 06/05/24	500	501
Harbourvest Partners LP, Initial Term Loan, 1st Lien
3.859%, VAR LIBOR+2.500%, 02/04/21	299	299
Infinity Acquisition LLC, Initial Term Loan, 1st Lien
4.693%, VAR LIBOR+3.000%, 08/06/21	1,147	1,147
iPayment, Term Loan B, 1st Lien
6.618%, 04/11/23	517	521
Team Health Holdings, Initial Term Loan
4.319%, VAR LIBOR+2.750%, 02/06/24	745	725
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 05/01/24	748	744

Description	Face Amount (000)	Value (000)

WEX, Term B-2 Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 06/30/23	$1,000	$1,004

		14,303

Real Estate — 0.3%
Capital Automotive LP, Term Loan B, 1st Lien
4.070%, VAR LIBOR+2.500%, 03/21/24	1,247	1,250
Capital Automotive LP, Term Loan, 2nd Lien
7.570%, VAR LIBOR+6.000%, 03/21/25	232	237
DTZ US Borrower LLC, Initial Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 11/04/21	53	52
4.729%, VAR LIBOR+3.250%, 11/04/21	859	847
4.630%, VAR LIBOR+3.250%, 11/04/21	386	381
iStar, Initial Term Loan, 1st Lien
4.511%, VAR LIBOR+3.000%, 07/01/20	188	189
4.392%, VAR LIBOR+3.000%, 07/01/20	187	189
Packers Sanitation Services, Term Loan, 1st Lien
4.737%, 11/18/24 (D)	750	752
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.443%, VAR LIBOR+2.750%, 12/15/23	494	491
RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien
3.670%, VAR LIBOR+2.250%, 05/11/24	746	749

		5,137

Retail Food & Drug — 0.1%
BJ's Wholesale Club, Tranche B Term Loan, 1st Lien
4.953%, VAR LIBOR+3.500%, 02/03/24	559	549
PharMerica, Initial Term Loan
4.903%, VAR LIBOR+3.500%, 09/26/24	363	364

		913

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Retailing — 0.3%
1011778 B.C. Unlimited Liability (New Red Finance) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
3.943%, VAR LIBOR+2.250%, 02/16/24	$537	$536
3.819%, VAR LIBOR+2.250%, 02/16/24	838	838
Aramark Intermediate HoldCo, U.S. Term B-1 Loan, 1st Lien
3.569%, VAR LIBOR+2.000%, 03/07/25	522	525
Belron Finance US LLC, Initial Term B Loan, 1st Lien
3.892%, VAR LIBOR+2.500%, 10/25/24	1,000	1,009
HD Supply, Term B-4 Loan, 1st Lien
4.193%, VAR LIBOR+2.500%, 10/17/23	744	750
Trugreen Limited Partner
5.536%, 04/13/23 (D)	494	500

		4,158

Securities & Trusts — 0.2%
AssuredPartners, 2017 September Refinancing Term Loan
5.069%, VAR LIBOR+3.500%, 10/22/24	750	754
RPI Finance Trust, Initial Term Loan B-6, 1st Lien
3.693%, VAR LIBOR+2.000%, 03/27/23	742	745
TCW Group, Term Loan B, 1st Lien
3.621%, 12/13/24 (D)	635	636
Vistra, Term Loan, 1st Lien
4.600%, 10/26/22 (D)	748	748

		2,883

Shipping & Ship Building — 0.2%
AI Mistral Holdco Limited, Initial Term Loan
4.569%, VAR LIBOR+3.000%, 01/17/24	744	740
International Seaways Operating, Term Loan, 1st Lien
6.850%, VAR LIBOR+5.500%, 05/30/22	745	745
Navios Maritime Partners LP, Initial Term Loan, 1st Lien
6.540%, VAR LIBOR+5.000%, 09/14/20	963	959

Description	Face Amount (000)	Value (000)

OSG Bulk Ships, Initial Term Loan, 1st Lien
5.650%, VAR LIBOR+4.250%, 08/05/19	$400	$385

		2,829

Steel — 0.1%
Zekelman Industries (fka JMC Steel Group), Term Loan, 1st Lien
4.073%, VAR LIBOR+2.750%, 06/14/21	836	839

Telecommunications — 0.8%
Altice Financing, March 2017 Refinancing Term Loan
4.109%, VAR LIBOR+2.750%, 07/15/25	950	929
CenturyLink, Initial Term B Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 01/31/25	1,250	1,204
Ciena, Refinancing Term Loan, 1st Lien
4.001%, VAR LIBOR+2.500%, 01/26/22	1,195	1,198
CPI International, Initial Term Loan, 1st Lien
8.819%, 07/25/25 (D)	313	313
Digicel International Finance Limited, Initial Term B Loan, 1st Lien
5.080%, VAR LIBOR+3.750%, 05/27/24	360	361
Greeneden U.S. Holdings I, LLC, Tranche B-2 Dollar Term Loan
5.443%, VAR LIBOR+3.750%, 12/01/23	937	942
Level 3 Financing, Tranche B 2024 Term Loan
3.696%, VAR LIBOR+2.250%, 02/22/24	1,670	1,670
Lumos Networks, Delayed Term Loan, 1st Lien
0.000%, 10/27/24 (F)	300	300
Lumos Networks, Term Loan B, 1st Lien
4.819%, VAR LIBOR+3.250%, 10/27/24	806	809
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 02/01/24	993	984
SBA Finance, Incremental Term Loan, 1st Lien
3.600%, VAR LIBOR+2.250%, 06/10/22 (F)	500	501

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 1st Lien
3.820%, VAR LIBOR+2.250%, 03/24/21	727	$729
Sprint Communications, Initial Term Loan
4.125%, VAR LIBOR+2.500%, 02/02/24	1,294	1,293
Syniverse Holdings, Tranche B Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 04/23/19	390	383
Zayo Group LLC (Zayo Capital), 2017 Incremental Refinancing B-2 Term Facility
3.802%, VAR LIBOR+2.250%, 01/19/24	1,136	1,139

		12,755

Transportation — 0.1%
Agro Merchants North America Holdings, Effective Date Loan, 1st Lien
5.319%, VAR LIBOR+3.750%, 11/15/24	1,000	1,005
XPO Logistics, Refinanced Term Loan, 1st Lien
3.599%, VAR LIBOR+2.250%, 11/01/21	931	936

		1,941

Total Loan Participations (Cost $158,004) (000)		157,736

SOVEREIGN DEBT — 9.1%
1MDB Global Investments
4.400%, 03/09/23	3,100	3,008
African Development Bank
2.125%, 11/16/22	50	49
1.375%, 02/12/20	100	99
1.125%, 09/20/19	100	98
Andina de Fomento
4.375%, 06/15/22	100	107
Argentine Bonos del Tesoro
18.200%, 10/03/21 (ARS)	17,523	960
Argentine Republic Government International Bond
8.280%, 12/31/33	2,032	2,395
7.500%, 04/22/26	1,310	1,483
7.125%, 07/06/36 (A)	560	607
7.125%, 06/28/17 (A)	360	371
6.875%, 04/22/21	195	212
5.625%, 01/26/22	750	791
2.500%, 03/31/19 (E)	1,519	1,117
Armenia International Bond
6.000%, 09/30/20 (A)	876	930

Description	Face Amount (000)(1)	Value (000)

Asian Development Bank
2.375%, 08/10/27	100	$98
2.000%, 01/22/25	100	97
1.750%, 03/21/19	100	100
1.750%, 06/08/21	200	197
1.625%, 08/26/20	100	99
1.625%, 03/16/21	200	197
1.375%, 01/15/19	100	99
1.000%, 08/16/19	100	98
Azerbaijan Government International Bond
4.750%, 03/18/24 (A)	1,765	1,822
Bahamas Government International Bond
6.000%, 11/21/28 (A)	1,210	1,258
Banco Nacional de Desenvolvimento Economico e Social
4.750%, 05/09/24 (A)	715	720
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/21 (BRL)	1,230	381
10.000%, 01/01/23 (BRL)	3,425	1,045
10.000%, 01/01/25 (BRL)	1,100	331
Brazilian Government International Bond
6.000%, 04/07/26	1,440	1,609
5.625%, 01/07/41	370	378
4.875%, 01/22/21	365	387
4.625%, 01/13/28	770	774
4.250%, 01/07/25	1,105	1,124
2.625%, 01/05/23	515	496
Canada Government International Bond
2.000%, 11/15/22	100	99
1.625%, 02/27/19	100	99
Chile Government International Bond
3.860%, 06/21/47	658	676
3.125%, 01/21/26	107	108
Colombia Government International Bond
7.375%, 03/18/19	100	106
7.375%, 09/18/37	945	1,277
6.125%, 01/18/41	600	724
5.000%, 06/15/45	860	909
4.500%, 01/28/26	340	363
4.375%, 07/12/21	200	211
4.000%, 02/26/24	970	1,006
3.875%, 04/25/27	1,617	1,646
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	700	735
7.000%, 04/04/44 (A)	390	403
Council of Europe Development Bank
1.750%, 11/14/19	100	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Croatia Government International Bond
6.375%, 03/24/21	$460	$506
Dominican Republic International Bond
7.450%, 04/30/44 (A)	915	1,091
6.875%, 01/29/26 (A)	990	1,130
6.850%, 01/27/45 (A)	250	281
6.600%, 01/28/24 (A)	290	325
5.950%, 01/25/27 (A)	800	864
5.500%, 01/27/25 (A)	365	387
Ecuador Government International Bond
10.750%, 03/28/22 (A)	790	923
9.650%, 12/13/26 (A)	560	643
8.875%, 10/23/27 (A)	700	770
8.750%, 06/02/23 (A)	440	487
7.950%, 06/20/24 (A)	1,220	1,296
7.950%, 06/20/24	210	223
Egypt Government International Bond
8.500%, 01/31/47 (A)	500	574
7.500%, 01/31/27 (A)	860	951
6.125%, 01/31/22 (A)	790	826
El Salvador Government International Bond
8.625%, 02/28/29 (A)	880	1,030
7.650%, 06/15/35 (A)	1,375	1,490
7.375%, 12/01/19 (A)	365	386
6.375%, 01/18/27 (A)	320	326
European Bank for Reconstruction & Development
1.750%, 11/26/19	150	149
1.500%, 03/16/20	200	197
0.875%, 07/22/19	200	197
European Investment Bank
3.250%, 01/29/24	250	260
2.375%, 05/24/27	250	246
2.250%, 03/15/22	150	149
2.125%, 10/15/21	200	199
2.125%, 04/13/26	100	97
2.000%, 12/15/22	150	147
1.875%, 03/15/19	150	150
1.375%, 06/15/20	150	147
1.375%, 09/15/21	100	97
1.250%, 05/15/19	100	99
1.250%, 12/16/19	300	295
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	206
Export Development Canada
2.000%, 05/17/22	200	197
Export-Import Bank of Korea
2.875%, 01/21/25	200	195
2.500%, 05/10/21	200	197

Description	Face Amount (000)	Value (000)

Georgia Government International Bond
6.875%, 04/12/21 (A)	$1,260	$1,409
Ghana Government International Bond
10.750%, 10/14/30 (A)	970	1,334
9.250%, 09/15/22 (A)	490	555
7.875%, 08/07/23 (A)	1,210	1,329
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	203
Honduras Government International Bond
8.750%, 12/16/20 (A)	670	751
7.500%, 03/15/24 (A)	200	223
6.250%, 01/19/27 (A)	330	352
Hungary Government International Bond
5.750%, 11/22/23	900	1,029
5.375%, 03/25/24	1,540	1,742
Indonesia Government International Bond
8.500%, 10/12/35 (A)	1,410	2,113
8.500%, 10/12/35	260	389
5.875%, 01/15/24 (A)	785	892
5.250%, 01/17/42 (A)	400	448
5.250%, 01/08/47 (A)	280	317
4.350%, 01/11/48	1,180	1,197
4.125%, 01/15/25 (A)	360	374
3.850%, 07/18/27 (A)	500	513
3.700%, 01/08/22 (A)	210	216
Inter-American Development Bank
2.375%, 07/07/27	100	98
2.125%, 11/09/20	250	250
2.125%, 01/15/25	125	123
1.875%, 03/15/21	150	149
1.750%, 04/14/22	150	147
1.750%, 09/14/22	100	97
1.625%, 05/12/20	150	148
1.000%, 05/13/19	100	99
International Bank for Reconstruction & Development
2.500%, 11/25/24	100	100
2.500%, 07/29/25	150	150
2.250%, 06/24/21	50	50
2.125%, 12/13/21	200	199
2.125%, 02/13/23	100	99
2.000%, 01/26/22	200	198
1.875%, 03/15/19	200	200
1.875%, 10/07/19	200	199
1.875%, 04/21/20	200	199
1.625%, 03/09/21	150	147
1.375%, 09/20/21	300	291
1.250%, 07/26/19	100	99
International Finance
2.000%, 10/24/22	50	49

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

1.625%, 07/16/20	100	$99
1.125%, 07/20/21	100	97
Israel Government International Bond
3.150%, 06/30/23	200	205
Ivory Coast Government International Bond
6.125%, 06/15/33 (A)	810	824
5.750%, 12/31/32 (A)	679	678
5.375%, 07/23/24 (A)	450	458
Jamaica Government International Bond
8.000%, 03/15/39	250	306
Japan Bank for International Cooperation
2.500%, 06/01/22	200	199
2.375%, 04/20/26	200	194
2.250%, 11/04/26	200	192
2.125%, 07/21/20	200	199
Jordan Government International Bond
7.375%, 10/10/47 (A)	1,300	1,354
5.750%, 01/31/27 (A)	370	367
Kazakhstan Government International Bond
6.500%, 07/21/45 (A)	540	693
Korea Development Bank
2.500%, 01/13/21	200	197
Korea International Bond
7.125%, 04/16/19	100	106
2.750%, 01/19/27	200	196
Kreditanstalt fuer Wiederaufbau
2.125%, 03/07/22	150	149
1.750%, 03/31/20	500	497
1.750%, 09/15/21	200	196
1.625%, 05/29/20	250	247
Lebanon Government International Bond
8.250%, 04/12/21	760	791
6.750%, 11/29/27	215	205
6.650%, 11/03/28	160	150
6.650%, 02/26/30	610	561
6.600%, 11/27/26	450	429
6.375%, 03/09/20	285	285
6.200%, 02/26/25	390	368
6.100%, 10/04/22	440	427
6.000%, 01/27/23	505	484
5.450%, 11/28/19	530	526
Malaysia Government Bond
4.254%, 05/31/35 (MYR)	3,650	867
3.844%, 04/15/33 (MYR)	2,510	580
Mexico Government International Bond
5.550%, 01/21/45	500	562
4.600%, 02/10/48	878	867
4.150%, 03/28/27	510	529
4.125%, 01/21/26	200	209

Description	Face Amount (000)(1)	Value (000)

Mongolia Government International Bond
10.875%, 04/06/21 (A)	2,100	$2,466
8.750%, 03/09/24 (A)	200	230
5.625%, 05/01/23 (A)	530	535
5.125%, 12/05/22 (A)	805	797
5.125%, 12/05/22	490	485
Nigeria Government International Bond
7.875%, 02/16/32 (A)	720	813
7.625%, 11/28/47 (A)	570	611
6.750%, 01/28/21 (A)	220	234
6.500%, 11/28/27 (A)	580	605
Nordic Investment Bank
1.500%, 09/29/20	200	197
Oman Government International Bond
6.500%, 03/08/47 (A)	660	661
5.375%, 03/08/27 (A)	1,235	1,246
4.750%, 06/15/26 (A)	465	451
3.875%, 03/08/22 (A)	300	302
3.625%, 06/15/21 (A)	200	200
Oman Sovereign Sukuk SAOC
4.397%, 06/01/24 (A)	620	619
Panama Government International Bond
9.375%, 04/01/29	455	689
6.700%, 01/26/36	1,385	1,844
5.200%, 01/30/20	100	105
4.500%, 05/15/47	200	215
Peru Government Bond
6.150%, 08/12/32 (PEN) (A)	1,820	597
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/27 (A)	490	506
Peruvian Government International Bond
7.350%, 07/21/25	100	130
6.950%, 08/12/31 (PEN) (A)	1,000	352
6.550%, 03/14/37	715	967
5.625%, 11/18/50	905	1,161
Philippine Government International Bond
7.750%, 01/14/31	209	298
6.375%, 10/23/34	1,030	1,378
5.500%, 03/30/26	200	236
4.200%, 01/21/24	200	217
3.700%, 02/02/42	300	298
Poland Government International Bond
6.375%, 07/15/19	200	212
4.000%, 01/22/24	125	133
3.000%, 03/17/23	150	153
Province of Alberta Canada
2.200%, 07/26/22	100	98
1.900%, 12/06/19	200	199

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

Province of British Columbia Canada
2.000%, 10/23/22	100	$98
Province of Manitoba Canada
2.125%, 06/22/26	500	470
2.050%, 11/30/20	150	149
Province of Ontario Canada
2.500%, 04/27/26	500	490
2.450%, 06/29/22	200	199
2.000%, 01/30/19	250	250
1.875%, 05/21/20	150	149
1.625%, 01/18/19	100	100
1.250%, 06/17/19	150	148
Province of Quebec Canada
2.875%, 10/16/24	100	101
2.625%, 02/13/23	200	200
2.500%, 04/20/26	600	587
Provincia de Buenos Aires
7.875%, 06/15/27 (A)	685	760
6.500%, 02/15/23 (A)	450	484
Provincia de Cordoba
7.125%, 06/10/21 (A)	170	184
Republic of Belarus International Bond
6.875%, 02/28/23 (A)	680	731
Republic of Italy Government International Bond
5.375%, 06/15/33	300	352
Republic of South Africa Government Bond
8.750%, 02/28/48 (ZAR)	5,500	403
Romanian Government International Bond
6.750%, 02/07/22 (A)	910	1,042
4.375%, 08/22/23 (A)	540	578
Russian Federal Bond - OFZ
8.150%, 02/03/27(RUB)	81,100	1,482
Russian Foreign Bond - Eurobond
5.625%, 04/04/42 (A)	400	448
5.250%, 06/23/47 (A)	800	837
4.875%, 09/16/23 (A)	400	433
4.750%, 05/27/26	1,000	1,061
Saudi Government International Bond
3.625%, 03/04/28 (A)	760	753
Senegal Government International Bond
8.750%, 05/13/21 (A)	1,025	1,182
6.250%, 07/30/24 (A)	300	324
6.250%, 05/23/33 (A)	580	612
Serbia Government International Bond
7.250%, 09/28/21 (A)	1,075	1,229

Description	Face Amount (000)(1)	Value (000)

South Africa Government International Bond
4.300%, 10/12/28	1,750	$1,688
Sri Lanka Government International Bond
6.850%, 11/03/25 (A)	445	491
6.825%, 07/18/26 (A)	430	473
6.200%, 05/11/27 (A)	1,430	1,510
6.125%, 06/03/25 (A)	220	232
5.875%, 07/25/22 (A)	295	311
Turkey Government International Bond
8.000%, 02/14/34	436	538
7.375%, 02/05/25	610	702
6.875%, 03/17/36	630	702
6.000%, 03/25/27	1,200	1,278
5.750%, 05/11/47	715	697
5.625%, 03/30/21	1,080	1,137
4.250%, 04/14/26	740	705
Ukraine Government AID Bonds
1.471%, 09/29/21	200	195
Ukraine Government International Bond
7.750%, 09/01/21 (A)	214	228
7.750%, 09/01/22 (A)	1,184	1,259
7.750%, 09/01/23 (A)	1,284	1,362
7.750%, 09/01/24 (A)	394	414
7.750%, 09/01/25 (A)	1,019	1,063
7.750%, 09/01/26 (A)	454	469
7.750%, 09/01/27 (A)	215	222
7.375%, 09/25/32 (A)	1,130	1,110
2.984%, 05/31/40 (A) (D)	314	173
Ukreximbank Via Biz Finance
9.625%, 04/27/22 (A)	345	368
Uruguay Government International Bond
9.875%, 06/20/22 (UYU) (A)	5,900	217
8.500%, 03/15/28 (UYU) (A)	3,940	137
5.100%, 06/18/50	1,943	2,156
4.500%, 08/14/24	544	590
4.375%, 10/27/27	2,045	2,190
Venezuela Government International Bond
7.750%, 10/13/19 (C)	515	116
7.650%, 04/21/25 (C)	362	72
7.000%, 03/31/38	422	87
Zambia Government International Bond
8.970%, 07/30/27 (A)	200	225
8.500%, 04/14/24 (A)	1,105	1,220
5.375%, 09/20/22 (A)	680	663

Total Sovereign Debt (Cost $138,718) (000)		144,577

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

ASSET-BACKED SECURITIES — 6.3%
Automotive — 3.6%
AmeriCredit Automobile Receivables Trust, Ser 2017-1, Cl A2A
1.510%, 05/18/20	$895	$894
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A2A
1.830%, 05/18/21	3,907	3,903
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A3
2.040%, 07/18/22	335	334
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl B
2.360%, 12/19/22	1,319	1,316
BMW Vehicle Lease Trust, Ser 2017-1, Cl A3
1.980%, 05/20/20	350	349
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/19	92	92
Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A2
1.760%, 06/22/20 (A)	1,753	1,750
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21 (A)	229	228
CarMax Auto Owner Trust, Ser 2016-4, Cl A4
1.600%, 06/15/22	250	245
CarMax Auto Owner Trust, Ser 2017-3, Cl A2A
1.640%, 09/15/20	2,076	2,072
CarMax Auto Owner Trust, Ser 2017-4, Cl A3
2.110%, 10/17/22	892	887
CarMax Auto Owner Trust, Ser 2017-4, Cl A4
2.330%, 05/15/23	545	542
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (A)	2	2
CPS Auto Receivables Trust, Ser 2015-B, Cl A
1.650%, 11/15/19 (A)	17	17
CPS Auto Receivables Trust, Ser 2016-B, Cl A
2.070%, 11/15/19 (A)	262	262
CPS Auto Receivables Trust, Ser 2016-C, Cl A
1.620%, 01/15/20 (A)	707	706

Description	Face Amount (000)	Value (000)

CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/20 (A)	$885	$882
CPS Auto Trust, Ser 2016-D, Cl A
1.500%, 06/15/20 (A)	855	853
Drive Auto Receivables Trust, Ser 2017-1, Cl A2A
1.670%, 05/15/19	720	720
Drive Auto Receivables Trust, Ser 2017-2, Cl A2A
1.630%, 08/15/19	1,334	1,333
Drive Auto Receivables Trust, Ser 2017-2, Cl B
2.250%, 06/15/21	1,532	1,530
Drive Auto Receivables Trust, Ser 2017-3, Cl A1
1.450%, 11/15/18	897	897
Drive Auto Receivables Trust, Ser 2017-3, Cl B
2.300%, 05/17/21	1,343	1,340
Drive Auto Receivables Trust, Ser 2017-BA, Cl A2
1.590%, 12/17/18 (A)	126	126
Drive Auto Receivables Trust, Ser 2017-BA, Cl B
2.200%, 05/15/20 (A)	733	733
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.440%, 11/15/19 (A)	162	162
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/20 (A)	1,880	1,879
DT Auto Owner Trust, Ser 2017-3A, Cl A
1.730%, 08/17/20 (A)	2,027	2,024
DT Auto Owner Trust, Ser 2017-4A, Cl A
1.850%, 08/17/20 (A)	4,734	4,716
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl A
2.350%, 07/15/20 (A)	54	54
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/20 (A)	769	768
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/21 (A)	2,076	2,073
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/20 (A)	454	453
Flagship Credit Auto Trust, Ser 2015-1, Cl A
1.630%, 06/15/20 (A)	1	1

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Flagship Credit Auto Trust, Ser 2015-3, Cl A
2.380%, 10/15/20 (A)	$151	$151
Flagship Credit Auto Trust, Ser 2016-2, Cl A1
2.280%, 05/15/20 (A)	99	99
Flagship Credit Auto Trust, Ser 2016-3, Cl A1
1.610%, 12/15/19 (A)	353	353
Flagship Credit Auto Trust, Ser 2016-4, Cl A1
1.470%, 03/16/20 (A)	1,678	1,676
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A4
1.920%, 04/15/22	3,427	3,403
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A2A
1.490%, 05/15/20	2,491	2,487
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A3
1.690%, 11/15/21	145	145
Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3
2.010%, 03/15/22	1,197	1,193
GM Financial Consumer Automobile, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	1,814	1,803
GM Financial Consumer Automobile Receivables Trust, Ser 2017-3A, Cl A3
1.970%, 05/16/22 (A)	3,096	3,078
Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3
2.050%, 11/22/21	1,102	1,099
Nissan Auto Receivables Owner Trust, Ser 2017-C, Cl A4
2.280%, 02/15/24	1,586	1,582
Santander Drive Auto Receivables Trust, Ser 2015-2, Cl B
1.830%, 01/15/20	35	35
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/20	359	359
Santander Retail Auto Lease Trust, Ser 2017-A, Cl A3
2.220%, 01/20/21 (A)	1,495	1,488
Toyota Auto Receivables Owner Trust, Ser 2017-A, Cl A2A
1.420%, 09/16/19	2,023	2,020
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/19 (A)	1,100	1,100

Description	Face Amount (000)	Value (000)

Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/20 (A)	$1,665	$1,664

		57,878

Credit Card — 1.7%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	2,449	2,438
American Express Credit Account Master Trust, Ser 2017-6, Cl A
2.040%, 05/15/23	3,176	3,165
American Express Credit Account Master Trust, Ser 2017-7, Cl A
2.350%, 05/15/25	1,014	1,011
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	2,168	2,158
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/22	250	247
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/23	1,177	1,170
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	200	204
Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
1.740%, 01/19/21	5,146	5,134
Citibank Credit Card Issuance Trust, Ser 2017-A7, Cl A7
1.777%, VAR LIBOR USD 1 Month+0.370%, 08/08/24	2,242	2,251
Citibank Credit Card Issuance Trust, Ser 2017-A8, Cl A8
1.860%, 08/08/22	250	248
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	270	267
Discover Card Execution Note Trust, Ser 2017-A6, Cl A6
1.880%, 02/15/23	3,706	3,673
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
1.837%, VAR LIBOR USD 1 Month+0.360%, 04/15/25	2,059	2,068

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/24	$2,747	$2,736

		26,770

Other Asset-Backed Securities — 1.0%
AJAX Mortgage Loan Trust, Ser 2016-C, Cl A
4.000%, 10/25/57 (A)	694	699
AJAX Mortgage Loan Trust, Ser 2017-A, Cl A
3.470%, 04/25/57 (A)	290	290
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/32 (A)	1,172	1,170
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/32 (A)	1,732	1,732
Bayview Opportunity Master Fund IIIb Trust, Ser 2017-RN2, Cl A1
3.475%, 04/28/32 (A) (D)	608	610
Bayview Opportunity Master Fund IIIb Trust, Ser 2017-RN3, Cl A1
3.228%, 05/28/32 (A)	208	208
Bayview Opportunity Master Fund IVb Trust, Ser 2017-NPL1, Cl A1
3.598%, 01/28/32 (A)	267	268
CAM Mortgage Trust, Ser 2016-2, Cl A1
3.250%, 06/15/57 (A)	32	32
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl A
2.480%, 09/15/24	150	149
GCAT, Ser 2017-2, Cl A1
3.500%, 04/25/47 (A)	787	788
GCAT, Ser 2017-3, Cl A1
3.352%, 04/25/47 (A)	375	375
GCAT, Ser 2017-5, Cl A1
3.228%, 07/25/47 (A)	275	275
NYMT Residential, Ser 2016g-RP1A, Cl A
4.000%, 03/25/21 (A)	99	99
Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL1, Cl A1
3.000%, 06/25/57 (A)	759	757

Description	Face Amount (000)	Value (000)

Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL2, Cl A1
3.000%, 07/25/57 (A)	$1,118	$1,117
PRPM, Ser 2017-2A, Cl A1
3.500%, 09/25/22 (A)	1,075	1,072
RCO Mortgage, Ser 2017-1, Cl A1
3.375%, 08/25/22 (A)	2,042	2,044
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/22 (A)	1,941	1,931
VOLT LVI, Ser 2017-NPL3, Cl A1
3.500%, 03/25/47 (A)	620	622
VOLT LVII, Ser 2017-NPL4, Cl A1
3.375%, 04/25/47 (A)	264	265
VOLT LXI, Ser 2017-NPL8, Cl A1
3.125%, 06/25/47 (A)	906	906
VOLT XXXVIII, Ser 2015-NP12, Cl A1
3.875%, 09/25/45 (A)	65	65

		15,474

Total Asset-Backed Securities (Cost $100,350) (000)		100,122

COMMERCIAL PAPER — 1.0%
American Honda Finance
1.401%, 01/10/18	3,911	3,909
Bank of Tokyo-Mitsubishi UFJ NY
1.481%, 01/03/18	3,892	3,891
National Rural Utilities Cooperative Finance
1.582%, 01/25/18	3,809	3,805
Province of British Columbia Canada
1.431%, 01/11/18	3,421	3,419

Total Commercial Paper (Cost $15,026) (000)		15,024

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FFCB
1.680%, 10/13/20	100	99
1.550%, 05/08/20	200	198
FHLB
2.750%, 12/13/24	300	305
2.300%, 07/19/22	200	199
2.260%, 10/04/22	150	149
2.160%, 08/17/22	100	98
2.150%, 09/26/22	200	197
1.875%, 11/29/21	150	149
1.375%, 11/15/19	125	124

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

1.250%, 01/16/19	$250	$248
1.125%, 06/21/19	300	297
1.000%, 09/26/19	250	246
0.875%, 08/05/19	100	98
FHLMC
6.250%, 07/15/32	1,176	1,650
2.375%, 01/13/22	2,311	2,332
1.600%, 07/26/19	250	249
1.330%, 12/30/20	400	388
1.250%, 08/01/19	500	495
1.125%, 04/15/19	300	297
FNMA
6.625%, 11/15/30	300	422
2.625%, 09/06/24	1,252	1,269
2.125%, 04/24/26	200	193
1.875%, 12/28/20	131	130
1.750%, 06/20/19	300	299
1.650%, 01/27/20	300	298
1.500%, 07/30/20-06/22/20	927	915
1.375%, 01/28/19	200	199
1.000%, 08/28/19	250	246
Tennessee Valley Authority
5.250%, 09/15/39	200	270
2.875%, 02/01/27	250	255

Total U.S. Government Agency Obligations (Cost $12,204) (000)		12,314

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority RB
6.263%, 04/01/49	200	296
California State GO
7.300%, 10/01/39	325	485
California State, Department of Water Resources, Power Supply Revenue RB
2.000%, 05/01/22	100	98
Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	150	152
Illinois State 1060118 GO
5.100%, 06/01/33	1,710	1,707
New Jersey State, Transportation Trust Fund RB
5.754%, 12/15/28	1,050	1,205
Permanent University Fund - Texas A&M University System RB
3.660%, 07/01/47	100	100
South Carolina State, Public Service Authority RB
2.388%, 12/01/23	100	95
State of California GO
7.500%, 04/01/34	1,225	1,814
State of Illinois GO
5.877%, 03/01/19	495	510

Description	Face Amount (000)	Value (000)

State of Wisconsin RB
3.154%, 05/01/27	$200	$203
University of California RB
4.858%, 05/15/12	200	223
University of Texas System RB
3.354%, 08/15/47	250	251

Total Municipal Bonds (Cost $6,943) (000)		7,139

	Shares
PREFERRED STOCK — 0.0%
Education Management* (G) (J)	1,550,903	2

Total Preferred Stock (Cost $188) (000)		2

SHORT-TERM INVESTMENT — 8.0%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.160% (I)	126,387,186	126,387

Total Short-Term Investment (Cost $126,387) (000)		126,387

Total Investments In Securities — 110.0% (Cost $1,730,901) (000)		$1,739,527

Percentages are based on net assets of $1,581,880 (000).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	01/22/18	USD	182	PEN	592	$1
Barclays PLC	01/23/18	GBP	874	USD	1,155	(26)
BNP Paribas	02/12/18	USD	748	KRW	811,000	13
BNP Paribas	02/12/18	KRW	1,701,000	USD	1,527	(68)
HSBC	03/02/18	USD	1,093	IDR	14,886,000	3
Barclays PLC	03/14/18	INR	25,410	USD	391	(4)
HSBC	03/20/18	USD	821	COP	2,474,000	2
BNP Paribas	04/24/18	USD	437	ARS	8,460	(10)
Barclays PLC	05/10/18	USD	898	MYR	3,794	34
Barclays PLC	06/13/18	USD	802	KZT	276,000	4

						$(51)

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

KP Fixed Income Fund

"accredited investors." The total value of these securities at December 31, 2017 was $182,338 (000) and represents 11.5% of Net Assets.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Step Bonds-The rate reflected on the Schedule of Investments is the effective yield on December 31, 2017. The coupon on a step bond changes on a specified date.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Level 3 security fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2017, was $240 (000) and represented 0.0% of Net Assets.
(H)	Credit-linked note.
(I)	The rate reported is the 7-day effective yield as of December 31, 2017.
(J)	Currently, no stated interest rate.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

COP — Colombian Peso

EGP — Egyptian Pound

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GEL — Georgian Lari

GHS — Ghana Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — South Korean Won

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Sol

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

TLB — Term Loan B

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Corporate Obligations	$—	$399,153	$238	$399,391
U.S. Treasury Obligations	—	389,688	—	389,688
Mortgage-Backed Securities	—	387,147	—	387,147
Loan Participations	—	157,736	—	157,736
Sovereign Debt	—	144,577	—	144,577
Asset-Backed Securities	—	100,122	—	100,122
Commercial Paper	—	15,024	—	15,024
U.S. Government Agency Obligations	—	12,314	—	12,314
Municipal Bonds	—	7,139	—	7,139
Preferred Stock	—	—	2	2
Short-Term Investment	126,387	—	—	126,387

Total Investments in Securities	$126,387	$1,612,900	$240	$1,739,527

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts**
Unrealized Appreciation	$—	$57	$—	$57
Unrealized Depreciation	—	(108)	—	(108)

Total Other Financial Instruments	$—	$(51)	$—	$(51)

^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
**	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the year ended December 31, 2017, there were no transfers between Level 2 and Level 1 assets and liabilities. For the year ended December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities or Level 1 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$298,681	$615,588	$778,219	$776,445
Unaffiliated Investments at Cost	116,625	201,960	195,309	136,938

Affiliated Investments at Fair Value	$321,189	$672,974	$863,447	$874,195
Unaffiliated Investments at Fair Value	118,522	204,606	197,925	139,240
Receivable for Investment Securities Sold	164	385	—	—
Dividends Receivable	56	90	72	37
Receivable for Capital Shares Sold	—	—	110	1,001
Prepaid Expenses	13	25	29	27

Total Assets	439,944	878,080	1,061,583	1,014,500

Liabilities:
Payable for Capital Shares Redeemed	162	380	—	—
Due to Custodian	56	90	72	37
Payable due to Administrator	9	19	23	22
Payable due to Adviser	5	8	8	5
Chief Compliance Officer Fees Payable	1	2	2	2
Payable for Investment Securities Purchased	—	—	104	995
Other Accrued Expenses	24	47	61	60

Total Liabilities	257	546	270	1,121

Net Assets	$439,687	$877,534	$1,061,313	$1,013,379

NET ASSETS:
Paid-in Capital	$409,239	$802,606	$951,768	$890,514
Accumulated Net Realized Gain on Investments	6,043	14,896	21,701	22,813
Net Unrealized Appreciation on Investments	24,405	60,032	87,844	100,052

Net Assets	$439,687	$877,534	$1,061,313	$1,013,379

Institutional Class Shares:
Net Assets	$439,687	$877,534	$1,061,313	$1,013,379
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	41,828,773	80,507,874	94,624,249	88,546,087
Net Asset Value, Offering and Redemption Price Per Share*	$10.51	$10.90	$11.22	$11.44

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:
Affiliated Investments at Cost	$900,158	$849,451	$634,648
Unaffiliated Investments at Cost	104,972	68,347	39,851

Affiliated Investments at Fair Value	$1,025,803	$973,452	$725,913
Unaffiliated Investments at Fair Value	107,398	70,302	40,990
Receivable for Capital Shares Sold	58	73	—
Dividends Receivable	12	—	—
Receivable for Investment Securities Sold	—	—	153
Prepaid Expenses	30	28	20

Total Assets	1,133,301	1,043,855	767,076

Liabilities:
Payable for Investment Securities Purchased	53	67	—
Payable due to Administrator	24	22	16
Due to Custodian	12	—	—
Payable due to Adviser	4	3	2
Chief Compliance Officer Fees Payable	2	2	2
Payable for Capital Shares Redeemed	—	—	149
Other Accrued Expenses	66	63	46

Total Liabilities	161	157	215

Net Assets	$1,133,140	$1,043,698	$766,861

NET ASSETS:
Paid-in Capital	$977,700	$891,483	$654,954
Accumulated Net Realized Gain on Investments	27,369	26,259	19,503
Net Unrealized Appreciation on Investments	128,071	125,956	92,404

Net Assets	$1,133,140	$1,043,698	$766,861

Institutional Class Shares:
Net Assets	$1,133,140	$1,043,698	$766,861
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	97,037,691	88,246,039	64,427,032
Net Asset Value, Offering and Redemption Price Per Share*	$11.68	$11.83	$11.90

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Assets:
Affiliated Investments at Cost	$348,269	$95,877	$20,285
Unaffiliated Investments at Cost	19,953	5,450	1,125

Affiliated Investments at Fair Value	$393,543	$106,225	$21,848
Unaffiliated Investments at Fair Value	20,483	5,531	1,138
Receivable for Investment Securities Sold	22	267	—
Receivable for Capital Shares Sold	—	—	16
Prepaid Expenses	10	3	1

Total Assets	414,058	112,026	23,003

Liabilities:
Payable for Capital Shares Redeemed	20	267	—
Payable due to Administrator	9	2	—
Payable due to Adviser	1	—	—
Chief Compliance Officer Fees Payable	1	—	—
Payable for Investment Securities Purchased	—	—	16
Other Accrued Expenses	26	9	2

Total Liabilities	57	278	18

Net Assets	$414,001	$111,748	$22,985

NET ASSETS:
Paid-in Capital	$357,577	$98,661	$20,969
Accumulated Net Realized Gain on Investments	10,620	2,658	440
Net Unrealized Appreciation on Investments	45,804	10,429	1,576

Net Assets	$414,001	$111,748	$22,985

Institutional Class Shares:
Net Assets	$414,001	$111,748	$22,985
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	34,481,941	9,292,907	1,915,847
Net Asset Value, Offering and Redemption Price Per Share*	$12.01	$12.03	$12.00

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:
Investments at Cost	$1,804,577	$932,116	$1,240,558	$1,730,901
Cost of Foreign Currency	—	—	8,549	91

Investments at Fair Value	$2,247,867	$1,077,583	$1,458,639	$1,739,527
Cash	68	36	18	2,328
Foreign Currency at Value	—	—	8,706	92
Dividends and Interest Receivable	2,112	867	1,749	9,604
Receivable for Investment Securities Sold	1,394	1,177	459	55,842
Due from Broker on Futures Contracts	680	325	1,519	—
Receivable for Capital Shares Sold	404	256	249	354
Reclaims Receivable	187	8	2,317	22
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	57
Prepaid Expenses	7	6	6	5

Total Assets	2,252,719	1,080,258	1,473,662	1,807,831

Liabilities:
Payable for Investment Securities Purchased	716	4,382	1,944	224,946
Payable due to Sub-Advisers	387	379	365	253
Payable for Capital Shares Redeemed	294	87	191	342
Payable due to Adviser	86	41	55	61
Variation Margin Payable on Futures Contracts	73	72	—	—
Payable due to Administrator	71	34	45	50
Chief Compliance Officer Fees Payable	2	1	1	1
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	108
Accrued Foreign Capital Gains Tax	—	—	643	—
Other Accrued Expenses	173	104	450	190

Total Liabilities	1,802	5,100	3,694	225,951

Net Assets	$2,250,917	$1,075,158	$1,469,968	$1,581,880

NET ASSETS:
Paid-in Capital	$1,807,177	$915,372	$1,252,330	$1,574,849
Undistributed/(Distributions in Excess of) Net Investment Income	63	222	(4,491)	18
Accumulated Net Realized Gain/(Loss) on Investments	160	14,057	4,226	(1,559)
Net Unrealized Appreciation on Investments	443,290	145,467	218,081	8,626
Net Unrealized Appreciation on Futures Contracts	224	40	357	—
Net Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	3	—	108	(54)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	(643)	—

Net Assets	$2,250,917	$1,075,158	$1,469,968	$1,581,880

Institutional Class Shares:
Net Assets	$2,250,917	$1,075,158	$1,469,968	$1,581,880
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	173,360,438	89,033,705	131,208,560	157,435,062
Net Asset Value, Offering and Redemption Price Per Share*	$12.98	$12.08	$11.20	$10.05

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2017

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund
Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$6,311	$12,683	$15,516	$15,181
Income Distributions from Unaffiliated Registered Investment Companies	2,384	4,124	4,151	3,099

Total Investment Income	8,695	16,807	19,667	18,280

Expenses:
Administration Fees	113	209	242	228
Investment Advisory Fees	57	90	82	56
Trustees' Fees	12	22	25	24
Chief Compliance Officer Fees	4	7	9	8
Custodian Fees/Transfer Agent Fees	43	82	95	90
Professional Fees	31	58	67	63
Printing Fees	25	49	59	56
Registration Fees	21	36	46	44
Other Fees	8	15	16	15

Total Expenses	314	568	641	584

Net Investment Income	8,381	16,239	19,026	17,696

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	8,354	12,756	12,996	11,836
Net Realized Gain on Unaffiliated Investments	254	437	494	131
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	6,139	15,364	23,163	25,894
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	324	583	670	610
Net Change in Unrealized Appreciation on Affiliated Investments	18,024	45,719	69,549	80,578
Net Change in Unrealized Appreciation on Unaffiliated Investments	1,088	1,891	2,254	2,408

Net Realized and Unrealized Gain on Investments	34,183	76,750	109,126	121,457

Net Increase in Net Assets Resulting from Operations	$42,564	$92,989	$128,152	$139,153

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2017

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$17,418	$16,283	$11,996
Income Distributions from Unaffiliated Registered Investment Companies	2,623	1,817	955

Total Investment Income	20,041	18,100	12,951

Expenses:
Administration Fees	252	230	165
Investment Advisory Fees	42	27	16
Trustees' Fees	26	24	17
Chief Compliance Officer Fees	9	8	6
Custodian Fees/Transfer Agent Fees	100	91	66
Professional Fees	70	64	46
Printing Fees	63	58	42
Registration Fees	48	44	33
Other Fees	16	15	9

Total Expenses	626	561	400

Net Investment Income	19,415	17,539	12,551

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	12,134	10,988	7,119
Net Realized Gain/(Loss) on Unaffiliated Investments	16	(73)	68
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	32,384	31,900	24,458
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	580	419	244
Net Change in Unrealized Appreciation on Affiliated Investments	103,261	102,560	77,031
Net Change in Unrealized Appreciation on Unaffiliated Investments	2,612	2,005	1,142

Net Realized and Unrealized Gain on Investments	150,987	147,799	110,062

Net Increase in Net Assets Resulting from Operations	$170,402	$165,338	$122,613

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2017

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund
Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$6,445	$1,738	$356
Income Distributions from Unaffiliated Registered Investment Companies	525	139	29

Total Investment Income	6,970	1,877	385

Expenses:
Administration Fees	85	21	4
Trustees' Fees	9	2	—
Investment Advisory Fees	8	2	—
Chief Compliance Officer Fees	3	1	—
Custodian Fees/Transfer Agent Fees	34	8	2
Professional Fees	24	6	1
Printing Fees	22	6	1
Registration Fees	19	6	1
Other Fees	5	1	—

Total Expenses	209	53	9

Net Investment Income	6,761	1,824	376

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	3,315	668	527
Net Realized Gain on Unaffiliated Investments	160	56	10
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	13,530	3,660	746
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	121	32	7
Net Change in Unrealized Appreciation on Affiliated Investments	39,837	9,363	1,267
Net Change in Unrealized Appreciation on Unaffiliated Investments	372	70	12

Net Realized and Unrealized Gain on Investments	57,335	13,849	2,569

Net Increase in Net Assets Resulting from Operations	$64,096	$15,673	$2,945

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2017

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund
Investment Income:
Dividend Income	$35,003	$9,172	$36,888	$920
Interest Income	—	—	—	39,964
Less: Foreign Taxes Withheld	(64)	(8)	(3,109)	—

Total Investment Income	34,939	9,164	33,779	40,884

Expenses:
Sub-Advisory Fees	4,065	4,041	4,203	2,680
Investment Advisory Fees	905	449	611	641
Administration Fees	733	364	495	519
Trustees' Fees	24	13	16	13
Chief Compliance Officer Fees	10	5	7	4
Custodian Fees/Transfer Agent Fees	199	150	704	136
Professional Fees	85	42	57	57
Printing Fees	47	23	31	32
Registration Fees	39	16	7	55
Other Fees	55	43	349	203

Total Expenses	6,162	5,146	6,480	4,340

Net Investment Income	28,777	4,018	27,299	36,544

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Investments	111,264	102,911	54,727	4,429
Net Realized Gain/(Loss) on Futures Contracts	3,615	923	3,306	(9)
Net Realized Gain/(Loss) on Forward Contracts and Foreign Currency Transactions	(4)	—	578	(370)
Net Change in Unrealized Appreciation on Investments	272,364	55,529	246,265	18,237
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	331	237	486	(64)
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	13	—	243	(154)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(401)	—

Net Realized and Unrealized Gain on Investments	387,583	159,600	305,204	22,069

Net Increase in Net Assets Resulting from Operations	$416,360	$163,618	$332,503	$58,613

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2015 Fund		KP Retirement Path 2020 Fund
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016
Operations:
Net Investment Income	$8,381	$8,126	$16,239	$13,349
Net Realized Gain on Affiliated and Unaffiliated Investments	8,608	1,529	13,193	1,514
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	6,463	4,007	15,947	6,752
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	19,112	11,306	47,610	21,525

Net Increase in Net Assets Resulting from Operations	42,564	24,968	92,989	43,140

Distributions to Shareholders:
Investment Income	(9,790)	(9,953)	(19,678)	(16,115)
Net Realized Gains	(8,432)	(4,267)	(12,841)	(6,369)

Total Distributions to Shareholders	(18,222)	(14,220)	(32,519)	(22,484)

Capital Share Transactions:
Institutional Shares:
Issued	20,469	38,233	86,658	88,216
Reinvestment of Distributions	18,221	14,219	32,519	22,484
Redeemed	(85,648)	(84,189)	(74,224)	(66,991)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(46,958)	(31,737)	44,953	43,709

Total Increase/(Decrease) in Net Assets	(22,616)	(20,989)	105,423	64,365

Net Assets:
Beginning of Year	462,303	483,292	772,111	707,746

End of Year	$439,687	$462,303	$877,534	$772,111

Undistributed Net Investment Income	$—	$—	$—	$—

Share Transactions:
Institutional Shares:
Issued	1,953	3,836	8,096	8,792
Reinvestment of Distributions	1,717	1,418	2,958	2,214
Redeemed	(8,246)	(8,375)	(6,980)	(6,639)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(4,576)	(3,121)	4,074	4,367

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016
Operations:
Net Investment Income	$19,026	$14,476	$17,696	$13,292
Net Realized Gain on Affiliated and Unaffiliated Investments	13,490	1,441	11,967	1,160
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	23,833	7,573	26,504	7,134
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	71,803	27,563	82,986	30,249

Net Increase in Net Assets Resulting from Operations	128,152	51,053	139,153	51,835

Distributions to Shareholders:
Investment Income	(24,188)	(17,023)	(23,531)	(15,171)
Net Realized Gains	(13,568)	(8,060)	(13,250)	(8,679)

Total Distributions to Shareholders	(37,756)	(25,083)	(36,781)	(23,850)

Capital Share Transactions:
Institutional Shares:
Issued	130,169	116,073	134,916	115,617
Reinvestment of Distributions	37,756	25,082	36,781	23,850
Redeemed	(39,741)	(43,150)	(34,582)	(32,733)

Increase in Net Assets from Capital Share Transactions	128,184	98,005	137,115	106,734

Total Increase in Net Assets	218,580	123,975	239,487	134,719

Net Assets:
Beginning of Year	842,733	718,758	773,892	639,173

End of Year	$1,061,313	$842,733	$1,013,379	$773,892

Undistributed Net Investment Income	$—	$—	$—	$—

Share Transactions:
Institutional Shares:
Issued	11,949	11,583	12,265	11,636
Reinvestment of Distributions	3,339	2,458	3,187	2,339
Redeemed	(3,653)	(4,301)	(3,125)	(3,278)

Net Increase in Shares Outstanding from Share Transactions	11,635	9,740	12,327	10,697

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016
Operations:
Net Investment Income	$19,415	$14,290	$17,539	$12,534
Net Realized Gain on Affiliated and Unaffiliated Investments	12,150	1,326	10,915	1,426
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	32,964	8,023	32,319	7,291
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	105,873	36,650	104,565	34,783

Net Increase in Net Assets Resulting from Operations	170,402	60,289	165,338	56,034

Distributions to Shareholders:
Investment Income	(26,789)	(15,935)	(24,829)	(13,659)
Net Realized Gains	(14,563)	(10,502)	(13,825)	(10,209)

Total Distributions to Shareholders	(41,352)	(26,437)	(38,654)	(23,868)

Capital Share Transactions:
Institutional Shares:
Issued	154,433	131,864	156,449	130,554
Reinvestment of Distributions	41,352	26,437	38,654	23,868
Redeemed	(37,597)	(38,161)	(40,860)	(35,450)

Increase in Net Assets from Capital Share Transactions	158,188	120,140	154,243	118,972

Total Increase in Net Assets	287,238	153,992	280,927	151,138

Net Assets:
Beginning of Year	845,902	691,910	762,771	611,633

End of Year	$1,133,140	$845,902	$1,043,698	$762,771

Undistributed Net Investment Income	$—	$—	$—	$—

Share Transactions:
Institutional Shares:
Issued	13,876	13,338	13,942	13,235
Reinvestment of Distributions	3,510	2,587	3,239	2,333
Redeemed	(3,362)	(3,872)	(3,617)	(3,590)

Net Increase in Shares Outstanding from Share Transactions	14,024	12,053	13,564	11,978

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016
Operations:
Net Investment Income	$12,551	$8,775	$6,761	$4,149
Net Realized Gain on Affiliated and Unaffiliated Investments	7,187	829	3,475	336
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	24,702	5,126	13,651	2,442
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	78,173	24,715	40,209	11,698

Net Increase in Net Assets Resulting from Operations	122,613	39,445	64,096	18,625

Distributions to Shareholders:
Investment Income	(18,256)	(9,281)	(9,852)	(4,419)
Net Realized Gains	(9,454)	(7,428)	(4,674)	(3,080)

Total Distributions to Shareholders	(27,710)	(16,709)	(14,526)	(7,499)

Capital Share Transactions:
Institutional Shares:
Issued	140,447	112,696	109,506	81,707
Reinvestment of Distributions	27,710	16,708	14,527	7,499
Redeemed	(32,035)	(29,789)	(17,190)	(15,001)

Increase in Net Assets from Capital Share Transactions	136,122	99,615	106,843	74,205

Total Increase in Net Assets	231,025	122,351	156,413	85,331

Net Assets:
Beginning of Year	535,836	413,485	257,588	172,257

End of Year	$766,861	$535,836	$414,001	$257,588

Undistributed Net Investment Income	$—	$39	$—	$—

Share Transactions:
Institutional Shares:
Issued	12,444	11,444	9,642	8,265
Reinvestment of Distributions	2,307	1,636	1,200	731
Redeemed	(2,831)	(3,026)	(1,503)	(1,511)

Net Increase in Shares Outstanding from Share Transactions	11,920	10,054	9,339	7,485

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016
Operations:
Net Investment Income	$1,824	$883	$376	$148
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	724	(209)	537	(197)
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	3,692	505	753	85
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	9,433	2,531	1,279	597

Net Increase in Net Assets Resulting from Operations	15,673	3,710	2,945	633

Distributions to Shareholders:
Investment Income	(2,656)	(940)	(544)	(157)
Net Realized Gains	(935)	(476)	(370)	(99)

Total Distributions to Shareholders	(3,591)	(1,416)	(914)	(256)

Capital Share Transactions:
Institutional Shares:
Issued	47,091	28,855	14,049	6,088
Reinvestment of Distributions	3,591	1,416	914	256
Redeemed	(5,835)	(4,834)	(3,106)	(3,372)

Increase in Net Assets from Capital Share Transactions	44,847	25,437	11,857	2,972

Total Increase in Net Assets	56,929	27,731	13,888	3,349

Net Assets:
Beginning of Year	54,819	27,088	9,097	5,748

End of Year	$111,748	$54,819	$22,985	$9,097

Undistributed Net Investment Income	$—	$—	$—	$—

Share Transactions:
Institutional Shares:
Issued	4,142	2,927	1,231	614
Reinvestment of Distributions	296	138	75	25
Redeemed	(509)	(494)	(275)	(342)

Net Increase in Shares Outstanding from Share Transactions	3,929	2,571	1,031	297

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016
Operations:
Net Investment Income	$28,777	$22,108	$4,018	$7,050
Net Realized Gain on Investments and Futures Contracts	114,879	30,821	103,834	11,118
Net Realized Loss on Foreign Currency Transactions	(4)	(5)	—	—
Net Change in Unrealized Appreciation on Investments and Futures Contracts	272,695	84,571	55,766	130,810
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	13	(2)	—	—

Net Increase in Net Assets Resulting from Operations	416,360	137,493	163,618	148,978

Distributions to Shareholders:
Investment Income	(29,727)	(22,148)	(5,537)	(7,022)
Net Realized Gains	(114,518)	(33,245)	(88,899)	—

Total Distributions to Shareholders	(144,245)	(55,393)	(94,436)	(7,022)

Capital Share Transactions:
Institutional Shares:
Issued	556,932	255,927	156,258	130,410
Reinvestment of Distributions	144,245	55,394	94,435	7,022
Redeemed	(199,003)	(156,489)	(175,532)	(129,425)

Increase in Net Assets from Capital Share Transactions	502,174	154,832	75,161	8,007

Total Increase in Net Assets	774,289	236,932	144,343	149,963

Net Assets:
Beginning of Year	1,476,628	1,239,696	930,815	780,852

End of Year	$2,250,917	$1,476,628	$1,075,158	$930,815

Undistributed Net Investment Income	$63	$449	$222	$767

Share Transactions:
Institutional Shares:
Issued	46,225	23,953	13,147	13,210
Reinvestment of Distributions	10,965	4,879	7,755	624
Redeemed	(15,767)	(14,288)	(14,823)	(12,661)

Net Increase in Shares Outstanding from Share Transactions	41,423	14,544	6,079	1,173

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP International Equity Fund		KP Fixed Income Fund
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016
Operations:
Net Investment Income	$27,299	$24,690	$36,544	$23,773
Net Realized Gain/(Loss) on Investments and Futures Contracts	58,033	(25,243)	4,420	8,970
Net Realized Gain/(Loss) on Forward Contracts and Foreign Currency Transactions	578	(753)	(370)	(94)
Net Change in Unrealized Appreciation on Investments and Futures Contracts	246,751	38,085	18,173	5,582
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	243	(29)	(154)	75
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(401)	—	—	—

Net Increase in Net Assets Resulting from Operations	332,503	36,750	58,613	38,306

Distributions to Shareholders:
Investment Income	(33,624)	(23,849)	(37,093)	(23,968)
Net Realized Gains	(6,402)	—	(461)	(10,691)

Total Distributions to Shareholders	(40,026)	(23,849)	(37,554)	(34,659)

Capital Share Transactions:
Institutional Shares:
Issued	262,294	247,397	588,784	253,012
Reinvestment of Distributions	40,026	23,848	37,554	34,659
Redeemed	(357,559)	(78,329)	(134,858)	(142,299)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(55,239)	192,916	491,480	145,372

Total Increase in Net Assets	237,238	205,817	512,539	149,019

Net Assets:
Beginning of Year	1,232,730	1,026,913	1,069,341	920,322

End of Year	$1,469,968	$1,232,730	$1,581,880	$1,069,341

Undistributed/(Distributions in Excess of) Net Investment Income	$(4,491)	$(1,055)	$18	$216

Share Transactions:
Institutional Shares:
Issued	25,765	28,040	58,589	24,893
Reinvestment of Distributions	3,589	2,696	3,739	3,509
Redeemed	(36,183)	(8,871)	(13,378)	(13,957)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(6,829)	21,865	48,950	14,445

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2015 Fund* - Institutional Shares
2017	$9.96	$0.20	$0.80	$1.00	$(0.24)	$(0.21)	$(0.45)	$10.51	10.03%	$439,687	0.07%	1.89%	28%
2016	$9.76	$0.17	$0.34	$0.51	$(0.22)	$(0.09)	$(0.31)	$9.96	5.24%	$462,303	0.08%	1.69%	15%
2015	$10.07	$0.15	$(0.13)	$0.02	$(0.20)	$(0.13)	$(0.33)	$9.76	0.14%	$483,292	0.08%	1.45%	24%
2014@	$10.00	$0.18	$0.20	$0.38	$(0.24)	$(0.07)	$(0.31)	$10.07	3.82%	$522,066	0.10%	1.81%	23%

KP Retirement Path 2020 Fund* - Institutional Shares
2017	$10.10	$0.21	$1.01	$1.22	$(0.25)	$(0.17)	$(0.42)	$10.90	12.04%	$877,534	0.07%	1.98%	25%
2016	$9.82	$0.18	$0.40	$0.58	$(0.21)	$(0.09)	$(0.30)	$10.10	5.92%	$772,111	0.08%	1.79%	13%
2015	$10.11	$0.16	$(0.17)	$(0.01)	$(0.20)	$(0.08)	$(0.28)	$9.82	(0.10)%	$707,746	0.07%	1.56%	19%
2014@	$10.00	$0.19	$0.21	$0.40	$(0.25)	$(0.04)	$(0.29)	$10.11	3.96%	$679,151	0.09%	1.92%	11%

KP Retirement Path 2025 Fund* - Institutional Shares
2017	$10.15	$0.22	$1.26	$1.48	$(0.26)	$(0.15)	$(0.41)	$11.22	14.59%	$1,061,313	0.07%	2.00%	19%
2016	$9.81	$0.19	$0.46	$0.65	$(0.21)	$(0.10)	$(0.31)	$10.15	6.64%	$842,733	0.07%	1.87%	10%
2015	$10.11	$0.17	$(0.21)	$(0.04)	$(0.21)	$(0.05)	$(0.26)	$9.81	(0.35)%	$718,758	0.07%	1.64%	12%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.26)	$(0.03)	$(0.29)	$10.11	3.92%	$650,003	0.09%	1.98%	8%

KP Retirement Path 2030 Fund* - Institutional Shares
2017	$10.15	$0.22	$1.50	$1.72	$(0.27)	$(0.16)	$(0.43)	$11.44	16.93%	$1,013,379	0.07%	1.98%	18%
2016	$9.76	$0.19	$0.52	$0.71	$(0.20)	$(0.12)	$(0.32)	$10.15	7.32%	$773,892	0.07%	1.91%	9%
2015	$10.09	$0.17	$(0.22)	$(0.05)	$(0.22)	$(0.06)	$(0.28)	$9.76	(0.52)%	$639,173	0.07%	1.70%	9%
2014@	$10.00	$0.20	$0.17	$0.37	$(0.26)	$(0.02)	$(0.28)	$10.09	3.78%	$580,413	0.08%	2.02%	8%

KP Retirement Path 2035 Fund* - Institutional Shares
2017	$10.19	$0.22	$1.71	$1.93	$(0.28)	$(0.16)	$(0.44)	$11.68	18.93%	$1,133,140	0.06%	1.96%	16%
2016	$9.75	$0.19	$0.58	$0.77	$(0.20)	$(0.13)	$(0.33)	$10.19	7.91%	$845,902	0.07%	1.89%	9%
2015	$10.10	$0.18	$(0.25)	$(0.07)	$(0.23)	$(0.05)	$(0.28)	$9.75	(0.70)%	$691,910	0.06%	1.71%	7%
2014@	$10.00	$0.20	$0.19	$0.39	$(0.27)	$(0.02)	$(0.29)	$10.10	3.86%	$620,600	0.08%	2.01%	7%

KP Retirement Path 2040 Fund* - Institutional Shares
2017	$10.21	$0.22	$1.85	$2.07	$(0.29)	$(0.16)	$(0.45)	$11.83	20.28%	$1,043,698	0.06%	1.94%	15%
2016	$9.75	$0.18	$0.61	$0.79	$(0.19)	$(0.14)	$(0.33)	$10.21	8.14%	$762,771	0.07%	1.86%	8%
2015	$10.10	$0.17	$(0.25)	$(0.08)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.73)%	$611,633	0.06%	1.68%	7%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.27)	$(0.03)	$(0.30)	$10.10	3.91%	$543,274	0.08%	2.02%	8%

KP Retirement Path 2045 Fund* - Institutional Shares
2017	$10.20	$0.22	$1.92	$2.14	$(0.29)	$(0.15)	$(0.44)	$11.90	21.00%	$766,861	0.06%	1.93%	14%
2016	$9.74	$0.19	$0.60	$0.79	$(0.18)	$(0.15)	$(0.33)	$10.20	8.15%	$535,836	0.07%	1.89%	9%
2015	$10.09	$0.18	$(0.25)	$(0.07)	$(0.22)	$(0.06)	$(0.28)	$9.74	(0.66)%	$413,485	0.06%	1.71%	9%
2014@	$10.00	$0.21	$0.17	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$354,753	0.08%	2.06%	8%

KP Retirement Path 2050 Fund* - Institutional Shares
2017	$10.24	$0.23	$1.97	$2.20	$(0.29)	$(0.14)	$(0.43)	$12.01	21.52%	$414,001	0.06%	2.02%	13%
2016	$9.75	$0.20	$0.60	$0.80	$(0.18)	$(0.13)	$(0.31)	$10.24	8.25%	$257,588	0.07%	1.98%	10%
2015	$10.09	$0.19	$(0.26)	$(0.07)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.70)%	$172,257	0.06%	1.82%	9%
2014@	$10.00	$0.22	$0.16	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$124,388	0.08%	2.19%	10%

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2055 Fund* - Institutional Shares
2017	$10.22	$0.26	$1.94	$2.20	$(0.29)	$(0.10)	$—		$(0.39)	$12.03	21.59%	$111,748	0.06%	2.24%	15%
2016	$9.70	$0.22	$0.58	$0.80	$(0.18)	$(0.10)	$—		$(0.28)	$10.22	8.28%	$54,819	0.07%	2.26%	16%
2015	$10.07	$0.23	$(0.30)	$(0.07)	$(0.21)	$(0.09)	$—		$(0.30)	$9.70	(0.66)%	$27,088	0.06%	2.19%	21%
2014@	$10.00	$0.24	$0.15	$0.39	$(0.27)	$(0.05)	$—		$(0.32)	$10.07	3.81%	$12,658	0.10%	2.44%	28%

KP Retirement Path 2060 Fund* - Institutional Shares
2017	$10.27	$0.28	$1.94	$2.22	$(0.29)	$(0.20)	$—		$(0.49)	$12.00	21.66%	$22,985	0.07%	2.43%	27%
2016	$9.78	$0.21	$0.59	$0.80	$(0.18)	$(0.13)	$—		$(0.31)	$10.27	8.18%	$9,097	0.07%	2.10%	51%
2015	$10.12	$0.22	$(0.28)	$(0.06)	$(0.22)	$(0.06)	$—		$(0.28)	$9.78	(0.60)%	$5,748	0.06%	2.09%	100%
2014@	$10.00	$0.20	$0.19 ^	$0.39	$(0.27)	$—	$—		$(0.27)	$10.12	3.92%	$2,452	0.15%	1.98%	340%

KP Large Cap Equity Fund* - Institutional Shares
2017	$11.19	$0.18	$2.49	$2.67	$(0.17)	$(0.71)	$—		$(0.88)	$12.98	23.84%	$2,250,917	0.31%	1.47%	41%
2016	$10.56	$0.18	$0.88	$1.06	$(0.17)	$(0.26)	$—		$(0.43)	$11.19	10.04%	$1,476,628	0.34%	1.65%	50%
2015	$10.82	$0.15	$0.17	$0.32	$(0.15)	$(0.43)	$—		$(0.58)	$10.56	2.91%	$1,239,696	0.35%	1.38%	126%
2014@	$10.00	$0.16	$0.96	$1.12	$(0.15)	$(0.15)	$—		$(0.30)	$10.82	11.21%	$1,142,880	0.35%	1.62%	126%

KP Small Cap Equity Fund* - Institutional Shares
2017	$11.22	$0.05	$1.97	$2.02	$(0.06)	$(1.10)	$—		$(1.16)	$12.08	17.95%	$1,075,158	0.53%	0.41%	100%
2016	$9.55	$0.08	$1.68	$1.76	$(0.09)	$—	$—		$(0.09)	$11.22	18.38%	$930,815	0.53%	0.86%	91%
2015	$10.32	$0.07	$(0.55)	$(0.48)	$(0.07)	$(0.22)	$—	(1)	$(0.29)	$9.55	(4.73)%	$780,852	0.55%	0.68%	154%
2014@	$10.00	$0.09	$0.32	$0.41	$(0.09)	$—	$—		$(0.09)	$10.32	4.06%	$448,240	0.59%	0.97%	212%

KP International Equity Fund* - Institutional Shares
2017	$8.93	$0.21	$2.37	$2.58	$(0.26)	$(0.05)	$—		$(0.31)	$11.20	28.95%	$1,469,968	0.49%	2.06%	125%
2016	$8.84	$0.20	$0.07	$0.27	$(0.18)	$—	$—		$(0.18)	$8.93	3.03%	$1,232,730	0.49%	2.22%	23%
2015	$9.30	$0.20	$(0.46)	$(0.26)	$(0.19)	$—	$(0.01)		$(0.20)	$8.84	(2.79)%	$1,026,913	0.50%	2.13%	21%
2014@	$10.00	$0.26	$(0.64)	$(0.38)	$(0.22)	$(0.08)	$(0.02)		$(0.32)	$9.30	(3.83)%	$940,105	0.54%	2.61%	115%

KP Fixed Income Fund* - Institutional Shares
2017	$9.86	$0.27	$0.16	$0.43	$(0.24)	$—	$—		$(0.24)	$10.05	4.41%	$1,581,880	0.31%	2.63%	547%
2016	$9.79	$0.24	$0.16	$0.40	$(0.23)	$(0.10)	$—		$(0.33)	$9.86	4.08%	$1,069,341	0.32%	2.37%	484%
2015	$10.00	$0.21	$(0.16)	$0.05	$(0.21)	$(0.05)	$—	(1)	$(0.26)	$9.79	0.57%	$920,322	0.34%	2.10%	533%
2014@	$10.00	$0.20	$0.07	$0.27	$(0.18)	$(0.09)	$—		$(0.27)	$10.00	2.68%	$825,908	0.36%	1.99%	496%

*	Commenced operations on January 10, 2014.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.
‡	Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Amount less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2017

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

Callan LLC serves as the Funds’ investment adviser (the “Adviser”). The Adviser will engage a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE KP FUNDS	December 31, 2017

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2017, KP Large Cap Equity, KP International Equity and KP Fixed Income Funds had securities valued in accordance with fair value procedures. Refer to the schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

KP International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser may contact SEI Global Fund Services (the “Administrator”) to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE KP FUNDS	December 31, 2017

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended December 31, 2017, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. Tax is monitoring and accruing foreign capital cap gains for $643 (000), please refer to the Statement of Assets and Liabilities.

As of and during the year ended December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2017 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds generally bifurcate that portion of realized gains (losses) on investments in debt securities which is attributed to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the year are presented on the Statements of Operations. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts.

THE KP FUNDS	December 31, 2017

For the year ended December 31, 2017, the average balances of forward foreign currency exchange contracts were as follows (000):

	KP International Equity Fund	KP Fixed Income Fund
Average Monthly Notional Contracts Purchased	$(2,718)	$(3,256)
Average Monthly Notional Contracts Sold	4,538	4,235

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2017, if applicable.

For the year ended December 31, 2017, the average monthly notional amount of futures contracts held were as follows (000):

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund
Average Monthly Notional Value Balance Long	$22,484	$10,223	$16,982	$—
Average Monthly Notional Value Balance Short	—	—	—	(1,901)

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of December 31, 2017, if applicable.

THE KP FUNDS	December 31, 2017

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of December 31, 2017, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the Funds as of December 31, 2017 (000):

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Barclays PLC	$38	$38	$(30)	$(30)	$8	$—	$8
BNP Paribas	13	13	(78)	(78)	(65)	—	(65)
HSBC	6	6	—	—	6	—	6

Total over the counter	$57	$57	$(108)	$(108)

†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on

THE KP FUNDS	December 31, 2017

the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

3. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the average daily net assets of the Funds. For the year ended December 31, 2017, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee
KP Retirement Path 2015 Fund	$113	KP Retirement Path 2050 Fund	$85
KP Retirement Path 2020 Fund	$209	KP Retirement Path 2055 Fund	$21
KP Retirement Path 2025 Fund	$242	KP Retirement Path 2060 Fund	$4
KP Retirement Path 2030 Fund	$228	KP Large Cap Equity Fund	$733
KP Retirement Path 2035 Fund	$252	KP Small Cap Equity Fund	$364
KP Retirement Path 2040 Fund	$230	KP International Equity Fund	$495
KP Retirement Path 2045 Fund	$165	KP Fixed Income Fund	$519

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. Investment Advisory Agreements:

The Trust will pay to the Adviser as compensation for the Adviser’s services rendered, a fee (the “Advisory Fee”), determined in accordance with the calculation methodology set forth below. The Advisory Fee will be computed and accrued daily on an estimated basis by the Administrator and paid monthly in arrears based on a final determination by the Administrator.

The Advisory Fee payable by each Fund for any particular period will equal its pro rata portion of the total fee calculated by applying the Effective Fee Rate (defined below) to the Fund Asset Base (defined below), with each Fund’s pro rata portion determined by dividing the net assets of such Fund that are included in the Fund Asset Base by the total Fund Asset Base. The “Effective Fee Rate” will be determined by applying the following fee schedule to the Fund Asset Base:

0.05% on the first $4,000,000,000 of the Fund Asset Base;

0.04% on the Fund Asset Base between $4,000,000,001 and $7,000,000,000;

0.03% on the Fund Asset Base between $7,000,000,001 and $10,000,000,000; and

0.025% on the Fund Asset Base over $10,000,000,000.

THE KP FUNDS	December 31, 2017

The “Fund Asset Base” equals the Core Funds Asset Base (defined below) plus the Target Date Funds Asset Base (defined below). The “Core Funds Asset Base” equals the sum of the net assets of each Core Fund. The “Target Date Funds Asset Base” equals the sum of the net assets of each Target Date Fund invested in investment companies to which the Adviser does not serve as investment adviser. The Fund Asset Base will be estimated daily and determined monthly based on the preceding methodology, in all cases based on the net assets as of the close of business on the preceding day in the case of the daily estimate and based on the average daily net assets average daily net assets in the month for the monthly calculation.

The Effective Fee Rate determined at the beginning of a month shall be used throughout the month for purposes of the daily estimate, and shall be recalculated for the month to make the final determination. In the event that the estimated daily fee for a Fund differs from the final determination by an amount sufficient to require an adjustment to the Net Asset Value of the Fund for any day, such difference shall be treated as a pricing error under the Trust’s policy.

The Adviser has entered into sub-advisory agreements with each sub-adviser under which the sub-adviser makes investment decisions for the assets it has been allocated to manage. For its service, each sub-adviser receives a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisors directly are labeled as “Sub-Advisory Fees” on the Statements of Operations.

As of December 31, 2017, the Adviser has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
AQR Capital Management, LLC	Acadian Asset Management LLC
MFS Investment Management	Marathon Asset Management LLP
PanAgora Asset Management, Inc.	MFS Investment Management
SSgA Funds Management, Inc.	Sprucegrove Investment Management Ltd.
T. Rowe Price	SSgA Funds Management, Inc.

KP Small Cap Equity Fund

Aristotle Capital Boston, LLC

CastleArk Management, LLC

Columbus Circle Investors

DePrince Race & Zollo, Inc.

PENN Capital Management Company, Inc.

SSgA Funds Management, Inc.

Walthausen & Co., LLC

William Blair & Company, LLC
KP Fixed Income Fund
Credit Suisse Asset Management
Loomis, Sayles & Company, LP
Payden & Rygel
SSgA Funds Management, Inc.

5. Investment Transactions:

For the year ended December 31, 2017, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2015 Fund	$124,333	$174,845
KP Retirement Path 2020 Fund	249,029	204,687
KP Retirement Path 2025 Fund	309,163	176,166
KP Retirement Path 2030 Fund	304,859	160,589
KP Retirement Path 2035 Fund	325,849	156,873
KP Retirement Path 2040 Fund	298,570	133,285
KP Retirement Path 2045 Fund	237,999	92,324
KP Retirement Path 2050 Fund	157,201	44,510
KP Retirement Path 2055 Fund	58,765	11,997
KP Retirement Path 2060 Fund	16,315	4,245
KP Large Cap Equity Fund	1,174,910	789,014
KP Small Cap Equity Fund	933,677	934,399
KP International Equity Fund	1,602,480	1,671,684
KP Fixed Income Fund	1,077,157	929,742

THE KP FUNDS	December 31, 2017

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $6,105,027 (000) and $5,838,433 (000), respectively.

6. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to the reclassification of short-term capital gains from affiliated registered investment companies, excess distributions, REIT adjustments, PFIC gain reclass, investment in partnerships, reclass of distributions, non-deductible excise tax, paydowns and foreign exchange gain/(loss), have been reclassified to/from the following accounts during the year ended December 31, 2017 (000):

	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
KP Retirement Path 2015 Fund	$—	$1,409	$(1,409)
KP Retirement Path 2020 Fund	—	3,439	(3,439)
KP Retirement Path 2025 Fund	—	5,162	(5,162)
KP Retirement Path 2030 Fund	—	5,835	(5,835)
KP Retirement Path 2035 Fund	—	7,374	(7,374)
KP Retirement Path 2040 Fund	—	7,290	(7,290)
KP Retirement Path 2045 Fund	—	5,666	(5,666)
KP Retirement Path 2050 Fund	—	3,091	(3,091)
KP Retirement Path 2055 Fund	—	832	(832)
KP Retirement Path 2060 Fund	—	168	(168)
KP Large Cap Equity Fund	—	564	(564)
KP Small Cap Equity Fund	(1)	974	(973)
KP International Equity Fund	(9)	2,889	(2,880)
KP Fixed Income Fund	(1)	351	(350)

These reclassifications have no impact on net assets or net asset value per share of the Funds.

The tax character of dividends and distributions declared during the year or period ended December 31, 2017 and December 31, 2016 were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2015 Fund	2017	$9,850	$8,372	$—	$18,222
	2016	10,031	4,189	—	14,220
KP Retirement Path 2020 Fund	2017	19,759	12,760	—	32,519
	2016	16,016	6,468	—	22,484
KP Retirement Path 2025 Fund	2017	24,305	13,451	—	37,756
	2016	16,914	8,169	—	25,083
KP Retirement Path 2030 Fund	2017	23,651	13,130	—	36,781
	2016	15,070	8,780	—	23,850
KP Retirement Path 2035 Fund	2017	26,847	14,505	—	41,352
	2016	15,839	10,598	—	26,437
KP Retirement Path 2040 Fund	2017	24,877	13,777	—	38,654
	2016	13,607	10,261	—	23,868
KP Retirement Path 2045 Fund	2017	18,295	9,415	—	27,710
	2016	9,281	7,428	—	16,709
KP Retirement Path 2050 Fund	2017	9,875	4,651	—	14,526
	2016	4,402	3,097	—	7,499
KP Retirement Path 2055 Fund	2017	2,677	914	—	3,591
	2016	946	470	—	1,416

THE KP FUNDS	December 31, 2017

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2060 Fund	2017	$556	$358	$—	$914
	2016	162	94	—	256
KP Large Cap Equity Fund	2017	45,798	98,447	—	144,245
	2016	22,452	32,941	—	55,393
KP Small Cap Equity Fund	2017	37,010	57,426	—	94,436
	2016	7,022	—	—	7,022
KP International Equity Fund	2017	35,737	4,289	—	40,026
	2016	23,849	—	—	23,849
KP Fixed Income Fund	2017	37,108	446	—	37,554
	2016	34,544	115	—	34,659

As of December 31, 2017, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Post October Losses	Late-Year Loss Referral	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
KP Retirement Path 2015 Fund	$—	$8,086	$—	$—	$22,360	$2	$30,448
KP Retirement Path 2020 Fund	—	17,850	—	—	57,078	—	74,928
KP Retirement Path 2025 Fund	—	24,365	—	—	85,177	3	109,545
KP Retirement Path 2030 Fund	—	25,491	—	—	97,373	1	122,865
KP Retirement Path 2035 Fund	—	30,293	—	—	125,147	—	155,440
KP Retirement Path 2040 Fund	—	28,916	—	—	123,299	—	152,215
KP Retirement Path 2045 Fund	—	21,871	—	—	90,035	1	111,907
KP Retirement Path 2050 Fund	—	11,837	—	—	44,587	—	56,424
KP Retirement Path 2055 Fund	—	3,179	—	—	9,910	(2)	13,087
KP Retirement Path 2060 Fund	—	656	—	—	1,359	1	2,016
KP Large Cap Equity Fund	2,665	15,128	—	—	425,946	1	443,740
KP Small Cap Equity Fund	7,936	15,733	—	—	136,117	—	159,786
KP International Equity Fund	6,459	25,535	—	—	185,646	(2)	217,638
KP Fixed Income Fund	—	—	(219)	(68)	7,232	86	7,031

Post-October losses represent losses realized on investment transactions from November 1, 2017 through December 31, 2017, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. During the year ended December 31, 2017, the KP International Equity Fund utilized $21,564 of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at December 31, 2017, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KP Retirement Path 2015 Fund	$417,351	$25,106	$(2,746)	$22,360
KP Retirement Path 2020 Fund	820,502	61,440	(4,362)	57,078
KP Retirement Path 2025 Fund	976,195	89,398	(4,221)	85,177
KP Retirement Path 2030 Fund	916,062	101,091	(3,718)	97,373
KP Retirement Path 2035 Fund	1,008,054	128,923	(3,776)	125,147
KP Retirement Path 2040 Fund	920,455	126,376	(3,077)	123,299
KP Retirement Path 2045 Fund	676,868	92,523	(2,488)	90,035
KP Retirement Path 2050 Fund	369,439	45,992	(1,405)	44,587
KP Retirement Path 2055 Fund	101,846	10,503	(593)	9,910

THE KP FUNDS	December 31, 2017

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KP Retirement Path 2060 Fund	$21,627	$1,598	$(239)	$1,359
KP Large Cap Equity Fund	1,842,126	472,496	(46,550)	425,946
KP Small Cap Equity Fund	949,916	180,547	(44,430)	136,117
KP International Equity Fund	1,296,430	243,487	(57,841)	185,646
KP Fixed Income Fund	1,732,240	18,188	(10,955)	7,233

7. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Credit Risk — Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Credit-Linked Notes Risk — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referenced creditor defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event.

Fixed Income Market Risk — Fixed income market risk is the risk that the prices of a fund’s fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Derivatives Risk — A fund’s use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that a fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a fund’s management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk — Foreign currency risk may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

THE KP FUNDS	December 31, 2017

8. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9. Other:

At December 31, 2017, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	Number of affiliated shareholders	% of outstanding shares held	Number of non-affiliated shareholders	% of outstanding shares held
KP Retirement Path 2015 Fund	—	0%	1	100%
KP Retirement Path 2020 Fund	—	0%	1	100%
KP Retirement Path 2025 Fund	—	0%	1	100%
KP Retirement Path 2030 Fund	—	0%	1	100%
KP Retirement Path 2035 Fund	—	0%	1	100%
KP Retirement Path 2040 Fund	—	0%	1	100%
KP Retirement Path 2045 Fund	—	0%	1	100%
KP Retirement Path 2050 Fund	—	0%	1	100%
KP Retirement Path 2055 Fund	—	0%	1	100%
KP Retirement Path 2060 Fund	—	0%	1	100%
KP Large Cap Equity Fund	5	77%	—	0%
KP Small Cap Equity Fund	2	24%	1	37%
KP International Equity Fund	5	79%	—	0%
KP Fixed Income Fund	6	90%	—	0%

10. Regulatory Matters:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE KP FUNDS	December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

The KP Funds and Shareholders of

KP Retirement Path 2015 Fund

KP Retirement Path 2020 Fund

KP Retirement Path 2025 Fund

KP Retirement Path 2030 Fund

KP Retirement Path 2035 Fund

KP Retirement Path 2040 Fund

KP Retirement Path 2045 Fund

KP Retirement Path 2050 Fund

KP Retirement Path 2055 Fund

KP Retirement Path 2060 Fund

KP Large Cap Equity Fund

KP Small Cap Equity Fund

KP International Equity Fund and

KP Fixed Income Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund, KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund and KP Fixed Income Fund (constituting The KP Funds, hereafter collectively referred to as the "Funds") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 27, 2018

We have served as the auditor of one or more investment companies in Callan LLC since 2013.

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THE KP FUNDS	December 31, 2017

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Set forth below are the names, years of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past 5 Years
INTERESTED TRUSTEES[2,3]

ROBERT A. NESHER (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
WILLIAM M. DORAN (Born: 1940)	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

3	Trustees oversee 14 funds in the KP Funds Trust.

THE KP FUNDS	December 31, 2017

the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-457-3637. The following chart lists Trustees and Officers as of December 31, 2017.

Other Directorships Held in the Past Five Years[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments – Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE KP FUNDS	December 31, 2017

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past 5 Years
INDEPENDENT TRUSTEES[2]

JOHN K. DARR (Born: 1944)	Trustee (Since 2008)	Retired. Chief Executive Officer, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE JR. (Born: 1952)	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010; Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.
MITCHELL A. JOHNSON (Born: 1942)	Trustee (Since 2005)	Retired. Private Investor since 1994.
BETTY L. KRIKORIAN (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Trustees oversee 14 funds in the KP Funds Trust.

THE KP FUNDS	December 31, 2017

Other Directorships Held in the Past Five Years[3]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director of Federal Home Loan Bank of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director of The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

3	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE KP FUNDS	December 31, 2017

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past 5 Years
INDEPENDENT TRUSTEES[2]

BRUCE R. SPECA (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
GEORGE J. SULLIVAN, JR. (Born: 1942)	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS

MICHAEL BEATTIE (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments, since 2004.
JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Trustees oversee 14 funds in the KP Funds Trust.

THE KP FUNDS	December 31, 2017

Other Directorships Held in the Past Five Years[3]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

None.
None.
None.

3	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE KP FUNDS	December 31, 2017

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served	Principal Occupation During the Past 5 Years
OFFICERS (continued)

DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017.
ROBERT MORROW (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
BRIDGET E. SUDALL (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015.
LISA WHITTAKER (Born: 1978)	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments (2012-present). Associate Counsel and Compliance Officer, The Glenmede Trust Company, N.A. (2011-2012).

THE KP FUNDS	December 31, 2017

Other Directorships Held in the Past Five Years

None.
None.
None.
None.
None.

THE KP FUNDS	December 31, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2017 and held for the six-month period ended December 31, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	December 31, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2015 Fund
Actual Fund Return	$1,000.00	$1,048.70	0.07%	$0.36
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$1,058.50	0.07%	$0.36
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$1,070.00	0.07%	$0.37
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$1,079.90	0.07%	$0.37
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$1,089.80	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31
KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$1,095.50	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31
KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$1,098.10	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31

	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$1,101.20	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31
KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$1,101.70	0.07%	$0.37
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$1,101.80	0.07%	$0.37
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,116.70	0.32%	$1.71
Hypothetical 5% Return	$1,000.00	$1,023.59	0.32%	$1.63
KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,109.30	0.53%	$2.82
Hypothetical 5% Return	$1,000.00	$1,022.53	0.53%	$2.70
KP International Equity Fund
Actual Fund Return	$1,000.00	$1,116.90	0.51%	$2.72
Hypothetical 5% Return	$1,000.00	$1,022.63	0.51%	$2.60
KP Fixed Income Fund
Actual Fund Return	$1,000.00	$1,018.20	0.31%	$1.58
Hypothetical 5% Return	$1,000.00	$1,023.64	0.31%	$1.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE KP FUNDS	December 31, 2017

BOARD CONSIDERATIONS IN APPROVING AND RENEWING THE ADVISORY AND SUB-ADVISOR AGREEMENTS (Unaudited)

Board Considerations in Renewing the Advisory and Sub-Advisor Agreements for the Funds

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The KP Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on August 14, 2017 and November 15, 2017 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the investment advisory agreement between Callan LLC (the “Adviser”) and the Trust, on behalf of the Funds;

•

the sub-advisory agreements between the Adviser and certain sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, as set forth in the following table:

Sub-Adviser	Fund(s)
AQR Capital Management, LLC	KP Large Cap Equity Fund
PanAgora Asset Management, Inc.	KP Large Cap Equity Fund
SSgA Funds Management, Inc.	KP Large Cap Equity Fund KP Small Cap Equity Fund KP International Equity Fund KP Fixed Income Fund
T. Rowe Price Associates, Inc.	KP Large Cap Equity Fund
Marathon Asset Management LLP	KP International Equity Fund
Columbus Circle Investors	KP Small Cap Equity Fund
MFS Investment Management	KP Large Cap Equity Fund KP International Equity Fund
DePrince Race & Zollo, Inc.	KP Small Cap Equity Fund
Walthausen & Co., LLC	KP Small Cap Equity Fund
CastleArk Management LLC	KP Small Cap Equity Fund
Acadian Asset Management LLC	KP International Equity Fund
Payden & Rygel	KP Fixed Income Fund
Loomis, Sayles & Company, L.P.	KP Fixed Income Fund
Aristotle Capital Boston, LLC	KP Small Cap Equity Fund
PENN Capital Management Company, Inc.	KP Small Cap Equity Fund

In preparation for the meetings, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meetings and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including

THE KP FUNDS	December 31, 2017

BOARD CONSIDERATIONS IN APPROVING AND RENEWING THE ADVISORY AND SUB-ADVISOR AGREEMENTS (Unaudited) (Continued)

a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meetings to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

THE KP FUNDS	December 31, 2017

BOARD CONSIDERATIONS IN APPROVING AND RENEWING THE ADVISORY AND SUB-ADVISOR AGREEMENTS (Unaudited) (Continued)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by certain Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE KP FUNDS	December 31, 2017

BOARD CONSIDERATIONS IN APPROVING AND RENEWING THE ADVISORY AND SUB-ADVISOR AGREEMENTS (Unaudited) (Continued)

Board Considerations in Approving the New Sub-Advisory Agreement for the KP International Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreement must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The KP Funds (the “Trust”) who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on February 28, 2017 to decide whether to approve a sub-advisory agreement (the “Agreement”) for an initial two-year term between the Adviser and William Blair & Company, LLC (the “Sub-Adviser”) on behalf of the KP International Equity Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the Sub-Adviser’s investment management personnel; (iii) the Sub-Adviser’s operations and financial condition; (iv) the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed sub-advisory fee to be paid to the Sub-Adviser and overall fees and operating expenses; (vi) the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for recommending the Sub-Adviser; and (x) the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Sub-Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; and (ii) the fee to be paid to the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Sub-Adviser to the Fund, including the quality and continuity of the Sub-Adviser’s portfolio management personnel, the resources of the Sub-Adviser and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration form (“Form ADV”) for the Sub-Adviser was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Sub-Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser would be satisfactory.

THE KP FUNDS	December 31, 2017

BOARD CONSIDERATIONS IN APPROVING AND RENEWING THE ADVISORY AND SUB-ADVISOR AGREEMENTS (Unaudited) (Concluded)

Costs of Advisory Services

In considering the sub-advisory fee payable to the Sub-Adviser, the Trustees reviewed, among other things, the proposed sub-advisory fee to be paid to the Sub-Adviser. The Trustees also reviewed pro forma fee and expense information, as well as the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Adviser. The Board also considered the Sub-Adviser’s commitment to managing the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Sub-Adviser is new to the Fund and had not managed Fund assets, it did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Sub-Adviser’s investment performance with respect to the Fund, the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fee to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE KP FUNDS	December 31, 2017

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2017 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2017 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal period ended December 31, 2017 the Funds are designating the following with regard to distributions paid during the period:

Fund		Return of Capital (Tax Basis)	Long-Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
KP Retirement Path 2015 Fund		0.00%	45.94%	54.06%	100.00%
KP Retirement Path 2020 Fund		0.00%	39.24%	60.76%	100.00%
KP Retirement Path 2025 Fund		0.00%	35.62%	64.38%	100.00%
KP Retirement Path 2030 Fund		0.00%	35.70%	64.30%	100.00%
KP Retirement Path 2035 Fund		0.00%	35.08%	64.92%	100.00%
KP Retirement Path 2040 Fund		0.00%	35.64%	64.36%	100.00%
KP Retirement Path 2045 Fund		0.00%	33.98%	66.02%	100.00%
KP Retirement Path 2050 Fund		0.00%	32.02%	67.98%	100.00%
KP Retirement Path 2055 Fund		0.00%	25.45%	74.55%	100.00%
KP Retirement Path 2060 Fund		0.00%	39.19%	60.81%	100.00%
KP Large Cap Equity Fund		0.00%	68.25%	31.75%	100.00%
KP Small Cap Equity Fund		0.00%	60.81%	39.19%	100.00%
KP International Equity Fund		0.00%	10.72%	89.28%	100.00%
KP Fixed Income Fund		0.00%	1.19%	98.82%	100.00%

				Foreign Investors
Fund	Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gains Dividends(5)
KP Retirement Path 2015 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2020 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2025 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2030 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2035 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2040 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2045 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2050 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2055 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2060 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Large Cap Equity Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Small Cap Equity Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP International Equity Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

THE KP FUNDS	December 31, 2017

NOTICE TO SHAREHOLDERS (Unaudited) (Continued)

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The following KP Funds designate long term capital gains for December 31, 2016, calendar year end:

Fund	Long Term Capital Gain
KP Retirement Path 2015 Fund	$2,704,665
KP Retirement Path 2020 Fund	4,674,950
KP Retirement Path 2025 Fund	5,652,337
KP Retirement Path 2030 Fund	5,741,844
KP Retirement Path 2035 Fund	6,853,202
KP Retirement Path 2040 Fund	6,452,755
KP Retirement Path 2045 Fund	4,762,997
KP Retirement Path 2050 Fund	2,333,616
KP Retirement Path 2055 Fund	453,617
KP Retirement Path 2060 Fund	71,125
KP Large Cap Equity Fund	14,314,211
KP Small Cap Equity Fund	5,034,032
KP International Equity Fund	—
KP Fixed Income Fund	—

The KP Funds

Investment Adviser

Callan LLC

600 Montgomery Street, Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Funds’ holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-AR-001-0400

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$236,425	$0	$0	$231,900	$0	$0
(b)	Audit-Related Fees	N/A	$0	$0	N/A	$0	$0
(c)	Tax Fees	N/A	$0	$0	N/A	$0	$0
(d)	All Other Fees	N/A	$0	$0	N/A	$0	$0

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimus” exception of Rule 2-01(c)(7)(i)(C) were as follows (PwC):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2017 and 2016, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: March 9, 2018

By (Signature and Title)	/s/ Stephen Connors,
Stephen Connors,
Treasurer, Controller & CFO

Date: March 9, 2018